                                                     REGISTRATION NOS. 33-20453
                                                                      811-05166
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4
                          REGISTRATION STATEMENT
                                  UNDER
                        THE SECURITIES ACT OF 1933

                             -----------------

                       PRE-EFFECTIVE AMENDMENT NO.
                     POST-EFFECTIVE AMENDMENT NO. 43    [X]
                          REGISTRATION STATEMENT
                                  UNDER
                    THE INVESTMENT COMPANY ACT OF 1940  [X]
                            AMENDMENT NO. 127
                       (CHECK APPROPRIATE BOX OR BOXES.)

                               -----------------

                        MONY AMERICA VARIABLE ACCOUNT A
                          (EXACT NAME OF REGISTRANT)

                               -----------------

                    MONY LIFE INSURANCE COMPANY OF AMERICA
                              (NAME OF DEPOSITOR)

                          1290 AVENUE OF THE AMERICAS
                           NEW YORK, NEW YORK 10104
      (ADDRESS OF THE DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)
       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE (212) 554-1234

                               -----------------

                                  DODIE KENT
                 VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          1290 AVENUE OF THE AMERICAS
                           NEW YORK, NEW YORK 10104
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               -----------------

                 PLEASE SEND COPIES OF ALL COMMUNICATIONS TO:
                          CHRISTOPHER E. PALMER, ESQ.
                              GOODWIN PROCTER LLP
                           901 NEW YORK AVENUE, N.W.
                            WASHINGTON, D.C. 20001

                               -----------------

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: It is proposed that this filing will become effective: (check appropriate box)
    [_]immediately upon filing pursuant to paragraph (b) of Rule 485.
    [X]on May 1, 2013 pursuant to paragraph (b) of Rule 485.
    [_]60 days after filing pursuant to paragraph (a)(1) of Rule 485.
    [_]on pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
    [_]this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES BEING REGISTERED:

   Units of interest in Separate Account under individual flexible payment variable annuity contracts

================================================================================

Individual Flexible Payment Variable Annuity Contract

Issued by MONY Life Insurance Company of America with variable investment options under MONY America's MONY America Variable Account A


PROSPECTUS DATED MAY 1, 2013


PLEASE READ AND KEEP THIS PROSPECTUS FOR FUTURE REFERENCE. IT CONTAINS IMPORTANT INFORMATION THAT YOU SHOULD KNOW BEFORE PURCHASING, OR TAKING ANY OTHER ACTION UNDER YOUR CONTRACT. ALSO, YOU SHOULD READ THE PROSPECTUSES FOR EACH TRUST, WHICH CONTAIN IMPORTANT INFORMATION ABOUT THEIR PORTFOLIOS.

--------------------------------------------------------------------------------

MONY Life Insurance Company of America (the "Company") issues the flexible payment variable annuity contract described in this prospectus. This prospectus is a disclosure document and describes all of the Contract's material features, benefits, rights and obligations, as well as other information. The description of the Contract's material provisions in this prospectus is current as of the date of this prospectus. If certain material provisions under the Contract are changed after the date of this prospectus in accordance with the Contract, those changes will be described in a supplement to this prospectus. You should carefully read this prospectus in conjunction with any applicable supplements.

This Contract is no longer being sold. This prospectus is used with current Contractholders only. We will continue to accept Purchase Payments under existing Contracts. You should note that your Contract features and charges, and your investment options, may vary depending on your state and/or the date on which you purchased your Contract. For more information about the particular features, charges and options applicable to you, please contact your financial professional and/or refer to your Contract.

You can tell us what to do with your Purchase Payments. You can also tell us what to do with the cash value your Contract may create for you resulting from those Purchase Payments.

You may allocate some or all of your Purchase Payments into the sub-accounts. Each subaccount is a subaccount of Separate Account MONY America Variable Account A. Both the value of your Contract before annuitization and the amount we apply upon annuitization will depend on the investment performance of the portfolios you select. You bear the investment risk of investing in the portfolios. The subaccounts invest in shares of the following portfolios of AXA Premier VIP Trust and EQ Advisors Trust:


-----------------------------------------------------------------------------------------------
 SUBACCOUNTS
-----------------------------------------------------------------------------------------------
.. All Asset Growth-Alt 20                       . EQ/GAMCO Small Company Value
.. AXA Aggressive Allocation/(1)/                . EQ/Intermediate Government Bond
.. AXA Conservative Allocation/(1)/              . EQ/MFS International Growth
.. AXA Conservative-Plus Allocation/(1)/         . EQ/Money Market
.. AXA Moderate Allocation/(1)/                  . EQ/Quality Bond PLUS
.. AXA Moderate-Plus Allocation/(1)/             . EQ/T. Rowe Price Growth Stock
.. EQ/Core Bond Index
-----------------------------------------------------------------------------------------------


NOT ALL OF THESE PORTFOLIOS MAY BE AVAILABLE IN ALL STATES OR ALL MARKETS.

(1)The "AXA Allocation" portfolios.



You may also allocate some or all of your Purchase Payments and cash values into our Guaranteed Interest Account, which is discussed later in this prospectus.


A Statement of Additional Information dated May 1, 2013 containing additional information about the contracts is incorporated herein by reference. It has been filed with the Securities and Exchange Commission and is available from the Company without charge upon written request. You may request one by writing to our processing office located at MONY Life Insurance Company of America, Policyholder Services, 100 Madison Street, Syracuse, New York 13202, or by telephoning 1-800-487-6669 or by accessing the SEC's website at www.sec.gov. The Table of Contents of the Statement of Additional Information can be found on the last page of this prospectus.


THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE CONTRACTS ARE NOT INSURED BY THE FDIC OR ANY OTHER
AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.


                                                                 #417002/MLA-MM

Contents of this Prospectus

--------------------------------------------------------------------------------






           ----------------------------------------------------------
           1. SUMMARY OF THE CONTRACT                              4
           ----------------------------------------------------------
           Definitions                                             4
           Purpose of the Contract                                 4
           Purchase Payments and cash values                       4
           Minimum Purchase Payments                               4
           MONY America Variable Account A                         4
           Guaranteed Interest Account                             5
           Transfer of cash values                                 5
           Surrender                                               5
           Charges and deductions                                  5
           Right to return contract provision                      5
           Death benefit                                           5
           Fee tables                                              6
           Example                                                 6
           Other contracts                                         7
           Condensed financial information                         7


           ----------------------------------------------------------
           2.WHO IS MONY LIFE INSURANCE COMPANY OF AMERICA?        8
           ----------------------------------------------------------
           MONY Life Insurance Company of America                  8
           How to reach us                                         9
           MONY America Variable Account A                         9


           ----------------------------------------------------------
           3. THE FUNDS                                           11
           ----------------------------------------------------------
           Purchase of portfolio shares by MONY America Variable
             Account A                                            13
           Guaranteed Interest Account                            13


           ----------------------------------------------------------
           4. DETAILED INFORMATION ABOUT THE CONTRACT             14
           ----------------------------------------------------------
           Payment and allocation of Purchase Payments            14
           Telephone/facsimile/web transactions                   18
           Disruptive transfer activity                           18
           Termination of the Contract                            19


           ----------------------------------------------------------
           5. SURRENDERS                                          20
           ----------------------------------------------------------


           ----------------------------------------------------------
           6. DEATH BENEFIT                                       21
           ----------------------------------------------------------
           Death benefit provided by the Contract                 21
           Election and contract date of election                 21
           Payment of death benefit                               21

                          CONTENTS OF THIS PROSPECTUS

          -----------------------------------------------------------
          7.CHARGES AND DEDUCTIONS                                22
          -----------------------------------------------------------
          Deductions from Purchase Payments                       22
          Charges against cash value                              22
          Deductions from cash value                              22


          -----------------------------------------------------------
          8.ANNUITY PROVISIONS                                    25
          -----------------------------------------------------------
          Annuity payments                                        25
          Election and change of settlement option                25
          Settlement Options                                      25
          Frequency of annuity payments                           26
          Additional provisions                                   26


          -----------------------------------------------------------
          9.OTHER PROVISIONS                                      27
          -----------------------------------------------------------
          Ownership                                               27
          Provision required by Section 72(s) of the Code         27
          Provision required by Section 401(a)(9) of the Code     27
          Contingent annuitant                                    28
          Assignment                                              28
          Change of beneficiary                                   28
          Substitution of securities                              28
          Changes to Contracts                                    29
          Change in operation of MONY America Variable Account A  29


          -----------------------------------------------------------
          10.VOTING RIGHTS                                        30
          -----------------------------------------------------------


          -----------------------------------------------------------
          11.DISTRIBUTION OF THE CONTRACTS                        31
          -----------------------------------------------------------


          -----------------------------------------------------------
          12.FEDERAL TAX STATUS                                   33
          -----------------------------------------------------------
          Introduction                                            33
          Spousal status                                          33
          Taxation of annuities in general                        33
          Retirement plans                                        34
          Tax treatment of the Company                            34


          -----------------------------------------------------------
          13.ADDITIONAL INFORMATION                               35
          -----------------------------------------------------------


          -----------------------------------------------------------
          14.LEGAL PROCEEDINGS                                    36
          -----------------------------------------------------------


          -----------------------------------------------------------
          15.FINANCIAL STATEMENTS                                 37
          -----------------------------------------------------------
          About the general account                               37


                 ---------------------------------------------
                 APPENDICES
                 ---------------------------------------------
                  I  --  Condensed financial information   I-1
                 II  --  Calculation of surrender charge  II-1


                 ---------------------------------------------
                 STATEMENT OF ADDITIONAL INFORMATION
                   Table of contents
                 ---------------------------------------------

                          CONTENTS OF THIS PROSPECTUS

1. Summary of the Contract

--------------------------------------------------------------------------------

This summary provides you with a brief overview of the more important aspects of your Contract. It is not intended to be complete. More detailed information is contained in this prospectus on the pages following this summary and in your Contract. This summary and the entire prospectus will describe the part of the Contract involving MONY America Variable Account A. The prospectus also briefly will describe the Guaranteed Interest Account and the portfolios offered by AXA Premier VIP Trust and EQ Advisors Trust. More detailed information about the portfolios offered by AXA Premier VIP Trust and EQ Advisors Trust is contained in the applicable fund prospectuses.

DEFINITIONS

--------------------------------------------------------------------------------
SPECIALIZED TERMS WILL BE DEFINED ON THE PAGE WHERE THEY FIRST APPEAR ENCLOSED IN A BOX.
--------------------------------------------------------------------------------

PURPOSE OF THE CONTRACT

The Contract is an Individual Flexible Payment Variable Annuity Contract (the "Contract" or "Contracts"). The Contract is no longer being sold. We will continue to accept Purchase Payments under existing Contracts.

The Contract is designed to allow a Contractholder to make Purchase Payments to the Company under the Contract. Those Purchase Payments are allocated at the Contractholder's choice among the subaccounts of MONY America Variable Account A and the Guaranteed Interest Account. Those Purchase Payments can accumulate for a period of time and create Cash Values for the Contractholder. The Contractholder can choose the length of time, within limits, that such Purchase Payments may accumulate. The Contractholder may choose at some point in the future to receive annuity benefits based upon those accumulated Cash Values.

A Contractholder uses the Contract's design to accumulate cash value for various purposes including retirement or to supplement other retirement programs. Some of these retirement programs (the "Qualified Plans") may qualify for federal income tax advantages available under certain Sections of the Internal Revenue Code (the "Code"), Sections 401, 403 (other than
Section 403(b)), 408, 408A, and 457, for example. We no longer offer contracts to fund plans intended to be qualified under Sections 403 or 457 of the Code, but may accept Purchase Payments under existing contracts.

--------------------------------------------------------------------------------
QUALIFIED PLANS -- RETIREMENT PLANS THAT MAY RECEIVE FAVORABLE TAX TREATMENT UNDER CERTAIN SECTIONS OF THE INTERNAL REVENUE CODE.
QUALIFIED CONTRACTS -- CONTRACTS ISSUED UNDER QUALIFIED PLANS.
NON-QUALIFIED CONTRACTS -- CONTRACTS NOT ISSUED UNDER QUALIFIED PLANS.
CASH VALUE -- THE DOLLAR VALUE AS OF ANY VALUATION DATE OF ALL AMOUNTS ACCUMULATED UNDER THE CONTRACT.
--------------------------------------------------------------------------------

The Contract is also designed to allow the Contractholder to request payments of part or all of the accumulated Cash Value before the Contractholder begins to receive annuity benefits. This payment may result in the imposition of a surrender charge. It may also be subject to a contract charge and/or income and other taxes.

PURCHASE PAYMENTS AND CASH VALUES

You may allocate your Purchase Payments to one or more of the sub-accounts of MONY America Variable Account A that are available under the Contract and/or to the Guaranteed Interest Account. The Purchase Payments you allocate among the various subaccounts of MONY America Variable Account A may increase or decrease in value on any day depending on the investment experience of the subaccounts you select. There is no guarantee that the value of the Purchase Payments you allocate to any of the subaccounts of MONY America Variable Account A will increase or that the Purchase Payments you make will not lose value.

Purchase Payments you allocate to the Guaranteed Interest Account will be credited with interest at a rate determined by the Company. That rate will not be less than 3.5% or 4.0%, depending on the date your Contract was issued.

MINIMUM PURCHASE PAYMENTS

The minimum Purchase Payment for individuals varies depending upon the purchaser of the Contract and the method of paying the Purchase Payments. (See "Payment and allocation of Purchase Payments.")

Additional Purchase Payments of at least $100 may be made at any time. However, for certain automatic payment plans, the smallest additional payment is $50. (See "Issuance of the Contract.") The Company may change any of these requirements in the future.

MONY AMERICA VARIABLE ACCOUNT A

MONY America Variable Account A is a separate investment account of MONY Life Insurance Company of America (the "Company"). MONY America Variable Account A's assets are owned by the Company, but are not chargeable with liabilities arising from any other business the Company conducts.

The subaccounts of MONY America Variable Account A invest in shares of AXA Premier VIP Trust and EQ Advisors Trust (the "Funds") at their net asset value. (See "The Funds.") Contractholders bear the entire investment risk for all amounts allocated to MONY America Variable Account A subaccounts.

--------------------------------------------------------------------------------
CONTRACTHOLDER -- THE PERSON SO DESIGNATED IN THE APPLICATION. IF A CONTRACT
HAS BEEN ABSOLUTELY ASSIGNED, THE ASSIGNEE BECOMES THE CONTRACTHOLDER.
PURCHASE PAYMENT -- AN AMOUNT PAID TO THE COMPANY BY THE CONTRACTHOLDER OR ON THE CONTRACTHOLDER'S BEHALF AS CONSIDERATION FOR THE BENEFITS PROVIDED BY THE CONTRACT.
NET PURCHASE PAYMENT -- A PURCHASE PAYMENT LESS ANY APPLICABLE TAX CHARGE.
--------------------------------------------------------------------------------

                            SUMMARY OF THE CONTRACT

GUARANTEED INTEREST ACCOUNT

The Guaranteed Interest Account is part of the Company's General Account. It consists of all the Company's assets other than assets allocated to segregated investment accounts of the Company. Net Purchase Payments allocated to the Guaranteed Interest Account will be credited with interest at rates guaranteed by the Company for specified periods. (See "Guaranteed Interest Account.")

TRANSFER OF CASH VALUES

You may transfer Cash Value among the subaccounts and to or from the Guaranteed Interest Account, as described later in this Prospectus. Transfers may be made by telephone, fax or web if the proper form has been completed, signed, and received by the Company at its Operations Center located at 100 Madison St., Syracuse, New York 13202. Transfers by telephone, facsimile or via the web are subject to the Company's rules and conditions for such privilege. (See "Detailed information about the Contract -- Transfers.")

SURRENDER

You may surrender all or part of the Contract at any time and receive its Surrender Value while the annuitant is alive prior to the annuity commencement date, as described later in this Prospectus. We may impose a surrender charge. The amounts you receive upon surrender may be subject to income taxes and a 10% penalty tax if you are younger than 59 1/2 at the time of surrender. (See "Surrenders" and
"Federal tax status.")

CHARGES AND DEDUCTIONS

The Contract provides for the deduction of various charges and expenses from the Cash Value of the Contract.

We pay compensation to broker-dealers who sell the Contracts. (For a discussion of this compensation, see "Distribution of the Contracts.")

RIGHT TO RETURN CONTRACT PROVISION

This information is no longer applicable as these contracts are no longer available to new purchasers.

You have the right to examine the Contract when you receive it. You may return the Contract for any reason during the "free look period" (usually within ten days from the day you receive it). You will receive a refund equal to the Purchase Payments received by the Company, less any partial surrenders you made. During the free look period, Purchase Payments allocated to the subaccounts will be retained in the EQ/Money Market Subaccount of MONY America Variable Account A.

DEATH BENEFIT

If the Annuitant (and the Contingent Annuitant, if any) dies before the annuity commencement date, the Company will pay a death benefit to the Beneficiary. If the Annuitant dies after the annuity commencement date, no death benefit is payable except as may be payable under the settlement option selected. (See "Death benefit.")

--------------------------------------------------------------------------------
ANNUITANT -- THE PERSON UPON WHOSE CONTINUATION OF LIFE ANY ANNUITY PAYMENT DEPENDS.
CONTINGENT ANNUITANT -- THE PARTY DESIGNATED BY THE CONTRACTHOLDER TO BECOME
THE ANNUITANT, SUBJECT TO CERTAIN CONDITIONS, ON THE DEATH OF THE ANNUITANT. BENEFICIARY -- THE PARTY ENTITLED TO RECEIVE BENEFITS PAYABLE AT THE DEATH OF THE ANNUITANT OR (IF APPLICABLE) THE CONTINGENT ANNUITANT.
VALUATION DATE -- EACH DAY THAT THE NEW YORK STOCK EXCHANGE IS OPEN FOR REGULAR TRADING. A VALUATION DATE ENDS 4:00 P.M. EASTERN TIME.
--------------------------------------------------------------------------------

                            SUMMARY OF THE CONTRACT

FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options. A charge for taxes may also be deducted.

---------------------------------------------------------------------
 CONTRACTHOLDER TRANSACTION EXPENSES:
---------------------------------------------------------------------
Maximum deferred sales load (surrender charge) (as a
percentage of
Purchase Payments surrendered)                          7.00%/(1)/

Maximum transfer charge                                 $25/(2)/
---------------------------------------------------------------------

The next table describes the fees and expense that you will pay periodically during the time that you own the Contract, not
including Fund portfolio company fees and expenses.
---------------------------------------------------------------------
Maximum annual contract charge                          $50/(3)/

---------------------------------------------------------------------
 SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF
 AVERAGE ANNUAL CASH VALUE IN MONY AMERICA
 VARIABLE ACCOUNT A):
---------------------------------------------------------------------
Maximum mortality and expense risk fees                 1.25%/(4)/
Total separate account annual expenses                  1.25%/(4)/
---------------------------------------------------------------------

(1)The surrender charge percentage, which reduces to zero, is determined under a surrender charge schedule. (See "Deductions from cash value -- Amount of surrender charge.") The surrender charge may be reduced under certain circumstances which include reduction in order to guarantee that certain amounts may be received free of surrender charge. (See "Deductions from cash value -- Guaranteed free surrender amount.")

(2)The transfer charge currently is $0. However, the Company has reserved the right to impose a charge for each transfer after the first four transfers in a Contract Year, which will not exceed $25. (See "Deductions from cash value -- Transfer charge.")

(3)The annual contract charge is currently $30. For Qualified Contracts (other than those issued for IRA, Roth IRA and SEP-IRA) the annual contract charge is $15 per Contract Year. However, the Company may in the future change an amount of the charge not exceeding $50 per Contract Year. (See "Deductions from cash value -- Annual contract charge.")

(4)The mortality and expense risk charge is deducted daily equivalent to a current annual rate of 1.25% from the value of the net assets of MONY America Variable Account A.


The next item shows the minimum and maximum total operating expenses charged by the portfolio companies for the year ended December 31, 2012. You may pay portfolio company operating expenses periodically during the time that you own the Contract. Certain variable investment options invest in a corresponding portfolio of one of the Trusts or other unaffiliated investment companies. Each portfolio, in turn, invests in shares of other portfolios of the Trusts and/or shares of unaffiliated portfolios ("underlying portfolios"). More detail concerning each Fund portfolio company's fees and expenses is contained in the prospectus for each portfolio.



---------------------------------------------------------------------------------------------------
 TOTAL ANNUAL FUND PORTFOLIO OPERATING EXPENSES
---------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2012 (expenses that are deducted from
portfolio assets including management fees, 12b-1 fees, service fees, and/or other   Lowest Highest
expenses)/(1)/                                                                       0.72%  1.27%
---------------------------------------------------------------------------------------------------



(1)"Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2012, if applicable, and for the underlying portfolios. In addition, the "Lowest" represents the total annual operating expenses of the EQ/Money Market Portfolio. The "Highest" represents the total annual operating expenses of the All Asset Growth-Alt 20 Portfolio.


EXAMPLE


This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contractholder transaction expenses, contract fees, separate account annual expense, and Fund fees and expenses for the year ended
December 31, 2012.


The example assumes that you invest $10,000 in the Contract for the time periods indicated. The example also assumes that your investment has a 5% return each year. The example assumes the maximum contract charges and annual expenses of any of the Fund portfolios (before expense limitations) set forth in the previous charts. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                            SUMMARY OF THE CONTRACT

1. a.If you surrender your Contract at the end of the applicable time period (assuming maximum fees and expenses of any of the Fund portfolios):


                       ---------------------------------
                        1 YEAR  3 YEARS 5 YEARS 10 YEARS
                       ---------------------------------
                        $947    $1,507  $2,084  $3,337
                       ---------------------------------


    b.If you surrender your Contract at the end of the applicable time period
      (assuming minimum fees and expenses of any of the Fund portfolios):


                       ---------------------------------
                        1 YEAR  3 YEARS 5 YEARS 10 YEARS
                       ---------------------------------
                        $896    $1,353  $1,827  $2,806
                       ---------------------------------


2. a.If you do not surrender your Contract (assuming maximum fees and expenses of any of the Fund portfolios):


                       ---------------------------------
                        1 YEAR  3 YEARS 5 YEARS 10 YEARS
                       ---------------------------------
                        $305     $933   $1,587   $3,337
                       ---------------------------------


    b.If you do not surrender your Contract (assuming minimum fees and expenses of any of the Fund portfolios):


                       ---------------------------------
                        1 YEAR  3 YEARS 5 YEARS 10 YEARS
                       ---------------------------------
                        $250     $770   $1,316   $2,806
                       ---------------------------------


3. a.If you annuitize your Contract and the proceeds are settled under Settlement Options 3 or 3A (life income with annuity options) (assuming maximum fees and expenses of any of the Fund portfolios):


                       ---------------------------------
                        1 YEAR  3 YEARS 5 YEARS 10 YEARS
                       ---------------------------------
                        $947     $933   $1,587   $3,337
                       ---------------------------------


    b.If you annuitize your Contract and the proceeds are settled under Settlement Options 3 or 3A (life income with annuity options) (assuming minimum fees and expenses of any of the Fund portfolios):


                       ---------------------------------
                        1 YEAR  3 YEARS 5 YEARS 10 YEARS
                       ---------------------------------
                        $896     $770   $1,316   $2,806
                       ---------------------------------


4. a.If you annuitize your Contract and the proceeds are settled under Settlement Options 1, 2 or 4 (annuity income without life contingencies) (assuming maximum fees and expenses of any of the Fund portfolios):


                       ---------------------------------
                        1 YEAR  3 YEARS 5 YEARS 10 YEARS
                       ---------------------------------
                        $947    $1,507  $2,084   $3,337
                       ---------------------------------


    b. If you annuitize your Contract and the proceeds are settled under Settlement Options 1, 2 or 4 (annuity income without life contingencies) (assuming minimum fees and expenses of any of the Fund portfolios):


                       ---------------------------------
                        1 YEAR  3 YEARS 5 YEARS 10 YEARS
                       ---------------------------------
                        $896    $1,353  $1,827   $2,806
                       ---------------------------------


For the purposes of the Fee Tables and the Example, we assume that the Contract is owned during the accumulation period. (See "Charges and Deductions.") On and after the annuity starting date, different fees and charges will apply.

OTHER CONTRACTS

We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, fees and/or charges that are different from those in the Contracts offered by this prospectus. Not every Contract is offered through the same distributor. Upon request, your registered representative can show you information regarding other annuity Contracts that he or she distributes. You can also contact us to find out more about any of MONY Life Insurance Company of America annuity Contracts.

CONDENSED FINANCIAL INFORMATION


Please see Appendix I at the end of this prospectus for the unit values and the number of units outstanding as of the end of the period shown for each of the variable investment options available as of December 31, 2012.

                            SUMMARY OF THE CONTRACT

2. Who is MONY Life Insurance Company of America?

--------------------------------------------------------------------------------

MONY LIFE INSURANCE COMPANY OF AMERICA


We are MONY Life Insurance Company of America (the "Company"), an Arizona stock life insurance corporation organized in 1969. MONY Life Insurance Company of America is an indirect wholly owned subsidiary of AXA Financial, Inc., which is an indirect wholly owned subsidiary of AXA S.A. ("AXA"), a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of the Company, AXA exercises significant influence over the operations and capital structure of the Company. No company other than the Company, however, has any legal responsibility to pay amounts that the Company owes under the Contracts.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $537 billion in assets as of December 31, 2012. The Company is licensed to sell life insurance and annuities in forty-nine states (not including New York), the District of Columbia, the U.S. Virgin Islands and Puerto Rico. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.

                WHO IS MONY LIFE INSURANCE COMPANY OF AMERICA?

HOW TO REACH US

To obtain (1) any forms you need for communicating with us, (2) unit values and other values under your policy, and (3) any other information or materials that we provide in connection with your Contract or the Portfolios, you may communicate with our processing office as listed below for the purposes described. Please refer to "Telephone/Fax/Web Transactions" for effective dates for processing telephone, Internet, and facsimile requests, later in this prospectus. Certain methods of contacting us, such as by telephone or electronically may be unavailable or delayed (for example our fax service may not available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us. In order to avoid delays in processing, please send your correspondence and check to the appropriate location, as follows:
--------------------------------------------------------------------------------
 FOR CORRESPONDENCE WITH CHECKS:

FOR SUBSEQUENT CONTRIBUTIONS SENT BY REGULAR MAIL:

  MONY Life Insurance Company of America
  P.O. Box 5064
  New York, NY 10087-5064

FOR SUBSEQUENT CONTRIBUTIONS SENT BY EXPRESS DELIVERY:

  JPMorgan Chase - Lockbox Processing
  Lockbox - MONY Life Insurance Company of America -
  LBX 5064
  4 Chase Metrotech Center
  7th Floor East
  Brooklyn, NY 11245
--------------------------------------------------------------------------------
 FOR CORRESPONDENCE WITHOUT CHECKS:

FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY MAIL:

  MONY Life Insurance Company of America
  Policyholder Services
  100 Madison Street
  Syracuse, New York 13202

Your correspondence will be picked up at the mailing address noted above and delivered to our processing office. Your correspondence, however, is not considered received by us until it is received at our processing office. Where this prospectus refers to the day when we receive a contribution, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our processing office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day. Our processing office is: 100 Madison Street, Syracuse, New York 13202.
--------------------------------------------------------------------------------
 BY TOLL-FREE PHONE:

Customer service representatives are available weekdays from 9:00 a.m. to 5:00 p.m., Eastern Time at 1-800-487-6669.
--------------------------------------------------------------------------------
 BY INTERNET:

Clients may access Online Account Access by visiting our Website at www.axa-equitable.com. Our Website provides access to account information and customer service. After enrolling and setting up a password, you can view account details, perform certain transactions, print customer service forms and find answers to Frequently Asked Questions (FAQs).

You can also change your allocation percentages, transfer among investment options, make a payment, and/or change your address (1) by toll-free phone,
(2) over the Internet, through Online Account Access, or (3) by writing our Operations Center. For more information about the transaction requests you can make by phone, fax or internet, see "Telephone/Fax/Web Transactions" later in this prospectus.

MONY AMERICA VARIABLE ACCOUNT A

MONY America Variable Account A is a separate investment account of the Company. Presently, only Purchase Payments for individual flexible payment variable annuity contracts are permitted to be allocated to MONY America Variable Account A. The assets in MONY America Variable Account A are kept separate from the General Account Assets and other separate accounts of the Company.

The Company owns the assets in MONY America Variable Account A. The Company is required to keep assets in MONY America Variable Account A that equal the total market value of the contract liabilities funded by MONY America Variable Account A. Realized or unrealized income gains or losses of MONY America Variable Account A are credited or charged against MONY America Variable Account A assets without regard to the other income, gains or losses of the Company. Reserves and other liabilities under the contracts are assets of MONY America Variable Account A. MONY America Variable Account A assets are not chargeable with liabilities of the Company's other businesses. The assets of MONY America Variable Account A are, however, available to cover the liabilities of our General Account to the extent that the assets of MONY America Variable Account A exceed the liabilities of the Contract supported by it. The amount of some of our obligations under the Contracts is based on the assets in MONY America Variable Account A. However, the obligations themselves are obligations of the Company.

MONY America Variable Account A was authorized by the Board of Directors of the Company and established under Arizona law on March 27, 1987. MONY America Variable Account A is registered under the Investment Company Act of 1940 (the "1940 Act") and is registered and classified under that act as a "unit investment trust". The SEC, however, does not manage or supervise the Company or MONY America Variable Account A. Although MONY America Variable Account A is registered, the Securities and Exchange Commission ("SEC") does not monitor the activity of MONY America Variable Account A on a daily basis. The Company is not required to register, and is not registered, as an investment company under the 1940 Act. A unit investment trust is a type of investment company. For state law purposes, MONY America Variable Account A is treated as a part or division of the Company.

                WHO IS MONY LIFE INSURANCE COMPANY OF AMERICA?

MONY America Variable Account A is divided into subdivisions called subaccounts. Each subaccount invests only in shares of a designated portfolio of EQ Advisors Trust. For example, the EQ/Core Bond Index Subaccount invests solely in shares of the EQ Advisors Trust EQ/Core Bond Index Portfolio. These portfolios serve only as the underlying investment for variable annuity and variable life insurance contracts issued through separate accounts of the Company or other life insurance companies. The portfolios may also be available to certain pension accounts. The portfolios are not available directly to individual investors. In the future, we reserve the right, in compliance with the laws that apply, to establish additional subaccounts; eliminate subaccounts; combine any two or more subaccounts; transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any subaccount to another subaccount; restrict or eliminate any voting rights as to MONY America Variable Account A; and cause one or more subaccounts to invest some or all of their assets in one or more other trusts or investment companies of MONY America Variable Account A if marketing needs, tax considerations, or investment conditions warrant. Future subaccounts may invest in other portfolios of the Funds or in other securities, as permitted by applicable law. Any new subaccounts may be made available to existing contracts on a basis to be determined by us. If any of these changes are made, we may, by appropriate endorsement, change the Contract to reflect the change.

                WHO IS MONY LIFE INSURANCE COMPANY OF AMERICA?

3. The Funds

--------------------------------------------------------------------------------


Each available subaccount of MONY America Variable Account A will invest only in the shares of the designated portfolio of AXA Premier VIP Trust and EQ Advisors Trust (the "Funds"). We offer affiliated Funds, which in turn offer one or more portfolios. There is a separate subaccount, which corresponds to each portfolio of a fund offered under the contract. AXA Equitable Funds Management Group, LLC, a wholly owned subsidiary of AXA Equitable, serves as the investment manager of the portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some portfolios, AXA Equitable Funds Management Group, LLC has entered into sub-advisory agreements with investment advisers ("the sub-advisers") to carry out the day-to-day investment decisions for the portfolios. As such, among other responsibilities, AXA Equitable Funds Management Group, LLC oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each portfolio, if any. The chart below also shows the currently available portfolios and their objectives.


You should be aware that AXA Advisors, LLC and AXA Distributors, LLC (together, the "Distributors") directly or indirectly receive 12b-1 fees from affiliated portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the portfolios' average daily net assets. The portfolios' sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the sub-advisers' respective portfolios. It may be more profitable for us to offer affiliated portfolios than to offer unaffiliated portfolios.

The Funds are registered with the SEC under the 1940 Act as open-end diversified management investment companies. The Funds may withdraw from sale any or all the respective portfolios as allowed by applicable law.

As a contract owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the portfolios. (See the portfolios' prospectuses for more information.) These fees and payments will reduce the underlying portfolios' investment returns. AXA Equitable may profit from these fees and payments.

AXA Equitable considers the availability of these fees and payment arrangements during the selection process for the underlying portfolios. These fees and payment arrangements may create an incentive for us to select portfolios (and classes of shares of portfolios) that pay us higher amounts.

The AXA Allocation portfolios offer Contractholders a convenient opportunity to invest in other portfolios that are managed and have been selected for inclusion in the AXA Allocation portfolios by AXA Equitable Funds Management Group, LLC, the investment manager of the AXA Premier VIP Trust and EQ Advisors Trust. AXA Advisors, LLC, an affiliated broker-dealer of the Company, may promote the benefits of such portfolios to Contractholders and/or suggest, incidental to the sale of this Contract, that Contractholders consider whether allocating some or all of their account value to such portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA
Equitable may derive greater revenues from the AXA Allocation portfolios than certain other portfolios available to you under your Contract. Please see "Payment and Allocation of Purchase Payments" in "Detailed information about the Contract" for more information about your role in managing your allocations.

As described in more detail in the underlying Fund prospectuses, the AXA Allocation Portfolios and certain other affiliated Portfolios, use futures and options to reduce the Portfolio's equity exposure during periods when certain market indicators indicate that market volatility is high. This strategy is designed to reduce the risk of market losses from investing in equity securities. However, this strategy may result in periods of underperformance, including those when the specified benchmark index is appreciating, but market volatility is high. As a result, your Cash Value may rise less than it would have without these defensive actions.

The investment strategies of the portfolios are designed to reduce the overall volatility of your Cash Value. The reduction in volatility permits us to more effectively and efficiently provide the benefits under the contract. This approach, while reducing volatility, may also suppress the investment performance of your contract.


------------------------------------------------------------------------------------------------
                                                                            INVESTMENT MANAGER
 AXA PREMIER VIP                                                            (OR
 TRUST                                                                      SUB-ADVISER(S),
 PORTFOLIO NAME      SHARE CLASS  OBJECTIVE                                 AS APPLICABLE)
------------------------------------------------------------------------------------------------
AXA AGGRESSIVE        Class B     Seeks to achieve long-term capital        .   AXA Equitable
  ALLOCATION/(1)/                 appreciation.                                 Funds
                                                                                Management
                                                                                Group, LLC
------------------------------------------------------------------------------------------------
AXA CONSERVATIVE      Class B     Seeks to achieve a high level of current  .   AXA Equitable
  ALLOCATION/(1)/                 income.                                       Funds
                                                                                Management
                                                                                Group, LLC
------------------------------------------------------------------------------------------------
AXA                   Class B     Seeks to achieve current income and       .   AXA Equitable
  CONSERVATIVE-PLUS               growth of capital, with a greater             Funds
  ALLOCATION/(1)/                 emphasis on current income.                   Management
                                                                                Group, LLC
------------------------------------------------------------------------------------------------

                                   THE FUNDS

---------------------------------------------------------------------------------------------
                                                                         INVESTMENT MANAGER
 AXA PREMIER VIP                                                         (OR
 TRUST                                                                   SUB-ADVISER(S),
 PORTFOLIO NAME      SHARE CLASS  OBJECTIVE                              AS APPLICABLE)
---------------------------------------------------------------------------------------------
AXA MODERATE          Class B     Seeks to achieve long-term capital     .   AXA Equitable
  ALLOCATION/(1)/                 appreciation and current income.           Funds
                                                                             Management
                                                                             Group, LLC
---------------------------------------------------------------------------------------------
AXA MODERATE-PLUS     Class B     Seeks to achieve long-term capital     .   AXA Equitable
  ALLOCATION/(1)/                 appreciation and current income, with      Funds
                                  a greater emphasis on capital              Management
                                  appreciation.                              Group, LLC


------------------------------------------------------------------------------------------------
                                                                           INVESTMENT MANAGER
                                                                           (OR
 EQ ADVISORS TRUST                                                         SUB-ADVISER(S),
 PORTFOLIO NAME      SHARE CLASS  OBJECTIVE                                AS APPLICABLE)
------------------------------------------------------------------------------------------------
ALL ASSET             Class IB    Seeks long-term capital appreciation     .   AXA Equitable
  GROWTH-ALT 20                   and current income.                          Funds
                                                                               Management
                                                                               Group, LLC
------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX    Class IA    Seeks to achieve a total return before   .   AXA Equitable
                                  expenses that approximates the total         Funds
                                  return performance of the Barclays           Management
                                  Intermediate U.S Government/Credit           Group, LLC
                                  Index, including reinvestment of         .   SSgA Funds
                                  dividends, at a risk level consistent        Management, Inc.
                                  with that of the Barclays Intermediate
                                  U.S. Government/Credit Index.
------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL        Class IB    Seeks to maximize capital                .   GAMCO Asset
  COMPANY VALUE                   appreciation.                                Management, Inc.
------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE       Class IA    Seeks to achieve a total return before   .   AXA Equitable
  GOVERNMENT BOND                 expenses that approximates the total         Funds
                                  return performance of the Barclays           Management
                                  Intermediate U.S. Government Bond            Group, LLC
                                  Index, including reinvestment of         .   SSgA Funds
                                  dividends, at a risk level consistent        Management, Inc.
                                  with that of the Barclays Intermediate
                                  U.S. Government Bond Index.
------------------------------------------------------------------------------------------------
EQ/MFS                Class IB    Seeks to achieve capital appreciation.   .   Massachusetts
  INTERNATIONAL                                                                Financial
  GROWTH                                                                       Services
                                                                               Company d/b/a
                                                                               MFS Investment
                                                                               Management
------------------------------------------------------------------------------------------------
EQ/MONEY MARKET       Class IA    Seeks to obtain a high level of current  .   The Dreyfus
                                  income, preserve its assets and              Corporation
                                  maintain liquidity.
------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS  Class IB    Seeks to achieve high current income     .
                                  consistent with moderate risk to             AllianceBernstein
                                  capital.                                     L.P.
------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE      Class IB    Seeks to achieve long-term capital       .   T. Rowe Price
  GROWTH STOCK                    appreciation and secondarily, income.        Associates, Inc.
------------------------------------------------------------------------------------------------

(1)The "AXA Allocation" portfolios.



YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. SHARE CLASSES, WHERE APPLICABLE, ARE DEFINED IN THE CORRESPONDING FUND PROSPECTUS. THE PROSPECTUSES FOR THE FUND CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING. IN ORDER TO OBTAIN COPIES OF FUND PROSPECTUSES THAT DO NOT ACCOMPANY THIS PROSPECTUS, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT 1-800-487-6669.

Each Contractholder should periodically review their allocation of Purchase Payments and Cash Value among the subaccounts and the Guaranteed Interest Account in light of their current objectives, the current market conditions, and the risks of investing in each of the Funds' various portfolios. A full description of the objectives, policies, restrictions, risks and expenses for each of the Funds' portfolios can be found in the prospectus for each of the Funds. The prospectus for each of the Funds should be read together with this prospectus.

                                   THE FUNDS

PURCHASE OF PORTFOLIO SHARES BY MONY AMERICA VARIABLE ACCOUNT A

MONY America Variable Account A will buy and redeem shares from the Funds at net asset value. Shares will be redeemed when needed for the Company to:

..   collect charges under the Contracts;

..   pay Surrender Value on full surrenders of the Contracts;

..   fund partial surrenders;

..   provide benefits under the Contracts; and

..   transfer assets from one subaccount to another or between one or more subaccounts of MONY America Variable Account A and the Guaranteed Interest Account as requested by Contractholders.

Any dividend or capital gain distribution received from a portfolio of a Fund will be:

..   reinvested immediately at net asset value in shares of that portfolio; and

..   kept as assets of the corresponding subaccount.

--------------------------------------------------------------------------------
SURRENDER VALUE -- THE CONTRACT'S CASH VALUE, LESS (1) ANY APPLICABLE SURRENDER CHARGE, (2) AND ANY APPLICABLE ANNUAL CONTRACT CHARGE.
--------------------------------------------------------------------------------

Shares of the Funds are not sold directly to the general public. They are sold to the Company, and may be sold to other insurance companies that issue variable annuity and variable life insurance contracts. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its portfolios both to variable annuity and to variable life insurance company separate accounts, it engages in mixed funding. When a Fund sells shares in any of its portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding. Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict.

The Board of Directors or Trustees of each of the Funds monitors the respective Fund for the existence of material irreconcilable conflict between the interests of variable annuity Contractholders and variable life insurance Contractholders. The Boards shall report any such conflict to the boards of the Company and its affiliates. The Boards of Directors of the Company and its affiliates have agreed to be responsible for reporting any potential or existing mixed and shared funding conflicts to the Directors and Trustees of each of the relevant Funds. The Boards of Directors of the Company and its affiliates will remedy any conflict at their own cost. The remedy may include establishing a new registered management investment company and segregating the assets underlying the variable annuity contracts and the variable life insurance contracts.

GUARANTEED INTEREST ACCOUNT

The Guaranteed Interest Account is a part of the Company's General Account and consists of all the Company's assets other than assets allocated to segregated investment accounts of the Company, including MONY America Variable Account A.

--------------------------------------------------------------------------------
CONTRACT YEAR -- ANY PERIOD OF TWELVE (12) MONTHS COMMENCING WITH THE CONTRACT DATE AND EACH CONTRACT ANNIVERSARY THEREAFTER.
CONTRACT ANNIVERSARY -- AN ANNIVERSARY OF THE CONTRACT DATE OF THE CONTRACT.
--------------------------------------------------------------------------------

CREDITING OF INTEREST. Net Purchase Payments allocated by a Contractholder to the Guaranteed Interest Account will be credited with interest at a rate declared by us. We guarantee that the rate will not be less than 4% (0.010746% compounded daily). For Contracts issued on and after May 1, 1994 (or on or after such later date as approval required in certain states was obtained), the rate declared by us is guaranteed not to be less than 3.5% (0.009426%, compounded daily). Each interest rate we declare will apply to all Net Purchase Payments received or transfers from MONY America Variable Account A completed within the period during which it is effective. Initial Net Purchase Payments allocated to the Guaranteed Interest Account will be credited with interest at the rate in effect for the date on which, (1) the Contract was issued (and the funds transferred into the EQ/Money Market Subaccount) and (2) from and after the date on which we deem the free look period to have expired on all funds transferred from the EQ/Money Market Subaccount to the Guaranteed Interest Account. Amounts may be withdrawn from the Guaranteed Interest Account as a result of:

..   Transfer

..   Partial surrender

..   Any charge imposed in accordance with the Contract

Such withdrawals will be considered to be withdrawals of amounts (and any interest credited thereon) most recently credited to the Guaranteed Interest Account.

Prior to the expiration of the period for which a particular interest rate was guaranteed, we will declare a renewal interest rate. The renewal interest rate will be effective for the succeeding period we determine.

                                   THE FUNDS

4. Detailed information about the Contract

--------------------------------------------------------------------------------


The Cash Value in MONY America Variable Account A and in the Guaranteed Interest Account provide many of the benefits of your Contract. The information in this section describes the benefits, features, charges and major provisions of the Contract and the extent to which those depend upon the Cash Value, particularly the Cash Value in MONY America Variable Account A. There may be differences in your Contract, such as differences in fees, charges and benefits, because of the State where we issued your Contract. We will include any such differences in your Contract.

The Contract may be used with certain tax qualified retirement plans. The Contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this Contract does not provide additional tax deferral benefits beyond those provided in the qualified plan. Accordingly, if you are purchasing this Contract through a qualified plan, you should consider purchasing this Contract for its death benefit, income benefits, and other non-tax related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether or not the Contract is an appropriate investment for you.

PAYMENT AND ALLOCATION OF PURCHASE PAYMENTS

ISSUANCE OF THE CONTRACT

Disclosure regarding contract issuance and minimum initial Purchase Payments is for informational purposes only. This Contract is no longer available to new purchasers.

The Contract is between you and the Company. The Contract is not an investment advisory account, and the Company is not providing any investment advice or managing the allocations under your Contract. In the absence of a specific written arrangement to the contrary, you as the owner of the Contract, have the sole authority to make investment allocations and other decisions under the Contract. Your AXA Advisors' financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your Contract. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.

Individuals who want to buy a Contract must:

(1)complete an application;

(2)personally deliver the application to:

   (a)a licensed agent of the Company who is also a registered representative of AXA Advisors, LLC or AXA Distributors, LLC (together, the "Distributors") who act as the principal underwriters for the Contracts, or

   (b)a licensed agent who is also registered representative of a broker dealer which had been authorized by the Distributors to sell the Contract; and

(3)pay the minimum initial Purchase Payment.

If we receive a completed application and all other information necessary for processing a purchase order at our Operations Center, we will apply your initial Purchase Payment no later than two Business Days after we receive the order. While attempting to finish an incomplete application, we may hold your initial Purchase Payment for no more than five Business Days. If an incomplete application cannot be completed within those five days, we will inform you of the reasons, and will return your Purchase Payment immediately (unless you specifically authorize us to keep it until the application is complete). Once you complete your application, we must apply the initial Purchase Payment within two Business Days. We will apply any additional premium payments you make on the Business Day we receive them at our Operations Center. Please note that if you submit your Purchase Payment to your agent, we will not begin processing the Purchase Payment until we have received it from your agent's selling firm.

The minimum initial Purchase Payment for individuals varies depending upon the use of the Contract and the method of purchase. The chart below shows the minimum initial Purchase Payment for each situation.

--------------------------------------------------------
USE OF CONTRACT OR
METHOD OF MAKING          MINIMUM INITIAL PURCHASE
PURCHASE PAYMENT          PAYMENT
--------------------------------------------------------
Individual retirement     $2,000
accounts and annuities
under Section 408 of the
Code (other than
Simplified Employee
Pensions)
--------------------------------------------------------
Non-Qualified Contracts   $2,000
--------------------------------------------------------
H.R. 10 plans             $600
(self-employed
individuals' retirement
plans under Section 401
of the Code), certain
corporate or association
retirement plans, and
Simplified Employee
Pensions under
Section 408 of the
Code/(1)/
--------------------------------------------------------

                    DETAILED INFORMATION ABOUT THE CONTRACT

--------------------------------------------------------
USE OF CONTRACT OR
METHOD OF MAKING          MINIMUM INITIAL PURCHASE
PURCHASE PAYMENT          PAYMENT
--------------------------------------------------------
Annuity purchase plans    $600
sponsored by certain
tax-exempt
organizations,
governmental entities,
or deferred compensation
plans under Section 457
of the Code
--------------------------------------------------------
Payroll deduction and     Annualized rate of $600
automatic checking        (i.e., $600 per year, $300
account withdrawal plans  semiannually, $150 quarterly
                          or $50 per month)
--------------------------------------------------------
Government Allotment      $50 per month
Plans
--------------------------------------------------------
(1)Prior to January 1, 1989 the Contracts discussed in
   this prospectus were offered in connection with
   Qualified Plans which intend to qualify for federal
   income tax advantages under Section 403(b) of the
   Code.
--------------------------------------------------------------------------------
GOVERNMENT ALLOTMENT PLANS -- PAYROLL DEDUCTION PLANS USED FOR FINANCIAL PRODUCTS BY GOVERNMENT EMPLOYEES.
--------------------------------------------------------------------------------

Additional Purchase Payments of at least $100 may be made at any time. However, for certain automatic payment plans, the smallest additional payment is $50.

The Company reserves the right to revise its rules from time to time to specify different minimum Purchase Payments. In addition, the prior approval of the Company is needed before it will accept a Purchase Payment if that would cause Cumulative Purchase Payments, less any partial surrenders and their surrender charges, to exceed $1,500,000.

The Company reserves the right to reject an application for any reason permitted by law.

Net Purchase Payments received before the Contract Date will be held in the Company's General Account and will be credited with interest at not less than 4.0% or 3.5% per year depending on the date your Contract was issued, if:

(1)the Contract is issued by the Company, and

(2)the Contract is delivered to the Contractholder.

No interest will be paid if the Contract is not issued or if it is not delivered to the Contractholder. Net Purchase Payments will be held in the EQ/MONY Market Subaccount of MONY America Variable Account A if:

(1)the application is approved,

(2)the Contract is issued, and

(3)the Contract is delivered to the Contractholder.

These amounts will be held in the EQ/MONY Market Subaccount pending end of the free look period. (See "Free look period.")

--------------------------------------------------------------------------------
CONTRACT DATE -- THE DATE THE CONTRACT BEGINS AS SHOWN IN THE CONTRACT.
--------------------------------------------------------------------------------

TAX-FREE 'SECTION 1035' EXCHANGES

This information is no longer applicable to the purchase of these Contracts as these Contracts are no longer available to new purchasers.

The Contractholder can generally exchange one, or a portion of one, annuity contract for another in a 'tax-deferred exchange' under Section 1035 of the Internal Revenue Code. Similar rules may apply to changing the funding vehicle in a Qualified Plan. Before making the exchange, the Contractholder should compare both contracts carefully. Remember that if you exchange another contract for the one, or part of one, described in this prospectus, you might have to pay a surrender charge on the old contract. There will be a new surrender charge period for this Contract and other charges may be higher (or lower) and the benefits may be different. If the exchange does not qualify for
Section 1035 treatment, the Contractholder may have to pay federal income tax, and penalty taxes on the exchange. The Contractholder should not exchange another contract for this one unless he or she determines, after knowing all the facts, that the exchange is in the Contractholder's best interest and not just better for the person trying to sell the Contractholder this Contract (that person will generally earn a commission if the Contractholder buys this Contract through an exchange or otherwise).

FREE LOOK PERIOD

This information is no longer applicable, as these Contracts are no longer available to new purchasers.

The Contractholder may return the Contract during the free look period (usually within 10 days of the delivery date). The Contract must be returned to the Company or any agent of the Company. When the Company receives the Contract, it will be voided as if it were never in effect. The amount to be refunded (except for contracts entered into in the Commonwealth of Pennsylvania) is equal to the greater of:

(1)all Purchase Payments; and

(2)(a) Cash Value of the Contract (as of the date received at the Operations Center or, if returned by mail, after being postmarked, properly addressed and postage prepaid) plus (b) any deductions from Purchase Payments (i.e. taxes for annuity considerations deducted, mortality and expense risk charges deducted in determining unit value of MONY America Variable Account A, and asset charges deducted in determining the share value of the Funds).

ALLOCATION OF PAYMENTS AND CASH VALUE

ALLOCATION OF PAYMENTS. On the application, the Contractholder may allocate Net Purchase Payments to the subaccount(s) of MONY America Variable Account A or to the Guaranteed Interest Account. Net Purchase Payments (and any interest thereon) are held in the EQ/Money Market Subaccount of MONY America Variable Account A if they are received before the end of the free look period. The Net Purchase Payments will initially be allocated to the EQ/Money Market Subaccount beginning on the later of:

(1)the Contract Date of the Contract, and

(2)the date the Payment is received at the Company's Operations Center.

                    DETAILED INFORMATION ABOUT THE CONTRACT

Net Purchase Payments will continue to be allocated to that subaccount until the free look period expires (See "Free look period" above). After we deem the free look period to have expired, the Contract's Cash Value will automatically be transferred to MONY America Variable Account A Subaccount(s) or to the Guaranteed Interest Account according to the Contractholder's percentage allocation.

After the free look period, under a non-automatic payment plan, if the Contractholder does not:

(1)specify the amount to be allocated among subaccounts, or

(2)specify the percentage to be allocated among subaccounts, or

(3)the amount or percentage specified is incorrect or incomplete,

the Net Purchase Payments will be allocated according to the Contractholder's most recent instructions on record. If there are no instructions on record, then the Purchase Payment will be allocated to the EQ/Money Market subaccount. The amount specified must not be less than $10.00 and the percentage specified must not be less than 10% of the Net Purchase Payment. Allocation percentages must total 100%.

For automatic payment plans, Net Purchase Payments will be allocated according to the Contractholder's most recent instructions on record. If there are not instructions on record, then the Net Purchase Payments will be allocated to the EQ/Money Market subaccount. You may change your allocation instructions by writing our Operations Center. A change will take effect within seven days after we receive the notice of the change.

LIMIT ON PURCHASE PAYMENTS ALLOCATED TO THE GUARANTEED INTEREST ACCOUNT

The Company will return to the Contractholder any portion of the Purchase Payment requested for allocation to the Guaranteed Interest Account if (a) Cash Value in the Guaranteed Interest Account equals or exceeds $250,000.00 or
(b) acceptance of that partial payment would cause Cash Value in the Guaranteed Interest Account to exceed $250,000.00.

CALCULATING UNIT VALUES FOR EACH SUBACCOUNT

When allocated Net Purchase Payments are received, they are credited to subaccounts of MONY America Variable Account A in the form of units. The number of units is determined by dividing the dollar amount allocated to a particular subaccount by the unit value for that subaccount for the Valuation Date on which the Purchase Payment is received.

To determine the unit value of a subaccount on each Valuation Date, the Company takes the prior Valuation Date's unit value and multiplies it by the Net Investment Factor for the current Valuation Date. The Net Investment Factor is used to measure the investment performance of a subaccount from one Valuation Date to the next. The Net Investment Factor for each subaccount equals:

(1)the net asset value per share of each Fund held in the subaccount at the end of the current Valuation Date divided by

(2)the net asset value per share of each Fund held in the subaccount at the end of the prior Valuation Date, minus

(3)the daily mortality and expense risk charge and any other applicable charges adjusted for the number of calendar days in the period.

The unit value of these subaccounts may increase, decrease or remain the same from Valuation Date to Valuation Date. The unit value depends on the investment performance of the portfolio of the Fund in which the subaccount invests and any expenses and charges deducted from MONY America Variable Account A. The Contractholder bears the entire investment risk. Contractholders should periodically review their allocations of payments and values in light of market conditions and overall financial planning requirements.

CALCULATION OF GUARANTEED INTEREST ACCOUNT CASH VALUE

Net Purchase Payments to be allocated to the Guaranteed Interest Account will be credited to that account on:

(1)The date received at the Operations Center, or

(2)If the day Payments are received is not a Valuation Date, then on the next Valuation Date.

Interest will be credited daily. That part of Net Purchase Payments allocated to the Guaranteed Interest Account that exceeds the $250,000 limit imposed by the Company will be returned to the Contractholder.

CALCULATION OF CASH VALUE

The Contract's Cash Value will reflect:

..   The investment performance of the selected subaccount(s) of MONY America
    Variable Account A;

..   Amounts credited (including interest) to the Guaranteed Interest Account;

..   Any Net Purchase Payments;

..   Any partial surrenders; and

..   All contract charges (including surrender charges) imposed.

There is no guaranteed minimum Cash Value, except to the extent Net Purchase Payments have been allocated to the Guaranteed Interest Account. Because a Contract's Cash Value at any future date will be dependent on a number of variables, it cannot be predetermined.

The Cash Value will be computed first on the Contract Date and thereafter on each Valuation Date. On the Contract Date, the Contract's Cash Value will be the Net Purchase Payments received plus any interest credited on those Payments during the period when Net Purchase Payments are held in the General Account. (See "Issuance of the Contract.")

After allocation of the amounts in the General Account to MONY America Variable Account A or the Guaranteed Interest Account, on each Valuation Date, the Contract's Cash Value will be computed as follows:

(1)Determine the aggregate of the Cash Values attributable to the Contract in each of the subaccounts on the Valuation Date. This is done by multiplying the subaccount's unit value on that date by the number of subaccount units allocated to the Contract;

(2)Add any amount credited to the Guaranteed Interest Account. This amount is the aggregate of all Net Purchase Payments allocated to the Guaranteed Interest Account and:

  .   The addition of any interest credited;

  .   Addition or subtraction of any amounts transferred;

                    DETAILED INFORMATION ABOUT THE CONTRACT

  .   Subtraction of any partial surrenders; and

  . Subtraction of any contract charges, surrender charges and transfer charges.

(3)Add any Net Purchase Payment received on that Valuation Date;

(4)Subtract any partial surrender amount and its surrender charge made on that Valuation Date;

(5)Subtract any annual contract charge deductible on that Valuation Date.

In computing the Contract's Cash Value, the number of subaccount units allocated to the contracts is determined after any transfers among subaccounts or between one or more of the subaccounts and the Guaranteed Interest Account. Any transfer charges are also deducted. However, the computation of the Contract's Cash Value is done before any other contract transactions on the Valuation Date, such as:

..   Receipt of Net Purchase Payments.

..   Partial surrenders.

If a transaction would ordinarily require that the Contract's Cash Value be computed for a day that is not a Valuation Date, the next following Valuation Date will be used.

TRANSFERS. You may transfer the value of the Contract among the subaccounts after the free look period has expired by sending a proper written request to the Company's Operations Center. Transfers may be made by telephone, facsimile or via the web if you have proper authorization. The same rules apply as those for allocation of payments by telephone, facsimile or via the web. (See "Telephone/facsimile/web transaction.") Transfers will be executed at the net asset value next calculated by the Company if the transfer instruction is received and acknowledged by 4:00 p.m., Eastern Time on a day on which the New York Stock Exchange is open for business. If the New York Stock Exchange is not open for business on the day of receipt, the transfer instruction will be executed at the net asset value calculated at the close of business on the first day thereafter on which the New York Stock Exchange is open for business. Such transfers are subject to the Company's rules and conditions for such privilege. Currently, there are no limitations on the number of transfers between subaccounts. Our current transfer restrictions are set forth in the "Disruptive transfer activity" section below.

Transfers may be postponed for any period during which:

(1)the New York Stock Exchange is closed other than customary weekend and holiday closings, or

(2)trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission, or

(3)an emergency exists as a result of which disposal of securities held by the Fund is not reasonably practicable or it is not reasonably practicable to determine the value of the net assets of the Fund.

A transfer charge is not currently imposed on transfers. (See "Charges against cash value -- Transfer charge.") However, the Company reserves the right to impose a charge for transfers in excess of four. Such charge will not exceed $25 per transfer. If imposed, the charge will be deducted from the subaccount(s) or the Guaranteed Interest Account from which the amounts are transferred. This charge is in addition to the amount transferred. The charge allocated against the Guaranteed Interest Account or any subaccounts will be in the same proportion that the amount being transferred from the Guaranteed Interest Account or any subaccount bears to the total amount being transferred. If there is insufficient Cash Value in a subaccount or in the Guaranteed Interest Account to provide for its proportionate share of the charge, then the entire charge will be allocated in the same manner as the annual contract charge. (See "Charges against cash value -- Annual contract charge.") All transfers in a single request are treated as one transfer transaction. Transfers resulting from the first reallocation of Cash Value at the end of the free look period will not be subject to a transfer charge nor will it be counted against the four transfers allowed in each Contract Year without charge. Under present law, transfers are not taxable transactions.

TRANSFERS INVOLVING THE GUARANTEED INTEREST ACCOUNT. Transfers to or from the Guaranteed Interest Account are subject to the following limitations.

..   We will reject that part of the transfer that will cause amounts credited to the Guaranteed Interest Account to exceed $250,000.

   -- The portion in excess of the $250,000 limitation will be allocated back to the subaccounts designated in that transfer as the subaccounts from which amounts were to be transferred. The allocation back will be in the proportion that the amount requested to be transferred from each subaccount bears to the total amount transferred.

..   Transfers from the Guaranteed Interest Account to one or more subaccounts may be made once during each Contract Year, and the amount which may be transferred is limited to the greater of:

   -- 25% of the Cash Value in the Guaranteed Interest Account on the date the transfer would take effect or

   -- $5,000.

..   Transfers from the Guaranteed Interest Account to one or more subaccounts will be effective only on an anniversary of the Contract Date or on a Valuation Date not more than 30 days thereafter.

Please see "Payment and allocation of Purchase Payments" earlier in this section for more information about your role in managing your allocations.

PORTFOLIO REBALANCING

Our portfolio rebalancing program can help prevent a well-conceived investment strategy from becoming diluted over time. Investment performance will likely cause the allocation percentages you originally selected to shift. With this program, you may instruct us to periodically reallocate values in your Contract. The program does not guarantee an investment gain or protect against an investment loss. You may elect or terminate the rebalancing program at any time. You may also change your allocations under the program at any time. Requesting a transfer while enrolled in our rebalancing program will automatically terminate your participation in the program. This means that your account will no longer be rebalanced on a periodic basis. You must provide us with written instructions if you wish your account to be rebalanced in the future.

                    DETAILED INFORMATION ABOUT THE CONTRACT

TELEPHONE/FACSIMILE/WEB TRANSACTIONS

The Contractholder may change the specified allocation formula for future Net Purchase Payments at any time without charge by sending written notification to the Company at the Operations Center. Prior allocation instructions may also be changed by telephone, facsimile or via the web subject to the guidelines (which we believe to be reasonable) of the Company and its right to terminate telephone, facsimile or via the web. The Company reserves the right to deny any telephone, facsimile or via the web allocation request.

Any such change, whether made in writing or by telephone, facsimile or via the web, will be effective within seven days after we receive notice, in accordance with the requirements of state insurance departments and the Investment Company Act of 1940.

We have adopted guidelines relating to changes of allocations by telephone which, among other things, outline procedures designed to prevent unauthorized instructions. If the Contractholder does not follow these procedures:

(1)the Company shall not be liable for any loss as a result of following fraudulent telephone instructions; and

(2)the Contractholder will, therefore, bear the entire risk of loss due to fraudulent telephone instructions.


A copy of the guidelines and our form for electing telephone/facsimile transfer privileges is available from your financial professional or by calling us at 1-800-487-6669, Monday through Friday, 9AM to 5PM, Eastern Time. Web transfer privileges and a copy of the guidelines and forms are available online at www.axa-equitable.com. The telephone or fax allocation and transfer privileges may also be elected by completing the telephone or fax authorization. The Company's form or a Contract application with a completed telephone or fax authorization must be signed and received at the Company's Operations Center before telephone or fax allocation instructions will be accepted. To elect web allocation and transfer privileges, you must log on to www.axa-equitable.com, and register for online account access. This online application must be electronically signed and received by the Company via the internet before web transaction instructions will be accepted.


SPECIAL NOTE ON RELIABILITY. Please note that the internet or our telephone system may not always be available. Any system, whether it is yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transactions by writing our Operations Center.

DISRUPTIVE TRANSFER ACTIVITY

You should note that the Contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The Contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the subaccounts invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all policy and Contractholders.

We offer subaccounts with underlying portfolios that are part of the AXA Premier VIP Trust and EQ Advisors Trust, (the "trusts"). The trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the trust obtains from us Contractholder trading activity. The trusts currently consider transfers into and out of (or vice versa) the same subaccount within a five business day period as potentially disruptive transfer activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

                    DETAILED INFORMATION ABOUT THE CONTRACT

As of the date of this prospectus, we do not offer investment options with underlying portfolios that are part of an outside trust (an "unaffiliated trust"). Should we offer such investment options in the future, each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity, which would be disclosed in the unaffiliated trusts' prospectus. If an unaffiliated trust advises us that there may be disruptive activity from one of our policy owners, we will work with the unaffiliated trust to review policy owner trading activity, and any unaffiliated trust would have the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios.


When a contract is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the Contractholder is identified a second time as engaged in potentially disruptive transfer activity under the Contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all Contractholders uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by Contractholders. As of the date of this prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the Contractholder.

Contractholders should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, Contractholders may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some Contractholders may be treated differently than others, resulting in the risk that some Contractholders may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

TERMINATION OF THE CONTRACT

The Contract will remain in effect until the earlier of:

(1)the date the Contract is surrendered in full,

(2)the date annuity payments start,

(3)the Contract Anniversary on which, after deduction for any annual contract charge then due, no Cash Value remains in the Contract, and

(4)the date the death benefit is payable under the Contract.

                    DETAILED INFORMATION ABOUT THE CONTRACT

5. Surrenders

--------------------------------------------------------------------------------

The Contractholder may elect to make a surrender of all or part of the Contract's Cash Value provided it is:

..   on or before the annuity payments start, and

..   during the lifetime of the Annuitant.

Any such election shall specify the amount of the surrender. The surrender will be effective on the date a proper written request is received by the Company at its Operation Center.

The amount of the surrender may be equal to the Contract's Surrender Value, which is its Cash Value less:

(1)any applicable surrender charge, and

(2)(for a full surrender) any annual contract charge.

The Surrender may also be for a lesser amount (a "partial surrender") of at least $100. Requested partial surrenders that would leave a Cash Value of less than $1,000 are treated and processed as a full surrender. In such case, the entire Surrender Value will be paid to the Contractholder. For a partial surrender, any surrender charge will be in addition to the amount requested by the Contractholder.

A surrender will result in the cancellation of units of the particular subaccounts and the withdrawal of amounts credited to the Guaranteed Interest Account in accordance with the directions of the Contractholder. The aggregate value of the surrender will be equal to the dollar amount of the surrender plus, if applicable, the annual contract charge and any surrender charge. For a partial surrender, the Company will cancel Units of the particular subaccounts and withdraw amounts from the Guaranteed Interest Account accumulation period under the allocation specified by the Contractholder. The unit value will be calculated as of the Valuation Date the surrender request is received. Allocations may be by either amount or percentage. Allocations by percentage must be in whole percentages (totaling 100%). At least 10% of the partial surrender must be allocated to any subaccount or Guaranteed Interest Account designated by the Contractholder. Allocations by amount require that at least $25 be allocated against the Guaranteed Interest Account or any subaccount. The request will not be accepted if:

..   there is insufficient Cash Value in the Guaranteed Interest Account or a
    subaccount to provide for the requested allocation against it, or

..   the Guaranteed Interest Account limitation is exceeded, or

..   the request is incorrect.

If an allocation is not requested, then the entire amount of the partial surrender will be allocated against the Guaranteed Interest Account and each subaccount in the same proportion that the Contract's Cash Value held in said accounts bears to the Contract's Cash Value.

Any surrender charge will be allocated against the Guaranteed Interest Account and each subaccount in the same proportion that each allocation bears to the total amount of the partial surrender. If (1) an allocation of the partial surrender is not made, or (2) there is insufficient Cash Value in any of the Contractholder's accounts to provide for any account's proportionate share of the surrender charge, then the entire amount will be allocated against each account in the same proportion that the Cash Value in each account bears to the Contract's Cash Value.

Any amount paid from the variable account for a cash surrender, death benefit or transfer will be processed and paid in accordance with the requirements of the Investment Company Act of 1940. However, the Company may be permitted to postpone such payment or transfer request under the 1940 Act. Postponement is currently permissible only for any period during which:

(1)the New York Stock Exchange is closed other than customary weekend and holiday closings, or

(2)trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission, or

(3)an emergency exists as a result of which disposal of securities held by the Fund is not reasonably practicable or it is not reasonably practicable to determine the value of the net assets of the Fund, or

(4)for such other periods as the Securities and Exchange Commission may by order permit for the protection of Contractholders.

Any cash surrender involving payment from amounts credited to the Guaranteed Interest Account may be postponed, at the option of the Company, for up to six months from the date the request for a surrender is received by the Company. The Contractholder may elect to have the amount of a surrender settled under one of the settlement options of the Contract, if the amount is at least $1,000. (See "Annuity provisions.")

Contracts offered by this prospectus may be issued in connection with retirement plans meeting the requirements of certain sections of the Internal Revenue Code. Contractholders should refer to the terms of their particular retirement plan for any limitations or restrictions on cash surrenders.

The tax results of a cash surrender should be carefully considered. (See "Federal tax status.")

                                  SURRENDERS

6. Death benefit

--------------------------------------------------------------------------------

DEATH BENEFIT PROVIDED BY THE CONTRACT

The Company will pay a death benefit to the Beneficiary if:

..   the Annuitant dies; and

..   the death occurs before the annuity payments start.

The amount of the death benefit will be the greater of:

(1)the Cash Value on the date of the Annuitant's death;

(2)the Purchase Payments paid, less any partial surrenders and their surrender charges.

If the death of the Annuitant occurs on or after the annuity payments start, no death benefit will be payable except as may be provided under the settlement option elected.

In general, on the death of a Contractholder who is not the Annuitant, amounts must be distributed from the Contract. (See "Provision required by Section 72(s) of the Code" later in this prospectus.) We will impose applicable surrender charges. (See "Charges and deductions" later in this prospectus.)

ELECTION AND CONTRACT DATE OF ELECTION

The Contractholder may elect to have the death benefit of the Contract applied under one or more settlement options to effect an annuity for the Beneficiary as payee after the death of the Annuitant. The election must take place:

..   during the lifetime of the Annuitant, and

..   before the annuity payments start.

If no election of a settlement option for the death benefit is in effect on the date when proceeds become payable, the Beneficiary may elect:

(1)to receive the death benefit in the form of a lump sum payment;

   or

(2)to have the death benefit applied under one of the settlement options, if the amount is at least $1,000.

(See "Settlement options.") If an election by the payee is not received by the Company within one month following the date proceeds become payable, the payee will be considered to have elected a cash payment. Either election described above may be made by filing a written election with the Company in such form as it may require. Any proper election of a method of settlement of the death benefit by the Contractholder will become effective on the date it is signed. However, any election will be subject to any payment made or action taken by the Company before receipt of the notice at the Company's Operations Center.

Settlement option availability may be restricted by the terms of any applicable retirement plan and any applicable legislation for any limitations or restrictions on the election of a method of settlement and payment of the death benefit.

PAYMENT OF DEATH BENEFIT

If the death benefit proceeds are to be paid in cash to the Beneficiary, payment usually will be made within seven (7) days of the date due proof of death is received.

The Company may be permitted to postpone such payment for amounts from MONY America Variable Account A under the 1940 Act. (See "Surrenders.") If the death benefit is to be paid in one sum to the Successor Beneficiary, or to the estate of the deceased Annuitant, payment will be made within seven (7) days of the date due proof of the death of the Annuitant and the Beneficiary is received by the Company. Interest at a rate determined by us will be paid on any death benefit paid in one sum, from the date of the Annuitant's (or Contingent Annuitant's, if applicable) death to the date of payment. The interest rate will not be less than 2.75% annually. Unless another option is elected, the death benefit proceeds will generally be transferred to an interest bearing checking account. The Beneficiary may make partial or full withdrawals from such account through a checkbook provided to the Beneficiary.

                                 DEATH BENEFIT

7. Charges and deductions

--------------------------------------------------------------------------------

The following table summarizes the charges and deductions under the Contract:

-------------------------------------------------------------------------------
                      DEDUCTIONS FROM PURCHASE PAYMENTS
-------------------------------------------------------------------------------
TAX CHARGE                              STATE AND LOCAL -- 0%-3.50% --
                                        Company currently assumes responsi-
                                        bility; current charge to
                                        Contractholder 0%.
                                        FEDERAL -- Currently 0% (Company
                                        reserves the right to charge in the
                                        future.)
--------------------------------------------------------------------------------
            DAILY DEDUCTION FROM MONY AMERICA VARIABLE ACCOUNT A
--------------------------------------------------------------------------------
MORTALITY & EXPENSE RISK CHARGE          Maximum daily rate -- 0.003425%
  Annual Rate deducted daily from net    Maximum annual rate -- 1.25%
  assets
--------------------------------------------------------------------------------
                         DEDUCTIONS FROM CASH VALUE
--------------------------------------------------------------------------------
ANNUAL CONTRACT CHARGE                   Non-Qualified Contracts -- $30
  Current charges listed may be          (subject to increase up to $50)
  increased to as much as $50 ($30 in    IRA and SEP-IRA -- $30 (subject to
  certain states) on 30 days written     increase up to $50)
  notice.                                Qualified Contracts -- $15 (subject
                                         to increase up to $50)
--------------------------------------------------------------------------------
TRANSACTION AND OTHER CHARGES            $0
  Transfer charge                        (Company reserves the right to charge
                                         up to $25 after the first four
                                         transfers in a Policy Year)
--------------------------------------------------------------------------------
SURRENDER CHARGE                         See below for grading schedule. See
  Grades from 7% to 0% of Purchase       page "Charges and deductions --
  Payments surrendered based on a        Charges against cash value" for
  schedule.                              details of how it is computed.
--------------------------------------------------------------------------------

The following provides additional details of the charges and deductions under the Contract.

Please note that the amount of the charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use such profits for any corporate purpose, including the payment of sales expenses.
DEDUCTIONS FROM PURCHASE PAYMENTS

Deductions may be made from Purchase Payments for a charge for premium or similar taxes prior to allocation of any Net Purchase Payment among the subaccounts. Currently, the Company makes no deduction, but may do so with respect to future payments. The amount of the deduction will vary from locality to locality. Deductions will generally range from 0% to 3.50% of Purchase Payments. However, we are currently assuming responsibility for payment of this tax. If the Company is going to make deductions for such tax from future Purchase Payments, it will give 30 days written notice to each affected Contractholder.

CHARGES AGAINST CASH VALUE

DAILY DEDUCTION FROM MONY AMERICA VARIABLE ACCOUNT A

MORTALITY AND EXPENSE RISK CHARGE

The Company assumes mortality and expense risks. A charge for assuming such risks is deducted daily from the net assets of MONY America Variable Account A. This daily charge from MONY America Variable Account A is deducted at a current and guaranteed maximum daily rate of 0.003425% (equivalent to an annual rate of 1.25%) from the value of the net assets of MONY America Variable Account A. The charge is deducted from MONY America Variable Account A, and therefore the subaccounts, on each Valuation Date. These charges will not be deducted from the Guaranteed Interest Account. Where the previous day (or days) was not a Valuation Date, the deduction on the Valuation Date will be 0.003425% multiplied by the number of days since the last Valuation Date.

The mortality risk assumed by the Company is that Annuitants may live for a longer time than projected. If that occurs, an aggregate amount of annuity benefits greater than that projected will be payable. In making this projection, the Company has used the mortality rates from the 1983 Table "a" (discrete functions without projections for future mortality), with 3.50% interest. The expense risk assumed is that expenses incurred in issuing and administering the Contracts will exceed the administrative charges provided in the Contracts.

If the amount of the charge exceeds the amount needed, the excess will be kept by the Company in its General Account. If the amount of the charge is inadequate, the Company will pay the difference out of its General Account.

DEDUCTIONS FROM CASH VALUE

ANNUAL CONTRACT CHARGE

The Company has primary responsibility for the administration of the Contract and MONY America Variable Account A. An annual contract charge helps to reimburse the Company for administrative expenses related to the maintenance of the Contract. Ordinary administrative expenses expected to be incurred include premium collection,

                            CHARGES AND DEDUCTIONS
record-keeping, processing death benefit claims and surrenders, preparing and mailing reports, and overhead costs. In addition, the Company expects to incur certain additional administrative expenses in connection with the issuance of the Contract, including the review of applications and the establishment of Contract records.

The Company intends to administer the Contract itself through an arrangement whereby it may buy some administrative services from AXA Equitable and such other sources as may be available.

An annual contract charge will be deducted from the Contract's Cash Value to help cover administrative expenses. Currently, for Non-Qualified Contracts (and contracts issued for IRA and SEP-IRA) the amount of the charge is $30. The charge may be increased to as much as $50. For Qualified Contracts (other than those issued for IRA and SEP-IRA) currently the amount of the charge is reduced to $15. This charge may be increased to as much as $50, and may be increased to $30 in the event the Contract is no longer a Qualified Contract. The Contractholder will receive a written notice 30 days in advance of any change in the charge.

The annual contract charge is deducted from the Cash Value on the following dates:

(1)Each Contract Anniversary before the date annuity payments start.

(2)On the day the annuity payments start.

(3)On the day of a full surrender (if it is not a Contract Anniversary).

The amount of the charge will be allocated against the Guaranteed Interest Account and each subaccount of MONY America Variable Account A in the same proportion that the Cash Value in those accounts bears to the Cash Value of the Contract. The Company does not expect to make any profit from the administrative cost deductions.

TRANSFER CHARGE

Contract value may be transferred among the subaccounts or to or from the Guaranteed Interest Account and one or more of the subaccounts (including transfers made by telephone, facsimile or via the web if permitted by the Company). The Company reserves the right to impose a transfer charge for each transfer in excess of four instructed by the Contractholder in a Contract Year. The transfer charge compensates the Company for the costs of effecting the transfer. The transfer charge will not exceed $25. The Company does not expect to make a profit from the transfer charge. If imposed, the transfer charge will be deducted from the Contract's Cash Value held in the subaccount(s) or from the Guaranteed Interest Account from which the transfer is made. The transfer charge will be allocated against these accounts in the same proportion as the amounts transferred. If there is insufficient value in an account to provide for its proportionate share of the charge, then the entire charge will be allocated in the same manner as the annual contract charge.

SURRENDER CHARGE

A contingent deferred sales charge (called a "surrender charge") will be imposed against the Contract's Cash Value when a full or partial surrender is requested or at the start of annuity benefits if Net Purchase Payments were made in the last eight Contract Years. The amount deducted from the Cash Value to cover the surrender charge is not subject to the surrender charge.

The surrender charge will never exceed 7% of total Purchase Payments. The surrender charge is intended to reimburse the Company for expenses incurred in distributing the Contract. To the extent such charge is insufficient to cover all distribution costs, the Company will make up the difference. The Company will use funds from its General Account, which may contain funds deducted from MONY America Variable Account A to cover mortality and expense risks borne by the Company. (See "Mortality and expense risk charge.")

We impose a surrender charge when a surrender is made if:

(1)all or a part of the Contract's Surrender Value (See "Surrenders") is surrendered and Net Purchase Payments were made in the last eight Contract Years, or

(2)the Surrender Value is received at maturity on the annuity commencement date.

A surrender charge will not be imposed:

(1)To the extent necessary to permit the Contractholder to obtain an amount equal to the guaranteed free surrender amount (See "Guaranteed free surrender amount.")

(2)If the Contract is surrendered after the third Contract Year and the surrender proceeds are paid under either Settlement Option 3 or Settlement Option 3A (See "Settlement options.")

(3)If the surrender is a full surrender and the following conditions are met:

   (a)Annuitant is age 59 1/2 or older on the date of the full surrender;

   (b)the Contract has been in effect for at least 10 Contract Years; and

   (c)one or more Purchase Payments were remitted during each of at least 7 of the 10 Contract Years immediately preceding the date of the surrender.

For a partial surrender, the surrender charge will be deducted from any remaining Contract Value, if sufficient. If the Contract Value is not sufficient, it will be deducted from the amount surrendered. Any Surrender Charge will be allocated against the Guaranteed Interest Account and each subaccount of MONY America Variable Account A in the same proportion that the amount of the partial surrender allocated against those accounts bears to the total amount of the partial surrender. If there is insufficient Cash Value in the Guaranteed Interest Account or any subaccount to provide for its proportionate share of the charge, then the entire charge will be allocated against said accounts in the same proportion that the Cash Value held in said accounts bears to the Cash Value in the Guaranteed Interest Account and all subaccounts.

No surrender charge will be deducted from death benefits. (See "Death benefit.")

For purposes of determining the surrender charge, surrenders will be attributed to payments on a first-in, first-out basis. Contractholders should note that this is different from the allocation method that is used for determining tax obligations. (See "Federal tax status.")

                            CHARGES AND DEDUCTIONS

AMOUNT OF SURRENDER CHARGE. The amount of the surrender charge is determined as follows:

STEP 1. Allocate Purchase Payments on a first-in, first-out basis to the amount surrendered. (Any Purchase Payments previously allocated to calculate a surrender charge are unavailable for allocation to calculate any future surrender charges); and

STEP 2. Multiply each allocated Purchase Payment by the appropriate surrender charge percentage determined on the basis of the table below:

-----------------------------------------------------------------------------------
                       SURRENDER CHARGE PERCENTAGE TABLE
-----------------------------------------------------------------------------------
 CONTRACT YEAR SINCE PURCHASE PAYMENT
                 MADE                           SURRENDER CHARGE PERCENTAGE
-----------------------------------------------------------------------------------
                   0                                        7%
-----------------------------------------------------------------------------------
                   1                                         7
-----------------------------------------------------------------------------------
                   2                                         6
-----------------------------------------------------------------------------------
                   3                                         6
-----------------------------------------------------------------------------------
                   4                                         5
-----------------------------------------------------------------------------------
                   5                                         4
-----------------------------------------------------------------------------------
                   6                                         3
-----------------------------------------------------------------------------------
                   7                                         2
-----------------------------------------------------------------------------------
              8 (or more)                                    0
-----------------------------------------------------------------------------------

STEP 3. Add the products of each multiplication in Step 2 above.

GUARANTEED FREE SURRENDER AMOUNT. The surrender charge may be reduced by using the Guaranteed Free Surrender Amount provided for in the Contract. The surrender charge will not be deducted in the following circumstances:

(1)For Qualified Contracts issued on or after May 1, 1994, (other than Contracts issued for IRA and SEP-IRA), an amount up to the greater of:

   (a)$10,000 (but not more than the Contract's Cash Value), or

   (b)10% of the Contract's Cash Value (at the time the first partial surrender is request is received) may be received in each Contract Year without a surrender charge.

(2)For Qualified Contracts issued before May 1, 1994 and for holders of contracts in states where approval has not been granted, an amount up to 10% of the Cash Value of the Contract (on the date the partial surrender is request is received) in each Contract Year.

(3)For Non-Qualified Contracts (and Contracts issued for IRA and SEP-IRA), an amount up to 10% of the Cash Value, on the date of the first surrender during that Contract Year, of the Contract may be received in each Contract Year without a surrender charge.

We reserve the right to limit the number of partial surrenders under the Guaranteed Free Surrender Amount to 12 during any Contract Year. Since Purchase Payments are allocated on a first-in, first-out basis, the free surrender amount will not reduce surrender charges to the extent that any Cash Value in that amount is equal to Purchase Payments received eight or more Contract Anniversaries ago. (For illustrations of how the surrender charge is calculated, see Appendix II of this prospectus.)

TAXES

Currently, no charge will be made against MONY America Variable Account A for federal income taxes. However, the Company may make such a charge in the future if income or gains within MONY America Variable Account A will incur any federal income tax liability. Charges for other taxes, if any, attributable to MONY America Variable Account A may also be made. (See "Federal tax status.")

INVESTMENT ADVISORY FEE

Each portfolio in which MONY America Variable Account A invests incurs certain fees and charges. To pay for these charges, the portfolio makes deductions from its assets. Certain portfolios available under the Contract in turn invest in shares of other portfolios of AXA Premier VIP Trust and EQ Advisors Trust (collectively the "underlying portfolios"). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. The portfolio expenses are more fully described in the Fund prospectuses. (Please see the prospectuses for the Funds for more information.)

We sell the Contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the Contracts. You do not directly pay these commissions, we do. We intend to recover commissions, marketing, administrative and other expenses, and the costs of contract benefits through the fees and charges imposed under the Contracts. (See "Distribution of the Contracts" for more information.)

                            CHARGES AND DEDUCTIONS

8. Annuity provisions

--------------------------------------------------------------------------------

ANNUITY PAYMENTS

Annuity payments under a Contract will begin on the date that is selected by the Contractholder when the Contract is applied for. The date chosen for the start of annuity payments may be:

(1)no earlier than the Contract Anniversary nearest the Annuitant's 10th birthday, and

(2)no later than the Contract Anniversary nearest the Annuitant's 95th birthday.

The minimum number of years from the Contract Date to the start of annuity payments is 10. The date when annuity payments start may be:

(1)Advanced to a date that is not earlier than the 10th Contract Anniversary.

(2)Deferred from time to time by the Contractholder by written notice to the Company.

The date when annuity payments start will be advanced or deferred if:

(1)Notice of the advance or deferral is received by the Company prior to the current date for the start of annuity payments.

(2)The new start date for annuity payments is a date which is not later than the Contract Anniversary nearest the Annuitant's 95th birthday.

A particular retirement plan may contain other restrictions.

When annuity payments begin, the Contract's Surrender Value, less any tax charge which may be imposed when annuity payments begin, will be applied to provide an annuity or any other option previously chosen by the Contractholder and permitted by the Company. A supplementary contract will be issued when proceeds are applied to a settlement option. That contract will describe the terms of the settlement. No payments may be requested under the Contract's surrender provisions after annuity payments begin. No surrender will be permitted except as may be available under the settlement option elected.

For Contracts issued in connection with retirement plans, reference should be made to the terms of the particular retirement plan for any limitations or restrictions on when annuity payments start.

ELECTION AND CHANGE OF SETTLEMENT OPTION

During the lifetime of the Annuitant and prior to the start of annuity payments, the Contractholder may elect:

..   one or more of the settlement options described below, or

..   another settlement option as may be agreed to by the Company.

The Contractholder may also change any election if written notice of the change is received by the Company at its Operation Center prior to the start of annuity payments. If no election is in effect when annuity payments start, Settlement Option 3, for a Life Annuity with 10 years certain, based on the Annuitant's life, will be considered to have been elected.

Settlement options may also be elected by the Contractholder or the Beneficiary as provided in the death benefit and Surrender sections of this prospectus. (See "Death benefit" and "Surrenders.") The amount of death or surrender proceeds must be at least $1,000.

Where applicable, reference should be made to the terms of a particular retirement plan and any applicable legislation for any limitations or restrictions on the options that may be elected.

SETTLEMENT OPTIONS

Proceeds settled under the settlement options listed below or otherwise currently available will not participate in the investment experience of the MONY America Variable Account A. Unless you elect Settlement Option 1, you may not change settlement options once payments begin.

SETTLEMENT OPTION 1 -- INTEREST INCOME: Interest on the proceeds at a rate (not less than 2.75% percent per year) set by the Company each year. This Option will continue until the earlier of the date the Payee dies or the date you elect another settlement option.

SETTLEMENT OPTION 2 -- INCOME FOR SPECIFIED PERIOD: Fixed monthly payments for a specified period of time, as elected. The payments may, at the Company's option, be increased by additional interest each year.

SETTLEMENT OPTION 3 -- SINGLE LIFE INCOME: Payments for the life of the payee and for a period certain. The period certain may be (a) 0 years, 10 years, or 20 years, or (b) the period required for the total income payments to equal the proceeds (refund period certain). The amount of the income will be determined by the Company on the date the proceeds become payable.

SETTLEMENT OPTION 3A -- JOINT LIFE INCOME: Payments during the joint lifetime of the payee and one other person, and during the lifetime of the survivor. The survivor's monthly income may be equal to either (a) the income payable during the joint lifetime or (b) two-thirds of that income. If a person for whom this option is chosen dies before the first monthly payment is made, the survivor will receive proceeds instead under Settlement Option 3, with 10 years certain.

SETTLEMENT OPTION 4 -- INCOME OF SPECIFIED AMOUNT: Income, of an amount chosen, for as long as the proceeds and interest last. The amount chosen to be received as income in each year may not be less than 10% of the proceeds settled. Interest will be credited annually on the amount remaining unpaid at a rate determined annually by the Company. This rate will not be less than 2.75% per year.

The Contract contains annuity payment rates for Settlement Options 3 and 3A described in this prospectus. The rates show, for each $1,000 applied, the dollar amount of the monthly fixed annuity payment, when this payment is based on minimum guaranteed interest as described in the Contract.

                              ANNUITY PROVISIONS

The annuity payment rates may vary according to the Settlement Option elected and the age of the payee. The mortality table used in determining the annuity payment rates for Settlement Options 3 and 3A is the 1983 Table "a" (discrete functions, without projections for future mortality), with 3.50% interest per year.

Under Settlement Option 3, if income based on the period certain elected is the same as the income provided by another available period or periods certain, the Company will consider the election to have been made of the longest period certain.

In Qualified Plans, settlement options available to Contractholders may be restricted by the terms of the plans.

FREQUENCY OF ANNUITY PAYMENTS

At the time the settlement option is chosen, the payee may request that it be paid:

..   Quarterly;

..   Semiannually; or

..   Annually

If the payee does not request a particular installment payment schedule, the payments will be made in monthly installments. However, if the net amount available to apply under any settlement option is less than $1,000, the Company has the right to pay such amount in one lump sum. In addition, if the payments provided for would be less than $25, the Company shall have the right to change the frequency of the payments to result in payments of at least $25.

ADDITIONAL PROVISIONS

The Company may require proof of the age of the Annuitant before making any life annuity payment under the Contract. If the Annuitant's age has been misstated, the amount payable will be the amount that would have been provided under the settlement option at the correct age. Once life income payments begin, any underpayments will be made up in one sum with the next annuity payment. Overpayments will be deducted from the future annuity payments until the total is repaid.

The Contract may be required to be returned upon any settlement. Prior to any settlement of a death claim, proof of the Annuitant's death must be submitted to the Company.

Where any benefits under the Contract are contingent upon the recipient's being alive on a given date, the Company requires proof satisfactory to it that such condition has been met.

The Contracts described in this prospectus contain annuity payment rates that distinguish between men and women. On July 6, 1983, the Supreme Court held in ARIZONA GOVERNING COMMITTEE V. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. Because of this decision, the annuity payment rates that apply to Contracts purchased under an employment-related insurance or benefit program may in some cases not vary on the basis of the Annuitant's sex. Unisex rates to be provided by the Company will apply for Qualified Plans.

Employers and employee organizations should consider, in consultation with legal counsel, the impact of NORRIS , and Title VII, generally and any comparable state laws that may apply, on any employment-related plan for which a Contract may be purchased.

The Contract is incontestable from its date of issue.

                              ANNUITY PROVISIONS

9. Other provisions

--------------------------------------------------------------------------------

OWNERSHIP

The Contractholder has all rights and may receive all benefits under the Contract. During the lifetime of the Annuitant (and Contingent Annuitant if one has been named), the Contractholder is the person so designated in the application, unless:

(1)A change in Contractholder is requested, or

(2)A Successor Contractholder becomes the Contractholder.

The Contractholder may name a Successor Contractholder or a new Contractholder at any time. If the Contractholder dies, the Successor Contractholder, if living, becomes the Contractholder. Any request for change must be:

(1)Made in writing; and

(2)Received at the Company.

The change will become effective as of the date the written request is signed. A new choice of Contractholder or Successor Contractholder will apply to any payment made or action taken by the Company after the request for the change is received. Contractholders should consult a competent tax adviser prior to changing Contractholders.

--------------------------------------------------------------------------------
SUCCESSOR CONTRACTHOLDER -- THE LIVING PERSON WHO, AT THE DEATH OF THE CONTRACTHOLDER, BECOMES THE NEW CONTRACTHOLDER.
--------------------------------------------------------------------------------

PROVISION REQUIRED BY SECTION 72(S) OF THE CODE

The entire interest under a Non-Qualified Contract must be distributed within five years after the Contractholder's death if:

..   The Contractholder dies:

   -- Before the start of annuity payments, and

   -- While the Annuitant is living, and

..   That Contractholder's spouse is not the Successor Contractholder as of the date of the Contractholder's death.


Satisfactory proof of death must be provided to the Company.


Spousal status is determined under federal law for this purpose.

The surrender proceeds may be paid over the life of the Successor
Contractholder if:

..   The Successor Contractholder is the Beneficiary, and

..   The Successor Contractholder chooses that option.

Payments must begin no later than one year after the date of death. If the Successor Contractholder is a surviving spouse, then the surviving spouse will be treated as the new Contractholder of the Contract. Under such circumstances, it is not necessary to surrender the Contract. The proceeds must be distributed within five years after the date of death if:

..   The spouse is not the Successor Contractholder, and

..   There is no designated Beneficiary.

However, under the terms of the Contract, if the spouse is not the Successor
Contractholder:

..   the Contract will be surrendered as of the date of death, and

..   the proceeds will be paid to the Beneficiary.

This provision shall not extend the term of the Contract beyond the date when death benefit proceeds become payable.

If the Contractholder dies on or after annuity payments start, any remaining portion of the proceeds will be distributed using a method that is at least as quick as the one used as of the date of the Contractholder's death.

PROVISION REQUIRED BY SECTION 401(A)(9) OF THE CODE

The entire interest of a Qualified Plan participant in the Contract generally will begin to be distributed no later than the required beginning date. For this purpose "Qualified Plans" include those intended to qualify under Sections 401 and 408 of the Code. Distribution will occur either by or beginning not later than April 1 of the calendar year following the calendar year the Qualified Plan Participant attains age 70 1/2. The interest is distributed:

..   over the life of such Participant, or

..   the lives of such Participant and designated Beneficiary.

If (i) required minimum distributions have begun, and (ii) the Participant dies before the Contractholder's entire interest has been distributed to him/her, the remaining distributions will be made using a method that is at least as quick as that used as of the date of the Participant's death.

The Contract generally will be surrendered as of the Participant's death if:

(1)The Participant dies before the start of such distributions, and

(2)There is no designated Beneficiary.

The surrender proceeds must be distributed within five years after the date of death. But, the surrender proceeds may, be paid over the life of any designated Beneficiary at his/her option. In such case, distributions will begin not later than one year after the Participant's death. If the designated Beneficiary is the surviving spouse (as defined by federal law) of the Participant, distributions will begin not earlier than the date on which the Participant would have attained age 70 1/2. If the surviving spouse dies before distributions to him/her begin, the provisions of this paragraph shall be applied as if the

                               OTHER PROVISIONS
surviving spouse were the Participant. If the Plan is an IRA under Section 408 of the Code, the surviving spouse may elect to forgo distribution and treat the IRA as his/her own plan.

It is the Contractholder's responsibility to assure that distribution rules imposed by the Code will be met. The Contractholder should consider the effect of recent revisions to the distribution rules which could increase the minimum distribution amount required from annuity contracts funding Qualified Plans where certain additional benefits are purchased under the Contract. For this purpose additional annuity contract benefits may include, but are not limited to, guaranteed minimum income benefits and enhanced death benefits. The Contractholder may want to consult a tax adviser concerning the potential application of these complex rules before purchasing this annuity Contract, purchasing additional features under this annuity Contract or making additional Purchase Payments under this annuity Contract.

--------------------------------------------------------------------------------
CONTINGENT ANNUITANT -- THE PERSON WHO IS THE ANNUITANT AT THE DEATH OF THE ANNUITANT.
--------------------------------------------------------------------------------

CONTINGENT ANNUITANT

Except where the Contract is issued in connection with a Qualified Plan, a Contingent Annuitant may be designated by the Contractholder. Such designation may be made only once before annuitization, either:

(1)in the application for the Contract, or

(2)after the Contract is issued, by written notice to the Company at its Operation Center.

You cannot change the Contingent Annuitant, but you can delete the Contingent Annuitant. The Contingent Annuitant may be deleted by written notice to the Company at its Operations Center. A designation or deletion of a Contingent Annuitant will take effect as of the date the written election was signed. The Company, however, must first accept and record the change at its Operations Center. The change will be subject to:

..   any payment made by the Company, or

..   action taken by the Company before the receipt of the notice at the
    Company's Operations Center.

The Contingent Annuitant will be deleted from the Contract automatically by the Company as of the Contract Anniversary nearest the Contingent Annuitant's 95th birthday.

On the death of the Annuitant, the Contingent Annuitant will become the Annuitant, under the following conditions:

(1)the death of the Annuitant must have occurred before the annuity commencement date;

(2)the Contingent Annuitant is living on the date of the Annuitant's death;

(3)if the Annuitant was the Contractholder on the date of death, the Successor Contractholder must have been the Annuitant's spouse (as defined by federal law); and

(4)if the date annuity payments start is later than the Contract Anniversary nearest the Contingent Annuitant's 95th birthday, the date annuity payments start will be automatically advanced to that Contract Anniversary.

EFFECT OF CONTINGENT ANNUITANT'S BECOMING THE ANNUITANT. If the Contingent Annuitant becomes the Annuitant, the death benefit proceeds will be paid to the Beneficiary only on the death of the Contingent Annuitant. If the Contingent Annuitant was the Beneficiary on the Annuitant's death, the Beneficiary will be automatically changed to the person who was the Successor Beneficiary on the date of death. If there was no Successor Beneficiary, then the Contingent Annuitant's executors or administrators, unless the Contractholder directed otherwise, will become the Beneficiary. All other rights and benefits under the Contract will continue in effect during the lifetime of the Contingent Annuitant as if the Contingent Annuitant were the Annuitant.

ASSIGNMENT

The Contractholder may assign the Contract. However, the Company will not be bound by any assignment until the assignment (or a copy) is received by the Company at its Operations Center. The Company is not responsible for determining the validity or effect of any assignment. The Company shall not be liable for any payment or other settlement made by the Company before receipt of the assignment.

If the Contract is issued under certain retirement plans, then it may not be assigned, pledged or otherwise transferred except under conditions allowed under applicable law.

Because an assignment may be a taxable event, a Contractholder should consult a competent tax advisor before assigning the Contract.

CHANGE OF BENEFICIARY

So long as the Contract is in effect, the Beneficiary or Successor Beneficiary may be changed. A change is made by submitting a written request to the Company at its Operations Center. The form of the request must be acceptable to the Company. The Contract need not be returned unless requested by the Company. The change will take effect as of the date the request is signed, whether or not the Annuitant is living when the request is received by the Company. The Company will not, however, be liable for any payment made or action taken before receipt of the request at its Operations Center.

If there is no Beneficiary living on the date of the Annuitant's death, the death benefit will be payable to the Annuitant's executors or administrators.

SUBSTITUTION OF SECURITIES

The Company may substitute shares of another mutual fund for shares of the Funds already purchased or to be purchased in the future by Contract Purchase Payments if:

(1)the shares of any portfolio of the Funds is no longer available for investment by MONY America Variable Account A or,

(2)in the judgment of the Company's Board of Directors, further investment in shares of one or more of the portfolios of the Funds is inappropriate based on the purposes of the Contract.

The new portfolios may have higher fees and charges than the ones they replaced, and not all portfolios may be available to all classes of Contracts.

                               OTHER PROVISIONS

A substitution of securities in any subaccount will take place only with prior approval of the Securities and Exchange Commission and under such requirements as it may impose. In addition, the Company will obtain any other necessary approvals prior to the reorganization and will inform you that the reorganization is to occur. (See "Who is MONY Life Insurance Company of America -- MONY America Variable Account A" for more information about changes we may make to the subaccounts.)

CHANGES TO CONTRACTS

The Company reserves the right, subject to compliance with laws that apply, to unilaterally change your Contract in order to comply with any applicable laws and regulations, including but not limited to changes in the Internal Revenue Code, in Treasury regulations or in published rulings of the Internal Revenue Service, ERISA and in Department of Labor regulations.

Any change in the Contract must be in writing and made by our authorized officer. We will provide notice of any contract change.

CHANGE IN OPERATION OF MONY AMERICA VARIABLE ACCOUNT A

MONY America Variable Account A may be operated as a management company under the 1940 Act or it may be deregistered under the 1940 Act in the event the registration is no longer required, or combined with any of our other separate accounts.

Deregistration of MONY America Variable Account A requires an order by the Securities and Exchange Commission. If there is a change in the operation of MONY America Variable Account A under this provision, the Company may make appropriate endorsement to the Contract to reflect the change and take such other action as may be necessary and appropriate to effect the change.

                               OTHER PROVISIONS

10. Voting rights

--------------------------------------------------------------------------------

All of the assets held in the subaccounts of MONY America Variable Account A will be invested in shares of the designated portfolios of the Funds. The Company is the legal holder of these shares.

To the extent required by law, the Company will vote the shares of each of the Funds held in MONY America Variable Account A (whether or not attributable to Contractholders).

We will determine the number of votes which you have the right to cast by applying your percentage interest in a subaccount to the total number of votes attributable to that subaccount. In determining the number of votes, we will recognize fractional shares.

We will vote portfolio shares of a class held in a subaccount for which we received no timely instructions in proportion to the voting instructions which we received for all contracts participating in that subaccount. We will apply voting instructions to abstain on any item to be voted on a pro rata basis to reduce the number of votes eligible to be cast.

Whenever a Fund calls a shareholders meeting, each person having a voting interest in a subaccount will receive proxy voting material, reports, and other materials relating to the relevant portfolio. Since each Fund may engage in shared funding, other persons or entities besides the Company may vote Fund shares.

                                 VOTING RIGHTS

11. Distribution of the Contracts

--------------------------------------------------------------------------------

The Contracts are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of MONY America Variable Account
A. The offering of the Contracts is intended to be continuous.

AXA Advisors is an affiliate of the Company, and AXA Distributors is an indirect wholly owned subsidiary of the Company. The Distributors are under the common control of AXA Financial, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Both broker-dealers also act as distributors for the Company's life and annuity products.

The Contracts are sold by financial professionals of AXA Advisors and its affiliates. The Contracts are also sold by financial professionals of unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers").

The Company pays compensation to both Distributors based on Contracts sold. The Company may also make additional payments to the Distributors, and the Distributors may, in turn, make additional payments to certain Selling broker-dealers. All payments will be in compliance with all applicable FINRA rules and other laws and regulations.


Although the Company takes into account all of its distribution and other costs in establishing the level of fees and charges under its Contracts, none of the compensation paid to the Distributors or the Selling broker-dealers discussed in this section of the prospectus are imposed as separate fees or charges under your Contract. The Company, however, intends to recoup amounts it pays for distribution and other services through the fees and charges of the Contract and payments it receives for providing administrative, distribution and other services to the Portfolios. For information about the fees and charges under the Contract, see "Summary of the Contract" and "Charges and deductions" earlier in this prospectus.


COMPENSATION PAID TO THE DISTRIBUTORS. The Company pays compensation to the Distributors based on Purchase Payments made on the Contracts sold through the Distributors ("contribution-based compensation"). The contribution-based compensation will generally not exceed 6.50% of total Purchase Payments made under the Contracts, plus, starting in the second Contract Year, up to 0.25% of the cash value of the Contracts ("asset-based compensation"). The Distributors, in turn, may pay a portion of the compensation received from the Company to the Distributors financial professional and/or the Selling broker-dealer making the sale. The compensation paid by the Distributors varies among financial professionals and among Selling broker-dealers. The Distributors also pay a portion of the compensation it receives to its managerial personnel. When a Contract is sold by a Selling broker-dealer, the Selling broker-dealer, not the Distributors, determines the amount and type of compensation paid to the Selling broker-dealer's financial professional for the sale of the Contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, as described below.


AXA Advisors may receive compensation, and, in turn, pay its financial professionals a portion of such fee, from third party investment advisors to whom its financial professionals refer customers for professional management of the assets within their contract.


AXA Advisors also pays its financial professionals and managerial personnel other types of compensation including service fees, expense allowance payments and health and retirement benefits. AXA Advisors also pays its financial professionals, managerial personnel and Selling broker-dealers sales bonuses (based on selling certain products during specified periods) and persistency bonuses. AXA Advisors may offer sales incentive programs to financial professionals and Selling broker-dealers who meet specified production levels for the sales of both the Company's Contracts and Contracts offered by other companies. These incentives provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid education seminars and merchandise.

The Company also pays AXA Distributors compensation to cover its operating expenses and marketing services under the terms of the Company's distribution agreements with AXA Distributors.


DIFFERENTIAL COMPENSATION PAID BY AXA ADVISORS. In an effort to promote the sale of the Company's products, AXA Advisors may pay its financial professionals and managerial personnel a greater percentage of contribution-based compensation and/or asset-based compensation for the sale of the Company's Contract than it pays for the sale of a Contract or other financial product issued by a company other than the Company. AXA Advisors may pay higher compensation on certain products in a class than others based on a group or sponsored arrangement, or between older and newer versions or series of the same contract. This practice is known as providing "differential compensation." Differential compensation may involve other forms of compensation to AXA Advisors personnel. Certain components of the compensation paid to managerial personnel are based on whether the sales involve the Company's Contracts. Managers earn higher compensation (and credits toward awards and bonuses) if the financial professionals they manage sell a higher percentage of the Company's Contracts than products issued by other companies. Other forms of compensation provided to its financial professionals include health and retirement benefits, expense reimbursements, marketing allowances and contribution-based payments, known as "overrides." For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of the Company's Contracts and products sponsored by affiliates.


The fact that AXA Advisors financial professionals receive differential compensation and additional payments may provide an incentive for those financial professionals to recommend the Company's Contract over a Contract or other financial product issued by a company not

                         DISTRIBUTION OF THE CONTRACTS
affiliated with the Company. However, under applicable rules of FINRA, AXA Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you based on the facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation among products in the same category. For more information, contact your financial professional.


ADDITIONAL PAYMENTS BY AXA DISTRIBUTORS TO SELLING BROKER-DEALERS. AXA Distributors may pay, out of its assets, certain Selling broker-dealers and other financial intermediaries additional compensation in recognition of services provided or expenses incurred. AXA Distributors may also pay certain Selling broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of the Company's products on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conference; and/or other support services, including some that may benefit the Contract owner. Payments may be based on ongoing sales, on the aggregate account value attributable to Contracts sold through a Selling broker-dealer or such payments may be a fixed amount. For certain selling broker-dealers, AXA Distributors increases the marketing allowance as certain sales thresholds are met. AXA Distributors may also make fixed payments to Selling broker-dealers, for example in connection with the initiation of a new relationship or the introduction of a new product.

Additionally, as an incentive for the financial professionals of Selling broker-dealers to promote the sale of the Company's products, AXA Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). AXA Distributors also has entered into agreements with certain selling broker-dealers in which the selling broker-dealer agrees to sell certain AXA Equitable contracts exclusively.

These additional payments may serve as an incentive for Selling broker-dealers to promote the sale of the Company Contracts over Contracts and other products issued by other companies. Not all Selling broker-dealers receive additional payments, and the payments vary among Selling broker-dealers. The list below includes the names of Selling broker-dealers that we are aware (as of December 31, 2012) received additional payments. These additional payments ranged from $200 to $5,352,846. The Company and its affiliates may also have other business relationships with Selling broker-dealers, which may provide an incentive for the Selling broker-dealers to promote the sale of the Company's contracts over contracts and other products issued by other companies. The list below includes any such Selling broker-dealer. For more information, ask your financial professional.

1st Global Capital Corporation
Allstate Financial Services


American Portfolios Financial Services
Ameriprise Financial Services, Inc.
Ash Brokerage Corporation
BBVA Compass Investment Solutions, Inc.
CCO Investment Services Corporation
Centaurus Financial, Inc.
Citigroup Global Markets, Inc.
Commonwealth Financial Network
CUSO Financial Services, L.P.
Farmers Financial Solutions
Financial Network Investment Corporation
First Allied Securities, Inc.
First Citizens Investor Services, Inc.
First Tennessee Brokerage, Inc.
Geneos Wealth Management, Inc.
H.D. Vest Investment Securities, Inc.
Harvest Capital, LLC
ING Financial Partners
Investacorp, Inc.
Investment Professionals, Inc.
Investors Capital Corporation
James T. Borello & Co.
Janney Montgomery Scott, LLC
Key Investment Services, LLC
LPL Financial Corporation
Lucia Securities
Meridian Financial Group
Merrill Lynch Life Agency Inc.
Morgan Keegan & Co., Inc.
Morgan Stanley Smith Barney
Multi-Financial Securities Corporation
National Planning Holdings, Inc.
Next Financial Group, Inc.
NFP Securities, Inc.
PNC Investments
Prime Capital Services
PrimeVest Financial Services, Inc.
Raymond James Financial Services
RBC Capital Markets Corporation
Robert W Baird & Company
Securities America, Inc.
Stifel, Nicolaus & Company, Inc.
Summit Brokerage Services, Inc
SunTrust Investments
The Advisor Group
Transamerica Financial Advisors, Inc.
Triad Advisors
U.S. Bancorp Investments, Inc.
UBS Financial Services, Inc.
Wells Fargo Network

                         DISTRIBUTION OF THE CONTRACTS

12. Federal tax status

--------------------------------------------------------------------------------

INTRODUCTION

The Contract described in this prospectus is designed for use in connection with certain types of Qualified Plans and on a nonqualified basis. The ultimate effect of federal income taxes on:

..   the value of the Contract's Cash Value,

..   annuity payments,

..   death benefit, and

..   economic benefit to the Contractholder, Annuitant, and the Beneficiary

may depend upon:

..   the type of retirement plan for which the Contract is purchased, and

..   the tax and employment status of the individual concerned.

The following discussion of the treatment of Contracts and of the Company under the federal income tax laws is general in nature. The discussion is based on the Company's understanding of current federal income tax laws, and is not intended as tax advice. These federal income tax laws may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider proposals in the future to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted. Any person considering the purchase of a contract or making additional Purchase Payments under this annuity Contract should consult a qualified tax adviser. Additional information on the treatment of the Contract under federal income tax laws is contained in the Statement of Additional Information. THE COMPANY DOES NOT MAKE ANY GUARANTEE REGARDING ANY TAX STATUS, FEDERAL, STATE, OR LOCAL, OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACT.


SPOUSAL STATUS

The determination of spousal status is made under applicable state law. Certain states provide that for purposes of insurance laws, policies, eligibility and benefits, a spouse in a same-gender marriage or civil union and a spouse in an opposite sex marriage are to be treated identically. Such laws typically provide that a party to a same-gender marriage or civil union shall be included in any definition or use of the terms "spouse," "family," "immediate family," "dependent," "next of kin," and other terms descriptive of spousal relationships as those terms are used throughout state law. This includes the terms "marriage" or "married" or variations thereon. While same-gender marriage or civil union spouses are afforded the same rights as married spouses under state law and while an employer's plan may provide for certain benefits, tax-related advantages are derived from federal tax law. State law does not and cannot alter federal law. The federal Defense of Marriage Act excludes same-gender marriages and civil unions and same-gender spouses and civil union partners from the meaning of the word "marriage" or "spouse" in all federal laws. Therefore, a same-gender spouse or civil union spouse does not qualify for the same tax advantages provided to an opposite sex spouse under federal law, including the tax benefits afforded to the surviving spouse of an owner of an annuity contract or any rights under specified tax-favored savings or retirement plans or arrangements.


TAXATION OF ANNUITIES IN GENERAL

The Contract described in this prospectus is designed for use in connection with Qualified Plans and on a nonqualified basis. All or a portion of the contributions to such plans will be used to make Purchase Payments under the Contract. In general, contributions to Qualified Plans and income earned on contributions to all plans are tax-deferred until distributed to plan Participants or their Beneficiaries. Such tax deferral is not, however, available for Non-Qualified Contracts if the Contractholder is other than a natural person unless the Contract is held as an agent for a natural person. Annuity payments made as retirement distributions under a contract are generally taxable to the Annuitant as ordinary income except to the extent of:

..   Participant after-tax contributions (in the case of Qualified Plans), or

..   Contractholder contributions (in the case of Non-Qualified Contracts).


Contractholders, Annuitants, and Beneficiaries should seek advice from their own tax advisers about the tax consequences of distributions, withdrawals and payments under Non-Qualified Contracts and under any Qualified Plan in connection with which the Contract is purchased. For Non-Qualified Contracts, individuals should discuss with their own tax advisers the potential application of an additional surtax of 3.8% on specified net investment income, including annuity contract income, for taxable years beginning after December 31, 2012. For Qualified Plan Contracts, among other things individuals should discuss with their tax advisers are the "required minimum distribution rules" which generally require distributions to be made after age 70 1/2 and after death, including requirements applicable to the calculation of such required distributions from annuity contracts funding Qualified Plans.


Federal tax law imposes requirements for determining the amount includable in gross income with respect to distributions not received as an annuity. Distributions include, but are not limited to transfers, including gratuitous transfers both of which are treated the same as distributions. When computing the distributions for any 12 month period, distributions from all annuity contracts issued by the same company or an affiliate to the Contractholder (other than those issued to qualified retirement plans) will be treated as one annuity contract. The IRS is given power to prescribe additional rules to prevent avoidance of this rule through serial purchases of contracts or otherwise. None of these rules affects Qualified Plans.

                              FEDERAL TAX STATUS

The Company will withhold and remit to the United States Government and, where applicable, to state governments part of the taxable portion of each distribution made under a contract unless the Contractholder or Annuitant:

..   provides his or her taxpayer identification number to the Company, and

..   notifies the Company that he or she chooses not to have amounts withheld.

Distributions of plan benefits from qualified retirement plans, other than traditional individual retirement arrangements ("traditional IRAs"), generally will be subject to mandatory federal income tax withholding unless they are:

(1)Part of a series of substantially equal periodic payments (at least annually) for:

  .   the participant's life or life expectancy,

  . the joint lives or life expectancies of the participant and his/her Beneficiary,

  .   or a period certain of not less than 10 years, or

(2)Required by minimum distributions; or

(3)Qualifying hardship distributions.

The withholding can be avoided if the Participant's interest is directly rolled over by the old plan to another eligible retirement plan, including an IRA. A direct rollover to the new plan can be made only in accordance with the terms of the old plan.

The Company may be liable for payment of the generation skipping transfer tax under certain circumstances. In the event that the Company determines that such liability exists, an amount necessary to pay the generation skipping transfer tax may be subtracted from the death benefit proceeds.

RETIREMENT PLANS

Aside from Contracts purchased on a non-qualified basis, the Contract described in this prospectus currently is designed for use with the following types of retirement plans:

(1)Pension and Profit Sharing Plans established by business employers and certain associations, as permitted by Sections 401(a) and 401(k) of the Code, including those purchasers who would have been covered under the rules governing H.R. 10 (Keogh) Plans;

(2)Individual Retirement Annuities permitted by Section 408(b) of the Code, including Simplified Employee Pensions established by employers pursuant to
   Section 408(k); and

(3)Deferred compensation plans provided by certain governmental entities and tax-exempt organizations under Section 457.

The tax rules applicable to participants in such retirement plans vary according to the type of plan and its terms and conditions. Therefore, no attempt is made here to provide more than general information about the use of the Contract with the various types of retirement plans. Participants in such plans as well as Contractholders, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under these plans are subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. The Company will provide purchasers of Contracts used in connection with Individual Retirement Annuities with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency.

TAX TREATMENT OF THE COMPANY

Under existing federal income tax laws, the income of MONY America Variable Account A, to the extent that it is applied to increase reserves under the Contracts, is substantially nontaxable to the Company.

The Company is entitled to certain tax benefits related to the investment of company assets, including assets of the separate accounts. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you, since the Company is the owner of the assets from which tax benefits may be derived.

                              FEDERAL TAX STATUS

13. Additional information

--------------------------------------------------------------------------------

This prospectus does not contain all the information set forth in the registration statement, certain portions of which have been omitted pursuant to the rules and regulations of the Securities and Exchange Commission. The omitted information may be obtained from the Commission's principal office in Washington, D.C., upon payment of the fees prescribed by the Commission.

For further information with respect to the Company and the Contracts offered by this prospectus, including the Statement of Additional Information (which includes applicable financial statements), Contractholders and prospective investors may also contact the Company at its address or phone number set forth on the cover of this prospectus for requesting such statement, or by accessing the SEC's website at www.sec.gov. The Statement of Additional Information is available from the Company without charge.

                            ADDITIONAL INFORMATION

14. Legal proceedings

--------------------------------------------------------------------------------

MONY Life Insurance Company of America and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a Contractholder's interest in MONY America Variable Account A, nor would any of these proceedings be likely to have a material adverse effect upon MONY America Variable Account A, our ability to meet our obligations under the contracts, or the distribution of the contracts.

                               LEGAL PROCEEDINGS

15. Financial statements

--------------------------------------------------------------------------------

The audited financial statements of MONY America Variable Account A and the Company are set forth in the Statement of Additional Information. These financial statements have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm.

The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts. You should not consider the financial statements of the Company as affecting investment performance of assets in the Variable Account. PricewaterhouseCoopers LLP also provides independent audit services and certain other non-audit services to the Company as permitted by the applicable SEC independence rules, and as disclosed in the Company's Form 10-K. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.

ABOUT THE GENERAL ACCOUNT

This Contract was offered to customers through various financial institutions, brokerage firms and their affiliate insurance agencies. No financial institution, brokerage firm or insurance agency has any liability with respect to a Contract's account value or any guaranteed benefits with which the Contract was issued. The Company is solely responsible to the Contract owner for the Contract's account value and such guaranteed benefits. The general obligations and any guaranteed benefits under the contract are supported by the Company's general account and are subject to the Company's claims paying ability. An owner should look to the financial strength of the Company for its claims-paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular Contract or obligation. General account assets are also available to the insurer's general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about the Company's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.

The general account is subject to regulation and supervision by the Insurance Department of the State of Arizona and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the contracts in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The contract is a "covered security" under the federal securities laws.


We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account. The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

                             FINANCIAL STATEMENTS

Appendix I: Condensed financial information

--------------------------------------------------------------------------------

                    MONY LIFE INSURANCE COMPANY OF AMERICA
                        MONY AMERICA VARIABLE ACCOUNT A
                           ACCUMULATION UNIT VALUES


------------------------------------------------------------------------------------------------------------
                                                          UNIT VALUE
                   -----------------------------------------------------------------------------------------
                   DEC. 31, DEC. 31, DEC. 31, DEC. 31, DEC. 31, DEC. 31, DEC. 31, DEC. 31, DEC. 31, DEC. 31,
 PORTFOLIO           2003     2004     2005     2006     2007     2008     2009     2010     2011     2012
------------------------------------------------------------------------------------------------------------
All Asset
 Growth-Alt
 20                 $49.54   $53.12   $55.17   $60.02   $61.97   $42.60   $53.06  $ 60.25  $ 57.43  $ 63.51
------------------------------------------------------------------------------------------------------------
AXA
 Aggressive
 Allocation             --       --       --       --    10.01     6.01     7.56     8.44     7.71     8.69
------------------------------------------------------------------------------------------------------------
AXA
 Conservative
 Allocation             --       --       --       --    10.35     9.09     9.86    10.45    10.51    10.86
------------------------------------------------------------------------------------------------------------
AXA
 Conservative-Plus
 Allocation             --       --       --       --    10.21     8.13     9.18     9.89     9.70    10.29
------------------------------------------------------------------------------------------------------------
AXA
 Moderate
 Allocation             --       --       --       --    10.21     7.62     8.80     9.55     9.21     9.89
------------------------------------------------------------------------------------------------------------
AXA
 Moderate-Plus
 Allocation             --       --       --       --    10.14     6.83     8.23     9.06     8.51     9.37
------------------------------------------------------------------------------------------------------------
EQ/Core
 Bond
 Index                  --       --       --       --       --       --    10.09    10.56    10.96    11.17
------------------------------------------------------------------------------------------------------------
EQ/GAMCO
 Small
 Company
 Value               64.08    76.53    78.86    92.54    99.88    68.39    95.54   125.16   119.29   138.83
------------------------------------------------------------------------------------------------------------

 EQ/Intermediate
 Government
 Bond                   --       --       --       --       --       --    16.77    17.31    18.04    17.99
------------------------------------------------------------------------------------------------------------
EQ/MFS
 International
 Growth              12.37    12.86    14.35    17.81    20.44    12.06    16.34    18.55    16.36    19.33
------------------------------------------------------------------------------------------------------------
EQ/Money
 Market                 --       --    10.07    10.42    10.80    10.92    10.82    10.69    10.56    10.43
------------------------------------------------------------------------------------------------------------

 EQ/Quality
 Bond PLUS              --       --       --       --       --       --    22.44    23.54    23.54    23.86
------------------------------------------------------------------------------------------------------------
EQ/T.
 Rowe
 Price
 Growth
 Stock               40.34    45.22    46.43    44.03    46.62    26.61    37.48    43.08    41.72    49.00
------------------------------------------------------------------------------------------------------------



                                                                UNITS OUTSTANDING
                   -------------------------------------------------------------------------------------------------------------
                   DEC. 31,   DEC. 31,   DEC. 31,   DEC. 31,   DEC. 31,   DEC. 31,   DEC. 31,   DEC. 31,   DEC. 31,   DEC. 31,
 PORTFOLIO           2003       2004       2005       2006       2007       2008       2009       2010       2011       2012
--------------------------------------------------------------------------------------------------------------------------------
All Asset
 Growth-Alt 20     7,874,880  6,487,423  5,337,177  4,250,196  3,392,911  2,783,712  2,430,516  2,102,265  1,854,281  1,635,934
--------------------------------------------------------------------------------------------------------------------------------
AXA Aggressive
 Allocation               --         --         --         --      8,528     16,019     22,846     20,565     23,642     22,750
--------------------------------------------------------------------------------------------------------------------------------
AXA
 Conservative
 Allocation               --         --         --         --      1,731     20,390     59,815     62,667     80,996     84,930
--------------------------------------------------------------------------------------------------------------------------------
AXA
 Conservative-Plus
 Allocation               --         --         --         --        487     14,741     20,567     19,026     19,527     23,112
--------------------------------------------------------------------------------------------------------------------------------
AXA Moderate
 Allocation               --         --         --         --     45,787     75,881     88,812     81,597     86,713     85,250
--------------------------------------------------------------------------------------------------------------------------------
AXA
 Moderate-Plus
 Allocation               --         --         --         --     26,806     44,509     60,978     62,893     44,946     44,238
--------------------------------------------------------------------------------------------------------------------------------
EQ/Core Bond
 Index                    --         --         --         --         --         --  1,216,542    992,835    838,615    712,396
--------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Small
 Company Value     2,057,798  1,704,736  1,395,431  1,119,100    896,406    739,609    647,639    548,985    492,723    433,792
--------------------------------------------------------------------------------------------------------------------------------

 EQ/Intermediate
 Government
 Bond                     --         --         --         --         --         --    221,812    193,676    159,710    144,705
--------------------------------------------------------------------------------------------------------------------------------
EQ/MFS
 International
 Growth            1,248,363  1,093,252    932,154    810,240    684,936    551,949    474,763    420,718    378,281    334,805
--------------------------------------------------------------------------------------------------------------------------------
EQ/Money Market           --         --  2,098,010  1,958,002  1,604,816  1,405,242  1,050,020    956,132    739,129    593,254
--------------------------------------------------------------------------------------------------------------------------------
EQ/Quality
 Bond PLUS                --         --         --         --         --         --    265,642    235,974    205,648    176,933
--------------------------------------------------------------------------------------------------------------------------------
EQ/T. Rowe
 Price Growth
 Stock             2,742,084  2,272,842  1,840,099  1,390,438  1,082,436    865,147    747,139    654,794    588,016    524,161
--------------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

Appendix II: Calculation of surrender charge

--------------------------------------------------------------------------------

ILLUSTRATION 1

Suppose an initial Purchase Payment of $15,000 is the only payment made, and no taxes are deducted from this payment. At the beginning of the third Contract Year, the Cash Value of the Contract has grown to $18,000 and the Contractholder requests a partial surrender of $2,000.

The surrender charge is determined as follows:

STEP 1: Purchase Payments are allocated to the surrender amount, as follows:

          ------------------------------------------------------------
                                                            AMOUNT
          NUMBER OF CONTRACT                             AVAILABLE FOR
          ANNIVERSARIES SINCE CONTRACT YEAR    AMOUNT    ALLOCATION TO
           PURCHASE PAYMENT      PAYMENT    ALLOCATED TO    FUTURE
            RECEIVED BY US      RECEIVED     SURRENDER    SURRENDERS
          ------------------------------------------------------------
                   0                3          $    0       $     0
          ------------------------------------------------------------
                   1                2               0             0
          ------------------------------------------------------------
                   2                1           2,000        13,000
          ------------------------------------------------------------

IF THE CONTRACT IS A NON-QUALIFIED CONTRACT --

STEP 2: The guaranteed free surrender amount ("Guaranteed Free Surrender Amount") is calculated as 10% of the Cash Value ($1,800). Reduce the resulting amount allocated to surrender ($2,000) by the Guaranteed Free Surrender Amount ($1,800), and apply the Surrender Charge Percentages as follows:

         -------------------------------------------------------------
         NUMBER OF CONTRACT  CONTRACT  AMOUNT               AMOUNT OF
         ANNIVERSARIES SINCE   YEAR   ALLOCATED SURRENDER   SURRENDER
          PURCHASE PAYMENT   PAYMENT     TO       CHARGE     CHARGE
           RECEIVED BY US    RECEIVED SURRENDER PERCENTAGE (AMT X PCT)
         -------------------------------------------------------------
                  0             3       $  0        7%         $ 0
         -------------------------------------------------------------
                  1             2          0        7            0
         -------------------------------------------------------------
                  2             1        200        6           12
         -------------------------------------------------------------

STEP 3: Summing the resulting amounts of surrender charge produces a total surrender charge of $12.

The surrender charge, plus the amount of the surrender is then deducted from the remaining Cash Value of the Non-Qualified Contract, for a total withdrawal of $2,012.

IF THE CONTRACT IS A QUALIFIED CONTRACT --

STEP 2: The Guaranteed Free Surrender Amount is calculated as up to the greater of 10% of the Cash Value ($1,800) of the Qualified Contract or up to $10,000. Since the partial surrender requested is less than $10,000 (although it is greater than 10%), there is no surrender charge.

Since there is no surrender charge, the entire amount requested is available under the Guaranteed Free Surrender Amount provision of the Qualified Contract.

Assuming that in the middle of the tenth Contract Year, a full surrender is requested. The Cash Value at the time of full surrender is $28,000. Since this is a full surrender, the annual contract charge (currently $30) is deducted from the Cash Value, leaving a remaining Cash Value balance of $27,970. For this calculation, there is $13,000 of unallocated Purchase Payments made in the first Contract Year.

The surrender charge is determined as follows:

STEP 1: Purchase Payments are allocated to the surrender amount, as follows:

                  -------------------------------------------
                  NUMBER OF CONTRACT                 AMOUNT
                  ANNIVERSARIES SINCE CONTRACT YEAR ALLOCATED
                   PURCHASE PAYMENT      PAYMENT       TO
                    RECEIVED BY US      RECEIVED    SURRENDER
                  -------------------------------------------
                           0               10        $     0
                  -------------------------------------------
                           1                9              0
                  -------------------------------------------
                           2                8              0
                  -------------------------------------------
                           3                7              0
                  -------------------------------------------
                           4                6              0
                  -------------------------------------------
                           5                5              0
                  -------------------------------------------
                           6                4              0
                  -------------------------------------------
                           7                3              0
                  -------------------------------------------
                       8 or more         1 and 2      13,000
                  -------------------------------------------

IF THE CONTRACT IS A NON-QUALIFIED CONTRACT --

STEP 2: The Guaranteed Free Surrender Amount is calculated as up to 10% of the Cash Value ($2,800) of the Non-Qualified Contract. Reduce the resulting amount allocated to surrender ($13,000) by the Guaranteed Free Surrender Amount ($2,800), and apply the surrender charge percentages as follows:

         -------------------------------------------------------------
         NUMBER OF CONTRACT  CONTRACT  AMOUNT               AMOUNT OF
         ANNIVERSARIES SINCE   YEAR   ALLOCATED SURRENDER   SURRENDER
          PURCHASE PAYMENT   PAYMENT     TO       CHARGE     CHARGE
           RECEIVED BY US    RECEIVED SURRENDER PERCENTAGE (AMT X PCT)
         -------------------------------------------------------------
                  0            10      $     0      7%         $0
         -------------------------------------------------------------
                  1             9            0      7          0
         -------------------------------------------------------------
                  2             8            0      6          0
         -------------------------------------------------------------
                  3             7            0      6          0
         -------------------------------------------------------------
                  4             6            0      5          0
         -------------------------------------------------------------
                  5             5            0      4          0
         -------------------------------------------------------------
                  6             4            0      3          0
         -------------------------------------------------------------
                  7             3            0      2          0
         -------------------------------------------------------------
              8 or more      1 and 2    10,200      0          0
         -------------------------------------------------------------

STEP 3: Summing the resulting amounts of surrender charge produces a total surrender charge of $0.

                 APPENDIX II: CALCULATION OF SURRENDER CHARGE

IF THE CONTRACT IS A QUALIFIED CONTRACT --

STEP 2: The Guaranteed Free Surrender Amount is calculated as up to the greater of 10% of the Cash Value ($2,800) of the Qualified Contract or up to $10,000. Reduce the resulting amount allocated to surrender ($13,000) by the Guaranteed Free Surrender Amount ($10,000), and apply the surrender charge percentages as follows:

         -------------------------------------------------------------
         NUMBER OF CONTRACT  CONTRACT  AMOUNT               AMOUNT OF
         ANNIVERSARIES SINCE   YEAR   ALLOCATED SURRENDER   SURRENDER
          PURCHASE PAYMENT   PAYMENT     TO       CHARGE     CHARGE
           RECEIVED BY US    RECEIVED SURRENDER PERCENTAGE (AMT X PCT)
         -------------------------------------------------------------
                  0            10      $    0       7%         $0
         -------------------------------------------------------------
                  1             9           0       7           0
         -------------------------------------------------------------
                  2             8           0       6           0
         -------------------------------------------------------------
                  3             7           0       6           0
         -------------------------------------------------------------
                  4             6           0       5           0
         -------------------------------------------------------------
                  5             5           0       4           0
         -------------------------------------------------------------
                  6             4           0       3           0
         -------------------------------------------------------------
                  7             3           0       2           0
         -------------------------------------------------------------
              8 or more      1 and 2    3,000       0           0
         -------------------------------------------------------------

STEP 3: Summing the resulting amounts of surrender charge produces a total surrender charge of $0.

Since there are no Purchase Payments such that seven or less Policy Anniversaries had passed since they were received, no part of the surrender proceeds are subject to a surrender charge. Hence, no surrender charge is assessed on this full surrender.

ILLUSTRATION 2

Suppose Purchase Payments of $2,000 are made at the beginning of every Contract Year. No taxes are deducted from these Payments. In the middle of the third Contract Year, a partial surrender of $500 is requested. Suppose the Cash Value has grown to $7,000 at the time of the partial surrender request.

The surrender charge is determined as follows:

STEP 1: Purchase Payments are allocated to the surrender amount, as follows:

          ------------------------------------------------------------
          NUMBER OF CONTRACT                             AVAILABLE FOR
          ANNIVERSARIES SINCE CONTRACT YEAR    AMOUNT    ALLOCATION TO
           PURCHASE PAYMENT      PAYMENT    ALLOCATED TO    FUTURE
            RECEIVED BY US      RECEIVED     SURRENDER    SURRENDERS
          ------------------------------------------------------------
                   0                3           $  0        $2,000
          ------------------------------------------------------------
                   1                2              0         2,000
          ------------------------------------------------------------
                   2                1            500         1,500
          ------------------------------------------------------------

IF THE CONTRACT IS A NON-QUALIFIED CONTRACT --

STEP 2: The Guaranteed Free Surrender Amount is calculated as up to 10% of the Cash Value ($700) of the Non-Qualified Contract. Reduce the resulting amount allocated to surrender ($500) by the Guaranteed Free Surrender Amount ($700), and apply the surrender charge percentages as follows:

         -------------------------------------------------------------
         NUMBER OF CONTRACT  CONTRACT  AMOUNT               AMOUNT OF
         ANNIVERSARIES SINCE   YEAR   ALLOCATED SURRENDER   SURRENDER
          PURCHASE PAYMENT   PAYMENT     TO       CHARGE     CHARGE
           RECEIVED BY US    RECEIVED SURRENDER PERCENTAGE (AMT X PCT)
         -------------------------------------------------------------
                  0             3        $0         7%         $0
         -------------------------------------------------------------
                  1             2        0          7          0
         -------------------------------------------------------------
                  2             1        0          6          0
         -------------------------------------------------------------

STEP 3: Summing the resulting amounts of surrender charge produces a total surrender charge of $0.

The partial surrender will be allocated to $500 of payments made in the first Contract Year. But since 10% of the Cash Value ($700) of the Non-Qualified Contract could be surrendered under the Guaranteed Free Surrender Amount Provision, the partial surrender of $500 could be withdrawn without a surrender charge.

IF THE CONTRACT IS A QUALIFIED CONTRACT --

STEP 2: The Guaranteed Free Surrender Amount is calculated as up to the greater of 10% of the Cash Value ($700) of the Qualified Contract or up to $10,000, not to exceed the Cash Value. The Guaranteed Free Surrender Amount is $7,000. Since the partial surrender request is less than the Guaranteed Free Surrender Amount, there is no surrender charge.

Since there is no surrender charge, the entire amount requested is available under the Guaranteed Free Surrender Amount provision of the Qualified Contract.

Assume that Purchase Payments of $2,000 have continually been made at the beginning of each Contract Year, and that in the middle of the tenth Contract Year, a partial surrender of $7,500 is requested. The Cash Value is $32,600 at the time of the partial surrender request.

The surrender charge is determined as follows:

STEP 1: Purchase Payments are allocated to the surrender amount, as follows:

          ------------------------------------------------------------
                                                            AMOUNT
          NUMBER OF CONTRACT                             AVAILABLE FOR
          ANNIVERSARIES SINCE CONTRACT YEAR    AMOUNT    ALLOCATION TO
           PURCHASE PAYMENT      PAYMENT    ALLOCATED TO    FUTURE
            RECEIVED BY US      RECEIVED     SURRENDER    SURRENDERS
          ------------------------------------------------------------
                   0               10          $    0       $2,000
          ------------------------------------------------------------
                   1                9               0        2,000
          ------------------------------------------------------------
                   2                8               0        2,000
          ------------------------------------------------------------
                   3                7               0        2,000
          ------------------------------------------------------------
                   4                6               0        2,000
          ------------------------------------------------------------
                   5                5               0        2,000
          ------------------------------------------------------------
                   6                4           2,000            0
          ------------------------------------------------------------
                   7                3           2,000            0
          ------------------------------------------------------------
               8 or more         1 and 2        3,500            0
          ------------------------------------------------------------

                 APPENDIX II: CALCULATION OF SURRENDER CHARGE

IF THE CONTRACT IS A NON-QUALIFIED CONTRACT --

STEP 2: The Guaranteed Free Surrender Amount is calculated as 10% of the Cash Value ($3,260) of the Non-Qualified Contract. Reduce the resulting amount allocated to surrender ($3,500) in Contract Years 1 and 2 by the Guaranteed Free Surrender Amount ($3,260), and apply the surrender charge percentages as follows:

         -------------------------------------------------------------
         NUMBER OF CONTRACT  CONTRACT  AMOUNT               AMOUNT OF
         ANNIVERSARIES SINCE   YEAR   ALLOCATED SURRENDER   SURRENDER
          PURCHASE PAYMENT   PAYMENT     TO       CHARGE     CHARGE
           RECEIVED BY US    RECEIVED SURRENDER PERCENTAGE (AMT X PCT)
         -------------------------------------------------------------
                  6             4      $2,000       3%         $60
         -------------------------------------------------------------
                  7             3       2,000       2           40
         -------------------------------------------------------------
              8 or more      1 and 2      240       0            0
         -------------------------------------------------------------

STEP 3: Summing the resulting amounts of surrender charge produces a total surrender charge of $100.

The surrender charge, plus the amount of the surrender is then deducted from the remaining Cash Value of the Non-Qualified Contract, for a total withdrawal of $7,600.

IF THE CONTRACT IS A QUALIFIED CONTRACT --

STEP 2: The Guaranteed Free Surrender Amount is calculated as up to the greater of 10% of the Cash Value ($3,260) of the Qualified Contract or up to $10,000. Since the partial surrender requested is less than $10,000 (although it is greater than 10%), there is no surrender charge.

Since there is no surrender charge, the entire amount requested is available under the Guaranteed Free Surrender Amount provision of the Qualified Contract.

Assuming that in the middle of the twelfth Contract Year, a full surrender with the full proceeds being settled under Settlement Option 3, Single Life Income for 10 years certain and during the balance of the Annuitant's lifetime, payments of $2,000 have continuously been made at the beginning of each Contract Year. The Cash Value at the time of the full surrender is $26,000. Since this example assumes a full surrender is being made, the annual contract charge (currently $30) is deducted from the Cash Value, leaving a remaining Cash Value of $25,970.

Since the full proceeds are being applied to Settlement Option 3, and it is after the third Contract Year, the surrender charge is $0. The entire remaining Cash Value of $25,970 is applied to the settlement option.

                 APPENDIX II: CALCULATION OF SURRENDER CHARGE

Statement of Additional Information

--------------------------------------------------------------------------------

TABLE OF CONTENTS


MAY 1, 2013


                                                         PAGE

Additional information about the Company                  2

About our independent registered public accounting firm   2

Sale of the contracts                                     2

Federal tax status                                        2

Financial statements                                      4

If you would like to receive a copy of the MONY America Variable Account A Statement of Additional Information, please return this request to:
  MONY Life Insurance Company of America
  Policyholder Services
  100 Madison Street
  Syracuse, NY 13202
  1-800-487-6669
  www.axa-equitable.com

----------------------------------------------------------------------------------
Please send me a copy of the MONY America Variable Account A Statement of Additional Information.
----------------------------------------------------------------------------------
Name
----------------------------------------------------------------------------------
Address
----------------------------------------------------------------------------------
City                                                                   State  Zip

                                                                         MLA-MM

Individual Flexible Payment
Variable Annuity Contract


STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2013


--------------------------------------------------------------------------------


This Statement of Additional Information is not a prospectus, but it relates to, and should be read in conjunction with, the prospectus dated May 1, 2013 for the Individual Flexible Payment Variable Annuity Contract (''Contract'') issued by MONY Life Insurance Company of America (''Company''). The prospectus is available, at no charge, by writing the Company at Policyholder Services, 100 Madison Street, Syracuse, NY 13202 or by calling 1-800-487-6669, or by accessing the SEC's website at www.sec.gov.

          TABLE OF CONTENTS

          Additional information about the Company                 2

          About our independent registered public accounting firm  2

          Sale of the contracts                                    2

          Federal tax status                                       2

          Financial statements                                     4




                                   Issued by

                        MONY America Variable Account A
                                      and
                    MONY Life Insurance Company of America
                          1290 Avenue of the Americas
                             New York, N.Y. 10104




                                                                        MLOA-MM

                                                                        #417018

ADDITIONAL INFORMATION ABOUT THE COMPANY

MONY LIFE INSURANCE COMPANY OF AMERICA


We are MONY Life Insurance Company of America (the "Company"), an Arizona stock life insurance corporation organized in 1969. MONY Life Insurance Company of America is an indirect wholly owned subsidiary of AXA Financial, Inc., which is an indirect wholly owned subsidiary of AXA S.A. ("AXA"), a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of the Company, AXA exercises significant influence over the operations and capital structure of the Company. No company other than the Company, however, has any legal responsibility to pay amounts that the Company owes under the Contracts.


AXA Advisors, LLC and AXA Distributors, LLC serve as the principal underwriters of the MONY America Variable Account A and distributor of the Contracts.

We are subject to regulation by the State of Arizona and regulation by the Director of Insurance in Arizona. We file an annual statement with the State of Arizona, and periodically, the Director of Insurance for the State of Arizona assesses our liabilities and reserves and those of the MONY America Variable Account A and assesses their adequacy. We are also subject to the insurance laws and regulation of other states in which we are licensed to operate.

MONY AMERICA VARIABLE ACCOUNT A

MONY America Variable Account A is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the ''1940 Act''), and meets the definition of a separate account under the federal securities laws. Registration with the SEC does not involve supervision of the management of investment practices or policies by the SEC.

ABOUT OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The audited financial statements for each of the subaccounts of MONY America Variable Account A and the Company included in this Statement of Additional Information, which is a part of the Registration Statement, have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, as indicated in their reports herein. These financial statements are included in reliance upon the authority of said firm as experts in accounting and auditing. PricewaterhouseCoopers LLP's office is located at 300 Madison Avenue, New York, New York 10017.

SALE OF THE CONTRACTS

AXA Advisors and AXA Distributors ("the Distributors") receive fees for the sale of variable annuity contracts. The Distributors received compensation with respect to the policies offered through the MONY America Variable Account A in the following amounts during the periods indicated:


--------------------------------------------------------
                                  AGGREGATE AMOUNT OF
                                  COMMISSIONS RETAINED
                                BY AXA DISTRIBUTORS ONLY
                                AFTER PAYMENTS TO THEIR
            AGGREGATE AMOUNT OF    REGISTERED PERSONS
            COMMISSIONS PAID TO    AND OTHER SELLING
FISCAL YEAR  THE DISTRIBUTORS     BROKER-DEALERS/(1)/
--------------------------------------------------------

   2010         $4,903,029         N/A

   2011         $5,907,133      $2,878,610

   2012         $4,930,646      $2,106,423
--------------------------------------------------------

(1)AXA Distributors pass through commissions they receive and do not retain any override as distributor for the contracts. However, under the distribution agreement with AXA Distributors, the Company will pay the following sales expenses: sales representative training allowances; deferred compensation and insurance benefits of registered persons; advertising expenses; and all other expenses of distributing the contracts. These amounts are included in the "Aggregate amount of commissions paid" listed above.

   We also pay for the Distributors' operating and other expenses as it relates to the contracts.

Please see your Prospectus for detailed information regarding the distribution of the Contracts.

FEDERAL TAX STATUS

INTRODUCTION

The Contract is designed for use to fund retirement plans which may or may not be Qualified Plans under the provisions of the Internal Revenue Code (the ''Code''). The ultimate effect of federal income taxes on the Contract value, on annuity payments, and on the economic benefit to the Contractholder, Annuitant, or Beneficiary depends on the type of retirement plan for which the Contract is purchased and upon the tax and employment status of the individual concerned. The discussion contained herein is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state or other tax laws. Moreover, the discussion herein is based upon the Company's understanding of current federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of those current federal income tax laws or of the current interpretations by the Internal Revenue Service.

TAXATION OF ANNUITIES IN GENERAL

Section 72 of the Code governs taxation of annuities in general. Except in the case of certain corporate and other non-individual Contractholders, there are no income taxes on increases in the value of a Contract until a distribution occurs, in the form of a full surrender, a partial surrender or withdrawal, a death benefit, an assignment or gift of the Contract, or as annuity payments.

SURRENDERS, DEATH BENEFITS, ASSIGNMENTS AND GIFTS

A Contractholder who fully surrenders his or her Contract is taxed on the portion of the payment that exceeds his or her cost basis in the Contract. For Non-Qualified Contracts, the cost basis is generally the amount of the Purchase Payments made for the Contract, and the taxable portion of the surrender payment is taxed as ordinary income. For Qualified Contracts, the cost basis is generally zero, except to the extent of after-tax contributions, and the taxable portion of the surrender payment is generally taxed as ordinary income. A Beneficiary entitled to receive a lump sum death benefit upon the death of the

Annuitant is taxed on the portion of the amount that exceeds the Contractholder's cost basis in the Contract. If the Beneficiary elects to receive annuity payments within 60 days of the Annuitant's death, different tax rules apply. (See ''Annuity payments'' below.)

Partial surrenders or withdrawals received under Non-Qualified Contracts prior to annuitization are first included in gross income to the extent Fund Value exceeds Purchase Payments, less prior nontaxable distributions, and the balance is treated as a nontaxable return of principal to the Contractholder. For partial surrenders under a Qualified Contract, payments are generally prorated between taxable income and non-taxable return of investment.

Because of the cost basis of Qualified Contracts generally being zero, partial surrender amounts will generally be fully taxed as ordinary income.

A Contractholder who assigns or pledges a Non-Qualified Contract is treated as if he or she had received the amount assigned or pledged and thus is subject to taxation under the rules applicable to surrenders. A Contractholder who gives away the Contract (i.e., transfers it without full and adequate consideration) to anyone other than his or her spouse (or ex-spouse pursuant to divorce settlement) is treated for income tax purposes as if he or she had fully surrendered the Contract.

ANNUITY PAYMENTS

The non-taxable portion of each annuity payment is determined by an ''exclusion ratio'' formula which establishes the ratio that the cost basis of the Contract bears to the total expected value of annuity payments for the term of the annuity. The remaining portion of each payment is taxable. Such taxable portion is taxed at ordinary income rates. For Qualified Contracts, the cost basis is generally zero. With annuity payments based on life contingencies, the payments will become fully taxable once the Annuitant lives longer than the life expectancy used to calculate the non-taxable portion of the prior payments. Conversely, a tax deduction in the taxable year, equal to the unrecovered cost basis, is available if the Annuitant does not live to life expectancy.

PENALTY TAX

Payments received by Contractholders, Annuitants, and Beneficiaries under both Qualified and Non-Qualified Contracts may be subject to both ordinary income taxes and a penalty tax equal to 10 percent of the amount received that is includable in income. The penalty is not imposed on amounts received: (a) after the taxpayer attains age 59 1/2; (b) in a series of substantially equal annual or more frequent payments made for life or life expectancy following separation from service; (c) after the death of the Contractholder (or, where the Contractholder is not a human being, the death of the Annuitant); (d) if the taxpayer is totally disabled; (e) upon early retirement under the plan after the taxpayer's attainment of age 55; (f) pursuant to a Qualified Domestic Relations Order; or (g) which are used for certain medical care expenses. Exceptions (e) and (f) do not apply to Individual Retirement Accounts and Annuities and exceptions (e), (f) and (g) do not apply to Non-Qualified Contracts. An additional exception for Non-Qualified Contracts is amounts allocable to investment in the Contract before August 16, 1982. Additional exceptions for Individual Retirement Accounts and Annuities are available for payment of medical insurance by a person receiving unemployment compensation, for first home purchases and for eligible higher education expenses.

INCOME TAX WITHHOLDING

The Company generally is required to withhold federal and, where applicable, state income taxes on taxable amounts paid under the Contract unless the recipient elects not to have withholding apply. The Company will notify recipients of their right to elect not to have withholding apply.

Additionally, distributions of plan benefits from qualified retirement plans, other than traditional individual retirement arrangements (''traditional IRAs''), generally will be subject to mandatory federal income tax withholding unless they are:

1. Part of a series of substantially equal periodic payments (at least annually) for the participant's life or life expectancy, the joint lives or life expectancies of the participant and his/her beneficiary, or a period certain of not less than 10 years,

2. A required minimum distribution; or

3. A ''hardship'' distribution.

Such withholding will apply even if the distribution is rolled over into another eligible retirement plan, including a traditional IRA. The withholding can be avoided if the participant's interest is directly rolled over by the old plan to another eligible retirement plan, including a traditional IRA. A direct rollover to the new plan can be made only in accordance with the terms of the old plan.

INVESTMENT DIVERSIFICATION AND INVESTOR CONTROL

The Funds are designed to be managed to meet the diversification requirements applicable to nonqualified variable contracts under Treasury Regulations as those requirements may change from time to time. The Company intends to satisfy those requirements so that the Contract will be treated as an annuity contract for tax purposes.

Under certain circumstances, the IRS has stated that a nonqualified variable contract owner could be treated as the owner (for tax purposes) of the assets of MONY America Variable Account A. In such a case the contract owner would be taxed on income and gains attributable to the shares of the underlying Funds.

The circumstances that would lead to this tax treatment would be that, in the opinion of the IRS, the contract owner could control the underlying investment portfolios of MONY America Variable Account A. The IRS has said that the owners of variable annuities will not be treated as owning the separate account assets provided the underlying portfolios are restricted to variable life and annuity assets. The variable annuity owners must have the right only to choose among the portfolios, and must have no right to direct the particular investment decisions within the portfolios.

The Company believes that, under current IRS guidance, the Contractholder would not be treated as the owner of the assets of MONY America Variable Account A. However, there are some issues that remain unclear. For example, the IRS has not issued any guidance as to whether having a large number of underlying investment portfolios available, or an unlimited right to transfer among them, could cause the Contractholder to be treated as the separate account asset owner. We do not know whether the IRS will ever provide such guidance or whether such guidance, if unfavorable, would apply retroactively to a Contract. Furthermore, the IRS could reverse its current guidance at any time. The Company, however, has reserved certain rights to alter the Contract and investment alternatives so as to comply with such regulations or revenue rulings. The Company reserves the right to modify the Contract as necessary to prevent the Contractholder from being treated as the owner of the assets of MONY America Variable Account A.

QUALIFIED PLANS

The Contract is designed for use with several types of Qualified Retirement Plans. The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself.

Federal income tax rules prescribe how a retirement plan qualifies for tax-favored status and set requirements for plan features, including: participation and coverage; nondiscrimination; vesting and funding; and limits on contributions, distributions and benefits. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans as well as Contractholders, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract issued in connection therewith. Following are brief descriptions of the various types of Qualified Plans and of the use of the Contract in connection therewith. Purchasers of the Contract should seek competent advice concerning the terms and conditions of the particular Qualified Plan and use of the Contract with that plan.

TAX-SHELTERED ANNUITIES

Section 403(b) of the Code permits employers of public school employees and employees of certain types of charitable organizations specified in Section 501(c)(3) of the Code and certain educational organizations to purchase annuity contracts on behalf of their employees and, subject to certain contribution limitations, exclude the amount of Purchase Payments from gross income for tax purposes. However, such Purchase Payments may be subject to Social Security
(FICA) taxes. These annuity contracts are commonly referred to as ''Tax-Sheltered Annuities.'' Effective January 1, 1989, the Contracts have been withdrawn from sale to Qualified Plans which intend to qualify for federal income tax advantages under Section 403(b).

H.R. 10 PLANS

''H.R. 10'' or ''Keogh'' plans permit self-employed individuals to establish Qualified Plans for themselves and their employees. The tax consequences to participants under such plans depend upon the terms of the plan. In order to establish such a plan, a plan document, usually in prototype form pre-approved by the Internal Revenue Service, is adopted and implemented by the employer.

INDIVIDUAL RETIREMENT ACCOUNTS AND ANNUITIES

Section 408 of the Code permits eligible individuals to contribute to individual retirement arrangements known as ''Individual Retirement Accounts'' and ''Individual Retirement Annuities.'' There are Traditional, Roth and SIMPLE IRAs, each providing its own special treatment and subject to its own special rules. Employers may make contributions to IRAs by establishing Simplified Employee Pension (''SEP'') plans or SIMPLE IRA plans.

CORPORATE PENSION AND PROFIT-SHARING PLANS

Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of the Contract to provide benefits under the plans.

CERTAIN GOVERNMENTAL ENTITIES

Section 457 of the Code permits certain governmental entities and tax-exempt organizations to establish deferred contribution plans. Such deferred contribution plans may permit the purchase of the Contract to provide benefits under the plans.

FINANCIAL STATEMENTS

The financial statements of the Company should be distinguished from the financial statements of MONY America Variable Account A. The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts and should not be considered as bearing on the investment performance of the assets held in MONY America Variable Account A.

FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS

INDEX TO FINANCIAL STATEMENTS

With respect to MONY America Variable Account A
Report of Independent Registered Public Accounting Firm.................  F-2
   Statements of Assets and Liabilities, December 31, 2012..............  F-3
   Statements of Operations for the Year Ended December 31, 2012........ F-19
   Statements of Changes in Net Assets for the Years Ended December 31,
     2012 and December 31, 2011......................................... F-30
   Notes to Financial Statements........................................ F-47

With respect to MONY Life Insurance Company of America:
Report of Independent Registered Public Accounting Firm.................  F-1
Financial Statements:
   Balance Sheets, December 31, 2012 and December 31, 2011..............  F-2
   Statements of Earnings (Loss), Years Ended December 31, 2012, 2011
     and 2010...........................................................  F-3
   Statements of Comprehensive Income (Loss), Years Ended December 31,
     2012, 2011 and 2010................................................  F-4
   Statements of Shareholder's Equity, Years Ended December 31, 2012,
     2011 and 2010......................................................  F-5
   Statements of Cash Flows, Years Ended December 31, 2012, 2011 and
     2010...............................................................  F-6
   Notes to Financial Statements........................................  F-7

                                  F-1  #413430

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
MONY Life Insurance Company of America
and the Contractowners of MONY America Variable Account A

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Variable Investment Options of MONY America Variable Account A listed in Note 1 at December 31, 2012, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of MONY Life Insurance Company of America's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2012 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
April 22, 2013

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2012


                                                      ALL ASSET    AXA AGGRESSIVE AXA CONSERVATIVE AXA CONSERVATIVE-PLUS
                                                    GROWTH-ALT 20*  ALLOCATION*     ALLOCATION*         ALLOCATION*
                                                    -------------- -------------- ---------------- ---------------------
ASSETS:
Investments in shares of The Trusts, at fair value.  $131,967,419    $2,134,036      $4,037,712         $1,991,925
Receivable for The Trusts shares sold..............       527,316       143,622              --                 --
Receivable for policy-related transactions.........            --            --          31,310             14,144
                                                     ------------    ----------      ----------         ----------
   Total assets....................................   132,494,735     2,277,658       4,069,022          2,006,069
                                                     ------------    ----------      ----------         ----------

LIABILITIES:
Payable for The Trusts shares purchased............            --            --          31,310             14,144
Payable for policy-related transactions............       527,316       143,622              --                 --
                                                     ------------    ----------      ----------         ----------
   Total liabilities...............................       527,316       143,622          31,310             14,144
                                                     ------------    ----------      ----------         ----------
NET ASSETS.........................................  $131,967,419    $2,134,036      $4,037,712         $1,991,925
                                                     ============    ==========      ==========         ==========
NET ASSETS:
Accumulation Unit Value............................  $131,960,238    $2,133,986      $4,037,571         $1,991,837
Retained by MONY America in Variable Account A.....         7,181            50             141                 88
                                                     ------------    ----------      ----------         ----------
TOTAL NET ASSETS...................................  $131,967,419    $2,134,036      $4,037,712         $1,991,925
                                                     ============    ==========      ==========         ==========

Investments in shares of The Trusts, at cost.......  $139,252,991    $2,072,619      $4,079,464         $1,973,908
The Trusts shares held
   Class B.........................................     7,147,514       214,618         420,302            206,632

                                                    AXA MODERATE AXA MODERATE-PLUS
                                                    ALLOCATION*     ALLOCATION*
                                                    ------------ -----------------
ASSETS:
Investments in shares of The Trusts, at fair value. $10,208,712     $4,933,285
Receivable for The Trusts shares sold..............      68,586            539
Receivable for policy-related transactions.........          --             --
                                                    -----------     ----------
   Total assets....................................  10,277,298      4,933,824
                                                    -----------     ----------

LIABILITIES:
Payable for The Trusts shares purchased............          --             --
Payable for policy-related transactions............      68,586            539
                                                    -----------     ----------
   Total liabilities...............................      68,586            539
                                                    -----------     ----------
NET ASSETS......................................... $10,208,712     $4,933,285
                                                    ===========     ==========
NET ASSETS:
Accumulation Unit Value............................ $10,208,232     $4,907,924
Retained by MONY America in Variable Account A.....         480         25,361
                                                    -----------     ----------
TOTAL NET ASSETS................................... $10,208,712     $4,933,285
                                                    ===========     ==========

Investments in shares of The Trusts, at cost....... $10,045,723     $4,864,850
The Trusts shares held
   Class B.........................................     763,980        480,137

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012


                                                                                                                 EQ/BOSTON
                                                     DREYFUS STOCK   EQ/ALLIANCEBERNSTEIN    EQ/BLACKROCK     ADVISORS EQUITY
                                                    INDEX FUND, INC.  SMALL CAP GROWTH*   BASIC VALUE EQUITY*     INCOME*
                                                    ---------------- -------------------- ------------------- ---------------
ASSETS:
Investments in shares of The Trusts, at fair value.   $13,624,904         $1,568,288          $5,566,748        $12,877,507
Receivable for The Trusts shares sold..............         6,772                 --                  --                 --
Receivable for policy-related transactions.........            --              1,069               4,672             18,836
                                                      -----------         ----------          ----------        -----------
   Total assets....................................    13,631,676          1,569,357           5,571,420         12,896,343
                                                      -----------         ----------          ----------        -----------

LIABILITIES:
Payable for The Trusts shares purchased............            --              1,069               4,672             18,836
Payable for policy-related transactions............         6,772                 --                  --                 --
                                                      -----------         ----------          ----------        -----------
   Total liabilities...............................         6,772              1,069               4,672             18,836
                                                      -----------         ----------          ----------        -----------
NET ASSETS.........................................   $13,624,904         $1,568,288          $5,566,748        $12,877,507
                                                      ===========         ==========          ==========        ===========

NET ASSETS:
Accumulation Unit Value............................   $13,611,290         $1,568,107          $5,566,257        $12,876,270
Retained by MONY America in Variable Account A.....        13,614                181                 491              1,237
                                                      -----------         ----------          ----------        -----------
TOTAL NET ASSETS...................................   $13,624,904         $1,568,288          $5,566,748        $12,877,507
                                                      ===========         ==========          ==========        ===========

Investments in shares of The Trusts, at cost.......   $12,361,760         $1,315,303          $4,624,130        $12,556,302
The Trusts shares held
   Class A.........................................            --             91,930                  --             61,200
   Class B.........................................            --                 --             380,239          2,130,081
   Initial Shares..................................       427,649                 --                  --                 --

                                                     EQ/CALVERT  EQ/CAPITAL
                                                      SOCIALLY    GUARDIAN
                                                    RESPONSIBLE* RESEARCH*
                                                    ------------ ----------
ASSETS:
Investments in shares of The Trusts, at fair value.  $1,481,397  $4,661,609
Receivable for The Trusts shares sold..............         699       1,569
Receivable for policy-related transactions.........          --          --
                                                     ----------  ----------
   Total assets....................................   1,482,096   4,663,178
                                                     ----------  ----------

LIABILITIES:
Payable for The Trusts shares purchased............          --          --
Payable for policy-related transactions............         699       1,569
                                                     ----------  ----------
   Total liabilities...............................         699       1,569
                                                     ----------  ----------
NET ASSETS.........................................  $1,481,397  $4,661,609
                                                     ==========  ==========

NET ASSETS:
Accumulation Unit Value............................  $1,481,266  $4,661,215
Retained by MONY America in Variable Account A.....         131         394
                                                     ----------  ----------
TOTAL NET ASSETS...................................  $1,481,397  $4,661,609
                                                     ==========  ==========

Investments in shares of The Trusts, at cost.......  $1,357,425  $4,050,531
The Trusts shares held
   Class A.........................................     134,118     319,720
   Class B.........................................      42,420          --
   Initial Shares..................................          --          --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012


                                                      EQ/CORE    EQ/EQUITY   EQ/GAMCO MERGERS  EQ/GAMCO SMALL EQ/GLOBAL MULTI-
                                                    BOND INDEX* GROWTH PLUS* AND ACQUISITIONS* COMPANY VALUE*  SECTOR EQUITY*
                                                    ----------- ------------ ----------------- -------------- ----------------
ASSETS:
Investments in shares of The Trusts, at fair value. $38,489,290  $6,578,477     $2,961,888      $117,586,946     $4,007,027
Receivable for The Trusts shares sold..............      49,174       3,870          3,437           294,756             --
Receivable for policy-related transactions.........          --          --             --                --          3,061
                                                    -----------  ----------     ----------      ------------     ----------
   Total assets....................................  38,538,464   6,582,347      2,965,325       117,881,702      4,010,088
                                                    -----------  ----------     ----------      ------------     ----------

LIABILITIES:
Payable for The Trusts shares purchased............          --          --             --                --          3,061
Payable for policy-related transactions............      49,174       3,870          3,437           294,756             --
                                                    -----------  ----------     ----------      ------------     ----------
   Total liabilities...............................      49,174       3,870          3,437           294,756          3,061
                                                    -----------  ----------     ----------      ------------     ----------
NET ASSETS......................................... $38,489,290  $6,578,477     $2,961,888      $117,586,946     $4,007,027
                                                    ===========  ==========     ==========      ============     ==========

NET ASSETS:
Accumulation Unit Value............................ $38,480,955  $6,576,273     $2,961,635      $117,571,144     $3,996,525
Retained by MONY America in Variable Account A.....       8,335       2,204            253            15,802         10,502
                                                    -----------  ----------     ----------      ------------     ----------
TOTAL NET ASSETS................................... $38,489,290  $6,578,477     $2,961,888      $117,586,946     $4,007,027
                                                    ===========  ==========     ==========      ============     ==========

Investments in shares of The Trusts, at cost....... $37,310,810  $6,666,072     $2,801,436      $ 79,820,716     $3,450,269
The Trusts shares held
   Class A.........................................   3,792,849          --             --                --        323,495
   Class B.........................................          --     414,553        236,876         2,781,309             --

                                                    EQ/INTERMEDIATE
                                                    GOVERNMENT BOND*
                                                    ----------------
ASSETS:
Investments in shares of The Trusts, at fair value.   $19,466,984
Receivable for The Trusts shares sold..............        38,869
Receivable for policy-related transactions.........            --
                                                      -----------
   Total assets....................................    19,505,853
                                                      -----------

LIABILITIES:
Payable for The Trusts shares purchased............            --
Payable for policy-related transactions............        38,869
                                                      -----------
   Total liabilities...............................        38,869
                                                      -----------
NET ASSETS.........................................   $19,466,984
                                                      ===========

NET ASSETS:
Accumulation Unit Value............................   $19,465,554
Retained by MONY America in Variable Account A.....         1,430
                                                      -----------
TOTAL NET ASSETS...................................   $19,466,984
                                                      ===========

Investments in shares of The Trusts, at cost.......   $18,586,992
The Trusts shares held
   Class A.........................................     1,872,485
   Class B.........................................            --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012


                                                                                 EQ/MFS                         EQ/MID
                                                    EQ/LARGE CAP EQ/LARGE CAP INTERNATIONAL                    CAP VALUE
                                                    VALUE INDEX* VALUE PLUS*     GROWTH*    EQ/MID CAP INDEX*    PLUS*
                                                    ------------ ------------ ------------- ----------------- -----------
ASSETS:
Investments in shares of The Trusts, at fair value. $12,281,866   $3,837,958   $12,053,958     $9,655,456     $15,877,868
Receivable for The Trusts shares sold..............      15,006        1,531        22,827         16,254          24,908
Receivable for policy-related transactions.........          --           --            --             --              --
                                                    -----------   ----------   -----------     ----------     -----------
   Total assets....................................  12,296,872    3,839,489    12,076,785      9,671,710      15,902,776
                                                    -----------   ----------   -----------     ----------     -----------

LIABILITIES:
Payable for The Trusts shares purchased............          --           --            --             --              --
Payable for policy-related transactions............      15,006        1,531        22,827         16,254          24,908
                                                    -----------   ----------   -----------     ----------     -----------
   Total liabilities...............................      15,006        1,531        22,827         16,254          24,908
                                                    -----------   ----------   -----------     ----------     -----------
NET ASSETS......................................... $12,281,866   $3,837,958   $12,053,958     $9,655,456     $15,877,868
                                                    ===========   ==========   ===========     ==========     ===========

NET ASSETS:
Accumulation Unit Value............................ $12,280,285   $3,837,802   $12,053,337     $9,654,753     $15,861,587
Retained by MONY America in Variable Account A.....       1,581          156           621            703          16,281
                                                    -----------   ----------   -----------     ----------     -----------
TOTAL NET ASSETS................................... $12,281,866   $3,837,958   $12,053,958     $9,655,456     $15,877,868
                                                    ===========   ==========   ===========     ==========     ===========

Investments in shares of The Trusts, at cost....... $11,150,703   $4,602,330   $11,220,097     $7,712,673     $14,245,461
The Trusts shares held
   Class A.........................................   2,077,895      352,279            --      1,020,074       1,504,048
   Class B.........................................          --           --     1,818,720             --              --


                                                    EQ/MONEY MARKET*
                                                    ----------------
ASSETS:
Investments in shares of The Trusts, at fair value.   $27,861,552
Receivable for The Trusts shares sold..............            --
Receivable for policy-related transactions.........       104,346
                                                      -----------
   Total assets....................................    27,965,898
                                                      -----------

LIABILITIES:
Payable for The Trusts shares purchased............       104,346
Payable for policy-related transactions............            --
                                                      -----------
   Total liabilities...............................       104,346
                                                      -----------
NET ASSETS.........................................   $27,861,552
                                                      ===========

NET ASSETS:
Accumulation Unit Value............................   $27,842,078
Retained by MONY America in Variable Account A.....        19,474
                                                      -----------
TOTAL NET ASSETS...................................   $27,861,552
                                                      ===========

Investments in shares of The Trusts, at cost.......   $27,862,054
The Trusts shares held
   Class A.........................................    27,847,224
   Class B.........................................            --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012


                                                                        EQ/MORGAN
                                                      EQ/MONTAG &    STANLEY MID CAP EQ/PIMCO ULTRA EQ/QUALITY BOND
                                                    CALDWELL GROWTH*     GROWTH*      SHORT BOND*        PLUS*
                                                    ---------------- --------------- -------------- ---------------
ASSETS:
Investments in shares of The Trusts, at fair value.   $48,384,462      $11,372,296     $7,804,978     $10,715,607
Receivable for The Trusts shares sold..............            --            6,357             --           7,742
Receivable for policy-related transactions.........         2,776               --            198              --
                                                      -----------      -----------     ----------     -----------
   Total assets....................................    48,387,238       11,378,653      7,805,176      10,723,349
                                                      -----------      -----------     ----------     -----------

LIABILITIES:
Payable for The Trusts shares purchased............         2,776               --            198              --
Payable for policy-related transactions............            --            6,357             --           7,742
                                                      -----------      -----------     ----------     -----------
   Total liabilities...............................         2,776            6,357            198           7,742
                                                      -----------      -----------     ----------     -----------
NET ASSETS.........................................   $48,384,462      $11,372,296     $7,804,978     $10,715,607
                                                      ===========      ===========     ==========     ===========

NET ASSETS:
Accumulation Unit Value............................   $48,377,922      $11,371,349     $7,803,702     $10,644,563
Retained by MONY America in Variable Account A.....         6,540              947          1,276          71,044
                                                      -----------      -----------     ----------     -----------
TOTAL NET ASSETS...................................   $48,384,462      $11,372,296     $7,804,978     $10,715,607
                                                      ===========      ===========     ==========     ===========

Investments in shares of The Trusts, at cost.......   $46,260,149      $10,721,694     $7,750,118     $11,201,212
The Trusts shares held
   Class A.........................................            --          726,988             --              --
   Class B.........................................     6,918,304               --        782,296       1,249,103

                                                    EQ/SMALL COMPANY EQ/T. ROWE PRICE
                                                         INDEX*       GROWTH STOCK*
                                                    ---------------- ----------------
ASSETS:
Investments in shares of The Trusts, at fair value.    $3,417,881      $37,345,087
Receivable for The Trusts shares sold..............         6,949           61,963
Receivable for policy-related transactions.........            --               --
                                                       ----------      -----------
   Total assets....................................     3,424,830       37,407,050
                                                       ----------      -----------

LIABILITIES:
Payable for The Trusts shares purchased............            --               --
Payable for policy-related transactions............         6,949           61,963
                                                       ----------      -----------
   Total liabilities...............................         6,949           61,963
                                                       ----------      -----------
NET ASSETS.........................................    $3,417,881      $37,345,087
                                                       ==========      ===========

NET ASSETS:
Accumulation Unit Value............................    $3,417,637      $37,343,143
Retained by MONY America in Variable Account A.....           244            1,944
                                                       ----------      -----------
TOTAL NET ASSETS...................................    $3,417,881      $37,345,087
                                                       ==========      ===========

Investments in shares of The Trusts, at cost.......    $3,082,617      $29,645,334
The Trusts shares held
   Class A.........................................       351,984               --
   Class B.........................................            --        1,556,735

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012


                                                                  FIDELITY VIP                 FRANKLIN RISING INVESCO V.I.
                                                    EQ/UBS GROWTH  CONTRAFUND  FRANKLIN INCOME    DIVIDENDS     DIVERSIFIED
                                                      & INCOME*    PORTFOLIO   SECURITIES FUND SECURITIES FUND DIVIDEND FUND
                                                    ------------- ------------ --------------- --------------- -------------
ASSETS:
Investments in shares of The Trusts, at fair value.  $18,291,921  $19,985,623    $21,037,517     $6,208,837      $794,440
Receivable for The Trusts shares sold..............       13,755       17,990         27,368          2,553         2,361
                                                     -----------  -----------    -----------     ----------      --------
   Total assets....................................   18,305,676   20,003,613     21,064,885      6,211,390       796,801
                                                     -----------  -----------    -----------     ----------      --------

LIABILITIES:
Payable for policy-related transactions............       13,755       17,990         27,368          2,553         2,361
                                                     -----------  -----------    -----------     ----------      --------
   Total liabilities...............................       13,755       17,990         27,368          2,553         2,361
                                                     -----------  -----------    -----------     ----------      --------
NET ASSETS.........................................  $18,291,921  $19,985,623    $21,037,517     $6,208,837      $794,440
                                                     ===========  ===========    ===========     ==========      ========
NET ASSETS:
Accumulation Unit Value............................  $18,290,314  $19,983,890    $21,035,224     $6,208,130      $794,422
Retained by MONY America in Variable Account A.....        1,607        1,733          2,293            707            18
                                                     -----------  -----------    -----------     ----------      --------
TOTAL NET ASSETS...................................  $18,291,921  $19,985,623    $21,037,517     $6,208,837      $794,440
                                                     ===========  ===========    ===========     ==========      ========

Investments in shares of The Trusts, at cost.......  $15,355,816  $17,805,769    $19,110,151     $5,173,892      $658,761
The Trusts shares held
   Class B.........................................    2,849,182           --             --             --            --
   Class 2.........................................           --           --      1,395,987        286,915            --
   Series I........................................           --           --             --             --        48,619
   Service Class...................................           --      758,180             --             --            --

                                                    INVESCO V.I. GLOBAL
                                                     CORE EQUITY FUND
                                                    -------------------
ASSETS:
Investments in shares of The Trusts, at fair value.      $968,786
Receivable for The Trusts shares sold..............         1,214
                                                         --------
   Total assets....................................       970,000
                                                         --------

LIABILITIES:
Payable for policy-related transactions............         1,214
                                                         --------
   Total liabilities...............................         1,214
                                                         --------
NET ASSETS.........................................      $968,786
                                                         ========
NET ASSETS:
Accumulation Unit Value............................      $968,240
Retained by MONY America in Variable Account A.....           546
                                                         --------
TOTAL NET ASSETS...................................      $968,786
                                                         ========

Investments in shares of The Trusts, at cost.......      $913,662
The Trusts shares held
   Class B.........................................            --
   Class 2.........................................            --
   Series I........................................       128,486
   Service Class...................................            --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                                          JANUS ASPEN      JANUS ASPEN
                                                    INVESCO V.I. GLOBAL  INVESCO V.I.   SERIES BALANCED SERIES ENTERPRISE
                                                     HEALTH CARE FUND   TECHNOLOGY FUND    PORTFOLIO        PORTFOLIO
                                                    ------------------- --------------- --------------- -----------------
ASSETS:
Investments in shares of The Trusts, at fair value.     $2,236,545        $1,136,173      $14,891,842      $10,003,780
Receivable for The Trusts shares sold..............          6,096             8,198           10,802           14,443
                                                        ----------        ----------      -----------      -----------
   Total assets....................................      2,242,641         1,144,371       14,902,644       10,018,223
                                                        ----------        ----------      -----------      -----------

LIABILITIES:
Payable for policy-related transactions............          6,096             8,198           10,802           14,443
                                                        ----------        ----------      -----------      -----------
   Total liabilities...............................          6,096             8,198           10,802           14,443
                                                        ----------        ----------      -----------      -----------
NET ASSETS.........................................     $2,236,545        $1,136,173      $14,891,842      $10,003,780
                                                        ==========        ==========      ===========      ===========
NET ASSETS:
Accumulation Unit Value............................     $2,236,433        $1,136,136      $14,888,613      $10,003,123
Retained by MONY America in Variable Account A.....            112                37            3,229              657
                                                        ----------        ----------      -----------      -----------
TOTAL NET ASSETS...................................     $2,236,545        $1,136,173      $14,891,842      $10,003,780
                                                        ==========        ==========      ===========      ===========

Investments in shares of The Trusts, at cost.......     $1,652,165        $1,025,144      $14,710,204      $ 7,241,944
The Trusts shares held
   Institutional Shares............................             --                --          548,099          223,448
   Series I........................................        106,502            67,349               --               --
   Service Shares..................................             --                --               --               --

                                                    JANUS ASPEN    JANUS ASPEN
                                                    SERIES FORTY SERIES OVERSEAS
                                                     PORTFOLIO      PORTFOLIO
                                                    ------------ ---------------
ASSETS:
Investments in shares of The Trusts, at fair value. $14,425,554    $10,923,523
Receivable for The Trusts shares sold..............      19,185         15,415
                                                    -----------    -----------
   Total assets....................................  14,444,739     10,938,938
                                                    -----------    -----------

LIABILITIES:
Payable for policy-related transactions............      19,185         15,415
                                                    -----------    -----------
   Total liabilities...............................      19,185         15,415
                                                    -----------    -----------
NET ASSETS......................................... $14,425,554    $10,923,523
                                                    ===========    ===========
NET ASSETS:
Accumulation Unit Value............................ $14,422,376    $10,922,495
Retained by MONY America in Variable Account A.....       3,178          1,028
                                                    -----------    -----------
TOTAL NET ASSETS................................... $14,425,554    $10,923,523
                                                    ===========    ===========

Investments in shares of The Trusts, at cost....... $11,960,165    $11,866,010
The Trusts shares held
   Institutional Shares............................     246,698             --
   Series I........................................          --             --
   Service Shares..................................     107,331        294,991

-----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012




                                                      JANUS ASPEN
                                                    SERIES WORLDWIDE MFS UTILITIES    MULTIMANAGER      MULTIMANAGER
                                                       PORTFOLIO        SERIES     MULTI-SECTOR BOND* SMALL CAP GROWTH*
                                                    ---------------- ------------- ------------------ -----------------
ASSETS:
Investments in shares of The Trusts, at fair value.    $7,657,826     $5,683,783       $5,266,875        $10,658,120
Receivable for The Trusts shares sold..............         3,082          1,986               --              4,039
Receivable for policy-related transactions.........            --             --            1,909                 --
                                                       ----------     ----------       ----------        -----------
   Total assets....................................     7,660,908      5,685,769        5,268,784         10,662,159
                                                       ----------     ----------       ----------        -----------

LIABILITIES:
Payable for The Trusts shares purchased............            --             --            1,909                 --
Payable for policy-related transactions............         3,082          1,986               --              4,039
                                                       ----------     ----------       ----------        -----------
   Total liabilities...............................         3,082          1,986            1,909              4,039
                                                       ----------     ----------       ----------        -----------
NET ASSETS.........................................    $7,657,826     $5,683,783       $5,266,875        $10,658,120
                                                       ==========     ==========       ==========        ===========
NET ASSETS:
Accumulation Unit Value............................    $7,656,265     $5,683,356       $5,266,480        $10,656,830
Retained by MONY America in Variable Account A.....         1,561            427              395              1,290
                                                       ----------     ----------       ----------        -----------
TOTAL NET ASSETS...................................    $7,657,826     $5,683,783       $5,266,875        $10,658,120
                                                       ==========     ==========       ==========        ===========

Investments in shares of The Trusts, at cost.......    $7,242,704     $4,755,837       $5,008,708        $10,222,347
The Trusts shares held
   Administrative Class............................            --             --               --                 --
   Class A.........................................            --             --        1,304,276                 --
   Class B.........................................            --             --               --          1,285,698
   Initial Class...................................            --        205,711               --                 --
   Institutional Shares............................       249,116             --               --                 --
   Service Class...................................            --             --               --                 --

                                                                      PIMCO VARIABLE
                                                                      INSURANCE TRUST
                                                       OPPENHEIMER      GLOBAL BOND
                                                    GLOBAL SECURITIES    PORTFOLIO
                                                         FUND/VA        (UNHEDGED)
                                                    ----------------- ---------------
ASSETS:
Investments in shares of The Trusts, at fair value.    $9,819,075       $10,271,172
Receivable for The Trusts shares sold..............            --            31,081
Receivable for policy-related transactions.........        17,521                --
                                                       ----------       -----------
   Total assets....................................     9,836,596        10,302,253
                                                       ----------       -----------

LIABILITIES:
Payable for The Trusts shares purchased............        17,521                --
Payable for policy-related transactions............            --            31,081
                                                       ----------       -----------
   Total liabilities...............................        17,521            31,081
                                                       ----------       -----------
NET ASSETS.........................................    $9,819,075       $10,271,172
                                                       ==========       ===========
NET ASSETS:
Accumulation Unit Value............................    $9,818,173       $10,258,922
Retained by MONY America in Variable Account A.....           902            12,250
                                                       ----------       -----------
TOTAL NET ASSETS...................................    $9,819,075       $10,271,172
                                                       ==========       ===========

Investments in shares of The Trusts, at cost.......    $7,715,687       $10,154,172
The Trusts shares held
   Administrative Class............................            --           748,628
   Class A.........................................            --                --
   Class B.........................................            --                --
   Initial Class...................................            --                --
   Institutional Shares............................            --                --
   Service Class...................................       304,467                --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                    PROFUND VP RISING
                                                                          RATES       PROFUND VP
                                                    PROFUND VP BEAR    OPPORTUNITY    ULTRABULL
                                                    --------------- ----------------- ----------
ASSETS:
Investments in shares of The Trusts, at fair value.    $228,817         $346,174      $3,384,604
Receivable for The Trusts shares sold..............          28              104           4,656
                                                       --------         --------      ----------
   Total assets....................................     228,845          346,278       3,389,260
                                                       --------         --------      ----------

LIABILITIES:
Payable for policy-related transactions............          28              104           4,656
                                                       --------         --------      ----------
   Total liabilities...............................          28              104           4,656
                                                       --------         --------      ----------
NET ASSETS.........................................    $228,817         $346,174      $3,384,604
                                                       ========         ========      ==========
NET ASSETS:
Accumulation Unit Value............................    $228,796         $345,782      $3,374,021
Retained by MONY America in Variable Account A.....          21              392          10,583
                                                       --------         --------      ----------
TOTAL NET ASSETS...................................    $228,817         $346,174      $3,384,604
                                                       ========         ========      ==========

Investments in shares of The Trusts, at cost.......    $275,853         $636,047      $2,787,175
The Trusts shares held
   Common Shares...................................      14,781           49,595         252,206

-----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012


The following table provides units and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges.

                                       CONTRACT                               UNITS
                                       CHARGES*   SHARE CLASS** UNIT VALUE OUTSTANDING
                                       -------- --------------- ---------- -----------
ALL ASSET GROWTH-ALT 20...............  1.20%         B           $11.99      199,268
ALL ASSET GROWTH-ALT 20...............  1.25%         B           $63.51    1,635,934
ALL ASSET GROWTH-ALT 20...............  1.35%         B           $11.12    1,922,201
ALL ASSET GROWTH-ALT 20...............  1.70%         B           $11.86      252,541
ALL ASSET GROWTH-ALT 20...............  1.95%         B           $13.59           11
ALL ASSET GROWTH-ALT 20...............  2.00%         B           $13.53        9,733
ALL ASSET GROWTH-ALT 20...............  2.35%         B           $11.15      104,508

AXA AGGRESSIVE ALLOCATION.............  1.20%         B           $ 8.72       57,895
AXA AGGRESSIVE ALLOCATION.............  1.25%         B           $ 8.69       22,750
AXA AGGRESSIVE ALLOCATION.............  1.35%         B           $ 8.65      111,649
AXA AGGRESSIVE ALLOCATION.............  1.70%         B           $ 8.48       19,221
AXA AGGRESSIVE ALLOCATION.............  2.35%         B           $ 8.18       37,049

AXA CONSERVATIVE ALLOCATION...........  1.20%         B           $10.89       47,011
AXA CONSERVATIVE ALLOCATION...........  1.25%         B           $10.86       84,930
AXA CONSERVATIVE ALLOCATION...........  1.35%         B           $10.80      182,536
AXA CONSERVATIVE ALLOCATION...........  1.70%         B           $10.59       49,058
AXA CONSERVATIVE ALLOCATION...........  2.35%         B           $10.21       11,045

AXA CONSERVATIVE-PLUS ALLOCATION......  1.20%         B           $10.31       49,403
AXA CONSERVATIVE-PLUS ALLOCATION......  1.25%         B           $10.29       23,112
AXA CONSERVATIVE-PLUS ALLOCATION......  1.35%         B           $10.23       85,402
AXA CONSERVATIVE-PLUS ALLOCATION......  1.70%         B           $10.03       26,673
AXA CONSERVATIVE-PLUS ALLOCATION......  2.35%         B           $ 9.67       10,691

AXA MODERATE ALLOCATION...............  1.20%         B           $ 9.92      278,610
AXA MODERATE ALLOCATION...............  1.25%         B           $ 9.89       85,250
AXA MODERATE ALLOCATION...............  1.35%         B           $ 9.84      317,251
AXA MODERATE ALLOCATION...............  1.70%         B           $ 9.65      240,518
AXA MODERATE ALLOCATION...............  2.00%         B           $ 9.49        5,673
AXA MODERATE ALLOCATION...............  2.35%         B           $ 9.31      118,717

AXA MODERATE-PLUS ALLOCATION..........  1.20%         B           $ 9.39      125,886
AXA MODERATE-PLUS ALLOCATION..........  1.25%         B           $ 9.37       44,238
AXA MODERATE-PLUS ALLOCATION..........  1.35%         B           $ 9.32      179,305
AXA MODERATE-PLUS ALLOCATION..........  1.70%         B           $ 9.14      115,204
AXA MODERATE-PLUS ALLOCATION..........  2.35%         B           $ 8.81       66,736

DREYFUS STOCK INDEX FUND, INC.........  1.35%   INITIAL SHARES    $10.76    1,265,037

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.  1.20%         A           $13.63       31,374
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.  1.45%         A           $18.69        2,672
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.  1.70%         A           $13.47       44,782
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.  2.35%         A           $12.79       37,931
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.  2.80%         A           $15.54          127

EQ/BLACKROCK BASIC VALUE EQUITY.......  1.20%         B           $11.74      101,878
EQ/BLACKROCK BASIC VALUE EQUITY.......  1.35%         B           $11.64      132,606
EQ/BLACKROCK BASIC VALUE EQUITY.......  1.45%         B           $11.63          137
EQ/BLACKROCK BASIC VALUE EQUITY.......  1.50%         B           $11.59          584
EQ/BLACKROCK BASIC VALUE EQUITY.......  1.70%         B           $11.32      120,079
EQ/BLACKROCK BASIC VALUE EQUITY.......  1.95%         B           $11.21          855
EQ/BLACKROCK BASIC VALUE EQUITY.......  2.00%         B           $11.17          234

-----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                   CONTRACT                               UNITS
                                   CHARGES*   SHARE CLASS** UNIT VALUE OUTSTANDING
                                   -------- --------------- ---------- -----------
EQ/BLACKROCK BASIC VALUE EQUITY...  2.35%          B         $ 10.79      130,192
EQ/BLACKROCK BASIC VALUE EQUITY...  2.80%          B         $ 10.53        3,352
EQ/BLACKROCK BASIC VALUE EQUITY...  2.85%          B         $ 10.50          638

EQ/BOSTON ADVISORS EQUITY INCOME..  1.25%          A         $ 11.55       31,035
EQ/BOSTON ADVISORS EQUITY INCOME..  1.20%          B         $ 14.89      125,224
EQ/BOSTON ADVISORS EQUITY INCOME..  1.35%          B         $ 14.22      476,308
EQ/BOSTON ADVISORS EQUITY INCOME..  1.45%          B         $ 17.14          345
EQ/BOSTON ADVISORS EQUITY INCOME..  1.50%          B         $ 17.05          191
EQ/BOSTON ADVISORS EQUITY INCOME..  1.70%          B         $ 13.17      154,032
EQ/BOSTON ADVISORS EQUITY INCOME..  1.95%          B         $ 15.64           10
EQ/BOSTON ADVISORS EQUITY INCOME..  2.00%          B         $ 15.56          394
EQ/BOSTON ADVISORS EQUITY INCOME..  2.35%          B         $ 12.26      148,086
EQ/BOSTON ADVISORS EQUITY INCOME..  2.80%          B         $ 14.41        1,522

EQ/CALVERT SOCIALLY RESPONSIBLE...  1.35%          A         $  7.72      146,303
EQ/CALVERT SOCIALLY RESPONSIBLE...  1.20%          B         $ 10.66       16,675
EQ/CALVERT SOCIALLY RESPONSIBLE...  1.70%          B         $ 10.28       11,587
EQ/CALVERT SOCIALLY RESPONSIBLE...  2.00%          B         $ 10.21          107
EQ/CALVERT SOCIALLY RESPONSIBLE...  2.35%          B         $  9.80        5,529

EQ/CAPITAL GUARDIAN RESEARCH......  1.20%          A         $ 16.18       29,153
EQ/CAPITAL GUARDIAN RESEARCH......  1.25%          A         $ 12.31       75,007
EQ/CAPITAL GUARDIAN RESEARCH......  1.35%          A         $ 10.26      189,628
EQ/CAPITAL GUARDIAN RESEARCH......  1.45%          A         $ 16.24          112
EQ/CAPITAL GUARDIAN RESEARCH......  1.50%          A         $ 16.16           19
EQ/CAPITAL GUARDIAN RESEARCH......  1.70%          A         $ 14.75       46,832
EQ/CAPITAL GUARDIAN RESEARCH......  2.35%          A         $ 13.71       45,494
EQ/CAPITAL GUARDIAN RESEARCH......  2.80%          A         $ 13.84          319

EQ/CORE BOND INDEX................  1.20%          A         $ 14.06      466,455
EQ/CORE BOND INDEX................  1.25%          A         $ 11.17      712,396
EQ/CORE BOND INDEX................  1.35%          A         $ 13.45    1,038,202
EQ/CORE BOND INDEX................  1.45%          A         $ 12.30        9,277
EQ/CORE BOND INDEX................  1.50%          A         $ 12.24        3,921
EQ/CORE BOND INDEX................  1.70%          A         $ 13.33      459,479
EQ/CORE BOND INDEX................  1.95%          A         $ 10.84           78
EQ/CORE BOND INDEX................  2.00%          A         $ 10.79          887
EQ/CORE BOND INDEX................  2.35%          A         $ 12.37      293,574
EQ/CORE BOND INDEX................  2.80%          A         $  9.99        7,833

EQ/EQUITY GROWTH PLUS.............  1.35%          B         $ 11.32      581,025

EQ/GAMCO MERGERS AND ACQUISITIONS.  1.20%          B         $ 14.22       31,395
EQ/GAMCO MERGERS AND ACQUISITIONS.  1.35%          B         $ 14.50       89,008
EQ/GAMCO MERGERS AND ACQUISITIONS.  1.70%          B         $ 14.00       48,823
EQ/GAMCO MERGERS AND ACQUISITIONS.  2.00%          B         $ 13.53          109
EQ/GAMCO MERGERS AND ACQUISITIONS.  2.35%          B         $ 12.64       42,019
EQ/GAMCO MERGERS AND ACQUISITIONS.  2.80%          B         $ 12.52          680

EQ/GAMCO SMALL COMPANY VALUE......  1.20%          B         $ 27.25      251,827
EQ/GAMCO SMALL COMPANY VALUE......  1.25%          B         $138.83      433,792
EQ/GAMCO SMALL COMPANY VALUE......  1.35%          B         $ 35.42    1,050,951
EQ/GAMCO SMALL COMPANY VALUE......  1.45%          B         $ 30.61        2,806
EQ/GAMCO SMALL COMPANY VALUE......  1.50%          B         $ 30.45          370
EQ/GAMCO SMALL COMPANY VALUE......  1.70%          B         $ 25.64      319,813
EQ/GAMCO SMALL COMPANY VALUE......  1.95%          B         $ 25.65          127

-----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                 CONTRACT                               UNITS
                                 CHARGES*   SHARE CLASS** UNIT VALUE OUTSTANDING
                                 -------- --------------- ---------- -----------
EQ/GAMCO SMALL COMPANY VALUE....  2.00%          B          $25.53         277
EQ/GAMCO SMALL COMPANY VALUE....  2.35%          B          $24.18     203,593
EQ/GAMCO SMALL COMPANY VALUE....  2.80%          B          $23.63       1,201

EQ/GLOBAL MULTI-SECTOR EQUITY...  1.20%          A          $25.74      49,487
EQ/GLOBAL MULTI-SECTOR EQUITY...  1.45%          A          $32.70         103
EQ/GLOBAL MULTI-SECTOR EQUITY...  1.50%          A          $32.53         141
EQ/GLOBAL MULTI-SECTOR EQUITY...  1.70%          A          $25.36      59,284
EQ/GLOBAL MULTI-SECTOR EQUITY...  2.00%          A          $28.31       1,485
EQ/GLOBAL MULTI-SECTOR EQUITY...  2.35%          A          $24.06      47,448
EQ/GLOBAL MULTI-SECTOR EQUITY...  2.80%          A          $26.21       1,061

EQ/INTERMEDIATE GOVERNMENT BOND.  1.20%          A          $12.60     283,387
EQ/INTERMEDIATE GOVERNMENT BOND.  1.25%          A          $17.99     144,705
EQ/INTERMEDIATE GOVERNMENT BOND.  1.35%          A          $14.11     529,083
EQ/INTERMEDIATE GOVERNMENT BOND.  1.45%          A          $11.85       5,494
EQ/INTERMEDIATE GOVERNMENT BOND.  1.50%          A          $11.79       4,102
EQ/INTERMEDIATE GOVERNMENT BOND.  1.70%          A          $11.95     272,911
EQ/INTERMEDIATE GOVERNMENT BOND.  1.95%          A          $11.13         668
EQ/INTERMEDIATE GOVERNMENT BOND.  2.00%          A          $11.08         884
EQ/INTERMEDIATE GOVERNMENT BOND.  2.35%          A          $11.13     217,047
EQ/INTERMEDIATE GOVERNMENT BOND.  2.80%          A          $10.26       2,018

EQ/LARGE CAP VALUE INDEX........  1.20%          A          $13.68     254,205
EQ/LARGE CAP VALUE INDEX........  1.35%          A          $13.27     226,296
EQ/LARGE CAP VALUE INDEX........  1.45%          A          $16.50       3,993
EQ/LARGE CAP VALUE INDEX........  1.50%          A          $16.41         385
EQ/LARGE CAP VALUE INDEX........  1.70%          A          $12.99     246,768
EQ/LARGE CAP VALUE INDEX........  1.95%          A          $14.22         802
EQ/LARGE CAP VALUE INDEX........  2.00%          A          $14.15         337
EQ/LARGE CAP VALUE INDEX........  2.35%          A          $11.79     211,069
EQ/LARGE CAP VALUE INDEX........  2.80%          A          $13.10       1,396

EQ/LARGE CAP VALUE PLUS.........  1.20%          A          $ 9.55      28,108
EQ/LARGE CAP VALUE PLUS.........  1.25%          A          $56.51      49,381
EQ/LARGE CAP VALUE PLUS.........  1.45%          A          $12.83         146
EQ/LARGE CAP VALUE PLUS.........  1.70%          A          $ 9.08      36,109
EQ/LARGE CAP VALUE PLUS.........  2.35%          A          $ 8.83      50,066
EQ/LARGE CAP VALUE PLUS.........  2.80%          A          $10.84         650

EQ/MFS INTERNATIONAL GROWTH.....  1.25%          B          $19.33     334,805
EQ/MFS INTERNATIONAL GROWTH.....  1.35%          B          $13.69     407,540

EQ/MID CAP INDEX................  1.20%          A          $16.02     187,164
EQ/MID CAP INDEX................  1.35%          A          $15.72      47,235
EQ/MID CAP INDEX................  1.45%          A          $18.57         592
EQ/MID CAP INDEX................  1.50%          A          $18.47         909
EQ/MID CAP INDEX................  1.70%          A          $15.01     194,917
EQ/MID CAP INDEX................  1.95%          A          $16.03         100
EQ/MID CAP INDEX................  2.00%          A          $15.95         659
EQ/MID CAP INDEX................  2.35%          A          $14.15     206,175
EQ/MID CAP INDEX................  2.80%          A          $14.77       2,158

EQ/MID CAP VALUE PLUS...........  1.20%          A          $14.32     230,989
EQ/MID CAP VALUE PLUS...........  1.35%          A          $14.25     394,593
EQ/MID CAP VALUE PLUS...........  1.45%          A          $14.20       2,920
EQ/MID CAP VALUE PLUS...........  1.50%          A          $14.18         406

-----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                  CONTRACT                               UNITS
                                  CHARGES*   SHARE CLASS** UNIT VALUE OUTSTANDING
                                  -------- --------------- ---------- -----------
EQ/MID CAP VALUE PLUS............  1.70%          A          $14.08      306,506
EQ/MID CAP VALUE PLUS............  1.95%          A          $13.97          138
EQ/MID CAP VALUE PLUS............  2.00%          A          $13.94          349
EQ/MID CAP VALUE PLUS............  2.35%          A          $13.78      182,968
EQ/MID CAP VALUE PLUS............  2.80%          A          $13.57        2,857

EQ/MONEY MARKET..................  1.20%          A          $10.46      426,123
EQ/MONEY MARKET..................  1.25%          A          $10.43      593,254
EQ/MONEY MARKET..................  1.35%          A          $10.35    1,009,821
EQ/MONEY MARKET..................  1.45%          A          $10.28        2,009
EQ/MONEY MARKET..................  1.50%          A          $10.24        1,931
EQ/MONEY MARKET..................  1.70%          A          $10.09      371,065
EQ/MONEY MARKET..................  2.00%          A          $ 9.87        1,016
EQ/MONEY MARKET..................  2.35%          A          $ 9.62      305,302
EQ/MONEY MARKET..................  2.80%          A          $ 9.31        1,938

EQ/MONTAG & CALDWELL GROWTH......  1.20%          B          $12.91      355,038
EQ/MONTAG & CALDWELL GROWTH......  1.35%          B          $12.28    2,928,876
EQ/MONTAG & CALDWELL GROWTH......  1.45%          B          $15.23        1,222
EQ/MONTAG & CALDWELL GROWTH......  1.50%          B          $15.15          358
EQ/MONTAG & CALDWELL GROWTH......  1.70%          B          $11.94      365,781
EQ/MONTAG & CALDWELL GROWTH......  1.95%          B          $14.25          363
EQ/MONTAG & CALDWELL GROWTH......  2.00%          B          $14.18        2,743
EQ/MONTAG & CALDWELL GROWTH......  2.35%          B          $11.19      302,214
EQ/MONTAG & CALDWELL GROWTH......  2.80%          B          $13.13        1,476

EQ/MORGAN STANLEY MID CAP GROWTH.  1.20%          A          $11.41      270,934
EQ/MORGAN STANLEY MID CAP GROWTH.  1.35%          A          $18.89      181,900
EQ/MORGAN STANLEY MID CAP GROWTH.  1.45%          A          $18.90           98
EQ/MORGAN STANLEY MID CAP GROWTH.  1.50%          A          $18.81          261
EQ/MORGAN STANLEY MID CAP GROWTH.  1.70%          A          $12.00      232,123
EQ/MORGAN STANLEY MID CAP GROWTH.  2.00%          A          $16.01          767
EQ/MORGAN STANLEY MID CAP GROWTH.  2.35%          A          $10.36      195,783
EQ/MORGAN STANLEY MID CAP GROWTH.  2.80%          A          $14.82          765

EQ/PIMCO ULTRA SHORT BOND........  1.20%          B          $12.36      155,884
EQ/PIMCO ULTRA SHORT BOND........  1.35%          B          $12.13      200,733
EQ/PIMCO ULTRA SHORT BOND........  1.45%          B          $11.85        3,179
EQ/PIMCO ULTRA SHORT BOND........  1.50%          B          $11.79        1,714
EQ/PIMCO ULTRA SHORT BOND........  1.70%          B          $11.76      200,825
EQ/PIMCO ULTRA SHORT BOND........  1.95%          B          $10.53        1,081
EQ/PIMCO ULTRA SHORT BOND........  2.00%          B          $10.48           37
EQ/PIMCO ULTRA SHORT BOND........  2.35%          B          $10.93       86,567
EQ/PIMCO ULTRA SHORT BOND........  2.80%          B          $ 9.70        6,570

EQ/QUALITY BOND PLUS.............  1.25%          B          $23.86      176,933
EQ/QUALITY BOND PLUS.............  1.35%          B          $15.95      402,636

EQ/SMALL COMPANY INDEX...........  1.20%          A          $19.46       59,941
EQ/SMALL COMPANY INDEX...........  1.25%          A          $76.97        6,593
EQ/SMALL COMPANY INDEX...........  1.45%          A          $20.55          236
EQ/SMALL COMPANY INDEX...........  1.50%          A          $20.45          208
EQ/SMALL COMPANY INDEX...........  1.70%          A          $18.62       64,063
EQ/SMALL COMPANY INDEX...........  2.00%          A          $18.73          285
EQ/SMALL COMPANY INDEX...........  2.35%          A          $17.49       29,980
EQ/SMALL COMPANY INDEX...........  2.80%          A          $17.34          691

-----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                           CONTRACT                               UNITS
                                           CHARGES*   SHARE CLASS** UNIT VALUE OUTSTANDING
                                           -------- --------------- ---------- -----------
EQ/T. ROWE PRICE GROWTH STOCK.............  1.25%          B          $49.00      524,161
EQ/T. ROWE PRICE GROWTH STOCK.............  1.35%          B          $10.79    1,080,159

EQ/UBS GROWTH & INCOME....................  1.20%          B          $11.95       82,226
EQ/UBS GROWTH & INCOME....................  1.35%          B          $12.00    1,288,206
EQ/UBS GROWTH & INCOME....................  1.45%          B          $15.44          372
EQ/UBS GROWTH & INCOME....................  1.70%          B          $11.68       85,067
EQ/UBS GROWTH & INCOME....................  1.95%          B          $14.02          506
EQ/UBS GROWTH & INCOME....................  2.35%          B          $11.07       75,902

FIDELITY VIP CONTRAFUND PORTFOLIO.........  1.35%    SERVICE CLASS    $15.99    1,249,805

FRANKLIN INCOME SECURITIES FUND...........  1.20%       CLASS 2       $19.02      271,786
FRANKLIN INCOME SECURITIES FUND...........  1.35%       CLASS 2       $18.71      252,307
FRANKLIN INCOME SECURITIES FUND...........  1.45%       CLASS 2       $18.68          271
FRANKLIN INCOME SECURITIES FUND...........  1.50%       CLASS 2       $18.59          384
FRANKLIN INCOME SECURITIES FUND...........  1.70%       CLASS 2       $17.81      354,690
FRANKLIN INCOME SECURITIES FUND...........  1.95%       CLASS 2       $17.49          180
FRANKLIN INCOME SECURITIES FUND...........  2.00%       CLASS 2       $17.41          610
FRANKLIN INCOME SECURITIES FUND...........  2.35%       CLASS 2       $16.76      286,064
FRANKLIN INCOME SECURITIES FUND...........  2.80%       CLASS 2       $16.12          386

FRANKLIN RISING DIVIDENDS SECURITIES FUND.  1.20%       CLASS 2       $17.26       71,428
FRANKLIN RISING DIVIDENDS SECURITIES FUND.  1.35%       CLASS 2       $17.04      138,568
FRANKLIN RISING DIVIDENDS SECURITIES FUND.  1.45%       CLASS 2       $17.11        3,289
FRANKLIN RISING DIVIDENDS SECURITIES FUND.  1.50%       CLASS 2       $17.03          248
FRANKLIN RISING DIVIDENDS SECURITIES FUND.  1.70%       CLASS 2       $16.33       84,394
FRANKLIN RISING DIVIDENDS SECURITIES FUND.  1.95%       CLASS 2       $15.85           21
FRANKLIN RISING DIVIDENDS SECURITIES FUND.  2.00%       CLASS 2       $15.77          374
FRANKLIN RISING DIVIDENDS SECURITIES FUND.  2.35%       CLASS 2       $14.90       78,087
FRANKLIN RISING DIVIDENDS SECURITIES FUND.  2.80%       CLASS 2       $14.60          364

INVESCO V.I. DIVERSIFIED DIVIDEND FUND....  1.20%      SERIES I       $ 6.47       12,097
INVESCO V.I. DIVERSIFIED DIVIDEND FUND....  1.50%      SERIES I       $ 7.58        8,612
INVESCO V.I. DIVERSIFIED DIVIDEND FUND....  1.70%      SERIES I       $ 6.42       47,890
INVESCO V.I. DIVERSIFIED DIVIDEND FUND....  2.00%      SERIES I       $ 6.88          126
INVESCO V.I. DIVERSIFIED DIVIDEND FUND....  2.35%      SERIES I       $ 6.12       55,955

INVESCO V.I. GLOBAL CORE EQUITY FUND......  1.20%      SERIES I       $11.02       33,513
INVESCO V.I. GLOBAL CORE EQUITY FUND......  1.45%      SERIES I       $13.48          349
INVESCO V.I. GLOBAL CORE EQUITY FUND......  1.50%      SERIES I       $13.42           38
INVESCO V.I. GLOBAL CORE EQUITY FUND......  1.70%      SERIES I       $10.55       30,923
INVESCO V.I. GLOBAL CORE EQUITY FUND......  1.95%      SERIES I       $12.80          118
INVESCO V.I. GLOBAL CORE EQUITY FUND......  2.00%      SERIES I       $12.74          150
INVESCO V.I. GLOBAL CORE EQUITY FUND......  2.35%      SERIES I       $ 9.79       26,980

INVESCO V.I. GLOBAL HEALTH CARE FUND......  1.20%      SERIES I       $15.19       35,955
INVESCO V.I. GLOBAL HEALTH CARE FUND......  1.45%      SERIES I       $16.35           56
INVESCO V.I. GLOBAL HEALTH CARE FUND......  1.70%      SERIES I       $14.40       60,333
INVESCO V.I. GLOBAL HEALTH CARE FUND......  2.00%      SERIES I       $16.02          176
INVESCO V.I. GLOBAL HEALTH CARE FUND......  2.35%      SERIES I       $13.29       60,921
INVESCO V.I. GLOBAL HEALTH CARE FUND......  2.85%      SERIES I       $14.75          565

INVESCO V.I. TECHNOLOGY FUND..............  1.20%      SERIES I       $10.35       49,080
INVESCO V.I. TECHNOLOGY FUND..............  1.70%      SERIES I       $ 9.88       32,709
INVESCO V.I. TECHNOLOGY FUND..............  2.00%      SERIES I       $14.84        1,464
INVESCO V.I. TECHNOLOGY FUND..............  2.35%      SERIES I       $10.20       27,778

-----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                         CONTRACT                                    UNITS
                                         CHARGES*     SHARE CLASS**    UNIT VALUE OUTSTANDING
                                         -------- -------------------- ---------- -----------

JANUS ASPEN SERIES BALANCED PORTFOLIO...  1.35%   INSTITUTIONAL SHARES   $17.45     853,186

JANUS ASPEN SERIES ENTERPRISE PORTFOLIO.  1.35%   INSTITUTIONAL SHARES   $12.16     822,747

JANUS ASPEN SERIES FORTY PORTFOLIO......  1.35%   INSTITUTIONAL SHARES   $14.22     710,450
JANUS ASPEN SERIES FORTY PORTFOLIO......  1.20%      SERVICE SHARES      $17.84     108,254
JANUS ASPEN SERIES FORTY PORTFOLIO......  1.45%      SERVICE SHARES      $19.70         340
JANUS ASPEN SERIES FORTY PORTFOLIO......  1.50%      SERVICE SHARES      $19.60         357
JANUS ASPEN SERIES FORTY PORTFOLIO......  1.70%      SERVICE SHARES      $17.77      84,185
JANUS ASPEN SERIES FORTY PORTFOLIO......  1.95%      SERVICE SHARES      $18.99         138
JANUS ASPEN SERIES FORTY PORTFOLIO......  2.00%      SERVICE SHARES      $18.89       1,433
JANUS ASPEN SERIES FORTY PORTFOLIO......  2.35%      SERVICE SHARES      $16.58      50,067
JANUS ASPEN SERIES FORTY PORTFOLIO......  2.80%      SERVICE SHARES      $17.49         732
JANUS ASPEN SERIES FORTY PORTFOLIO......  2.85%      SERVICE SHARES      $17.41         533

JANUS ASPEN SERIES OVERSEAS PORTFOLIO...  1.20%      SERVICE SHARES      $21.24     177,538
JANUS ASPEN SERIES OVERSEAS PORTFOLIO...  1.45%      SERVICE SHARES      $28.45         799
JANUS ASPEN SERIES OVERSEAS PORTFOLIO...  1.50%      SERVICE SHARES      $28.30         879
JANUS ASPEN SERIES OVERSEAS PORTFOLIO...  1.70%      SERVICE SHARES      $21.66     189,439
JANUS ASPEN SERIES OVERSEAS PORTFOLIO...  2.00%      SERVICE SHARES      $26.51       1,865
JANUS ASPEN SERIES OVERSEAS PORTFOLIO...  2.35%      SERVICE SHARES      $20.14     145,346
JANUS ASPEN SERIES OVERSEAS PORTFOLIO...  2.80%      SERVICE SHARES      $24.54         913

JANUS ASPEN SERIES WORLDWIDE PORTFOLIO..  1.35%   INSTITUTIONAL SHARES   $ 9.26     827,150

MFS UTILITIES SERIES....................  1.20%      INITIAL CLASS       $30.85      76,527
MFS UTILITIES SERIES....................  1.50%      INITIAL CLASS       $38.20         247
MFS UTILITIES SERIES....................  1.70%      INITIAL CLASS       $28.59      74,366
MFS UTILITIES SERIES....................  2.00%      INITIAL CLASS       $29.32         359
MFS UTILITIES SERIES....................  2.35%      INITIAL CLASS       $24.97      47,099

MULTIMANAGER MULTI-SECTOR BOND..........  1.20%            A             $13.79     154,223
MULTIMANAGER MULTI-SECTOR BOND..........  1.45%            A             $13.25         403
MULTIMANAGER MULTI-SECTOR BOND..........  1.50%            A             $13.19       1,809
MULTIMANAGER MULTI-SECTOR BOND..........  1.70%            A             $13.04     132,790
MULTIMANAGER MULTI-SECTOR BOND..........  2.00%            A             $11.11         387
MULTIMANAGER MULTI-SECTOR BOND..........  2.35%            A             $12.23     109,247
MULTIMANAGER MULTI-SECTOR BOND..........  2.80%            A             $10.29       3,850

MULTIMANAGER SMALL CAP GROWTH...........  1.20%            B             $11.35     133,372
MULTIMANAGER SMALL CAP GROWTH...........  1.35%            B             $16.57     411,235
MULTIMANAGER SMALL CAP GROWTH...........  1.45%            B             $14.85         475
MULTIMANAGER SMALL CAP GROWTH...........  1.50%            B             $14.77         170
MULTIMANAGER SMALL CAP GROWTH...........  1.70%            B             $10.70     118,080
MULTIMANAGER SMALL CAP GROWTH...........  1.95%            B             $13.06         424
MULTIMANAGER SMALL CAP GROWTH...........  2.00%            B             $13.00         401
MULTIMANAGER SMALL CAP GROWTH...........  2.35%            B             $ 9.85     105,886
MULTIMANAGER SMALL CAP GROWTH...........  2.80%            B             $12.03         190

OPPENHEIMER GLOBAL SECURITIES FUND/VA...  1.20%      SERVICE CLASS       $22.28      97,058
OPPENHEIMER GLOBAL SECURITIES FUND/VA...  1.35%      SERVICE CLASS       $21.85     170,316
OPPENHEIMER GLOBAL SECURITIES FUND/VA...  1.45%      SERVICE CLASS       $22.30       2,306
OPPENHEIMER GLOBAL SECURITIES FUND/VA...  1.50%      SERVICE CLASS       $22.19         616
OPPENHEIMER GLOBAL SECURITIES FUND/VA...  1.70%      SERVICE CLASS       $21.44     112,815
OPPENHEIMER GLOBAL SECURITIES FUND/VA...  2.00%      SERVICE CLASS       $20.32         991
OPPENHEIMER GLOBAL SECURITIES FUND/VA...  2.35%      SERVICE CLASS       $17.95      78,174
OPPENHEIMER GLOBAL SECURITIES FUND/VA...  2.80%      SERVICE CLASS       $18.81       1,454

-----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)

DECEMBER 31, 2012

                                                                 CONTRACT                                    UNITS
                                                                 CHARGES*     SHARE CLASS**    UNIT VALUE OUTSTANDING
                                                                 -------- -------------------- ---------- -----------

PIMCO VARIABLE INSURANCE TRUST GLOBAL BOND PORTFOLIO (UNHEDGED).  1.20%   ADMINISTRATIVE CLASS   $21.29     136,118
PIMCO VARIABLE INSURANCE TRUST GLOBAL BOND PORTFOLIO (UNHEDGED).  1.35%   ADMINISTRATIVE CLASS   $20.28     131,524
PIMCO VARIABLE INSURANCE TRUST GLOBAL BOND PORTFOLIO (UNHEDGED).  1.45%   ADMINISTRATIVE CLASS   $18.63         421
PIMCO VARIABLE INSURANCE TRUST GLOBAL BOND PORTFOLIO (UNHEDGED).  1.50%   ADMINISTRATIVE CLASS   $18.54         338
PIMCO VARIABLE INSURANCE TRUST GLOBAL BOND PORTFOLIO (UNHEDGED).  1.70%   ADMINISTRATIVE CLASS   $20.18     134,565
PIMCO VARIABLE INSURANCE TRUST GLOBAL BOND PORTFOLIO (UNHEDGED).  1.95%   ADMINISTRATIVE CLASS   $15.57          24
PIMCO VARIABLE INSURANCE TRUST GLOBAL BOND PORTFOLIO (UNHEDGED).  2.00%   ADMINISTRATIVE CLASS   $15.50         657
PIMCO VARIABLE INSURANCE TRUST GLOBAL BOND PORTFOLIO (UNHEDGED).  2.35%   ADMINISTRATIVE CLASS   $18.99     100,712
PIMCO VARIABLE INSURANCE TRUST GLOBAL BOND PORTFOLIO (UNHEDGED).  2.80%   ADMINISTRATIVE CLASS   $14.35       2,831

PROFUND VP BEAR.................................................  1.20%      COMMON SHARES       $ 3.76       1,135
PROFUND VP BEAR.................................................  1.35%      COMMON SHARES       $ 3.72      50,931
PROFUND VP BEAR.................................................  1.50%      COMMON SHARES       $ 3.61          38
PROFUND VP BEAR.................................................  1.70%      COMMON SHARES       $ 3.94       4,213
PROFUND VP BEAR.................................................  2.35%      COMMON SHARES       $ 3.37       5,475

PROFUND VP RISING RATES OPPORTUNITY.............................  1.20%      COMMON SHARES       $ 3.29      26,401
PROFUND VP RISING RATES OPPORTUNITY.............................  1.35%      COMMON SHARES       $ 2.96      32,762
PROFUND VP RISING RATES OPPORTUNITY.............................  1.45%      COMMON SHARES       $ 2.95         163
PROFUND VP RISING RATES OPPORTUNITY.............................  1.50%      COMMON SHARES       $ 2.93       2,246
PROFUND VP RISING RATES OPPORTUNITY.............................  1.70%      COMMON SHARES       $ 3.13      23,353
PROFUND VP RISING RATES OPPORTUNITY.............................  1.95%      COMMON SHARES       $ 2.89         164
PROFUND VP RISING RATES OPPORTUNITY.............................  2.35%      COMMON SHARES       $ 2.94      26,145
PROFUND VP RISING RATES OPPORTUNITY.............................  2.80%      COMMON SHARES       $ 2.66         994
PROFUND VP RISING RATES OPPORTUNITY.............................  2.85%      COMMON SHARES       $ 2.65         696

PROFUND VP ULTRABULL............................................  1.20%      COMMON SHARES       $11.79     131,840
PROFUND VP ULTRABULL............................................  1.35%      COMMON SHARES       $13.04      18,290
PROFUND VP ULTRABULL............................................  1.45%      COMMON SHARES       $13.30         137
PROFUND VP ULTRABULL............................................  1.70%      COMMON SHARES       $11.00      42,966
PROFUND VP ULTRABULL............................................  2.00%      COMMON SHARES       $11.86          73
PROFUND VP ULTRABULL............................................  2.35%      COMMON SHARES       $11.73      92,563
PROFUND VP ULTRABULL............................................  2.80%      COMMON SHARES       $10.98       1,861

-----------
The accompanying notes are an integral part of these financial statements.
* Contract charges reflect the annual mortality and risk expenses related to the Variable Investment Options.
** Share class reflects the shares of the Portfolio that the Variable
   Investment Options invest in, as further described in Note 5 of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2012

                                                                     ALL ASSET    AXA AGGRESSIVE AXA CONSERVATIVE
                                                                   GROWTH-ALT 20*  ALLOCATION*     ALLOCATION*
                                                                   -------------- -------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................  $ 1,995,880      $ 19,239        $ 33,103
  Expenses:
   Asset-based charges............................................    1,752,829        34,641          62,250
                                                                    -----------      --------        --------

NET INVESTMENT INCOME (LOSS)......................................      243,051       (15,402)        (29,147)
                                                                    -----------      --------        --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................   (6,984,336)       85,770          (9,840)
   Realized gain distribution from The Trusts.....................    3,125,945        30,276          59,375
                                                                    -----------      --------        --------
  Net realized gain (loss)........................................   (3,858,391)      116,046          49,535
                                                                    -----------      --------        --------

  Change in unrealized appreciation (depreciation) of investments.   17,318,792       173,046         132,579
                                                                    -----------      --------        --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............   13,460,401       289,092         182,114
                                                                    -----------      --------        --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...  $13,703,452      $273,690        $152,967
                                                                    ===========      ========        ========

                                                                   AXA CONSERVATIVE- AXA MODERATE
                                                                   PLUS ALLOCATION*  ALLOCATION*
                                                                   ----------------- ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................     $ 15,920        $ 79,845
  Expenses:
   Asset-based charges............................................       35,551         167,330
                                                                       --------        --------

NET INVESTMENT INCOME (LOSS)......................................      (19,631)        (87,485)
                                                                       --------        --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................       43,729          86,096
   Realized gain distribution from The Trusts.....................       30,624         126,519
                                                                       --------        --------
  Net realized gain (loss)........................................       74,353         212,615
                                                                       --------        --------

  Change in unrealized appreciation (depreciation) of investments.       94,600         671,512
                                                                       --------        --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............      168,953         884,127
                                                                       --------        --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...     $149,322        $796,642
                                                                       ========        ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012


                                                                    AXA MODERATE-    DREYFUS STOCK   EQ/ALLIANCEBERNSTEIN
                                                                   PLUS ALLOCATION* INDEX FUND, INC.  SMALL CAP GROWTH*
                                                                   ---------------- ---------------- --------------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................     $ 38,786        $  283,955          $  3,438
  Expenses:
   Asset-based charges............................................       80,019           191,236            30,845
                                                                       --------        ----------          --------

NET INVESTMENT INCOME (LOSS)......................................      (41,233)           92,719           (27,407)
                                                                       --------        ----------          --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................       10,241           (11,035)          140,802
   Realized gain distribution from The Trusts.....................       77,721           705,453            93,295
                                                                       --------        ----------          --------
  Net realized gain (loss)........................................       87,962           694,418           234,097
                                                                       --------        ----------          --------

  Change in unrealized appreciation (depreciation) of investments.      457,207         1,085,836            21,975
                                                                       --------        ----------          --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............      545,169         1,780,254           256,072
                                                                       --------        ----------          --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...     $503,936        $1,872,973          $228,665
                                                                       ========        ==========          ========

                                                                                          EQ/BOSTON
                                                                      EQ/BLACKROCK     ADVISORS EQUITY
                                                                   BASIC VALUE EQUITY*     INCOME*
                                                                   ------------------- ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................      $ 85,732         $  239,106
  Expenses:
   Asset-based charges............................................       105,246            201,889
                                                                        --------         ----------

NET INVESTMENT INCOME (LOSS)......................................       (19,514)            37,217
                                                                        --------         ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................        26,181           (715,065)
   Realized gain distribution from The Trusts.....................            --            144,750
                                                                        --------         ----------
  Net realized gain (loss)........................................        26,181           (570,315)
                                                                        --------         ----------

  Change in unrealized appreciation (depreciation) of investments.       731,704          2,505,823
                                                                        --------         ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............       757,885          1,935,508
                                                                        --------         ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...      $738,371         $1,972,725
                                                                        ========         ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012

                                                                    EQ/CALVERT  EQ/CAPITAL
                                                                     SOCIALLY    GUARDIAN  EQ/CORE BOND EQ/EQUITY GROWTH
                                                                   RESPONSIBLE* RESEARCH*     INDEX*         PLUS*
                                                                   ------------ ---------- ------------ ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $ 14,532    $ 42,046   $  559,644      $ 41,002
  Expenses:
   Asset-based charges............................................     21,807      72,188      621,762        93,124
                                                                     --------    --------   ----------      --------

NET INVESTMENT INCOME (LOSS)......................................     (7,275)    (30,142)     (62,118)      (52,122)
                                                                     --------    --------   ----------      --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     23,774     147,084     (436,544)      (25,452)
   Realized gain distribution from The Trusts.....................         --          --           --            --
                                                                     --------    --------   ----------      --------
  Net realized gain (loss)........................................     23,774     147,084     (436,544)      (25,452)
                                                                     --------    --------   ----------      --------

  Change in unrealized appreciation (depreciation) of investments.    204,320     583,926    1,223,472       910,095
                                                                     --------    --------   ----------      --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    228,094     731,010      786,928       884,643
                                                                     --------    --------   ----------      --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $220,819    $700,868   $  724,810      $832,521
                                                                     ========    ========   ==========      ========

                                                                   EQ/GAMCO MERGERS
                                                                   AND ACQUISITIONS*
                                                                   -----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................     $     --
  Expenses:
   Asset-based charges............................................       53,208
                                                                       --------

NET INVESTMENT INCOME (LOSS)......................................      (53,208)
                                                                       --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................        7,491
   Realized gain distribution from The Trusts.....................       67,546
                                                                       --------
  Net realized gain (loss)........................................       75,037
                                                                       --------

  Change in unrealized appreciation (depreciation) of investments.      102,342
                                                                       --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............      177,379
                                                                       --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...     $124,171
                                                                       ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012


                                                                   EQ/GAMCO SMALL EQ/GLOBAL MULTI- EQ/INTERMEDIATE  EQ/LARGE CAP
                                                                   COMPANY VALUE*  SECTOR EQUITY*  GOVERNMENT BOND* VALUE INDEX*
                                                                   -------------- ---------------- ---------------- ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................  $ 1,400,899      $   56,189       $  48,551      $  238,928
  Expenses:
   Asset-based charges............................................    1,611,963          76,822         320,500         212,614
                                                                    -----------      ----------       ---------      ----------

NET INVESTMENT INCOME (LOSS)......................................     (211,064)        (20,633)       (271,949)         26,314
                                                                    -----------      ----------       ---------      ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................    8,630,794        (779,835)        252,768        (496,610)
   Realized gain distribution from The Trusts.....................    3,005,707              --          74,417              --
                                                                    -----------      ----------       ---------      ----------
  Net realized gain (loss)........................................   11,636,501        (779,835)        327,185        (496,610)
                                                                    -----------      ----------       ---------      ----------

  Change in unrealized appreciation (depreciation) of investments.    6,424,861       1,449,977        (168,601)      2,329,627
                                                                    -----------      ----------       ---------      ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............   18,061,362         670,142         158,584       1,833,017
                                                                    -----------      ----------       ---------      ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...  $17,850,298      $  649,509       $(113,365)     $1,859,331
                                                                    ===========      ==========       =========      ==========

                                                                   EQ/LARGE CAP
                                                                   VALUE PLUS*
                                                                   ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................  $   60,353
  Expenses:
   Asset-based charges............................................      59,139
                                                                    ----------

NET INVESTMENT INCOME (LOSS)......................................       1,214
                                                                    ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................    (633,511)
   Realized gain distribution from The Trusts.....................          --
                                                                    ----------
  Net realized gain (loss)........................................    (633,511)
                                                                    ----------

  Change in unrealized appreciation (depreciation) of investments.   1,239,353
                                                                    ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............     605,842
                                                                    ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...  $  607,056
                                                                    ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012


                                                                      EQ/MFS
                                                                   INTERNATIONAL EQ/MID CAP  EQ/MID CAP    EQ/MONEY
                                                                      GROWTH*      INDEX*    VALUE PLUS*   MARKET*
                                                                   ------------- ----------  -----------  ---------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................  $  110,486   $   93,012  $   189,300  $      --
  Expenses:
   Asset-based charges............................................     153,624      177,361      267,197    452,322
                                                                    ----------   ----------  -----------  ---------

NET INVESTMENT INCOME (LOSS)......................................     (43,138)     (84,349)     (77,897)  (452,322)
                                                                    ----------   ----------  -----------  ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................      39,488     (306,368)  (1,942,809)    (1,229)
                                                                    ----------   ----------  -----------  ---------
  Net realized gain (loss)........................................      39,488     (306,368)  (1,942,809)    (1,229)
                                                                    ----------   ----------  -----------  ---------

  Change in unrealized appreciation (depreciation) of investments.   1,984,702    1,887,175    4,700,676      1,481
                                                                    ----------   ----------  -----------  ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............   2,024,190    1,580,807    2,757,867        252
                                                                    ----------   ----------  -----------  ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...  $1,981,052   $1,496,458  $ 2,679,970  $(452,070)
                                                                    ==========   ==========  ===========  =========

                                                                     EQ/MONTAG &
                                                                   CALDWELL GROWTH*
                                                                   ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................    $  415,827
  Expenses:
   Asset-based charges............................................       741,908
                                                                      ----------

NET INVESTMENT INCOME (LOSS)......................................      (326,081)
                                                                      ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................       312,914
                                                                      ----------
  Net realized gain (loss)........................................       312,914
                                                                      ----------

  Change in unrealized appreciation (depreciation) of investments.     5,496,167
                                                                      ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............     5,809,081
                                                                      ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...    $5,483,000
                                                                      ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012


                                                                   EQ/MORGAN STANLEY EQ/PIMCO ULTRA EQ/QUALITY    EQ/SMALL
                                                                    MID CAP GROWTH*   SHORT BOND*   BOND PLUS* COMPANY INDEX*
                                                                   ----------------- -------------- ---------- --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................    $   53,940       $  44,056    $  67,040    $  50,487
  Expenses:
   Asset-based charges............................................       207,517         146,583      154,937       58,397
                                                                      ----------       ---------    ---------    ---------

NET INVESTMENT INCOME (LOSS)......................................      (153,577)       (102,527)     (87,897)      (7,910)
                                                                      ----------       ---------    ---------    ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................       800,772         (82,319)    (263,272)    (312,678)
   Realized gain distribution from The Trusts.....................       195,831              --           --      201,878
                                                                      ----------       ---------    ---------    ---------
  Net realized gain (loss)........................................       996,603         (82,319)    (263,272)    (110,800)
                                                                      ----------       ---------    ---------    ---------

  Change in unrealized appreciation (depreciation) of investments.       138,519         185,591      509,412      604,782
                                                                      ----------       ---------    ---------    ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............     1,135,122         103,272      246,140      493,982
                                                                      ----------       ---------    ---------    ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...    $  981,545       $     745    $ 158,243    $ 486,072
                                                                      ==========       =========    =========    =========

                                                                   EQ/T. ROWE PRICE
                                                                    GROWTH STOCK*
                                                                   ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................    $       --
  Expenses:
   Asset-based charges............................................       499,346
                                                                      ----------

NET INVESTMENT INCOME (LOSS)......................................      (499,346)
                                                                      ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     2,461,630
   Realized gain distribution from The Trusts.....................            --
                                                                      ----------
  Net realized gain (loss)........................................     2,461,630
                                                                      ----------

  Change in unrealized appreciation (depreciation) of investments.     4,175,115
                                                                      ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............     6,636,745
                                                                      ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...    $6,137,399
                                                                      ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012

                                                                                   FIDELITY VIP                 FRANKLIN RISING
                                                                   EQ/UBS GROWTH &  CONTRAFUND  FRANKLIN INCOME    DIVIDENDS
                                                                       INCOME*      PORTFOLIO   SECURITIES FUND SECURITIES FUND
                                                                   --------------- ------------ --------------- ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $  156,387     $  251,971    $ 1,406,235      $112,427
  Expenses:
   Asset-based charges............................................      282,140        285,230        367,192       110,185
                                                                     ----------     ----------    -----------      --------

NET INVESTMENT INCOME (LOSS)......................................     (125,753)       (33,259)     1,039,043         2,242
                                                                     ----------     ----------    -----------      --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................    1,388,191       (444,442)    (1,070,128)      157,566
                                                                     ----------     ----------    -----------      --------
  Net realized gain (loss)........................................    1,388,191       (444,442)    (1,070,128)      157,566
                                                                     ----------     ----------    -----------      --------

  Change in unrealized appreciation (depreciation) of investments.      973,781      3,438,838      2,333,303       520,086
                                                                     ----------     ----------    -----------      --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    2,361,972      2,994,396      1,263,175       677,652
                                                                     ----------     ----------    -----------      --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $2,236,219     $2,961,137    $ 2,302,218      $679,894
                                                                     ==========     ==========    ===========      ========

                                                                   INVESCO V.I.
                                                                    DIVERSIFIED
                                                                   DIVIDEND FUND
                                                                   -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $ 14,678
  Expenses:
   Asset-based charges............................................     13,854
                                                                     --------

NET INVESTMENT INCOME (LOSS)......................................        824
                                                                     --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................    (53,779)
                                                                     --------
  Net realized gain (loss)........................................    (53,779)
                                                                     --------

  Change in unrealized appreciation (depreciation) of investments.    158,230
                                                                     --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    104,451
                                                                     --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $105,275
                                                                     ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012

                                                                   INVESCO V.I. GLOBAL INVESCO V.I. GLOBAL INVESCO V.I.
                                                                       CORE EQUITY         HEALTH CARE      TECHNOLOGY
                                                                          FUND                FUND             FUND
                                                                   ------------------- ------------------- ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................      $ 27,323            $     --         $     --
  Expenses:
   Asset-based charges............................................        19,670              39,563           19,310
                                                                        --------            --------         --------

NET INVESTMENT INCOME (LOSS)......................................         7,653             (39,563)         (19,310)
                                                                        --------            --------         --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................       (92,304)            137,452           71,366
   Realized gain distribution from The Trusts.....................            --                  --               --
                                                                        --------            --------         --------
  Net realized gain (loss)........................................       (92,304)            137,452           71,366
                                                                        --------            --------         --------

  Change in unrealized appreciation (depreciation) of investments.       226,937             261,340           55,838
                                                                        --------            --------         --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............       134,633             398,792          127,204
                                                                        --------            --------         --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...      $142,286            $359,229         $107,894
                                                                        ========            ========         ========

                                                                     JANUS ASPEN      JANUS ASPEN
                                                                   SERIES BALANCED SERIES ENTERPRISE
                                                                      PORTFOLIO        PORTFOLIO
                                                                   --------------- -----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $  436,163       $       --
  Expenses:
   Asset-based charges............................................      211,634          137,873
                                                                     ----------       ----------

NET INVESTMENT INCOME (LOSS)......................................      224,529         (137,873)
                                                                     ----------       ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................       92,875        1,023,878
   Realized gain distribution from The Trusts.....................    1,136,162               --
                                                                     ----------       ----------
  Net realized gain (loss)........................................    1,229,037        1,023,878
                                                                     ----------       ----------

  Change in unrealized appreciation (depreciation) of investments.      362,766          595,601
                                                                     ----------       ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    1,591,803        1,619,479
                                                                     ----------       ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $1,816,332       $1,481,606
                                                                     ==========       ==========

-----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012

                                                                                      JANUS ASPEN SERIES   JANUS ASPEN
                                                                   JANUS ASPEN SERIES      OVERSEAS      SERIES WORLDWIDE
                                                                    FORTY PORTFOLIO       PORTFOLIO         PORTFOLIO
                                                                   ------------------ ------------------ ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................     $   96,726        $    69,976        $   65,700
  Expenses:
   Asset-based charges............................................        214,266            204,541           104,532
                                                                       ----------        -----------        ----------

NET INVESTMENT INCOME (LOSS)......................................       (117,540)          (134,565)          (38,832)
                                                                       ----------        -----------        ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................        594,989         (1,567,756)          137,813
   Realized gain distribution from The Trusts.....................             --          1,258,227                --
                                                                       ----------        -----------        ----------
  Net realized gain (loss)........................................        594,989           (309,529)          137,813
                                                                       ----------        -----------        ----------

  Change in unrealized appreciation (depreciation) of investments.      2,519,568          1,803,255         1,218,023
                                                                       ----------        -----------        ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............      3,114,557          1,493,726         1,355,836
                                                                       ----------        -----------        ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...     $2,997,017        $ 1,359,161        $1,317,004
                                                                       ==========        ===========        ==========

                                                                      MFS     MULTIMANAGER
                                                                   UTILITIES  MULTI-SECTOR
                                                                    SERIES       BOND*
                                                                   ---------  ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts...................................... $ 394,672   $ 120,862
  Expenses:
   Asset-based charges............................................    98,592      97,453
                                                                   ---------   ---------

NET INVESTMENT INCOME (LOSS)......................................   296,080      23,409
                                                                   ---------   ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................  (131,538)   (202,176)
   Realized gain distribution from The Trusts.....................        --          --
                                                                   ---------   ---------
  Net realized gain (loss)........................................  (131,538)   (202,176)
                                                                   ---------   ---------

  Change in unrealized appreciation (depreciation) of investments.   490,045     393,122
                                                                   ---------   ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............   358,507     190,946
                                                                   ---------   ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS... $ 654,587   $ 214,355
                                                                   =========   =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012


                                                                                                     PIMCO VARIABLE
                                                                   MULTIMANAGER    OPPENHEIMER       INSURANCE TRUST
                                                                    SMALL CAP   GLOBAL SECURITIES GLOBAL BOND PORTFOLIO  PROFUND
                                                                     GROWTH*         FUND/VA           (UNHEDGED)        VP BEAR
                                                                   ------------ ----------------- --------------------- --------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................  $       --     $  189,476           $ 179,116       $     --
  Expenses:
   Asset-based charges............................................     173,750        154,673             174,346          3,279
                                                                    ----------     ----------           ---------       --------

NET INVESTMENT INCOME (LOSS)......................................    (173,750)        34,803               4,770         (3,279)
                                                                    ----------     ----------           ---------       --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................    (495,663)      (297,652)            292,926         (7,022)
   Realized gain distribution from The Trusts.....................          --             --             595,783             --
                                                                    ----------     ----------           ---------       --------
  Net realized gain (loss)........................................    (495,663)      (297,652)            888,709         (7,022)
                                                                    ----------     ----------           ---------       --------

  Change in unrealized appreciation (depreciation) of investments.   1,832,524      2,012,764            (331,381)       (32,795)
                                                                    ----------     ----------           ---------       --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............   1,336,861      1,715,112             557,328        (39,817)
                                                                    ----------     ----------           ---------       --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...  $1,163,111     $1,749,915           $ 562,098       $(43,096)
                                                                    ==========     ==========           =========       ========

                                                                    PROFUND VP
                                                                   RISING RATES
                                                                   OPPORTUNITY
                                                                   ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................  $      --
  Expenses:
   Asset-based charges............................................      6,656
                                                                    ---------

NET INVESTMENT INCOME (LOSS)......................................     (6,656)
                                                                    ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................   (242,379)
   Realized gain distribution from The Trusts.....................         --
                                                                    ---------
  Net realized gain (loss)........................................   (242,379)
                                                                    ---------

  Change in unrealized appreciation (depreciation) of investments.    221,871
                                                                    ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    (20,508)
                                                                    ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...  $ (27,164)
                                                                    =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS (CONCLUDED)

FOR THE YEAR ENDED DECEMBER 31, 2012

                                                                   PROFUND VP
                                                                   ULTRABULL
                                                                   ----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Trust.......................................  $     --
  Expenses:
   Asset-based charges............................................    58,846
                                                                    --------

NET INVESTMENT INCOME (LOSS)......................................   (58,846)
                                                                    --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................   350,618
                                                                    --------
  Net realized gain (loss)........................................   350,618
                                                                    --------

  Change in unrealized appreciation (depreciation) of investments.   587,869
                                                                    --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............   938,487
                                                                    --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...  $879,641
                                                                    ========

-----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                       ALL ASSET
                                                                                                    GROWTH-ALT 20*
                                                                                              --------------------------
                                                                                                  2012          2011
                                                                                              ------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $    243,051  $     93,545
  Net realized gain (loss) on investments....................................................   (3,858,391)   (3,535,368)
  Change in unrealized appreciation (depreciation) of investments............................   17,318,792    (3,327,937)
                                                                                              ------------  ------------
  Net Increase (decrease) in net assets from operations......................................   13,703,452    (6,769,760)
                                                                                              ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    1,238,379     1,280,168
   Transfers between Variable Investment Options including guaranteed interest account, net..   (3,910,956)   (3,642,080)
   Transfers for contract benefits and terminations..........................................  (15,388,644)  (17,835,167)
   Contract maintenance charges..............................................................     (132,972)     (148,489)
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from contractowners transactions.....................  (18,194,193)  (20,345,568)
                                                                                              ------------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................   (4,490,741)  (27,115,328)
NET ASSETS -- BEGINNING OF PERIOD............................................................  136,458,160   163,573,488
                                                                                              ------------  ------------

NET ASSETS -- END OF PERIOD.................................................................. $131,967,419  $136,458,160
                                                                                              ============  ============

CHANGES IN UNITS:
UNIT ACTIVITY CLASS B
  Issued.....................................................................................       85,338       109,942
  Redeemed...................................................................................     (748,731)     (864,861)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................     (663,393)     (754,919)
                                                                                              ============  ============

                                                                                                  AXA AGGRESSIVE
                                                                                                    ALLOCATION*
                                                                                              ----------------------
                                                                                                 2012        2011
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  (15,402) $   (5,826)
  Net realized gain (loss) on investments....................................................    116,046      83,645
  Change in unrealized appreciation (depreciation) of investments............................    173,046    (294,857)
                                                                                              ----------  ----------
  Net Increase (decrease) in net assets from operations......................................    273,690    (217,038)
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     75,605     109,676
   Transfers between Variable Investment Options including guaranteed interest account, net..   (270,671)    283,453
   Transfers for contract benefits and terminations..........................................   (216,361)   (346,172)
   Contract maintenance charges..............................................................       (491)       (590)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowners transactions.....................   (411,918)     46,367
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................   (138,228)   (170,671)
NET ASSETS -- BEGINNING OF PERIOD............................................................  2,272,264   2,442,935
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $2,134,036  $2,272,264
                                                                                              ==========  ==========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS B
  Issued.....................................................................................     12,122      67,718
  Redeemed...................................................................................    (61,663)    (61,444)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................    (49,541)      6,274
                                                                                              ==========  ==========

                                                                                                  AXA CONSERVATIVE
                                                                                                     ALLOCATION*
                                                                                              ------------------------
                                                                                                  2012         2011
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   (29,147) $     9,265
  Net realized gain (loss) on investments....................................................      49,535       90,910
  Change in unrealized appreciation (depreciation) of investments............................     132,579      (60,066)
                                                                                              -----------  -----------
  Net Increase (decrease) in net assets from operations......................................     152,967       40,109
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     198,294       90,744
   Transfers between Variable Investment Options including guaranteed interest account, net..     288,041      725,695
   Transfers for contract benefits and terminations..........................................  (1,641,504)  (1,497,997)
   Contract maintenance charges..............................................................        (662)        (729)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions.....................  (1,155,831)    (682,287)
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................  (1,002,864)    (642,178)
NET ASSETS -- BEGINNING OF PERIOD............................................................   5,040,576    5,682,754
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $ 4,037,712  $ 5,040,576
                                                                                              ===========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS B
  Issued.....................................................................................     112,501      119,519
  Redeemed...................................................................................    (219,725)    (185,894)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................    (107,224)     (66,375)
                                                                                              ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                               AXA CONSERVATIVE-PLUS
                                                                                                    ALLOCATION*
                                                                                              -----------------------
                                                                                                 2012         2011
                                                                                              ----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  (19,631) $    (3,380)
  Net realized gain (loss) on investments....................................................     74,353      202,059
  Change in unrealized appreciation (depreciation) of investments............................     94,600     (260,687)
                                                                                              ----------  -----------
  Net Increase (decrease) in net assets from operations......................................    149,322      (62,008)
                                                                                              ----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     31,156      154,268
   Transfers between Variable Investment Options including guaranteed interest account, net..   (305,291)     135,567
   Transfers for contract benefits and terminations..........................................   (631,972)  (1,102,699)
   Contract maintenance charges..............................................................       (578)        (555)
                                                                                              ----------  -----------

  Net increase (decrease) in net assets from contractowners transactions.....................   (906,685)    (813,419)
                                                                                              ----------  -----------

  Net increase (decrease) in amount retained by MONY America in Variable Account A...........         --           --
                                                                                              ----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................   (757,363)    (875,427)
NET ASSETS -- BEGINNING OF PERIOD............................................................  2,749,288    3,624,715
                                                                                              ----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $1,991,925  $ 2,749,288
                                                                                              ==========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS B
  Issued.....................................................................................     38,112       72,778
  Redeemed...................................................................................   (128,322)    (156,345)
                                                                                              ----------  -----------
  Net Increase (Decrease)....................................................................    (90,210)     (83,567)
                                                                                              ==========  ===========

                                                                                                    AXA MODERATE
                                                                                                     ALLOCATION*
                                                                                              ------------------------
                                                                                                  2012         2011
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   (87,485) $   (10,669)
  Net realized gain (loss) on investments....................................................     212,615    1,072,336
  Change in unrealized appreciation (depreciation) of investments............................     671,512   (1,490,240)
                                                                                              -----------  -----------
  Net Increase (decrease) in net assets from operations......................................     796,642     (428,573)
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     132,664      294,045
   Transfers between Variable Investment Options including guaranteed interest account, net..    (544,560)      75,157
   Transfers for contract benefits and terminations..........................................  (1,759,328)  (2,569,366)
   Contract maintenance charges..............................................................      (1,370)      (1,805)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions.....................  (2,172,594)  (2,201,969)
                                                                                              -----------  -----------

  Net increase (decrease) in amount retained by MONY America in Variable Account A...........          --           --
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................  (1,375,952)  (2,630,542)
NET ASSETS -- BEGINNING OF PERIOD............................................................  11,584,664   14,215,206
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $10,208,712  $11,584,664
                                                                                              ===========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS B
  Issued.....................................................................................      74,289      298,534
  Redeemed...................................................................................    (300,327)    (527,415)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................    (226,038)    (228,881)
                                                                                              ===========  ===========

                                                                                                  AXA MODERATE-PLUS
                                                                                                     ALLOCATION*
                                                                                              ------------------------
                                                                                                  2012         2011
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   (41,233) $   (23,108)
  Net realized gain (loss) on investments....................................................      87,962      594,380
  Change in unrealized appreciation (depreciation) of investments............................     457,207   (1,023,664)
                                                                                              -----------  -----------
  Net Increase (decrease) in net assets from operations......................................     503,936     (452,392)
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     133,686      238,582
   Transfers between Variable Investment Options including guaranteed interest account, net..     (69,373)    (276,483)
   Transfers for contract benefits and terminations..........................................  (1,037,944)  (2,188,034)
   Contract maintenance charges..............................................................      (1,107)      (1,419)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions.....................    (974,738)  (2,227,354)
                                                                                              -----------  -----------

  Net increase (decrease) in amount retained by MONY America in Variable Account A...........          --       24,999
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................    (470,802)  (2,654,747)
NET ASSETS -- BEGINNING OF PERIOD............................................................   5,404,087    8,058,834
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $ 4,933,285  $ 5,404,087
                                                                                              ===========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS B
  Issued.....................................................................................      54,076      170,332
  Redeemed...................................................................................    (163,030)    (428,734)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................    (108,954)    (258,402)
                                                                                              ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                 DREYFUS STOCK INDEX
                                                                                                     FUND, INC.
                                                                                              ------------------------
                                                                                                  2012         2011
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $    92,719  $    70,072
  Net realized gain (loss) on investments....................................................     694,418      336,210
  Change in unrealized appreciation (depreciation) of investments............................   1,085,836     (294,421)
                                                                                              -----------  -----------

  Net Increase (decrease) in net assets from operations......................................   1,872,973      111,861
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     183,622      322,396
   Transfers between Variable Investment Options including guaranteed interest account, net..    (228,483)    (268,148)
   Transfers for contract benefits and terminations..........................................  (2,240,362)  (3,311,815)
   Contract maintenance charges..............................................................          --           --
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions.....................  (2,285,223)  (3,257,567)
                                                                                              -----------  -----------

  Net increase (decrease) in amount retained by MONY America in Variable Account A...........          --        4,506
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................    (412,250)  (3,141,200)
NET ASSETS -- BEGINNING OF PERIOD............................................................  14,037,154   17,178,354
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $13,624,904  $14,037,154
                                                                                              ===========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................          --           --
  Redeemed...................................................................................          --           --
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          --           --
                                                                                              ===========  ===========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................          --           --
  Redeemed...................................................................................          --           --
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          --           --
                                                                                              ===========  ===========
UNIT ACTIVITY INITIAL SHARES
  Issued.....................................................................................      74,027      113,250
  Redeemed...................................................................................    (297,401)    (456,465)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................    (223,374)    (343,215)
                                                                                              ===========  ===========

                                                                                               EQ/ALLIANCEBERNSTEIN
                                                                                                 SMALL CAP GROWTH*
                                                                                              ----------------------
                                                                                                 2012        2011
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  (27,407) $  (42,853)
  Net realized gain (loss) on investments....................................................    234,097     104,965
  Change in unrealized appreciation (depreciation) of investments............................     21,975    (135,831)
                                                                                              ----------  ----------

  Net Increase (decrease) in net assets from operations......................................    228,665     (73,719)
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     13,788      31,890
   Transfers between Variable Investment Options including guaranteed interest account, net..   (107,869)    122,034
   Transfers for contract benefits and terminations..........................................   (377,035)   (785,814)
   Contract maintenance charges..............................................................       (410)       (477)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowners transactions.....................   (471,526)   (632,367)
                                                                                              ----------  ----------

  Net increase (decrease) in amount retained by MONY America in Variable Account A...........         --          --
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................   (242,861)   (706,086)
NET ASSETS -- BEGINNING OF PERIOD............................................................  1,811,149   2,517,235
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $1,568,288  $1,811,149
                                                                                              ==========  ==========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................      8,497      28,582
  Redeemed...................................................................................    (43,773)    (85,072)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................    (35,276)    (56,490)
                                                                                              ==========  ==========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................         --          --
  Redeemed...................................................................................         --          --
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         --          --
                                                                                              ==========  ==========
UNIT ACTIVITY INITIAL SHARES
  Issued.....................................................................................         --          --
  Redeemed...................................................................................         --          --
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         --          --
                                                                                              ==========  ==========

                                                                                                 EQ/BLACKROCK BASIC
                                                                                                    VALUE EQUITY*
                                                                                              ------------------------
                                                                                                  2012         2011
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   (19,514) $   (47,561)
  Net realized gain (loss) on investments....................................................      26,181     (203,810)
  Change in unrealized appreciation (depreciation) of investments............................     731,704     (126,501)
                                                                                              -----------  -----------

  Net Increase (decrease) in net assets from operations......................................     738,371     (377,872)
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................      68,648      139,871
   Transfers between Variable Investment Options including guaranteed interest account, net..    (488,131)    (179,251)
   Transfers for contract benefits and terminations..........................................  (1,698,762)  (1,877,400)
   Contract maintenance charges..............................................................        (816)        (969)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions.....................  (2,119,061)  (1,917,749)
                                                                                              -----------  -----------

  Net increase (decrease) in amount retained by MONY America in Variable Account A...........          --           --
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................  (1,380,690)  (2,295,621)
NET ASSETS -- BEGINNING OF PERIOD............................................................   6,947,438    9,243,059
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $ 5,566,748  $ 6,947,438
                                                                                              ===========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................          --           --
  Redeemed...................................................................................          --           --
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          --           --
                                                                                              ===========  ===========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................      23,040       64,814
  Redeemed...................................................................................    (217,262)    (245,202)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................    (194,222)    (180,388)
                                                                                              ===========  ===========
UNIT ACTIVITY INITIAL SHARES
  Issued.....................................................................................          --           --
  Redeemed...................................................................................          --           --
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          --           --
                                                                                              ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                 EQ/BOSTON ADVISORS
                                                                                                   EQUITY INCOME*
                                                                                              ------------------------
                                                                                                  2012         2011
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $    37,217  $    22,887
  Net realized gain (loss) on investments....................................................    (570,315)  (1,179,701)
  Change in unrealized appreciation (depreciation) of investments............................   2,505,823      872,800
                                                                                              -----------  -----------
  Net Increase (decrease) in net assets from operations......................................   1,972,725     (284,014)
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     157,868      210,383
   Transfers between Variable Investment Options including guaranteed interest account, net..    (300,177)    (747,696)
   Transfers for contract benefits and terminations..........................................  (2,216,421)  (2,999,290)
   Contract maintenance charges..............................................................      (1,544)      (1,740)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions.....................  (2,360,274)  (3,538,343)
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................    (387,549)  (3,822,357)
NET ASSETS -- BEGINNING OF PERIOD............................................................  13,265,056   17,087,413
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $12,877,507  $13,265,056
                                                                                              ===========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................          --           --
  Redeemed...................................................................................        (288)     (11,714)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................        (288)     (11,714)
                                                                                              ===========  ===========

UNIT ACTIVITY CLASS B
  Issued.....................................................................................      49,366       31,788
  Redeemed...................................................................................    (230,194)    (314,154)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................    (180,828)    (282,366)
                                                                                              ===========  ===========

                                                                                                EQ/CALVERT SOCIALLY
                                                                                                   RESPONSIBLE*
                                                                                              ----------------------
                                                                                                 2012        2011
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   (7,275) $  (15,880)
  Net realized gain (loss) on investments....................................................     23,774      31,488
  Change in unrealized appreciation (depreciation) of investments............................    204,320     (25,653)
                                                                                              ----------  ----------
  Net Increase (decrease) in net assets from operations......................................    220,819     (10,045)
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     14,128      11,298
   Transfers between Variable Investment Options including guaranteed interest account, net..    (71,082)   (152,141)
   Transfers for contract benefits and terminations..........................................   (208,194)   (232,196)
   Contract maintenance charges..............................................................       (179)       (196)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowners transactions.....................   (265,327)   (373,235)
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................    (44,508)   (383,280)
NET ASSETS -- BEGINNING OF PERIOD............................................................  1,525,905   1,909,185
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $1,481,397  $1,525,905
                                                                                              ==========  ==========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................      1,947       5,651
  Redeemed...................................................................................    (24,911)    (40,755)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................    (22,964)    (35,104)
                                                                                              ==========  ==========

UNIT ACTIVITY CLASS B
  Issued.....................................................................................      3,808         765
  Redeemed...................................................................................    (13,210)    (15,136)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................     (9,402)    (14,371)
                                                                                              ==========  ==========

                                                                                                EQ/CAPITAL GUARDIAN
                                                                                                     RESEARCH*
                                                                                              -----------------------
                                                                                                 2012         2011
                                                                                              ----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  (30,142) $   (32,335)
  Net realized gain (loss) on investments....................................................    147,084      (88,890)
  Change in unrealized appreciation (depreciation) of investments............................    583,926      280,684
                                                                                              ----------  -----------
  Net Increase (decrease) in net assets from operations......................................    700,868      159,459
                                                                                              ----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     87,499       88,057
   Transfers between Variable Investment Options including guaranteed interest account, net..     33,490     (248,269)
   Transfers for contract benefits and terminations..........................................   (990,792)  (1,160,549)
   Contract maintenance charges..............................................................       (986)      (1,113)
                                                                                              ----------  -----------

  Net increase (decrease) in net assets from contractowners transactions.....................   (870,789)  (1,321,874)
                                                                                              ----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................   (169,921)  (1,162,415)
NET ASSETS -- BEGINNING OF PERIOD............................................................  4,831,530    5,993,945
                                                                                              ----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $4,661,609  $ 4,831,530
                                                                                              ==========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................     26,512       31,642
  Redeemed...................................................................................    (97,964)    (152,660)
                                                                                              ----------  -----------
  Net Increase (Decrease)....................................................................    (71,452)    (121,018)
                                                                                              ==========  ===========

UNIT ACTIVITY CLASS B
  Issued.....................................................................................         --           --
  Redeemed...................................................................................         --           --
                                                                                              ----------  -----------
  Net Increase (Decrease)....................................................................         --           --
                                                                                              ==========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                     EQ/CORE BOND
                                                                                                        INDEX*
                                                                                              -------------------------
                                                                                                  2012         2011
                                                                                              -----------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   (62,118) $    220,866
  Net realized gain (loss) on investments....................................................    (436,544)   (1,301,127)
  Change in unrealized appreciation (depreciation) of investments............................   1,223,472     2,925,716
                                                                                              -----------  ------------
  Net Increase (decrease) in net assets from operations......................................     724,810     1,845,455
                                                                                              -----------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     353,965       541,468
   Transfers between Variable Investment Options including guaranteed interest account, net..  (1,343,040)   (1,126,795)
   Transfers for contract benefits and terminations..........................................  (8,180,884)  (13,498,319)
   Contract maintenance charges..............................................................     (12,483)      (14,539)
                                                                                              -----------  ------------

  Net increase (decrease) in net assets from contractowners transactions.....................  (9,182,442)  (14,098,185)
                                                                                              -----------  ------------

  Net increase (decrease) in amount retained by MONY America in Variable Account A...........       1,100            --
                                                                                              -----------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................  (8,456,532)  (12,252,730)

NET ASSETS -- BEGINNING OF PERIOD............................................................  46,945,822    59,198,552
                                                                                              -----------  ------------

NET ASSETS -- END OF PERIOD.................................................................. $38,489,290  $ 46,945,822
                                                                                              ===========  ============
CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................      95,080       186,952
  Redeemed...................................................................................    (805,906)   (1,301,341)
                                                                                              -----------  ------------
  Net Increase (Decrease)....................................................................    (710,826)   (1,114,389)
                                                                                              ===========  ============

UNIT ACTIVITY CLASS B
  Issued.....................................................................................          --            --
  Redeemed...................................................................................          --            --
                                                                                              -----------  ------------
  Net Increase (Decrease)....................................................................          --            --
                                                                                              ===========  ============

                                                                                                  EQ/EQUITY GROWTH
                                                                                                        PLUS*
                                                                                              ------------------------
                                                                                                  2012         2011
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   (52,122) $   (86,332)
  Net realized gain (loss) on investments....................................................     (25,452)     (26,401)
  Change in unrealized appreciation (depreciation) of investments............................     910,095     (434,858)
                                                                                              -----------  -----------
  Net Increase (decrease) in net assets from operations......................................     832,521     (547,591)
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................      68,508      128,322
   Transfers between Variable Investment Options including guaranteed interest account, net..    (229,382)    (420,630)
   Transfers for contract benefits and terminations..........................................    (844,600)  (1,246,885)
   Contract maintenance charges..............................................................          --           --
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions.....................  (1,005,474)  (1,539,193)
                                                                                              -----------  -----------

  Net increase (decrease) in amount retained by MONY America in Variable Account A...........          --           --
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................    (172,953)  (2,086,784)

NET ASSETS -- BEGINNING OF PERIOD............................................................   6,751,430    8,838,214
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $ 6,578,477  $ 6,751,430
                                                                                              ===========  ===========
CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................          --           --
  Redeemed...................................................................................          --           --
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          --           --
                                                                                              ===========  ===========

UNIT ACTIVITY CLASS B
  Issued.....................................................................................       9,089       18,823
  Redeemed...................................................................................    (100,192)    (161,063)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................     (91,103)    (142,240)
                                                                                              ===========  ===========

                                                                                                  EQ/GAMCO MERGERS
                                                                                                 AND ACQUISITIONS*
                                                                                              -----------------------
                                                                                                  2012        2011
                                                                                              -----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   (53,208) $  (65,290)
  Net realized gain (loss) on investments....................................................      75,037     172,661
  Change in unrealized appreciation (depreciation) of investments............................     102,342    (112,976)
                                                                                              -----------  ----------
  Net Increase (decrease) in net assets from operations......................................     124,171      (5,605)
                                                                                              -----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................      37,001      71,271
   Transfers between Variable Investment Options including guaranteed interest account, net..    (534,326)   (150,612)
   Transfers for contract benefits and terminations..........................................    (681,060)   (712,700)
   Contract maintenance charges..............................................................        (300)       (391)
                                                                                              -----------  ----------

  Net increase (decrease) in net assets from contractowners transactions.....................  (1,178,685)   (792,432)
                                                                                              -----------  ----------

  Net increase (decrease) in amount retained by MONY America in Variable Account A...........          --          --
                                                                                              -----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................  (1,054,514)   (798,037)

NET ASSETS -- BEGINNING OF PERIOD............................................................   4,016,402   4,814,439
                                                                                              -----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $ 2,961,888  $4,016,402
                                                                                              ===========  ==========
CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................          --          --
  Redeemed...................................................................................          --          --
                                                                                              -----------  ----------
  Net Increase (Decrease)....................................................................          --          --
                                                                                              ===========  ==========

UNIT ACTIVITY CLASS B
  Issued.....................................................................................       8,756      15,716
  Redeemed...................................................................................     (95,165)    (74,167)
                                                                                              -----------  ----------
  Net Increase (Decrease)....................................................................     (86,409)    (58,451)
                                                                                              ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                EQ/GAMCO SMALL COMPANY
                                                                                                        VALUE*
                                                                                              --------------------------
                                                                                                  2012          2011
                                                                                              ------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   (211,064) $ (1,753,366)
  Net realized gain (loss) on investments....................................................   11,636,501    10,457,451
  Change in unrealized appreciation (depreciation) of investments............................    6,424,861   (15,175,837)
                                                                                              ------------  ------------
  Net Increase (decrease) in net assets from operations......................................   17,850,298    (6,471,752)
                                                                                              ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................      906,615     1,206,920
   Transfers between Variable Investment Options including guaranteed interest account, net..   (4,376,026)   (4,149,960)
   Transfers for contract benefits and terminations..........................................  (16,005,550)  (19,331,158)
   Contract maintenance charges..............................................................      (53,976)      (59,798)
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from contractowners transactions.....................  (19,528,937)  (22,333,996)
                                                                                              ------------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................   (1,678,639)  (28,805,748)

NET ASSETS -- BEGINNING OF PERIOD............................................................  119,265,585   148,071,333
                                                                                              ------------  ------------

NET ASSETS -- END OF PERIOD.................................................................. $117,586,946  $119,265,585
                                                                                              ============  ============

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................           --            --
  Redeemed...................................................................................           --            --
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................           --            --
                                                                                              ============  ============

UNIT ACTIVITY CLASS B
   Issued....................................................................................       61,892       137,049
   Redeemed..................................................................................     (548,629)     (759,520)
                                                                                              ------------  ------------
   Net Increase (Decrease)...................................................................     (486,737)     (622,471)
                                                                                              ============  ============

                                                                                               EQ/GLOBAL MULTI-SECTOR
                                                                                                       EQUITY*
                                                                                              ------------------------
                                                                                                  2012         2011
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   (20,633) $     3,354
  Net realized gain (loss) on investments....................................................    (779,835)  (1,177,659)
  Change in unrealized appreciation (depreciation) of investments............................   1,449,977      323,821
                                                                                              -----------  -----------
  Net Increase (decrease) in net assets from operations......................................     649,509     (850,484)
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................      61,644       59,006
   Transfers between Variable Investment Options including guaranteed interest account, net..    (216,794)    (380,881)
   Transfers for contract benefits and terminations..........................................  (1,397,591)  (1,429,594)
   Contract maintenance charges..............................................................        (968)      (1,259)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions.....................  (1,553,709)  (1,752,728)
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................    (904,200)  (2,603,212)

NET ASSETS -- BEGINNING OF PERIOD............................................................   4,911,227    7,514,439
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $ 4,007,027  $ 4,911,227
                                                                                              ===========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................       8,376       13,230
  Redeemed...................................................................................     (73,774)     (85,379)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................     (65,398)     (72,149)
                                                                                              ===========  ===========

UNIT ACTIVITY CLASS B
   Issued....................................................................................          --           --
   Redeemed..................................................................................          --           --
                                                                                              -----------  -----------
   Net Increase (Decrease)...................................................................          --           --
                                                                                              ===========  ===========

                                                                                              EQ/INTERMEDIATE GOVERNMENT
                                                                                                        BOND*
                                                                                              ------------------------
                                                                                                  2012          2011
                                                                                              -----------   -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  (271,949)  $  (234,261)
  Net realized gain (loss) on investments....................................................     327,185        85,521
  Change in unrealized appreciation (depreciation) of investments............................    (168,601)    1,129,483
                                                                                              -----------   -----------
  Net Increase (decrease) in net assets from operations......................................    (113,365)      980,743
                                                                                              -----------   -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     119,774       304,050
   Transfers between Variable Investment Options including guaranteed interest account, net..    (696,972)     (784,443)
   Transfers for contract benefits and terminations..........................................  (3,444,105)   (5,746,015)
   Contract maintenance charges..............................................................      (4,869)       (5,747)
                                                                                              -----------   -----------

  Net increase (decrease) in net assets from contractowners transactions.....................  (4,026,172)   (6,232,155)
                                                                                              -----------   -----------

INCREASE (DECREASE) IN NET ASSETS............................................................  (4,139,537)   (5,251,412)

NET ASSETS -- BEGINNING OF PERIOD............................................................  23,606,521    28,857,933
                                                                                              -----------   -----------

NET ASSETS -- END OF PERIOD.................................................................. $19,466,984   $23,606,521
                                                                                              ===========   ===========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................      59,359       108,734
  Redeemed...................................................................................    (372,708)     (603,035)
                                                                                              -----------   -----------
  Net Increase (Decrease)....................................................................    (313,349)     (494,301)
                                                                                              ===========   ===========

UNIT ACTIVITY CLASS B
   Issued....................................................................................          --            --
   Redeemed..................................................................................          --            --
                                                                                              -----------   -----------
   Net Increase (Decrease)...................................................................          --            --
                                                                                              ===========   ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                                    EQ/LARGE CAP
                                                                                                    VALUE INDEX*
                                                                                              ------------------------
                                                                                                  2012      2011(C)(D)
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $    26,314  $    90,679
  Net realized gain (loss) on investments....................................................    (496,610)    (522,336)
  Change in unrealized appreciation (depreciation) of investments............................   2,329,627   (1,198,464)
                                                                                              -----------  -----------
  Net Increase (decrease) in net assets from operations......................................   1,859,331   (1,630,121)
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     143,664       56,229
   Transfers between Variable Investment Options including guaranteed interest account, net..    (390,710)  17,372,900
   Transfers for contract benefits and terminations..........................................  (3,227,562)  (1,898,063)
   Contract maintenance charges..............................................................      (2,383)      (1,419)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions.....................  (3,476,991)  15,529,647
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................  (1,617,660)  13,899,526
NET ASSETS -- BEGINNING OF PERIOD............................................................  13,899,526           --
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $12,281,866  $13,899,526
                                                                                              ===========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................      33,508    1,471,115
  Redeemed...................................................................................    (316,444)    (242,928)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................    (282,936)   1,228,187
                                                                                              ===========  ===========

UNIT ACTIVITY CLASS B
  Issued.....................................................................................          --           --
  Redeemed...................................................................................          --           --
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          --           --
                                                                                              ===========  ===========

                                                                                                    EQ/LARGE CAP
                                                                                                    VALUE PLUS*
                                                                                              -----------------------
                                                                                                  2012        2011
                                                                                              -----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $     1,214  $   (5,310)
  Net realized gain (loss) on investments....................................................    (633,511)   (431,998)
  Change in unrealized appreciation (depreciation) of investments............................   1,239,353      97,196
                                                                                              -----------  ----------
  Net Increase (decrease) in net assets from operations......................................     607,056    (340,112)
                                                                                              -----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................      20,811      74,646
   Transfers between Variable Investment Options including guaranteed interest account, net..    (163,176)   (314,396)
   Transfers for contract benefits and terminations..........................................  (1,339,346)   (400,053)
   Contract maintenance charges..............................................................      (2,035)     (2,295)
                                                                                              -----------  ----------

  Net increase (decrease) in net assets from contractowners transactions.....................  (1,483,746)   (642,098)
                                                                                              -----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................    (876,690)   (982,210)
NET ASSETS -- BEGINNING OF PERIOD............................................................   4,714,648   5,696,858
                                                                                              -----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $ 3,837,958  $4,714,648
                                                                                              ===========  ==========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................       4,688      25,747
  Redeemed...................................................................................     (71,079)    (89,553)
                                                                                              -----------  ----------
  Net Increase (Decrease)....................................................................     (66,391)    (63,806)
                                                                                              ===========  ==========

UNIT ACTIVITY CLASS B
  Issued.....................................................................................          --          --
  Redeemed...................................................................................          --          --
                                                                                              -----------  ----------
  Net Increase (Decrease)....................................................................          --          --
                                                                                              ===========  ==========

                                                                                                EQ/MFS INTERNATIONAL
                                                                                                       GROWTH*
                                                                                              ------------------------
                                                                                                  2012         2011
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   (43,138) $   (91,497)
  Net realized gain (loss) on investments....................................................      39,488      525,079
  Change in unrealized appreciation (depreciation) of investments............................   1,984,702   (2,030,967)
                                                                                              -----------  -----------
  Net Increase (decrease) in net assets from operations......................................   1,981,052   (1,597,385)
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     211,867      202,946
   Transfers between Variable Investment Options including guaranteed interest account, net..    (367,045)    (352,879)
   Transfers for contract benefits and terminations..........................................  (1,342,673)  (1,932,096)
   Contract maintenance charges..............................................................      (5,830)      (6,619)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions.....................  (1,503,681)  (2,088,648)
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................     477,371   (3,686,033)
NET ASSETS -- BEGINNING OF PERIOD............................................................  11,576,587   15,262,620
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $12,053,958  $11,576,587
                                                                                              ===========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................          --           --
  Redeemed...................................................................................          --           --
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          --           --
                                                                                              ===========  ===========

UNIT ACTIVITY CLASS B
  Issued.....................................................................................      23,932       41,483
  Redeemed...................................................................................    (124,630)    (185,762)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................    (100,698)    (144,279)
                                                                                              ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                                  EQ/MID CAP INDEX*
                                                                                              ------------------------
                                                                                                  2012         2011
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   (84,349) $  (121,873)
  Net realized gain (loss) on investments....................................................    (306,368)    (974,450)
  Change in unrealized appreciation (depreciation) of investments............................   1,887,175      632,415
                                                                                              -----------  -----------
  Net Increase (decrease) in net assets from operations......................................   1,496,458     (463,908)
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     106,061      201,243
   Transfers between Variable Investment Options including guaranteed interest account, net..    (509,077)     (93,759)
   Transfers for contract benefits and terminations..........................................  (2,336,225)  (2,863,150)
   Contract maintenance charges..............................................................      (2,249)      (2,599)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions.....................  (2,741,490)  (2,758,265)
                                                                                              -----------  -----------

  Net increase (decrease) in amount retained by MONY America in Variable Account A...........          --           --
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................  (1,245,032)  (3,222,173)
NET ASSETS -- BEGINNING OF PERIOD............................................................  10,900,488   14,122,661
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $ 9,655,456  $10,900,488
                                                                                              ===========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................      19,005       64,148
  Redeemed...................................................................................    (209,635)    (268,945)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................    (190,630)    (204,797)
                                                                                              ===========  ===========

                                                                                               EQ/MID CAP VALUE PLUS*
                                                                                              ------------------------
                                                                                                  2012         2011
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   (77,897) $  (147,684)
  Net realized gain (loss) on investments....................................................  (1,942,809)  (3,339,757)
  Change in unrealized appreciation (depreciation) of investments............................   4,700,676    1,186,010
                                                                                              -----------  -----------
  Net Increase (decrease) in net assets from operations......................................   2,679,970   (2,301,431)
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     201,424      260,019
   Transfers between Variable Investment Options including guaranteed interest account, net..  (1,178,225)  (1,208,393)
   Transfers for contract benefits and terminations..........................................  (3,451,544)  (6,305,277)
   Contract maintenance charges..............................................................      (2,897)      (3,783)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions.....................  (4,431,242)  (7,257,434)
                                                                                              -----------  -----------

  Net increase (decrease) in amount retained by MONY America in Variable Account A...........           5           --
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................  (1,751,267)  (9,558,865)
NET ASSETS -- BEGINNING OF PERIOD............................................................  17,629,135   27,188,000
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $15,877,868  $17,629,135
                                                                                              ===========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................      31,991       59,205
  Redeemed...................................................................................    (364,790)    (611,749)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................    (332,799)    (552,544)
                                                                                              ===========  ===========

                                                                                                   EQ/MONEY MARKET*
                                                                                              --------------------------
                                                                                                  2012          2011
                                                                                              ------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   (452,322) $   (577,690)
  Net realized gain (loss) on investments....................................................       (1,229)        7,982
  Change in unrealized appreciation (depreciation) of investments............................        1,481       (12,424)
                                                                                              ------------  ------------
  Net Increase (decrease) in net assets from operations......................................     (452,070)     (582,132)
                                                                                              ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    4,591,108     2,826,282
   Transfers between Variable Investment Options including guaranteed interest account, net..    8,029,392     7,166,365
   Transfers for contract benefits and terminations..........................................  (17,898,155)  (22,060,780)
   Contract maintenance charges..............................................................      (11,952)      (13,900)
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from contractowners transactions.....................   (5,289,607)  (12,082,033)
                                                                                              ------------  ------------

  Net increase (decrease) in amount retained by MONY America in Variable Account A...........           --            --
                                                                                              ------------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................   (5,741,677)  (12,664,165)
NET ASSETS -- BEGINNING OF PERIOD............................................................   33,603,229    46,267,394
                                                                                              ------------  ------------

NET ASSETS -- END OF PERIOD.................................................................. $ 27,861,552  $ 33,603,229
                                                                                              ============  ============

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................    1,850,415     1,740,854
  Redeemed...................................................................................   (2,364,094)   (2,895,425)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................     (513,679)   (1,154,571)
                                                                                              ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                                     EQ/MONTAG &
                                                                                                   CALDWELL GROWTH*
                                                                                              -------------------------
                                                                                                  2012         2011
                                                                                              -----------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  (326,081) $   (549,118)
  Net realized gain (loss) on investments....................................................     312,914       428,332
  Change in unrealized appreciation (depreciation) of investments............................   5,496,167       969,520
                                                                                              -----------  ------------
  Net Increase (decrease) in net assets from operations......................................   5,483,000       848,734
                                                                                              -----------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     698,101       776,468
   Transfers between Variable Investment Options including guaranteed interest account, net..  (1,812,453)   (2,439,274)
   Transfers for contract benefits and terminations..........................................  (8,027,306)   (9,230,911)
   Contract maintenance charges..............................................................      (3,898)       (4,413)
                                                                                              -----------  ------------

  Net increase (decrease) in net assets from contractowners transactions.....................  (9,145,556)  (10,898,130)
                                                                                              -----------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................  (3,662,556)  (10,049,396)
NET ASSETS -- BEGINNING OF PERIOD............................................................  52,047,018    62,096,414
                                                                                              -----------  ------------

NET ASSETS -- END OF PERIOD.................................................................. $48,384,462  $ 52,047,018
                                                                                              ===========  ============

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................          --            --
  Redeemed...................................................................................          --            --
                                                                                              -----------  ------------
  Net Increase (Decrease)....................................................................          --            --
                                                                                              ===========  ============

UNIT ACTIVITY CLASS B
  Issued.....................................................................................     147,725       121,037
  Redeemed...................................................................................    (912,732)   (1,111,959)
                                                                                              -----------  ------------
  Net Increase (Decrease)....................................................................    (765,007)     (990,922)
                                                                                              ===========  ============

                                                                                                  EQ/MORGAN STANLEY
                                                                                                   MID CAP GROWTH*
                                                                                              ------------------------
                                                                                                  2012         2011
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  (153,577) $  (227,449)
  Net realized gain (loss) on investments....................................................     996,603    1,937,348
  Change in unrealized appreciation (depreciation) of investments............................     138,519   (3,001,333)
                                                                                              -----------  -----------
  Net Increase (decrease) in net assets from operations......................................     981,545   (1,291,434)
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     234,451      149,637
   Transfers between Variable Investment Options including guaranteed interest account, net..  (1,088,084)     153,792
   Transfers for contract benefits and terminations..........................................  (2,623,297)  (3,472,410)
   Contract maintenance charges..............................................................      (1,981)      (2,459)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions.....................  (3,478,911)  (3,171,440)
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................  (2,497,366)  (4,462,874)
NET ASSETS -- BEGINNING OF PERIOD............................................................  13,869,662   18,332,536
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $11,372,296  $13,869,662
                                                                                              ===========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................      68,973      165,023
  Redeemed...................................................................................    (337,284)    (400,424)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................    (268,311)    (235,401)
                                                                                              ===========  ===========

UNIT ACTIVITY CLASS B
  Issued.....................................................................................          --           --
  Redeemed...................................................................................          --           --
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          --           --
                                                                                              ===========  ===========

                                                                                                   EQ/PIMCO ULTRA
                                                                                                     SHORT BOND*
                                                                                              ------------------------
                                                                                                  2012         2011
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  (102,527) $  (135,385)
  Net realized gain (loss) on investments....................................................     (82,319)     (85,235)
  Change in unrealized appreciation (depreciation) of investments............................     185,591       14,473
                                                                                              -----------  -----------
  Net Increase (decrease) in net assets from operations......................................         745     (206,147)
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     411,691      116,496
   Transfers between Variable Investment Options including guaranteed interest account, net..     (35,249)    (506,567)
   Transfers for contract benefits and terminations..........................................  (3,236,581)  (2,885,278)
   Contract maintenance charges..............................................................      (1,488)      (1,844)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions.....................  (2,861,627)  (3,277,193)
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................  (2,860,882)  (3,483,340)
NET ASSETS -- BEGINNING OF PERIOD............................................................  10,665,860   14,149,200
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $ 7,804,978  $10,665,860
                                                                                              ===========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................          --           --
  Redeemed...................................................................................          --           --
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          --           --
                                                                                              ===========  ===========

UNIT ACTIVITY CLASS B
  Issued.....................................................................................     100,287      101,041
  Redeemed...................................................................................    (339,543)    (371,915)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................    (239,256)    (270,874)
                                                                                              ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                                     EQ/QUALITY
                                                                                                     BOND PLUS*
                                                                                              ------------------------
                                                                                                  2012         2011
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   (87,897) $   119,996
  Net realized gain (loss) on investments....................................................    (263,272)    (306,689)
  Change in unrealized appreciation (depreciation) of investments............................     509,412      175,017
                                                                                              -----------  -----------
  Net Increase (decrease) in net assets from operations......................................     158,243      (11,676)
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     698,949      168,817
   Transfers between Variable Investment Options including guaranteed interest account, net..    (764,173)  (1,212,102)
   Transfers for contract benefits and terminations..........................................  (2,109,912)  (2,532,577)
   Contract maintenance charges..............................................................      (3,676)      (4,251)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions.....................  (2,178,812)  (3,580,113)
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................  (2,020,569)  (3,591,789)
NET ASSETS -- BEGINNING OF PERIOD............................................................  12,736,176   16,327,965
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $10,715,607  $12,736,176
                                                                                              ===========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................          --           --
  Redeemed...................................................................................          --           --
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          --           --
                                                                                              ===========  ===========

UNIT ACTIVITY CLASS B
  Issued.....................................................................................      63,884       25,190
  Redeemed...................................................................................    (186,831)    (237,209)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................    (122,947)    (212,019)
                                                                                              ===========  ===========

                                                                                                      EQ/SMALL
                                                                                                   COMPANY INDEX*
                                                                                              -----------------------
                                                                                                 2012         2011
                                                                                              ----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   (7,910) $   (34,689)
  Net realized gain (loss) on investments....................................................   (110,800)      25,981
  Change in unrealized appreciation (depreciation) of investments............................    604,782     (238,146)
                                                                                              ----------  -----------
  Net Increase (decrease) in net assets from operations......................................    486,072     (246,854)
                                                                                              ----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     52,602       70,954
   Transfers between Variable Investment Options including guaranteed interest account, net..   (108,869)    (103,054)
   Transfers for contract benefits and terminations..........................................   (879,225)    (943,998)
   Contract maintenance charges..............................................................       (977)      (1,125)
                                                                                              ----------  -----------

  Net increase (decrease) in net assets from contractowners transactions.....................   (936,469)    (977,223)
                                                                                              ----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................   (450,397)  (1,224,077)
NET ASSETS -- BEGINNING OF PERIOD............................................................  3,868,278    5,092,355
                                                                                              ----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $3,417,881  $ 3,868,278
                                                                                              ==========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................     10,426        5,639
  Redeemed...................................................................................    (59,356)     (61,122)
                                                                                              ----------  -----------
  Net Increase (Decrease)....................................................................    (48,930)     (55,483)
                                                                                              ==========  ===========

UNIT ACTIVITY CLASS B
  Issued.....................................................................................         --           --
  Redeemed...................................................................................         --           --
                                                                                              ----------  -----------
  Net Increase (Decrease)....................................................................         --           --
                                                                                              ==========  ===========

                                                                                                  EQ/T. ROWE PRICE
                                                                                                    GROWTH STOCK*
                                                                                              ------------------------
                                                                                                  2012         2011
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  (499,346) $  (512,648)
  Net realized gain (loss) on investments....................................................   2,461,630      417,080
  Change in unrealized appreciation (depreciation) of investments............................   4,175,115   (1,096,266)
                                                                                              -----------  -----------
  Net Increase (decrease) in net assets from operations......................................   6,137,399   (1,191,834)
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     430,164      366,619
   Transfers between Variable Investment Options including guaranteed interest account, net..    (926,402)  (1,014,855)
   Transfers for contract benefits and terminations..........................................  (4,495,826)  (4,545,857)
   Contract maintenance charges..............................................................     (28,742)     (30,153)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions.....................  (5,020,806)  (5,224,246)
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................   1,116,593   (6,416,080)
NET ASSETS -- BEGINNING OF PERIOD............................................................  36,228,494   42,644,574
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $37,345,087  $36,228,494
                                                                                              ===========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................          --           --
  Redeemed...................................................................................          --           --
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          --           --
                                                                                              ===========  ===========

UNIT ACTIVITY CLASS B
  Issued.....................................................................................      38,476       64,992
  Redeemed...................................................................................    (293,473)    (378,454)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................    (254,997)    (313,462)
                                                                                              ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                   EQ/UBS GROWTH &
                                                                                                       INCOME*
                                                                                              ------------------------
                                                                                                  2012         2011
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  (125,753) $  (176,542)
  Net realized gain (loss) on investments....................................................   1,388,191       69,961
  Change in unrealized appreciation (depreciation) of investments............................     973,781     (889,218)
                                                                                              -----------  -----------
  Net Increase (decrease) in net assets from operations......................................   2,236,219     (995,799)
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     224,692      276,402
   Transfers between Variable Investment Options including guaranteed interest account, net..  (1,203,926)  (1,042,916)
   Transfers for contract benefits and terminations..........................................  (3,477,887)  (4,489,890)
   Contract maintenance charges..............................................................        (968)      (1,169)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions.....................  (4,458,089)  (5,257,573)
                                                                                              -----------  -----------

  Net increase (decrease) in amount retained by MONY America in Variable Account A...........          --           --
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................  (2,221,870)  (6,253,372)
NET ASSETS -- BEGINNING OF PERIOD............................................................  20,513,791   26,767,163
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $18,291,921  $20,513,791
                                                                                              ===========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS B
  Issued.....................................................................................      68,842       69,089
  Redeemed...................................................................................    (451,637)    (549,684)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................    (382,795)    (480,595)
                                                                                              ===========  ===========
UNIT ACTIVITY CLASS 2
  Issued.....................................................................................          --           --
  Redeemed...................................................................................          --           --
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          --           --
                                                                                              ===========  ===========
UNIT ACTIVITY SERVICE CLASS
  Issued.....................................................................................          --           --
  Redeemed...................................................................................          --           --
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          --           --
                                                                                              ===========  ===========

                                                                                               FIDELITY VIP CONTRAFUND
                                                                                                      PORTFOLIO
                                                                                              ------------------------
                                                                                                  2012         2011
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   (33,259) $  (116,764)
  Net realized gain (loss) on investments....................................................    (444,442)  (1,611,642)
  Change in unrealized appreciation (depreciation) of investments............................   3,438,838      910,327
                                                                                              -----------  -----------
  Net Increase (decrease) in net assets from operations......................................   2,961,137     (818,079)
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     402,749      692,792
   Transfers between Variable Investment Options including guaranteed interest account, net..  (1,368,970)    (803,012)
   Transfers for contract benefits and terminations..........................................  (2,861,519)  (4,545,794)
   Contract maintenance charges..............................................................          --           --
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions.....................  (3,827,740)  (4,656,014)
                                                                                              -----------  -----------

  Net increase (decrease) in amount retained by MONY America in Variable Account A...........          --       50,000
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................    (866,603)  (5,424,093)
NET ASSETS -- BEGINNING OF PERIOD............................................................  20,852,226   26,276,319
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $19,985,623  $20,852,226
                                                                                              ===========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS B
  Issued.....................................................................................          --           --
  Redeemed...................................................................................          --           --
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          --           --
                                                                                              ===========  ===========
UNIT ACTIVITY CLASS 2
  Issued.....................................................................................          --           --
  Redeemed...................................................................................          --           --
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          --           --
                                                                                              ===========  ===========
UNIT ACTIVITY SERVICE CLASS
  Issued.....................................................................................      61,601      103,877
  Redeemed...................................................................................    (308,100)    (422,285)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................    (246,499)    (318,408)
                                                                                              ===========  ===========

                                                                                              FRANKLIN INCOME SECURITIES
                                                                                                        FUND
                                                                                              ------------------------
                                                                                                  2012          2011
                                                                                              -----------   -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $ 1,039,043   $ 1,249,710
  Net realized gain (loss) on investments....................................................  (1,070,128)   (1,852,353)
  Change in unrealized appreciation (depreciation) of investments............................   2,333,303       844,295
                                                                                              -----------   -----------
  Net Increase (decrease) in net assets from operations......................................   2,302,218       241,652
                                                                                              -----------   -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     497,953       346,014
   Transfers between Variable Investment Options including guaranteed interest account, net..    (481,558)   (1,926,658)
   Transfers for contract benefits and terminations..........................................  (5,679,729)   (6,801,622)
   Contract maintenance charges..............................................................      (3,384)       (4,314)
                                                                                              -----------   -----------

  Net increase (decrease) in net assets from contractowners transactions.....................  (5,666,718)   (8,386,580)
                                                                                              -----------   -----------

  Net increase (decrease) in amount retained by MONY America in Variable Account A...........          --            25
                                                                                              -----------   -----------

INCREASE (DECREASE) IN NET ASSETS............................................................  (3,364,500)   (8,144,903)
NET ASSETS -- BEGINNING OF PERIOD............................................................  24,402,017    32,546,920
                                                                                              -----------   -----------

NET ASSETS -- END OF PERIOD.................................................................. $21,037,517   $24,402,017
                                                                                              ===========   ===========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS B
  Issued.....................................................................................          --            --
  Redeemed...................................................................................          --            --
                                                                                              -----------   -----------
  Net Increase (Decrease)....................................................................          --            --
                                                                                              ===========   ===========
UNIT ACTIVITY CLASS 2
  Issued.....................................................................................      93,049        87,176
  Redeemed...................................................................................    (425,921)     (594,843)
                                                                                              -----------   -----------
  Net Increase (Decrease)....................................................................    (332,872)     (507,667)
                                                                                              ===========   ===========
UNIT ACTIVITY SERVICE CLASS
  Issued.....................................................................................          --            --
  Redeemed...................................................................................          --            --
                                                                                              -----------   -----------
  Net Increase (Decrease)....................................................................          --            --
                                                                                              ===========   ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                              FRANKLIN RISING DIVIDENDS
                                                                                                   SECURITIES FUND
                                                                                              ------------------------
                                                                                                  2012         2011
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $     2,242  $    (7,798)
  Net realized gain (loss) on investments....................................................     157,566      (91,422)
  Change in unrealized appreciation (depreciation) of investments............................     520,086      395,206
                                                                                              -----------  -----------
  Net Increase (decrease) in net assets from operations......................................     679,894      295,986
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     137,970      288,783
   Transfers between Variable Investment Options including guaranteed interest account, net..    (297,496)     964,100
   Transfers for contract benefits and terminations..........................................  (1,591,780)  (1,419,888)
   Contract maintenance charges..............................................................        (811)        (915)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions.....................  (1,752,117)    (167,920)
                                                                                              -----------  -----------

  Net increase (decrease) in amount retained by MONY America in Variable Account A...........          --           --
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................  (1,072,223)     128,066
NET ASSETS -- BEGINNING OF PERIOD............................................................   7,281,060    7,152,994
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $ 6,208,837  $ 7,281,060
                                                                                              ===========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS 2
  Issued.....................................................................................      46,527      119,132
  Redeemed...................................................................................    (157,564)    (131,541)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................    (111,037)     (12,409)
                                                                                              ===========  ===========
UNIT ACTIVITY SERIES I
  Issued.....................................................................................          --           --
  Redeemed...................................................................................          --           --
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          --           --
                                                                                              ===========  ===========

                                                                                              INVESCO V.I. DIVERSIFIED
                                                                                                  DIVIDEND FUND
                                                                                              -----------------------
                                                                                                 2012      2011(A)(B)
                                                                                               ---------   ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $     824    $  (9,724)
  Net realized gain (loss) on investments....................................................   (53,779)    (131,277)
  Change in unrealized appreciation (depreciation) of investments............................   158,230      (22,551)
                                                                                               ---------   ---------
  Net Increase (decrease) in net assets from operations......................................   105,275     (163,552)
                                                                                               ---------   ---------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    23,745        5,966
   Transfers between Variable Investment Options including guaranteed interest account, net..   138,368      995,103
   Transfers for contract benefits and terminations..........................................  (125,856)    (184,362)
   Contract maintenance charges..............................................................      (105)         (94)
                                                                                               ---------   ---------

  Net increase (decrease) in net assets from contractowners transactions.....................    36,152      816,613
                                                                                               ---------   ---------

  Net increase (decrease) in amount retained by MONY America in Variable Account A...........        --          (48)
                                                                                               ---------   ---------

INCREASE (DECREASE) IN NET ASSETS............................................................   141,427      653,013
NET ASSETS -- BEGINNING OF PERIOD............................................................   653,013           --
                                                                                               ---------   ---------

NET ASSETS -- END OF PERIOD.................................................................. $ 794,440    $ 653,013
                                                                                               =========   =========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS 2
  Issued.....................................................................................        --           --
  Redeemed...................................................................................        --           --
                                                                                               ---------   ---------
  Net Increase (Decrease)....................................................................        --           --
                                                                                               =========   =========
UNIT ACTIVITY SERIES I
  Issued.....................................................................................    35,515      182,332
  Redeemed...................................................................................   (32,067)     (61,100)
                                                                                               ---------   ---------
  Net Increase (Decrease)....................................................................     3,448      121,232
                                                                                               =========   =========

                                                                                                INVESCO V.I. GLOBAL
                                                                                                 CORE EQUITY FUND
                                                                                              ----------------------
                                                                                                 2012        2011
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $    7,653  $   38,398
  Net realized gain (loss) on investments....................................................    (92,304)   (305,988)
  Change in unrealized appreciation (depreciation) of investments............................    226,937      23,433
                                                                                              ----------  ----------
  Net Increase (decrease) in net assets from operations......................................    142,286    (244,157)
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     17,793      22,079
   Transfers between Variable Investment Options including guaranteed interest account, net..   (128,290)    (32,382)
   Transfers for contract benefits and terminations..........................................   (585,255)   (675,259)
   Contract maintenance charges..............................................................       (274)       (388)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowners transactions.....................   (696,026)   (685,950)
                                                                                              ----------  ----------

  Net increase (decrease) in amount retained by MONY America in Variable Account A...........         --          --
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................   (553,740)   (930,107)
NET ASSETS -- BEGINNING OF PERIOD............................................................  1,522,526   2,452,633
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $  968,786  $1,522,526
                                                                                              ==========  ==========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS 2
  Issued.....................................................................................         --          --
  Redeemed...................................................................................         --          --
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         --          --
                                                                                              ==========  ==========
UNIT ACTIVITY SERIES I
  Issued.....................................................................................      5,929      11,431
  Redeemed...................................................................................    (75,912)    (77,172)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................    (69,983)    (65,741)
                                                                                              ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                INVESCO V.I. GLOBAL
                                                                                                 HEALTH CARE FUND
                                                                                              ----------------------
                                                                                                 2012        2011
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  (39,563) $  (40,797)
  Net realized gain (loss) on investments....................................................    137,452     (34,176)
  Change in unrealized appreciation (depreciation) of investments............................    261,340     122,254
                                                                                              ----------  ----------
  Net Increase (decrease) in net assets from operations......................................    359,229      47,281
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................      9,749      17,480
   Transfers between Variable Investment Options including guaranteed interest account, net..    214,548     142,324
   Transfers for contract benefits and terminations..........................................   (374,916)   (427,600)
   Contract maintenance charges..............................................................       (351)       (405)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowners transactions.....................   (150,970)   (268,201)
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................    208,259    (220,920)
NET ASSETS -- BEGINNING OF PERIOD............................................................  2,028,286   2,249,206
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $2,236,545  $2,028,286
                                                                                              ==========  ==========

CHANGES IN UNITS:
UNIT ACTIVITY INSTITUTIONAL SHARES
  Issued.....................................................................................         --          --
  Redeemed...................................................................................         --          --
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         --          --
                                                                                              ==========  ==========
UNIT ACTIVITY SERIES I
  Issued.....................................................................................     25,786      17,383
  Redeemed...................................................................................    (38,219)    (39,535)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................    (12,433)    (22,152)
                                                                                              ==========  ==========

                                                                                                   INVESCO V.I.
                                                                                                  TECHNOLOGY FUND
                                                                                              ----------------------
                                                                                                 2012        2011
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  (19,310) $  (19,212)
  Net realized gain (loss) on investments....................................................     71,366     183,723
  Change in unrealized appreciation (depreciation) of investments............................     55,838    (261,025)
                                                                                              ----------  ----------
  Net Increase (decrease) in net assets from operations......................................    107,894     (96,514)
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     11,306      23,603
   Transfers between Variable Investment Options including guaranteed interest account, net..     25,219     266,835
   Transfers for contract benefits and terminations..........................................   (151,703)   (348,978)
   Contract maintenance charges..............................................................       (198)       (280)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowners transactions.....................   (115,376)    (58,820)
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................     (7,482)   (155,334)
NET ASSETS -- BEGINNING OF PERIOD............................................................  1,143,655   1,298,989
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $1,136,173  $1,143,655
                                                                                              ==========  ==========

CHANGES IN UNITS:
UNIT ACTIVITY INSTITUTIONAL SHARES
  Issued.....................................................................................         --          --
  Redeemed...................................................................................         --          --
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         --          --
                                                                                              ==========  ==========
UNIT ACTIVITY SERIES I
  Issued.....................................................................................     12,001      61,790
  Redeemed...................................................................................    (23,317)    (68,063)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................    (11,316)     (6,273)
                                                                                              ==========  ==========

                                                                                                 JANUS ASPEN SERIES
                                                                                                 BALANCED PORTFOLIO
                                                                                              ------------------------
                                                                                                  2012         2011
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   224,529  $   180,529
  Net realized gain (loss) on investments....................................................   1,229,037    1,451,081
  Change in unrealized appreciation (depreciation) of investments............................     362,766   (1,549,417)
                                                                                              -----------  -----------
  Net Increase (decrease) in net assets from operations......................................   1,816,332       82,193
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     272,545      153,377
   Transfers between Variable Investment Options including guaranteed interest account, net..    (994,951)    (408,048)
   Transfers for contract benefits and terminations..........................................  (1,973,997)  (2,447,549)
   Contract maintenance charges..............................................................          --           --
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions.....................  (2,696,403)  (2,702,220)
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................    (880,071)  (2,620,027)
NET ASSETS -- BEGINNING OF PERIOD............................................................  15,771,913   18,391,940
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $14,891,842  $15,771,913
                                                                                              ===========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY INSTITUTIONAL SHARES
  Issued.....................................................................................      60,388       54,958
  Redeemed...................................................................................    (220,180)    (226,503)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................    (159,792)    (171,545)
                                                                                              ===========  ===========
UNIT ACTIVITY SERIES I
  Issued.....................................................................................          --           --
  Redeemed...................................................................................          --           --
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          --           --
                                                                                              ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                 JANUS ASPEN SERIES
                                                                                                ENTERPRISE PORTFOLIO
                                                                                              ------------------------
                                                                                                  2012         2011
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  (137,873) $  (150,241)
  Net realized gain (loss) on investments....................................................   1,023,878     (200,430)
  Change in unrealized appreciation (depreciation) of investments............................     595,601       92,645
                                                                                              -----------  -----------
  Net Increase (decrease) in net assets from operations......................................   1,481,606     (258,026)
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     237,838      105,483
   Transfers between Variable Investment Options including guaranteed interest account, net..    (387,204)    (416,086)
   Transfers for contract benefits and terminations..........................................  (1,205,628)  (1,779,042)
   Contract maintenance charges..............................................................          --           --
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions.....................  (1,354,994)  (2,089,645)
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................     126,612   (2,347,671)
NET ASSETS -- BEGINNING OF PERIOD............................................................   9,877,168   12,224,839
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $10,003,780  $ 9,877,168
                                                                                              ===========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY INSTITUTIONAL SHARES
  Issued.....................................................................................      29,831       24,801
  Redeemed...................................................................................    (147,099)    (216,366)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................    (117,268)    (191,565)
                                                                                              ===========  ===========
UNIT ACTIVITY SERVICE SHARE
  Issued.....................................................................................          --           --
  Redeemed...................................................................................          --           --
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          --           --
                                                                                              ===========  ===========

                                                                                                 JANUS ASPEN SERIES
                                                                                                   FORTY PORTFOLIO
                                                                                              ------------------------
                                                                                                  2012         2011
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  (117,540) $  (190,138)
  Net realized gain (loss) on investments....................................................     594,989      288,960
  Change in unrealized appreciation (depreciation) of investments............................   2,519,568   (1,458,036)
                                                                                              -----------  -----------
  Net Increase (decrease) in net assets from operations......................................   2,997,017   (1,359,214)
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     253,333      167,649
   Transfers between Variable Investment Options including guaranteed interest account, net..    (444,149)  (1,638,053)
   Transfers for contract benefits and terminations..........................................  (2,471,042)  (3,237,710)
   Contract maintenance charges..............................................................        (938)      (1,139)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions.....................  (2,662,796)  (4,709,253)
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................     334,221   (6,068,467)
NET ASSETS -- BEGINNING OF PERIOD............................................................  14,091,333   20,159,800
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $14,425,554  $14,091,333
                                                                                              ===========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY INSTITUTIONAL SHARES
  Issued.....................................................................................      39,539       20,086
  Redeemed...................................................................................    (142,002)    (217,691)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................    (102,463)    (197,605)
                                                                                              ===========  ===========
UNIT ACTIVITY SERVICE SHARE
  Issued.....................................................................................      22,579       12,913
  Redeemed...................................................................................     (99,884)    (161,009)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................     (77,305)    (148,096)
                                                                                              ===========  ===========

                                                                                                  JANUS ASPEN SERIES
                                                                                                  OVERSEAS PORTFOLIO
                                                                                              -------------------------
                                                                                                  2012         2011
                                                                                              -----------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  (134,565) $   (277,645)
  Net realized gain (loss) on investments....................................................    (309,529)      (71,262)
  Change in unrealized appreciation (depreciation) of investments............................   1,803,255    (7,323,186)
                                                                                              -----------  ------------
  Net Increase (decrease) in net assets from operations......................................   1,359,161    (7,672,093)
                                                                                              -----------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     120,454       204,644
   Transfers between Variable Investment Options including guaranteed interest account, net..    (540,071)   (2,397,319)
   Transfers for contract benefits and terminations..........................................  (3,007,224)   (4,834,392)
   Contract maintenance charges..............................................................      (3,414)       (4,850)
                                                                                              -----------  ------------

  Net increase (decrease) in net assets from contractowners transactions.....................  (3,430,255)   (7,031,917)
                                                                                              -----------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................  (2,071,094)  (14,704,010)
NET ASSETS -- BEGINNING OF PERIOD............................................................  12,994,617    27,698,627
                                                                                              -----------  ------------

NET ASSETS -- END OF PERIOD.................................................................. $10,923,523  $ 12,994,617
                                                                                              ===========  ============

CHANGES IN UNITS:
UNIT ACTIVITY INSTITUTIONAL SHARES
  Issued.....................................................................................          --            --
  Redeemed...................................................................................          --            --
                                                                                              -----------  ------------
  Net Increase (Decrease)....................................................................          --            --
                                                                                              ===========  ============
UNIT ACTIVITY SERVICE SHARE
  Issued.....................................................................................      22,147        36,221
  Redeemed...................................................................................    (190,204)     (321,852)
                                                                                              -----------  ------------
  Net Increase (Decrease)....................................................................    (168,057)     (285,631)
                                                                                              ===========  ============

-----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                              JANUS ASPEN SERIES WORLDWIDE
                                                                                                      PORTFOLIO
                                                                                              ---------------------------
                                                                                                  2012           2011
                                                                                               -----------   -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   (38,832)   $   (75,159)
  Net realized gain (loss) on investments....................................................     137,813        541,057
  Change in unrealized appreciation (depreciation) of investments............................   1,218,023     (1,857,513)
                                                                                               -----------   -----------
  Net Increase (decrease) in net assets from operations......................................   1,317,004     (1,391,615)
                                                                                               -----------   -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     199,800        117,644
   Transfers between Variable Investment Options including guaranteed interest account, net..    (336,188)      (671,928)
   Transfers for contract benefits and terminations..........................................  (1,196,320)    (1,460,289)
   Contract maintenance charges..............................................................          --             --
                                                                                               -----------   -----------

  Net increase (decrease) in net assets from contractowners transactions.....................  (1,332,708)    (2,014,573)
                                                                                               -----------   -----------

INCREASE (DECREASE) IN NET ASSETS............................................................     (15,704)    (3,406,188)
NET ASSETS -- BEGINNING OF PERIOD............................................................   7,673,530     11,079,718
                                                                                               -----------   -----------

NET ASSETS -- END OF PERIOD.................................................................. $ 7,657,826    $ 7,673,530
                                                                                               ===========   ===========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................          --             --
  Redeemed...................................................................................          --             --
                                                                                               -----------   -----------
  Net Increase (Decrease)....................................................................          --             --
                                                                                               ===========   ===========

UNIT ACTIVITY INITIAL CLASS
  Issued.....................................................................................          --             --
  Redeemed...................................................................................          --             --
                                                                                               -----------   -----------
  Net Increase (Decrease)....................................................................          --             --
                                                                                               ===========   ===========

UNIT ACTIVITY INSTITUTIONAL SHARES
  Issued.....................................................................................      33,047         21,674
  Redeemed...................................................................................    (187,850)      (246,339)
                                                                                               -----------   -----------
  Net Increase (Decrease)....................................................................    (154,803)      (224,665)
                                                                                               ===========   ===========

                                                                                                MFS UTILITIES SERIES
                                                                                              ------------------------
                                                                                                  2012         2011
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   296,080  $   109,031
  Net realized gain (loss) on investments....................................................    (131,538)    (371,529)
  Change in unrealized appreciation (depreciation) of investments............................     490,045      590,269
                                                                                              -----------  -----------
  Net Increase (decrease) in net assets from operations......................................     654,587      327,771
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................      55,692       68,896
   Transfers between Variable Investment Options including guaranteed interest account, net..     (77,908)     686,351
   Transfers for contract benefits and terminations..........................................  (1,280,603)  (1,444,341)
   Contract maintenance charges..............................................................      (1,140)      (1,361)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions.....................  (1,303,959)    (690,455)
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................    (649,372)    (362,684)
NET ASSETS -- BEGINNING OF PERIOD............................................................   6,333,155    6,695,839
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $ 5,683,783  $ 6,333,155
                                                                                              ===========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................          --           --
  Redeemed...................................................................................          --           --
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          --           --
                                                                                              ===========  ===========

UNIT ACTIVITY INITIAL CLASS
  Issued.....................................................................................      16,645       40,960
  Redeemed...................................................................................     (65,252)     (67,944)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................     (48,607)     (26,984)
                                                                                              ===========  ===========

UNIT ACTIVITY INSTITUTIONAL SHARES
  Issued.....................................................................................          --           --
  Redeemed...................................................................................          --           --
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          --           --
                                                                                              ===========  ===========

                                                                                              MULTIMANAGER MULTI-SECTOR
                                                                                                        BOND*
                                                                                              ------------------------
                                                                                                  2012         2011
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $    23,409  $   151,527
  Net realized gain (loss) on investments....................................................    (202,176)  (1,082,473)
  Change in unrealized appreciation (depreciation) of investments............................     393,122    1,213,063
                                                                                              -----------  -----------
  Net Increase (decrease) in net assets from operations......................................     214,355      282,117
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................      71,547       70,395
   Transfers between Variable Investment Options including guaranteed interest account, net..    (142,773)     180,871
   Transfers for contract benefits and terminations..........................................  (1,456,556)  (2,363,246)
   Contract maintenance charges..............................................................      (1,259)      (1,544)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions.....................  (1,529,041)  (2,113,524)
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................  (1,314,686)  (1,831,407)
NET ASSETS -- BEGINNING OF PERIOD............................................................   6,581,561    8,412,968
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $ 5,266,875  $ 6,581,561
                                                                                              ===========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................      23,500       69,170
  Redeemed...................................................................................    (141,077)    (234,662)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................    (117,577)    (165,492)
                                                                                              ===========  ===========

UNIT ACTIVITY INITIAL CLASS
  Issued.....................................................................................          --           --
  Redeemed...................................................................................          --           --
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          --           --
                                                                                              ===========  ===========

UNIT ACTIVITY INSTITUTIONAL SHARES
  Issued.....................................................................................          --           --
  Redeemed...................................................................................          --           --
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          --           --
                                                                                              ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,



                                                                                               MULTIMANAGER SMALL CAP
                                                                                                       GROWTH*
                                                                                              ------------------------
                                                                                                  2012         2011
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  (173,750) $  (233,319)
  Net realized gain (loss) on investments....................................................    (495,663)     107,103
  Change in unrealized appreciation (depreciation) of investments............................   1,832,524   (2,603,586)
                                                                                              -----------  -----------
  Net Increase (decrease) in net assets from operations......................................   1,163,111   (2,729,802)
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     181,117      334,925
   Transfers between Variable Investment Options including guaranteed interest account, net..    (725,295)    (716,822)
   Transfers for contract benefits and terminations..........................................  (2,393,686)  (2,761,800)
   Contract maintenance charges..............................................................      (1,317)      (1,719)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions.....................  (2,939,181)  (3,145,416)
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................  (1,776,070)  (5,875,218)
NET ASSETS -- BEGINNING OF PERIOD............................................................  12,434,190   18,309,408
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $10,658,120  $12,434,190
                                                                                              ===========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY ADMINISTRATIVE CLASS
  Issued.....................................................................................          --           --
  Redeemed...................................................................................          --           --
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          --           --
                                                                                              ===========  ===========

UNIT ACTIVITY CLASS B
  Issued.....................................................................................      27,724       67,425
  Redeemed...................................................................................    (254,400)    (301,603)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................    (226,676)    (234,178)
                                                                                              ===========  ===========

UNIT ACTIVITY SERVICE CLASS
  Issued.....................................................................................          --           --
  Redeemed...................................................................................          --           --
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          --           --
                                                                                              ===========  ===========

                                                                                                 OPPENHEIMER GLOBAL
                                                                                                 SECURITIES FUND/VA
                                                                                              ------------------------
                                                                                                  2012         2011
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $    34,803  $   (56,375)
  Net realized gain (loss) on investments....................................................    (297,652)    (667,913)
  Change in unrealized appreciation (depreciation) of investments............................   2,012,764     (519,886)
                                                                                              -----------  -----------
  Net Increase (decrease) in net assets from operations......................................   1,749,915   (1,244,174)
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     202,399      189,651
   Transfers between Variable Investment Options including guaranteed interest account, net..    (100,291)    (261,874)
   Transfers for contract benefits and terminations..........................................  (2,429,583)  (2,746,615)
   Contract maintenance charges..............................................................      (1,462)      (1,858)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions.....................  (2,328,937)  (2,820,696)
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................    (579,022)  (4,064,870)
NET ASSETS -- BEGINNING OF PERIOD............................................................  10,398,097   14,462,967
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $ 9,819,075  $10,398,097
                                                                                              ===========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY ADMINISTRATIVE CLASS
  Issued.....................................................................................          --           --
  Redeemed...................................................................................          --           --
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          --           --
                                                                                              ===========  ===========

UNIT ACTIVITY CLASS B
  Issued.....................................................................................          --           --
  Redeemed...................................................................................          --           --
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          --           --
                                                                                              ===========  ===========

UNIT ACTIVITY SERVICE CLASS
  Issued.....................................................................................      33,976       37,471
  Redeemed...................................................................................    (155,126)    (183,130)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................    (121,150)    (145,659)
                                                                                              ===========  ===========

                                                                                              PIMCO VARIABLE INSURANCE TRUST
                                                                                                GLOBAL BOND PORTFOLIO
                                                                                                     (UNHEDGED)
                                                                                              -----------------------------
                                                                                                  2012            2011
                                                                                               -----------     -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $     4,770     $   129,504
  Net realized gain (loss) on investments....................................................     888,709         788,831
  Change in unrealized appreciation (depreciation) of investments............................    (331,381)       (159,872)
                                                                                               -----------     -----------
  Net Increase (decrease) in net assets from operations......................................     562,098         758,463
                                                                                               -----------     -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     262,964         146,129
   Transfers between Variable Investment Options including guaranteed interest account, net..     362,486         906,475
   Transfers for contract benefits and terminations..........................................  (2,491,009)     (3,859,394)
   Contract maintenance charges..............................................................      (1,697)         (1,931)
                                                                                               -----------     -----------

  Net increase (decrease) in net assets from contractowners transactions.....................  (1,867,256)     (2,808,721)
                                                                                               -----------     -----------

INCREASE (DECREASE) IN NET ASSETS............................................................  (1,305,158)     (2,050,258)
NET ASSETS -- BEGINNING OF PERIOD............................................................  11,576,330      13,626,588
                                                                                               -----------     -----------

NET ASSETS -- END OF PERIOD.................................................................. $10,271,172     $11,576,330
                                                                                               ===========     ===========

CHANGES IN UNITS:
UNIT ACTIVITY ADMINISTRATIVE CLASS
  Issued.....................................................................................      81,366         107,604
  Redeemed...................................................................................    (175,676)       (252,308)
                                                                                               -----------     -----------
  Net Increase (Decrease)....................................................................     (94,310)       (144,704)
                                                                                               ===========     ===========

UNIT ACTIVITY CLASS B
  Issued.....................................................................................          --              --
  Redeemed...................................................................................          --              --
                                                                                               -----------     -----------
  Net Increase (Decrease)....................................................................          --              --
                                                                                               ===========     ===========

UNIT ACTIVITY SERVICE CLASS
  Issued.....................................................................................          --              --
  Redeemed...................................................................................          --              --
                                                                                               -----------     -----------
  Net Increase (Decrease)....................................................................          --              --
                                                                                               ===========     ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                                PROFUND VP BEAR
                                                                                              -------------------
                                                                                                2012       2011
                                                                                              --------  ---------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $ (3,279) $  (4,117)
  Net realized gain (loss) on investments....................................................   (7,022)  (101,173)
  Change in unrealized appreciation (depreciation) of investments............................  (32,795)    64,039
                                                                                              --------  ---------
  Net Increase (decrease) in net assets from operations......................................  (43,096)   (41,251)
                                                                                              --------  ---------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................       72        127
   Transfers between Variable Investment Options including guaranteed interest account, net..   54,032    (57,524)
   Transfers for contract benefits and terminations..........................................  (20,124)   (25,533)
   Contract maintenance charges..............................................................      (34)       (69)
                                                                                              --------  ---------

  Net increase (decrease) in net assets from contractowners transactions.....................   33,946    (82,999)
                                                                                              --------  ---------

  Net increase (decrease) in amount retained by MONY America in Variable Account A...........       --         --
                                                                                              --------  ---------

INCREASE (DECREASE) IN NET ASSETS............................................................   (9,150)  (124,250)
NET ASSETS -- BEGINNING OF PERIOD............................................................  237,967    362,217
                                                                                              --------  ---------

NET ASSETS -- END OF PERIOD.................................................................. $228,817  $ 237,967
                                                                                              ========  =========

CHANGES IN UNITS:
UNIT ACTIVITY COMMON SHARES
  Issued.....................................................................................   76,121    176,295
  Redeemed...................................................................................  (67,070)  (195,743)
                                                                                              --------  ---------
  Net Increase (Decrease)....................................................................    9,051    (19,448)
                                                                                              ========  =========

                                                                                                 PROFUND VP RISING
                                                                                                 RATES OPPORTUNITY
                                                                                              ----------------------
                                                                                                 2012        2011
                                                                                              ---------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  (6,656) $   (35,135)
  Net realized gain (loss) on investments....................................................  (242,379)  (3,205,266)
  Change in unrealized appreciation (depreciation) of investments............................   221,871    2,086,799
                                                                                              ---------  -----------
  Net Increase (decrease) in net assets from operations......................................   (27,164)  (1,153,602)
                                                                                              ---------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    11,035        5,397
   Transfers between Variable Investment Options including guaranteed interest account, net..   (86,630)  (1,876,608)
   Transfers for contract benefits and terminations..........................................  (103,145)     (98,737)
   Contract maintenance charges..............................................................      (107)        (187)
                                                                                              ---------  -----------

  Net increase (decrease) in net assets from contractowners transactions.....................  (178,847)  (1,970,135)
                                                                                              ---------  -----------

  Net increase (decrease) in amount retained by MONY America in Variable Account A...........       500          (20)
                                                                                              ---------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................  (205,511)  (3,123,757)
NET ASSETS -- BEGINNING OF PERIOD............................................................   551,685    3,675,442
                                                                                              ---------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $ 346,174  $   551,685
                                                                                              =========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY COMMON SHARES
  Issued.....................................................................................    11,331       56,225
  Redeemed...................................................................................   (61,922)    (537,268)
                                                                                              ---------  -----------
  Net Increase (Decrease)....................................................................   (50,591)    (481,043)
                                                                                              =========  ===========

                                                                                                    PROFUND VP
                                                                                                     ULTRABULL
                                                                                              ----------------------
                                                                                                 2012        2011
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  (58,846) $  (49,142)
  Net realized gain (loss) on investments....................................................    350,618     421,213
  Change in unrealized appreciation (depreciation) of investments............................    587,869    (528,572)
                                                                                              ----------  ----------
  Net Increase (decrease) in net assets from operations......................................    879,641    (156,501)
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     34,293   1,123,837
   Transfers between Variable Investment Options including guaranteed interest account, net..   (431,561)   (379,141)
   Transfers for contract benefits and terminations..........................................   (392,593)   (293,010)
   Contract maintenance charges..............................................................       (290)       (293)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowners transactions.....................   (790,151)    451,393
                                                                                              ----------  ----------

  Net increase (decrease) in amount retained by MONY America in Variable Account A...........         --          --
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................     89,490     294,892
NET ASSETS -- BEGINNING OF PERIOD............................................................  3,295,114   3,000,222
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $3,384,604  $3,295,114
                                                                                              ==========  ==========

CHANGES IN UNITS:
UNIT ACTIVITY COMMON SHARES
  Issued.....................................................................................     62,979     370,789
  Redeemed...................................................................................   (126,931)   (316,098)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................    (63,952)     54,691
                                                                                              ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
(a)Invesco V.I. Diversified Dividend Fund replaced Invesco V.I. Financial Services Fund due to a fund merger on April 29, 2011. (See Note 6)
(b)Units were made available for sale on May 2, 2011.
(c)EQ/Large Cap Value Index replaced EQ/Lord Abbett Growth & Income due to a fund merger on May 20, 2011. (See Note 6)
(d)Units were made available for sale on May 23, 2011.

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2012

1. Organization

   MONY America Variable Account A (the "Variable Account") is a separate investment account established on March 27, 1987 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona. On July 8, 2004 AXA Financial, Inc. ("AXA Financial") completed its acquisition of The MONY Group, Inc ("MONY Group", the ultimate parent of MONY Life Insurance Company ("MONY") and MONY America), upon which MONY America became a wholly-owned subsidiary of AXA Financial.

   The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used to support Flexible Payment Variable Annuity Policies, which include MONYMaster, MONY Value Master, MONY Custom Master and MONY Variable Annuity (collectively, the "Variable Annuity Policies"). These policies are issued by MONY America, which is a wholly-owned subsidiary of MONY.

   The Variable Account has Variable Investment Options, each of which invest in shares of a mutual fund portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), AXA Premier VIP Trust ("VIP"), Dreyfus Stock Index Fund, Inc., EQ Advisors Trust ("EQAT"), Fidelity(R) Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, MFS(R) Variable Insurance Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, and ProFunds (collectively, the "Funds" or the "Trusts"). The Funds are registered under the 1940 Act as open-end, management investment companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of The Trusts has separate investment objectives. As used herein, the "Funds" or the "Trusts" refers to both the Trusts and the Portfolios. These financial statements and notes are those of the Variable Investment Options of the Account.

   The Variable Account consists of the following Variable Investment Options:

     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
  .   Invesco V.I. Diversified Dividend Fund/(1)/
  .   Invesco V.I. Global Core Equity Fund/(2)/
  .   Invesco V.I. Global Health Care Fund
  .   Invesco V.I. Technology Fund

     AXA PREMIER VIP TRUST*
  .   AXA Aggressive Allocation
  .   AXA Conservative Allocation
  .   AXA Conservative-Plus Allocation
  .   AXA Moderate Allocation
  .   AXA Moderate-Plus Allocation
  .   Multimanager Multi-Sector Bond
  .   Multimanager Small Cap Growth

     DREYFUS STOCK INDEX FUND, INC.
  .   Dreyfus Stock Index Fund, Inc.

     EQ ADVISORS TRUST*
  .   All Asset Growth-Alt 20/(3)/
  .   EQ/AllianceBernstein Small Cap Growth
  .   EQ/BlackRock Basic Value Equity
  .   EQ/Boston Advisors Equity Income
  .   EQ/Calvert Socially Responsible
  .   EQ/Capital Guardian Research
  .   EQ/Core Bond Index
  .   EQ/Equity Growth PLUS
  .   EQ/GAMCO Mergers and Acquisitions
  .   EQ/GAMCO Small Company Value
  .   EQ/Global Multi-Sector Equity
  .   EQ/Intermediate Government Bond/(4)/
  .   EQ/Large Cap Value Index
  .   EQ/Large Cap Value PLUS
  .   EQ/MFS International Growth
  .   EQ/Mid Cap Index
  .   EQ/Mid Cap Value PLUS
  .   EQ/Money Market
  .   EQ/Montag & Caldwell Growth
  .   EQ/Morgan Stanley Mid Cap Growth
  .   EQ/PIMCO Ultra Short Bond
  .   EQ/Quality Bond PLUS
  .   EQ/Small Company Index
  .   EQ/T. Rowe Price Growth Stock
  .   EQ/UBS Growth & Income

     FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
  .   Fidelity(R) VIP Contrafund(R) Portfolio

     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
  .   Franklin Income Securities Fund
  .   Franklin Rising Dividends Securities Fund

     JANUS ASPEN SERIES
  .   Janus Aspen Series Balanced Portfolio
  .   Janus Aspen Series Enterprise Portfolio
  .   Janus Aspen Series Forty Portfolio
  .   Janus Aspen Series Overseas Portfolio
  .   Janus Aspen Series Worldwide Portfolio

     MFS(R) VARIABLE INSURANCE TRUST
  .   MFS(R) Utilities Series

     OPPENHEIMER VARIABLE ACCOUNT FUNDS
  .   Oppenheimer Global Securities Fund/VA

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

1. Organization (Concluded)

     PIMCO VARIABLE INSURANCE TRUST
  .   PIMCO Variable Insurance Trust Global Bond Portfolio (Unhedged)
     PROFUNDS
  .   ProFund VP Bear
  .   ProFund VP Rising Rates Opportunity
  .   ProFund VP UltraBull

   ----------
   * An affiliate of AXA Equitable providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.
  (1)Formerly known as Invesco V.I. Dividend Growth Fund
  (2)Formerly known as Invesco Van Kampen V.I. Global Value Equity Fund
  (3)Formerly known as All Asset Allocation
  (4)Formerly known as EQ/Intermediate Government Bond Index

   Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from those of MONY America. The assets of the Variable Account are the property of MONY America. However, the portion of the Variable Account's assets attributable to the Variable Annuity Policies will not be charged with liabilities arising out of other business MONY America may conduct.

   The amount retained by MONY America in the Variable Account arises primarily from (1) contributions from MONY America, (2) mortality and expense charges, administrative charges accumulated in the Variable Account, and (3) that portion, determined ratably, of the Variable Account's investment results applicable to those assets in the Variable Account in excess of the net assets, attributable to accumulation of units. Amounts retained by MONY America are not subject to charges for mortality and expense charges and administrative charges. Amounts retained by MONY America in the Variable Account may be transferred at any time by MONY America to its General Account ("General Account").

   Each of the Variable Investment Options of the Variable Account bears indirect exposure to the market, credit, and liquidity risks of the portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Portfolios of the Funds, which are distributed by MONY America to the Contractowners of the Variable Investment of Options of the Variable Account.

   In the normal course of business, MONY America on behalf of the Variable Investment Options may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Variable Account. Based on experience, the risk of material loss is expected to be remote.

2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Investments:

   Investments are made in shares of the Funds and are valued at the reported net asset values per share of the respective Portfolios. The net asset values are determined by the Funds using the fair value of the underlying assets of each Portfolio less liabilities.

   Investment Transactions and Investment Income:

   Investment transactions are recorded on the trade date. Dividend income and distributions of net realized gains from the Funds are recorded and automatically reinvested at ex-dividend date. Realized gains and losses include: (1) gain and losses on the redemptions of investments in the Funds (determined on the identified cost basis) and (2) distributions representing the net realized gains on investments transactions.

   Due to and Due From:

   Receivable/payable for policy-related transactions represent amount due to/from MONY America's General Account primarily related to premiums, surrenders, death benefits and amounts transferred among the various funds by Contractowners. Receivable/payable for Trust shares represent unsettled trades.

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

2. Significant Accounting Policies (Concluded)


   Contract Payments and Transfers:

   Payments received from Contractowners represent Contractowners contributions under the Variable Annuity Policies (but exclude amounts allocated to the guaranteed interest account with market value adjustment, reflected in the General Account) reduced by deductions and charges, including premium charges, as applicable, and state premium taxes.

   Transfers between Variable Investment Options including the guaranteed interest account with market value adjustment, net, are amounts that Contractowners have directed to be moved among funds including permitted transfers to and from the guaranteed interest account with market value adjustment. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. MONY America is required by state insurance law to set aside additional assets in MONY America's General Account to provide for other policy benefits. MONY America's General Account is subject to creditor rights.

   Transfers for contract benefits and terminations are payments to Contractowners and beneficiaries made under the terms of the Variable Annuity Policies, and amounts that Contractowners have requested to be withdrawn and paid to them or applied to purchase annuities. Withdrawal charges, if any, are included in Transfers for contract benefits and terminations to the extent that such charges apply to the Variable Annuity Policies. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the Variable Annuity Policies.

   Taxes:

   The operations of the Variable Account are included in the federal income tax return of MONY America, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income, or realized and unrealized capital gains, is currently applicable to the Variable Annuity Policies participating in the Variable Account by reasons of applicable provisions of the Internal Revenue Code, and no federal income tax payable by MONY America is expected to affect the unit values of Variable Annuity Policies participating in the Variable Account. Accordingly, no provision for income taxes is required. However, MONY America retains the right to charge for any federal income tax, which is attributable to the Variable Account, if the law is changed.

3. Fair Value Disclosures

   Under GAAP, fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

   Level 1 - Quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

   Level 2 - Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are not directly observable or can be corroborated by observable market data.

   Level 3 - Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   All investments of each Variable Investment Option of the Variable Account have been classified as Level 1. There were no transfers between Level 1 and Level 2 during the year.

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012


4. Purchases and Sales of Investments

   The cost of purchases and proceeds from sales of investments for the year ended December 31, 2012 were as follows:

                                                                  PURCHASES     SALES
                                                                 ----------- -----------
All Asset Growth-Alt 20......................................... $ 6,811,919 $21,637,116
AXA Aggressive Allocation.......................................     150,593     547,637
AXA Conservative Allocation.....................................   1,298,843   2,424,446
AXA Conservative-Plus Allocation................................     429,285   1,324,977
AXA Moderate Allocation.........................................     902,217   3,035,777
AXA Moderate-Plus Allocation....................................     603,942   1,542,192
Dreyfus Stock Index Fund, Inc...................................   1,767,318   3,254,369
EQ/AllianceBernstein Small Cap Growth...........................     207,975     613,613
EQ/BlackRock Basic Value Equity.................................     342,832   2,481,407
EQ/Boston Advisors Equity Income................................   1,051,582   3,229,889
EQ/Calvert Socially Responsible.................................      66,641     339,243
EQ/Capital Guardian Research....................................     359,581   1,260,512
EQ/Core Bond Index..............................................   1,875,642  11,119,102
EQ/Equity Growth PLUS...........................................     140,535   1,198,131
EQ/GAMCO Mergers and Acquisitions...............................     189,783   1,354,130
EQ/GAMCO Small Company Value....................................   6,754,629  23,488,923
EQ/Global Multi-Sector Equity...................................     258,628   1,832,970
EQ/Intermediate Government Bond.................................     910,312   5,134,016
EQ/Large Cap Value Index........................................     653,298   4,103,975
EQ/Large Cap Value PLUS.........................................     113,186   1,595,718
EQ/MFS International Growth.....................................     460,275   2,007,094
EQ/Mid Cap Index................................................     369,712   3,195,551
EQ/Mid Cap Value PLUS...........................................     615,240   5,124,379
EQ/Money Market.................................................  19,203,189  24,945,118
EQ/Montag & Caldwell Growth.....................................   2,168,635  11,640,272
EQ/Morgan Stanley Mid Cap Growth................................   1,238,971   4,675,628
EQ/PIMCO Ultra Short Bond.......................................   1,265,387   4,229,541
EQ/Quality Bond PLUS............................................   1,206,335   3,473,044
EQ/Small Company Index..........................................     443,399   1,185,900
EQ/T. Rowe Price Growth Stock...................................     826,172   6,346,324
EQ/UBS Growth & Income..........................................     945,663   5,529,505
Fidelity(R) VIP Contrafund(R) Portfolio.........................   1,196,362   5,057,361
Franklin Income Securities Fund.................................   3,024,393   7,652,068
Franklin Rising Dividends Securities Fund.......................     845,206   2,595,081
Invesco V.I. Diversified Dividend Fund..........................     238,932     201,956
Invesco V.I. Global Core Equity Fund............................      86,569     774,942
Invesco V.I. Global Health Care Fund............................     359,676     550,209
Invesco V.I. Technology Fund....................................     123,381     258,067
Janus Aspen Series Balanced Portfolio...........................   2,585,020   3,920,732
Janus Aspen Series Enterprise Portfolio.........................     340,482   1,833,349
Janus Aspen Series Forty Portfolio..............................   1,029,299   3,809,635
Janus Aspen Series Overseas Portfolio...........................   1,769,466   4,076,059
Janus Aspen Series Worldwide Portfolio..........................     346,998   1,718,538
MFS(R) Utilities Series.........................................     833,668   1,841,547
Multimanager Multi-Sector Bond..................................     424,969   1,930,601
Multimanager Small Cap Growth...................................     400,585   3,513,516
Oppenheimer Global Securities Fund/VA...........................     854,113   3,148,247
PIMCO Variable Insurance Trust Global Bond Portfolio (Unhedged).   2,410,733   3,677,436
ProFund VP Bear.................................................     293,415     262,748
ProFund VP Rising Rates Opportunity.............................      36,900     221,903
ProFund VP UltraBull............................................     748,727   1,597,724

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

5. Expenses and Related Party Transactions


   Investment Manager and Advisors:

   The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Funds. Shares are offered by the Funds at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. All share classes are subject to fees for investment management and advisory services and other Fund expenses and are subject to distribution fees imposed under a distribution plan (herein the "Rule 12b-1 Plans") approved by EQAT and VIP Trusts Board of Trustees and adopted by the applicable Fund. The Rule 12b-1 Plans provide that the EQAT and VIP Trusts, on behalf of each related Portfolio, may charge a maximum annual distribution and/or service (12b-1) fee of 0.25% of the average daily net assets of a Portfolio attributable to its Class A or Class B shares in respect of activities primarily intended to result in the sale of the respective shares. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Option invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable. These fees and expenses are reflected in the net asset value of the shares of the Funds and the total returns of the Variable Investment Options, but are not included in the expenses or expense ratios of the Variable Investment Options.

   AXA Equitable Life Insurance Company ("AXA Equitable"), a subsidiary of AXA Financial, serves as investment manager of Portfolios of EQAT and VIP. Investment managers either oversee the activities of the investment advisors with respect to EQAT and VIP, and are responsible for retaining and discontinuing the service of those advisors, or directly managing the Portfolios. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.12% to a high of 1.32% of the average daily net assets of the Portfolios of EQAT and VIP. AXA Equitable, as investment manager of EQAT and VIP, pays expenses for providing investment advisory services to the respective Portfolios, including the fees to the advisors of each Portfolio. In addition, AXA Advisors, LLC, ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above.

   AXA Equitable, AXA Advisors or AXA Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services. These fees and payments range from 0.12% to 0.45% of the unaffiliated Portfolios' average daily net assets. AXA Advisors or AXA Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers' respective Portfolios.

   AllianceBernstein L.P. ("AllianceBernstein") serves as an investment advisor for a number of Portfolios in EQAT and VIP, including the EQ/AllianceBernstein Small Cap Growth and EQ/Small Company Index, as well as a portion of EQ/Large Cap Value PLUS and EQ/Quality Bond PLUS.
   AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

   Contract Distribution and Principal Underwriter:

   AXA Advisors and AXA Distributors are distributors and principal underwriters of the Variable Annuity Policies and the Variable Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority ("FINRA").

   The Variable Annuity Policies are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network, LLC ("AXA Network"), or its subsidiaries (affiliates of AXA Equitable). AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network. The Variable Annuity Policies are also sold through licensed insurance agents (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and are members of the FINRA) that have entered into selling agreements with AXA Distributors. The licensed insurance agents who sell AXA Equitable policies for these companies are appointed agents of AXA Equitable, and are registered representatives of the broker-dealers under contracts with AXA Distributors.

6. Reorganizations

   In 2012, there were no reorganizations within the Variable Investment Options of the Variable Account.

   In 2011, several fund reorganizations occurred within EQAT. The corresponding reorganizations occurred within the Variable Investment Options of the Variable Account. The purpose of the reorganizations was to combine or substitute, via tax free exchanges, two Variable Investment Options managed by AXA Equitable with comparable investment objectives.

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

6. Reorganizations (Concluded)


   In May 2011, pursuant to a Plan of Reorganization and Termination, mergers were approved by shareholders, whereby, certain Portfolios of EQAT (the "Removed Portfolios") exchanged substantially all of their assets and liabilities for equivalent interests in certain other Portfolios of EQAT (the "Surviving Portfolios"). Correspondingly, the Variable Investment Options that invested in the Removed Portfolios (the "Removed Investment Options") were replaced with the Variable Investment Options that invest in the Surviving Portfolios (the "Surviving Investment Options"). For accounting purposes, these reorganizations were treated as mergers.

   In 2011, a fund reorganization occurred within AIM Variable Insurance Funds (Invesco Variable Insurance Funds), impacting the Variable Investment Options of the Account. The purpose of the reorganization was to combine, via a tax free exchange, two Variable Investment Options managed by Invesco. This merger was approved, pursuant to a Plan of Reorganization by the Trustees and shareholders of the Invesco V.I. Diversified Dividend Fund. On April 29, 2011, Invesco V.I. Financial Services Fund exchanged all of their assets and liabilities for equivalent interests in Invesco V.I. Diversified Dividend Fund. For accounting purposes, the reorganization which occurred in 2011 was treated as a merger.

-------------------------------------------------------------------------------------------------------
                          REMOVED PORTFOLIO                    SURVIVING PORTFOLIO
-------------------------------------------------------------------------------------------------------
 MAY 20, 2011             EQ/LORD ABBETT GROWTH AND INCOME     EQ/LARGE CAP VALUE INDEX
-------------------------------------------------------------------------------------------------------
Shares -- Class A           1,668,356                            3,161,875
Value -- Class A          $     10.67                          $      5.63
Net Assets Before Merger  $17,801,356                          $        --
Net Assets After Merger   $        --                          $17,801,356
-------------------------------------------------------------------------------------------------------
 APRIL 29, 2011           INVESCO V.I. FINANCIAL SERVICES FUND INVESCO V.I. DIVERSIFIED DIVIDEND FUND
-------------------------------------------------------------------------------------------------------
Shares -- Series I            160,903                               62,947
Value -- Series I         $      5.95                          $     15.21
Net Assets Before Merger  $   957,374                          $        --
Net Assets After Merger   $        --                          $   957,426
-------------------------------------------------------------------------------------------------------

7. Contractowner Charges

   The charges below are the current annual charges deducted from the net unit value of the Variable Investment Options, or from the total amount under the policy in each Variable Investment Option ("fund value") through a redemption of units. Higher charges may be permitted under the terms of the various policies. All charges are reflected as part of "Contractowners Transactions" in the Statement of Changes in Net Assets with the exception of Mortality & Expense Risk Charge which is reflected as "Asset-based Charges" in the Statement of Operations.

   Policy premiums received from MONY America by the Variable Account represent gross policy premiums recorded by MONY America less deductions retained as compensation for any premium taxes. Net policy premiums are included in "Payments received from Contractowners" in the Statement of Changes in Net Assets.

   MORTALITY & EXPENSE RISK CHARGE: This charge is deducted daily from the net unit value of the Variable Investment Options, and ranges from a low of 1.20% to a high of 2.85%.

   ANNUAL CONTRACT CHARGE: This charge is deducted from the fund value, and ranges from a low of $0 to a high of $30.

   TRANSFER CHARGE: MONY America does not currently assess this charge, but reserves the right to impose a transfer charge for each transfer instructed by the Contractowner. The charge would be deducted from the fund value.

   SURRENDER CHARGE: This charge is deducted from fund value and is imposed when a full or partial surrender is requested during the period specified in the Variable Annuity policy. The amount of the charge varies, and is determined by multiplying the surrender charge percentage for the policy year by the amount of purchase payments or fund value surrendered, based on a grading schedule.

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012


8. Financial Highlights

   The unique combination of features within the Variable Annuity Policies result in varied fee structures. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

   The ranges for the total return ratios and unit values correspond to the product groupings that produced the lowest and highest expense ratios. Due to the timing of the introduction of new products into the Variable Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

                                                                AT DECEMBER 31,
                                               -------------------------------------------------
                                                                     UNITS
                                                                  OUTSTANDING
                                               -------------------------------------------------
                                                 2012      2011      2010      2009      2008
                                               --------- --------- --------- --------- ---------
All Asset Growth-Alt 20....................... 4,124,196 4,787,589 5,542,508 6,557,849 7,863,894
AXA Aggressive Allocation.....................   248,564   298,105   291,831   335,517   235,307
AXA Conservative Allocation...................   374,580   481,804   548,179   433,845   347,988
AXA Conservative-Plus Allocation..............   195,281   285,491   369,058   395,335   458,922
AXA Moderate Allocation....................... 1,046,019 1,272,057 1,500,938 1,723,765 1,443,612
AXA Moderate-Plus Allocation..................   531,369   640,323   898,725 1,076,688   785,027
Dreyfus Stock Index Fund, Inc................. 1,265,037 1,488,411 1,831,626 2,258,134 3,003,891
EQ/AllianceBernstein Small Cap Growth.........   116,886   152,162   208,652   271,074   348,028
EQ/BlackRock Basic Value Equity...............   490,555   684,777   865,165 1,052,628 1,197,831
EQ/Boston Advisors Equity Income..............   937,147 1,118,263 1,412,343 1,739,915 2,276,526
EQ/Calvert Socially Responsible...............   180,201   212,567   262,042   340,255   412,531
EQ/Capital Guardian Research..................   386,564   458,016   579,034   675,299   884,197
EQ/Core Bond Index (d)(e)..................... 2,992,102 3,702,928 4,817,317 5,978,912 3,333,092
EQ/Equity Growth PLUS.........................   581,025   672,128   814,368 1,015,952 1,340,581
EQ/GAMCO Mergers and Acquisitions.............   212,034   298,443   356,894   422,439   549,107
EQ/GAMCO Small Company Value.................. 2,264,757 2,751,494 3,373,965 4,086,720 5,126,977
EQ/Global Multi-Sector Equity.................   159,009   224,407   296,556   382,966   440,734
EQ/Intermediate Government Bond (f)(i)........ 1,460,299 1,773,648 2,267,949 2,805,897        --
EQ/Large Cap Value Index (k)(m)...............   945,251 1,228,187        --        --        --
EQ/Large Cap Value PLUS.......................   164,460   230,851   294,657   323,331   405,390
EQ/MFS International Growth...................   742,345   843,043   987,322 1,208,149 1,503,172
EQ/Mid Cap Index..............................   639,909   830,539 1,035,336 1,246,012 1,592,018
EQ/Mid Cap Value PLUS (a)(b)(h)............... 1,121,726 1,454,525 2,007,069 2,523,054        --
EQ/Money Market............................... 2,712,459 3,226,138 4,380,709 5,525,799 6,996,100
EQ/Montag & Caldwell Growth................... 3,958,071 4,723,078 5,714,000 7,131,323 8,705,359
EQ/Morgan Stanley Mid Cap Growth..............   882,631 1,150,942 1,386,343 1,622,706 1,878,129
EQ/PIMCO Ultra Short Bond (c).................   656,590   895,846 1,166,720 1,731,192 1,595,325
EQ/Quality Bond PLUS (g)(i)...................   579,569   702,516   914,535 1,133,905        --
EQ/Small Company Index........................   161,997   210,927   266,410   325,095   397,043
EQ/T. Rowe Price Growth Stock................. 1,604,320 1,859,317 2,172,779 2,584,871 3,187,558
EQ/UBS Growth & Income........................ 1,532,279 1,915,074 2,395,669 2,908,017 3,598,707
Fidelity(R) VIP Contrafund(R) Portfolio....... 1,249,805 1,496,304 1,814,712 2,228,837 2,979,630
Franklin Income Securities Fund............... 1,166,678 1,499,550 2,007,217 2,443,480 3,062,465
Franklin Rising Dividends Securities Fund.....   376,773   487,810   500,219   518,854   682,659
Invesco V.I. Diversified Dividend Fund (j)(l).   124,680   121,232        --        --        --
Invesco V.I. Global Core Equity Fund..........    92,071   162,054   227,795   276,755   374,220
Invesco V.I. Global Health Care Fund..........   158,006   170,439   192,591   249,908   307,584
Invesco V.I. Technology Fund..................   111,031   122,347   128,620   146,774   139,367
Janus Aspen Series Balanced Portfolio.........   853,186 1,012,978 1,184,523 1,470,007 1,954,684
Janus Aspen Series Enterprise Portfolio.......   822,747   940,015 1,131,580 1,419,916 1,722,276
Janus Aspen Series Forty Portfolio............   956,489 1,136,257 1,481,958 1,903,846 2,198,718
Janus Aspen Series Overseas Portfolio.........   516,779   684,836   970,467 1,173,478 1,421,233
Janus Aspen Series Worldwide Portfolio........   827,150   981,953 1,206,618 1,502,931 1,795,688
MFS(R) Utilities Series.......................   198,598   247,205   274,189   365,015   424,513

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                                AT DECEMBER 31,
                                                                 ---------------------------------------------
                                                                                     UNITS
                                                                                  OUTSTANDING
                                                                 ---------------------------------------------
                                                                  2012    2011     2010      2009      2008
                                                                 ------- ------- --------- --------- ---------
Multimanager Multi-Sector Bond.................................. 402,709 520,286   685,778   775,542   857,751
Multimanager Small Cap Growth................................... 770,233 996,909 1,231,087 1,556,729 1,969,095
Oppenheimer Global Securities Fund/VA........................... 463,730 584,880   730,539   945,031 1,325,098
PIMCO Variable Insurance Trust Global Bond Portfolio (Unhedged). 507,190 601,500   746,204   972,658 1,217,936
ProFund VP Bear.................................................  61,792  52,741    72,189    86,107   235,057
ProFund VP Rising Rates Opportunity............................. 112,924 163,515   644,558   692,637   707,830
ProFund VP UltraBull............................................ 287,730 351,682   296,991   397,724   392,332

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)


                                                                                       AT DECEMBER 31,
                                                  ------------------------------------------------------------------------------
                                                                                         UNIT VALUE
                                                                                      LOWEST TO HIGHEST
                                                  ------------------------------------------------------------------------------
                                                        2012              2011              2010              2009
                                                  ----------------- ----------------- ----------------- ----------------- ------
All Asset Growth-Alt 20 (1)...................... $11.15 to  $11.99 $10.20 to  $10.84 $11.37 to  $12.21 $10.01 to  $10.92 $ 8.03
AXA Aggressive Allocation (1)....................   8.18 to    8.72   7.33 to    7.73   7.97 to    8.46   7.25 to    7.57   5.86
AXA Conservative Allocation (1)..................  10.21 to   10.89  10.00 to   10.54   9.87 to   10.47   9.47 to    9.87   8.87
AXA Conservative-Plus Allocation (1).............   9.67 to   10.31   9.23 to    9.72   9.34 to    9.91   8.81 to    9.20   7.93
AXA Moderate Allocation (1)......................   9.31 to    9.92   8.76 to    9.23   9.02 to    9.57   8.45 to    8.81   7.43
AXA Moderate-Plus Allocation (1).................   8.81 to    9.39   8.09 to    8.53   8.56 to    9.08   7.89 to    8.24   6.66
Dreyfus Stock Index Fund, Inc. (7)...............             10.76              9.42              9.38              8.27
EQ/AllianceBernstein Small Cap Growth (2)........  13.63 to   15.54  11.94 to   13.83  12.13 to   14.22   9.19 to   10.96   6.84
EQ/BlackRock Basic Value Equity (1)..............  10.50 to   11.74   9.50 to   10.46  10.09 to   10.92   9.25 to    9.84   7.30
EQ/Boston Advisors Equity Income (1).............  14.41 to   14.89  12.58 to   12.80  12.94 to   13.00  11.37 to   11.51  10.32
EQ/Calvert Socially Responsible (1)..............   9.80 to   10.66   8.60 to    9.25   8.67 to    9.33   7.93 to    8.39   6.23
EQ/Capital Guardian Research (2).................  13.84 to   16.18  12.12 to   13.95  11.91 to   13.54  10.56 to   11.80   8.24
EQ/Core Bond Index (d)(e)(2).....................   9.99 to   14.06   9.96 to   13.79   9.71 to   13.29   9.42 to   12.68   9.41
EQ/Equity Growth PLUS (1)........................             11.32             10.04             10.85              9.54
EQ/GAMCO Mergers and Acquisitions (1)............  12.52 to   14.22  12.24 to   13.67  12.37 to   13.65  11.61 to   12.61  10.24
EQ/GAMCO Small Company Value (1).................  23.63 to   27.25  20.62 to   23.40  21.89 to   24.54  16.98 to   18.73  12.35
EQ/Global Multi-Sector Equity (2)................  25.74 to   26.21  22.27 to   23.04  25.63 to   26.85  23.22 to   24.73  15.64
EQ/Intermediate Government Bond (f)(i)(2)........  10.26 to   12.60  10.45 to   12.63  10.14 to   12.11   9.98 to   11.73
EQ/Large Cap Value Index (k)(m)(2)...............  13.10 to   13.68  11.56 to   11.87                --                --
EQ/Large Cap Value PLUS (2)......................   9.55 to   10.84   8.34 to    9.62   8.86 to   10.35   7.95 to    9.43   6.67
EQ/MFS International Growth (1)..................  13.69 to   19.33  11.60 to   16.36  13.16 to   18.55  11.61 to   16.34   8.57
EQ/Mid Cap Index (2).............................  14.77 to   16.02  12.97 to   13.85  13.58 to   14.32  11.08 to   11.50   8.35
EQ/Mid Cap Value PLUS (a)(b)(h)(2)...............  13.57 to   14.32  11.77 to   12.22  13.30 to   13.60  11.17 to   11.24
EQ/Money Market (2)..............................   9.31 to   10.46   9.57 to   10.59   9.82 to   10.72  10.09 to   10.84  10.35
EQ/Montag & Caldwell Growth (1)..................  12.91 to   13.13  11.60 to   11.99  11.41 to   11.94  10.67 to   11.35   8.33
EQ/Morgan Stanley Mid Cap Growth (2).............  11.41 to   14.82  10.62 to   14.02  11.61 to   15.52   8.86 to   12.04   5.70
EQ/PIMCO Ultra Short Bond (c)(1).................   9.70 to   12.36   9.83 to   12.33  10.09 to   12.50  10.29 to   12.55   9.81
EQ/Quality Bond PLUS (g)(i)(1)...................  15.95 to   23.86  15.75 to   23.54  15.77 to   23.54  15.05 to   22.44
EQ/Small Company Index (2).......................  17.34 to   19.46  15.43 to   17.05  16.43 to   17.93  13.40 to   14.38  10.91
EQ/T. Rowe Price Growth Stock (1)................  10.79 to   49.00   9.20 to   41.72   9.51 to   43.08   8.28 to   37.48   5.88
EQ/UBS Growth & Income (1).......................  11.07 to   11.95  10.04 to   10.72  11.16 to   12.41   9.99 to   11.29   7.63
Fidelity(R) VIP Contrafund(R) Portfolio (3)......             15.99             13.93             14.51             12.56
Franklin Income Securities Fund (4)..............  16.12 to   19.02  14.72 to   17.09  14.72 to   16.89  13.44 to   15.17  10.20
Franklin Rising Dividends Securities Fund (4)....  14.60 to   17.26  13.41 to   15.60  12.96 to   14.90  11.05 to   12.50   9.69
Invesco V.I. Diversified Dividend Fund (j)(l)(5).   6.12 to    6.47   5.28 to    5.51                --                --
Invesco V.I. Global Core Equity Fund (5).........   9.79 to   11.02   8.81 to    9.80  11.13 to   12.26  10.16 to   11.37   8.86
Invesco V.I. Global Health Care Fund (5).........  14.75 to   15.19  12.56 to   12.71  12.38 to   12.43  11.90 to   12.15   9.43
Invesco V.I. Technology Fund (5).................  10.20 to   10.35   9.38 to    9.41  10.03 to   13.70   8.37 to   11.62   5.38
Janus Aspen Series Balanced Portfolio (6)........             17.45             15.57             15.53             14.52
Janus Aspen Series Enterprise Portfolio (6)......             12.16             10.51             10.80              8.70
Janus Aspen Series Forty Portfolio (3)...........  17.41 to   17.84  14.46 to   14.58  15.85 to   15.99  15.07 to   15.45  10.45
Janus Aspen Series Overseas Portfolio (3)........  21.24 to   24.54  19.00 to   22.30  28.42 to   33.76  23.00 to   27.79  13.00
Janus Aspen Series Worldwide Portfolio (6).......              9.26              7.81              9.18              8.03
MFS(R) Utilities Series (7)......................  24.97 to   30.85  22.53 to   27.52  23.60 to   26.08  21.34 to   23.19  16.48
Multimanager Multi-Sector Bond (2)...............  10.29 to   13.79  10.04 to   13.25   9.77 to   12.73   9.40 to   12.05   8.80
Multimanager Small Cap Growth (1)................  11.35 to   12.03  10.31 to   11.11  12.38 to   13.50   9.81 to   10.88   7.38
Oppenheimer Global Securities Fund/VA (3)........  18.81 to   22.28  16.00 to   18.64  17.92 to   20.62  15.93 to   18.04  11.76
PIMCO Variable Insurance Trust Global Bond
 Portfolio (Unhedged) (8)........................  14.35 to   21.29  13.80 to   20.15  13.14 to   18.96  12.11 to   17.18  10.66
ProFund VP Bear (9)..............................   3.37 to    3.76   4.14 to    4.56   4.56 to    5.06   5.71 to    6.23   8.14
ProFund VP Rising Rates Opportunity (9)..........   2.65 to    3.29   2.93 to    3.57   4.82 to    5.79   5.91 to    6.98   4.60
ProFund VP UltraBull (9).........................  10.98 to   11.79   8.76 to    9.25   9.43 to    9.84   7.94 to    8.15   5.65

                                                  -----------


                                                  -----------
                                                  2008
                                                  -----------
All Asset Growth-Alt 20 (1)...................... to  $ 8.91
AXA Aggressive Allocation (1).................... to    6.02
AXA Conservative Allocation (1).................. to    9.10
AXA Conservative-Plus Allocation (1)............. to    8.13
AXA Moderate Allocation (1)...................... to    7.62
AXA Moderate-Plus Allocation (1)................. to    6.83
Dreyfus Stock Index Fund, Inc. (7)...............       6.64
EQ/AllianceBernstein Small Cap Growth (2)........ to    8.29
EQ/BlackRock Basic Value Equity (1).............. to    7.65
EQ/Boston Advisors Equity Income (1)............. to   10.62
EQ/Calvert Socially Responsible (1).............. to    6.49
EQ/Capital Guardian Research (2)................. to    9.07
EQ/Core Bond Index (d)(e)(2)..................... to   12.47
EQ/Equity Growth PLUS (1)........................       7.57
EQ/GAMCO Mergers and Acquisitions (1)............ to   10.94
EQ/GAMCO Small Company Value (1)................. to   13.40
EQ/Global Multi-Sector Equity (2)................ to   16.93
EQ/Intermediate Government Bond (f)(i)(2)........         --
EQ/Large Cap Value Index (k)(m)(2)...............         --
EQ/Large Cap Value PLUS (2)...................... to    8.05
EQ/MFS International Growth (1).................. to   12.06
EQ/Mid Cap Index (2)............................. to    8.52
EQ/Mid Cap Value PLUS (a)(b)(h)(2)...............          -
EQ/Money Market (2).............................. to   10.94
EQ/Montag & Caldwell Growth (1).................. to    9.00
EQ/Morgan Stanley Mid Cap Growth (2)............. to    7.87
EQ/PIMCO Ultra Short Bond (c)(1)................. to   11.76
EQ/Quality Bond PLUS (g)(i)(1)...................         --
EQ/Small Company Index (2)....................... to   11.51
EQ/T. Rowe Price Growth Stock (1)................ to   26.61
EQ/UBS Growth & Income (1)....................... to    8.77
Fidelity(R) VIP Contrafund(R) Portfolio (3)......       9.38
Franklin Income Securities Fund (4).............. to   11.32
Franklin Rising Dividends Securities Fund (4).... to   10.78
Invesco V.I. Diversified Dividend Fund (j)(l)(5).         --
Invesco V.I. Global Core Equity Fund (5)......... to   10.08
Invesco V.I. Global Health Care Fund (5)......... to    9.79
Invesco V.I. Technology Fund (5)................. to    7.59
Janus Aspen Series Balanced Portfolio (6)........      11.69
Janus Aspen Series Enterprise Portfolio (6)......       6.09
Janus Aspen Series Forty Portfolio (3)........... to   10.89
Janus Aspen Series Overseas Portfolio (3)........ to   15.97
Janus Aspen Series Worldwide Portfolio (6).......       5.91
MFS(R) Utilities Series (7)...................... to   17.62
Multimanager Multi-Sector Bond (2)............... to   11.10
Multimanager Small Cap Growth (1)................ to    8.32
Oppenheimer Global Securities Fund/VA (3)........ to   13.10
PIMCO Variable Insurance Trust Global Bond
 Portfolio (Unhedged) (8)........................ to   14.88
ProFund VP Bear (9).............................. to    8.74
ProFund VP Rising Rates Opportunity (9).......... to    5.34
ProFund VP UltraBull (9)......................... to    5.70

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)


                                                             AT DECEMBER 31,
                                               --------------------------------------------
                                                                NET ASSETS
                                                                 (000'S)
                                               --------------------------------------------
                                                 2012     2011     2010     2009     2008
                                               -------- -------- -------- -------- --------
All Asset Growth-Alt 20....................... $131,967 $136,458 $163,573 $168,046 $157,228
AXA Aggressive Allocation.....................    2,134    2,272    2,443    2,520    1,408
AXA Conservative Allocation...................    4,038    5,041    5,683    4,264    3,158
AXA Conservative-Plus Allocation..............    1,992    2,749    3,625    3,615    3,718
AXA Moderate Allocation.......................   10,209   11,585   14,215   15,081   10,963
AXA Moderate-Plus Allocation..................    4,933    5,404    8,059    8,799    5,338
Dreyfus Stock Index Fund, Inc.................   13,625   14,037   17,178   18,695   19,950
EQ/AllianceBernstein Small Cap Growth.........    1,568    1,811    2,517    2,479    2,379
EQ/BlackRock Basic Value Equity...............    5,567    6,947    9,243   10,190    9,049
EQ/Boston Advisors Equity Income..............   12,878   13,265   17,087   18,501   22,134
EQ/Calvert Socially Responsible...............    1,481    1,526    1,909    2,231    2,116
EQ/Capital Guardian Research..................    4,662    4,832    5,994    6,063    6,126
EQ/Core Bond Index (d)(e).....................   38,489   46,946   59,199   70,353   40,180
EQ/Equity Growth PLUS.........................    6,578    6,751    8,838    9,701   10,150
EQ/GAMCO Mergers and Acquisitions.............    2,962    4,016    4,814    5,293    6,002
EQ/GAMCO Small Company Value..................  117,587  119,266  148,071  135,849  118,740
EQ/Global Multi-Sector Equity.................    4,007    4,911    7,514    8,841    6,887
EQ/Intermediate Government Bond (f)(i)........   19,467   23,607   28,858   34,719       --
EQ/Large Cap Value Index (k)(m)...............   12,282   13,900       --       --       --
EQ/Large Cap Value PLUS.......................    3,838    4,715    5,697    5,744    5,685
EQ/MFS International Growth...................   12,054   11,577   15,263   16,271   14,809
EQ/Mid Cap Index..............................    9,655   10,900   14,123   13,736   13,083
EQ/Mid Cap Value PLUS (a)(b)(h)...............   15,878   17,629   27,188   28,331       --
EQ/Money Market...............................   27,862   33,603   46,267   59,525   76,273
EQ/Montag & Caldwell Growth...................   48,384   52,047   62,096   72,674   69,380
EQ/Morgan Stanley Mid Cap Growth..............   11,372   13,870   18,333   16,330   12,251
EQ/PIMCO Ultra Short Bond (c).................    7,805   10,666   14,149   21,202   18,383
EQ/Quality Bond PLUS (g)(i)...................   10,716   12,736   16,328   19,160       --
EQ/Small Company Index........................    3,418    3,868    5,092    4,945    4,768
EQ/T. Rowe Price Growth Stock.................   37,345   36,228   42,645   43,220   36,684
EQ/UBS Growth & Income........................   18,292   20,514   26,767   29,160   27,664
Fidelity(R) VIP Contrafund(R) Portfolio.......   19,986   20,852   26,276   27,985   27,951
Franklin Income Securities Fund...............   21,038   24,402   32,547   35,774   33,661
Franklin Rising Dividends Securities Fund.....    6,209    7,281    7,153    6,250    7,147
Invesco V.I. Diversified Dividend Fund (j)(l).      794      653       --       --       --
Invesco V.I. Global Core Equity Fund..........      969    1,523    2,453    2,738    3,236
Invesco V.I. Global Health Care Fund..........    2,237    2,028    2,249    2,832    2,782
Invesco V.I. Technology Fund..................    1,136    1,144    1,299    1,246      769
Janus Aspen Series Balanced Portfolio.........   14,892   15,772   18,392   21,345   22,852
Janus Aspen Series Enterprise Portfolio.......   10,004    9,877   12,225   12,354   10,488
Janus Aspen Series Forty Portfolio............   14,426   14,091   20,160   24,665   19,631
Janus Aspen Series Overseas Portfolio.........   10,924   12,995   27,699   27,253   18,742
Janus Aspen Series Worldwide Portfolio........    7,658    7,674   11,080   12,076   10,620
MFS(R) Utilities Series.......................    5,684    6,333    6,696    7,955    7,085
Multimanager Multi-Sector Bond................    5,267    6,582    8,413    9,049    9,247
Multimanager Small Cap Growth.................   10,658   12,434   18,309   18,483   17,699
Oppenheimer Global Securities Fund/VA.........    9,819   10,398   14,463   16,465   16,888
PIMCO Variable Insurance Trust Global Bond
 Portfolio (Unhedged).........................   10,271   11,576   13,627   16,189   17,607
ProFund VP Bear...............................      229      238      362      537    2,073
ProFund VP Rising Rates Opportunity...........      346      552    3,675    4,745    3,726
ProFund VP UltraBull..........................    3,385    3,295    3,000    3,376    2,312

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)


                                                                        AT DECEMBER 31,
                                                                 ----------------------------
                                                                          INVESTMENT
                                                                         INCOME RATIO*
                                                                 ----------------------------
                                                                 2012  2011  2010  2009  2008
                                                                 ----  ----  ----  ----  ----
All Asset Growth-Alt 20......................................... 1.47% 1.35% 1.39% 2.01% 2.02%
AXA Aggressive Allocation....................................... 0.83  1.26  1.43  1.21  1.76
AXA Conservative Allocation..................................... 0.73  1.56  2.38  2.50  6.29
AXA Conservative-Plus Allocation................................ 0.62  1.35  1.99  1.62  4.71
AXA Moderate Allocation......................................... 0.71  1.41  2.04  1.50  4.60
AXA Moderate-Plus Allocation.................................... 0.73  1.19  1.59  1.49  2.71
Dreyfus Stock Index Fund, Inc................................... 2.01  1.80  1.77  2.05  2.02
EQ/AllianceBernstein Small Cap Growth........................... 0.19    --  0.05  0.16  0.01
EQ/BlackRock Basic Value Equity................................. 1.36  1.07  1.14  2.56  1.52
EQ/Boston Advisors Equity Income................................ 1.81  1.67  2.19  2.37  2.06
EQ/Calvert Socially Responsible................................. 0.94  0.49  0.05  0.42  0.38
EQ/Capital Guardian Research.................................... 0.87  0.88  0.99  1.37  1.03
EQ/Core Bond Index (d)(e)....................................... 1.32  1.89  2.23  3.98  3.97
EQ/Equity Growth PLUS........................................... 0.60  0.25  0.28  0.81  0.76
EQ/GAMCO Mergers and Acquisitions...............................   --  0.16    --    --  0.46
EQ/GAMCO Small Company Value.................................... 1.18  0.07  0.33  0.39  0.49
EQ/Global Multi-Sector Equity................................... 1.26  1.76  1.23  1.50  0.26
EQ/Intermediate Government Bond (f)(i).......................... 0.23  0.60  1.35  1.32    --
EQ/Large Cap Value Index (k)(m)................................. 1.81  2.60    --    --    --
EQ/Large Cap Value PLUS......................................... 1.44  1.29  1.36  2.42  2.97
EQ/MFS International Growth..................................... 0.93  0.62  0.81  1.09  0.85
EQ/Mid Cap Index................................................ 0.90  0.77  0.96  1.32  0.95
EQ/Mid Cap Value PLUS (a)(b)(h)................................. 1.12  0.92  1.18  1.22    --
EQ/Money Market.................................................   --  0.01  0.09  0.24  2.34
EQ/Montag & Caldwell Growth..................................... 0.81  0.47  0.52  0.37  0.17
EQ/Morgan Stanley Mid Cap Growth................................ 0.41  0.24  0.37    --    --
EQ/PIMCO Ultra Short Bond (c)................................... 0.46  0.45  0.28  1.03  2.76
EQ/Quality Bond PLUS (g)(i)..................................... 0.57  2.14  9.89  2.61    --
EQ/Small Company Index.......................................... 1.37  0.81  1.14  1.58  0.96
EQ/T. Rowe Price Growth Stock...................................   --    --    --    --    --
EQ/UBS Growth & Income.......................................... 0.78  0.69  0.68  0.78  1.07
Fidelity(R) VIP Contrafund(R) Portfolio......................... 1.20  0.85  0.93  1.22  0.76
Franklin Income Securities Fund................................. 6.33  5.89  6.69  8.10  5.37
Franklin Rising Dividends Securities Fund....................... 1.62  1.50  1.58  1.44  1.80
Invesco V.I. Diversified Dividend Fund (j)(l)................... 2.06    --    --    --    --
Invesco V.I. Global Core Equity Fund............................ 2.33  3.50  1.94  7.16  2.60
Invesco V.I. Global Health Care Fund............................   --    --    --  0.34    --
Invesco V.I. Technology Fund....................................   --  0.19    --    --    --
Janus Aspen Series Balanced Portfolio........................... 2.79  2.40  2.75  2.88  2.50
Janus Aspen Series Enterprise Portfolio.........................   --    --  0.07    --  0.24
Janus Aspen Series Forty Portfolio.............................. 0.65  0.32  0.28  0.03  0.02
Janus Aspen Series Overseas Portfolio........................... 0.59  0.37  0.53  0.40  1.10
Janus Aspen Series Worldwide Portfolio.......................... 0.85  0.56  0.59  1.40  0.43
MFS(R) Utilities Series......................................... 6.56  3.22  3.40  4.93  1.61
Multimanager Multi-Sector Bond.................................. 2.07  3.56  2.67  4.69  8.86
Multimanager Small Cap Growth...................................   --    --    --    --    --
Oppenheimer Global Securities Fund/VA........................... 1.91  1.11  1.31  2.10  1.40
PIMCO Variable Insurance Trust Global Bond Portfolio (Unhedged). 1.64  2.57  4.36  2.90  3.36
ProFund VP Bear.................................................   --    --    --  0.12  1.53
ProFund VP Rising Rates Opportunity.............................   --    --    --  0.54  5.18
ProFund VP UltraBull............................................   --    --    --  1.33  1.90

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)


                                                                                AT DECEMBER 31,
                                                   -------------------------------------------------------------------------
                                                                                EXPENSE RATIO**
                                                                               LOWEST TO HIGHEST
                                                   -------------------------------------------------------------------------
                                                        2012            2011            2010            2009            2008
                                                   -------------   -------------   -------------   -------------   ---------
All Asset Growth-Alt 20 (10)...................... 1.20% to  2.35% 1.20% to  2.35% 1.20% to  2.85% 1.20% to  2.85% 1.20% to
AXA Aggressive Allocation (10).................... 1.20  to  2.35  1.20  to  2.35  1.20  to  2.85  1.20  to  2.85  1.20  to
AXA Conservative Allocation (10).................. 1.20  to  2.35  1.20  to  2.35  1.20  to  2.85  1.20  to  2.85  1.20  to
AXA Conservative-Plus Allocation (10)............. 1.20  to  2.35  1.20  to  2.35  1.20  to  2.85  1.20  to  2.85  1.20  to
AXA Moderate Allocation (10)...................... 1.20  to  2.35  1.20  to  2.35  1.20  to  2.85  1.20  to  2.85  1.20  to
AXA Moderate-Plus Allocation (10)................. 1.20  to  2.35  1.20  to  2.35  1.20  to  2.85  1.20  to  2.85  1.20  to
Dreyfus Stock Index Fund, Inc. (16)...............           1.35            1.35            1.35            1.35
EQ/AllianceBernstein Small Cap Growth (11)........ 1.20  to  2.80  1.20  to  2.80  1.20  to  2.85  1.20  to  2.85  1.20  to
EQ/BlackRock Basic Value Equity (10).............. 1.20  to  2.85  1.20  to  2.85  1.20  to  2.85  1.20  to  2.85  1.20  to
EQ/Boston Advisors Equity Income (10)............. 1.20  to  2.80  1.20  to  2.80  1.20  to  2.85  1.20  to  2.85  1.20  to
EQ/Calvert Socially Responsible (10).............. 1.20  to  2.35  1.20  to  2.35  1.20  to  2.85  1.20  to  2.85  1.20  to
EQ/Capital Guardian Research (11)................. 1.20  to  2.80  1.20  to  2.80  1.20  to  2.85  1.20  to  2.85  1.20  to
EQ/Core Bond Index (d)(e)(11)..................... 1.20  to  2.80  1.20  to  2.80  1.20  to  2.85  1.20  to  2.85  1.20  to
EQ/Equity Growth PLUS (10)........................           1.35            1.35            1.35            1.35
EQ/GAMCO Mergers and Acquisitions (10)............ 1.20  to  2.80  1.20  to  2.80  1.20  to  2.85  1.20  to  2.85  1.20  to
EQ/GAMCO Small Company Value (10)................. 1.20  to  2.80  1.20  to  2.80  1.20  to  2.85  1.20  to  2.85  1.20  to
EQ/Global Multi-Sector Equity (11)................ 1.20  to  2.80  1.20  to  2.80  1.20  to  2.85  1.20  to  2.85  1.20  to
EQ/Intermediate Government
 Bond (f)(i)(11).................................. 1.20  to  2.80  1.20  to  2.80  1.20  to  2.85  1.20  to  2.85
EQ/Large Cap Value Index (k)(m)(11)............... 1.20  to  2.80  1.20  to  2.80              --              --
EQ/Large Cap Value PLUS (11)...................... 1.20  to  2.80  1.20  to  2.80  1.20  to  2.85  1.20  to  2.85  1.20  to
EQ/MFS International Growth (10).................. 1.25  to  1.35  1.25  to  1.35  1.25  to  1.35  1.25  to  1.35  1.25  to
EQ/Mid Cap Index (11)............................. 1.20  to  2.80  1.20  to  2.80  1.20  to  2.85  1.20  to  2.85  1.20  to
EQ/Mid Cap Value PLUS (a)(b)(h)(11)............... 1.20  to  2.80  1.20  to  2.80  1.20  to  2.85  1.20  to  2.85
EQ/Money Market (11).............................. 1.20  to  2.80  1.20  to  2.80  1.20  to  2.85  1.20  to  2.85  1.20  to
EQ/Montag & Caldwell Growth (10).................. 1.20  to  2.80  1.20  to  2.80  1.20  to  2.85  1.20  to  2.85  1.20  to
EQ/Morgan Stanley Mid Cap Growth (11)............. 1.20  to  2.80  1.20  to  2.80  1.20  to  2.85  1.20  to  2.85  1.20  to
EQ/PIMCO Ultra Short Bond (c)(10)................. 1.20  to  2.80  1.20  to  2.80  1.20  to  2.85  1.20  to  2.85  1.20  to
EQ/Quality Bond PLUS (g)(i)(10)................... 1.25  to  1.35  1.25  to  1.35  1.25  to  1.35  1.25  to  1.35
EQ/Small Company Index (11)....................... 1.20  to  2.80  1.20  to  2.80  1.20  to  2.85  1.20  to  2.85  1.20  to
EQ/T. Rowe Price Growth Stock (10)................ 1.25  to  1.35  1.25  to  1.35  1.25  to  1.35  1.25  to  1.35  1.25  to
EQ/UBS Growth & Income (10)....................... 1.20  to  2.35  1.20  to  2.35  1.20  to  2.85  1.20  to  2.85  1.20  to
Fidelity(R) VIP Contrafund(R) Portfolio (12)......           1.35            1.35            1.35            1.35
Franklin Income Securities Fund (13).............. 1.20  to  2.80  1.20  to  2.80  1.20  to  2.85  1.20  to  2.85  1.20  to
Franklin Rising Dividends Securities Fund (13).... 1.20  to  2.80  1.20  to  2.80  1.20  to  2.85  1.20  to  2.85  1.20  to
Invesco V.I. Diversified Dividend Fund (j)(l)(14). 1.20  to  2.35  1.20  to  2.35              --              --
Invesco V.I. Global Core Equity Fund (14)......... 1.20  to  2.35  1.20  to  2.35  1.20  to  2.85  1.20  to  2.85  1.20  to
Invesco V.I. Global Health Care Fund (14)......... 1.20  to  2.85  1.20  to  2.85  1.20  to  2.85  1.20  to  2.85  1.20  to
Invesco V.I. Technology Fund (14)................. 1.20  to  2.35  1.20  to  2.35  1.20  to  2.85  1.20  to  2.85  1.20  to
Janus Aspen Series Balanced Portfolio (15)........           1.35            1.35            1.35            1.35
Janus Aspen Series Enterprise Portfolio (15)......           1.35            1.35            1.35            1.35






                                                   ----
All Asset Growth-Alt 20 (10)...................... 2.85%
AXA Aggressive Allocation (10).................... 2.85
AXA Conservative Allocation (10).................. 2.85
AXA Conservative-Plus Allocation (10)............. 2.85
AXA Moderate Allocation (10)...................... 2.85
AXA Moderate-Plus Allocation (10)................. 2.85
Dreyfus Stock Index Fund, Inc. (16)............... 1.35
EQ/AllianceBernstein Small Cap Growth (11)........ 2.85
EQ/BlackRock Basic Value Equity (10).............. 2.85
EQ/Boston Advisors Equity Income (10)............. 2.85
EQ/Calvert Socially Responsible (10).............. 2.85
EQ/Capital Guardian Research (11)................. 2.85
EQ/Core Bond Index (d)(e)(11)..................... 2.85
EQ/Equity Growth PLUS (10)........................ 1.35
EQ/GAMCO Mergers and Acquisitions (10)............ 2.85
EQ/GAMCO Small Company Value (10)................. 2.85
EQ/Global Multi-Sector Equity (11)................ 2.85
EQ/Intermediate Government
 Bond (f)(i)(11)..................................   --
EQ/Large Cap Value Index (k)(m)(11)...............   --
EQ/Large Cap Value PLUS (11)...................... 2.85
EQ/MFS International Growth (10).................. 1.35
EQ/Mid Cap Index (11)............................. 2.85
EQ/Mid Cap Value PLUS (a)(b)(h)(11)...............   --
EQ/Money Market (11).............................. 2.85
EQ/Montag & Caldwell Growth (10).................. 2.85
EQ/Morgan Stanley Mid Cap Growth (11)............. 2.85
EQ/PIMCO Ultra Short Bond (c)(10)................. 2.85
EQ/Quality Bond PLUS (g)(i)(10)...................   --
EQ/Small Company Index (11)....................... 2.85
EQ/T. Rowe Price Growth Stock (10)................ 1.35
EQ/UBS Growth & Income (10)....................... 2.85
Fidelity(R) VIP Contrafund(R) Portfolio (12)...... 1.35
Franklin Income Securities Fund (13).............. 2.85
Franklin Rising Dividends Securities Fund (13).... 2.85
Invesco V.I. Diversified Dividend Fund (j)(l)(14).   --
Invesco V.I. Global Core Equity Fund (14)......... 2.85
Invesco V.I. Global Health Care Fund (14)......... 2.85
Invesco V.I. Technology Fund (14)................. 2.85
Janus Aspen Series Balanced Portfolio (15)........ 1.35
Janus Aspen Series Enterprise Portfolio (15)...... 1.35

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)


                                                                                      AT DECEMBER 31,
                                                      -------------------------------------------------------------------------
                                                                                      EXPENSE RATIO**
                                                                                     LOWEST TO HIGHEST
                                                      -------------------------------------------------------------------------
                                                           2012            2011            2010            2009            2008
                                                      --------------  --------------  --------------  --------------  ---------
Janus Aspen Series Forty Portfolio (12).............. 1.20% to  2.85% 1.20% to  2.85% 1.20% to  2.85% 1.20% to  2.85% 1.20% to
Janus Aspen Series Overseas Portfolio (12)........... 1.20  to  2.80  1.20  to  2.80  1.20  to  2.85  1.20  to  2.85  1.20  to
Janus Aspen Series Worldwide Portfolio (15)..........           1.35            1.35            1.35            1.35
MFS(R) Utilities Series (16)......................... 1.20  to  2.35  1.20  to  2.35  1.20  to  2.85  1.20  to  2.85  1.20  to
Multimanager Multi-Sector Bond (11).................. 1.20  to  2.80  1.20  to  2.80  1.20  to  2.85  1.20  to  2.85  1.20  to
Multimanager Small Cap Growth (10)................... 1.20  to  2.80  1.20  to  2.80  1.20  to  2.85  1.20  to  2.85  1.20  to
Oppenheimer Global Securities Fund/VA (12)........... 1.20  to  2.80  1.20  to  2.80  1.20  to  2.85  1.20  to  2.85  1.20  to
PIMCO Variable Insurance Trust Global Bond Portfolio
 (Unhedged) (17)..................................... 1.20  to  2.80  1.20  to  2.80  1.20  to  2.85  1.20  to  2.85  1.20  to
ProFund VP Bear (18)................................. 1.20  to  2.35  1.20  to  2.35  1.20  to  2.85  1.20  to  2.85  1.20  to
ProFund VP Rising Rates Opportunity (18)............. 1.20  to  2.85  1.20  to  2.85  1.20  to  2.85  1.20  to  2.85  1.20  to
ProFund VP UltraBull (18)............................ 1.20  to  2.80  1.20  to  2.80  1.20  to  2.85  1.20  to  2.85  1.20  to

                                                      ----- -


                                                      ----- -

                                                      ----- -
Janus Aspen Series Forty Portfolio (12).............. 2.85%
Janus Aspen Series Overseas Portfolio (12)........... 2.85
Janus Aspen Series Worldwide Portfolio (15).......... 1.35
MFS(R) Utilities Series (16)......................... 2.85
Multimanager Multi-Sector Bond (11).................. 2.85
Multimanager Small Cap Growth (10)................... 2.85
Oppenheimer Global Securities Fund/VA (12)........... 2.85
PIMCO Variable Insurance Trust Global Bond Portfolio
 (Unhedged) (17)..................................... 2.85
ProFund VP Bear (18)................................. 2.85
ProFund VP Rising Rates Opportunity (18)............. 2.85
ProFund VP UltraBull (18)............................ 2.85

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                                      AT DECEMBER 31,
                                         -------------------------------------------------------------------------------------
                                                                                      TOTAL RETURN***
                                                                                     LOWEST TO HIGHEST
                                         -------------------------------------------------------------------------------------
                                         SHARES+         2012                2011                2010              2009
                                         --------- ----------------  -------------------   ----------------  ----------------
All Asset Growth-Alt 20................. CLASS B    9.31% to  10.61%  (5.73%) to   (4.66%) 11.81% to  13.59% 22.56% to  24.66%
AXA Aggressive Allocation............... CLASS B   11.60  to  12.81   (9.73)  to   (8.63)   9.93  to  11.76  23.72  to  25.75
AXA Conservative Allocation............. CLASS B    2.10  to   3.32   (0.50)  to    0.67    4.22  to   6.08   6.76  to   8.46
AXA Conservative-Plus Allocation........ CLASS B    4.77  to   6.07   (2.94)  to   (1.92)   6.02  to   7.72  11.10  to  13.16
AXA Moderate Allocation................. CLASS B    6.28  to   7.48   (4.58)  to   (3.55)   6.75  to   8.63  13.73  to  15.62
AXA Moderate-Plus Allocation............ CLASS B    8.90  to  10.08   (7.12)  to   (6.06)   8.49  to  10.19  18.47  to  20.62
Dreyfus Stock Index Fund, Inc........... INITIAL
                                          SHARES              14.23                 0.43              13.42             24.55
EQ/AllianceBernstein Small Cap
 Growth................................. CLASS A   12.36  to  14.15   (3.15)  to   (1.57)  29.74  to  31.99  32.21  to  34.36
EQ/BlackRock Basic Value Equity......... CLASS B   10.53  to  12.24   (5.85)  to   (4.21)   9.08  to  10.98  26.71  to  28.63
EQ/Boston Advisors Equity Income........ CLASS A              16.20                (1.39)             14.55             10.55
EQ/Boston Advisors Equity
 Income................................. CLASS B   14.55  to  16.33   (3.16)  to   (1.54)  12.42  to  14.34   8.38  to  10.17
EQ/Calvert Socially Responsible......... CLASS A              15.22                (0.89)             11.37             29.42
EQ/Calvert Socially Responsible......... CLASS B   13.95  to  15.24   (2.05)  to   (0.86)   9.33  to  11.20  27.29  to  29.28
EQ/Capital Guardian Research............ CLASS A   14.19  to  15.99    1.34   to    3.03   12.78  to  14.75  28.16  to  30.10
EQ/Core Bond Index (d)(e)............... CLASS A    0.30  to   1.96    2.26   to    3.76    3.08  to   4.81   0.11  to   1.68
EQ/Equity Growth PLUS................... CLASS B              12.75                (7.47)             13.73             26.02
EQ/GAMCO Mergers and
 Acquisitions........................... CLASS B    2.29  to   4.02   (1.45)  to    0.15    6.55  to   8.25  13.38  to  15.27
EQ/GAMCO Small Company Value............ CLASS B   14.60  to  16.45   (6.19)  to   (4.65)  28.92  to  31.02  37.49  to  39.78
EQ/Global Multi-Sector Equity........... CLASS A   13.76  to  15.58  (14.51)  to  (13.11)   8.57  to  10.38  46.07  to  48.47
EQ/Intermediate Government
 Bond (f)(i)............................ CLASS A   (1.82) to  (0.24)   2.65   to    4.29    1.60  to   3.24  (1.29) to  (0.76)
EQ/Large Cap Value Index (k)(m)......... CLASS A   13.32  to  15.25   (6.92)  to   (6.09)                --                --
EQ/Large Cap Value PLUS................. CLASS A   12.68  to  14.51   (7.41)  to   (5.87)   9.76  to  11.45  17.14  to  19.19
EQ/MFS International Growth............. CLASS B   18.02  to  18.15  (11.85)  to  (11.81)  13.35  to  13.53  35.47  to  35.49
EQ/Mid Cap Index........................ CLASS A   13.88  to  15.67   (4.84)  to   (3.28)  22.56  to  24.52  32.69  to  34.98
EQ/Mid Cap Value PLUS (a)(b)(h)......... CLASS A   15.29  to  17.18  (11.57)  to  (10.15)  19.07  to  21.00   4.69  to   5.14
EQ/Money Market......................... CLASS A   (2.72) to  (1.23)  (2.74)  to   (1.21)  (2.68) to  (1.11) (2.51) to  (0.91)
EQ/Montag & Caldwell Growth............. CLASS B    9.51  to  11.29      --   to    1.67    5.20  to   6.94  26.11  to  28.09
EQ/Morgan Stanley Mid Cap
 Growth................................. CLASS A    5.71  to   7.44  (10.01)  to   (8.53)  28.90  to  31.04  52.99  to  55.44
EQ/PIMCO Ultra Short
 Bond (c)............................... CLASS B   (1.32) to   0.24   (2.96)  to   (1.36)  (1.94) to  (0.40)  4.89  to   6.72
EQ/Quality Bond
 PLUS (g)(i)............................ CLASS B    1.27  to   1.36   (0.13)  to      --    4.78  to   4.90  (0.20) to  (0.18)
EQ/Small Company
 Index.................................. CLASS A   12.38  to  14.13   (6.43)  to   (4.91)  22.61  to  24.69  22.82  to  24.93
EQ/T. Rowe Price Growth Stock........... CLASS B   17.28  to  17.45   (3.26)  to   (3.16)  14.86  to  14.94  40.82  to  40.85
EQ/UBS Growth &
 Income................................. CLASS B   10.26  to  11.47   (5.01)  to   (3.94)   9.92  to  11.71  28.73  to  30.93
Fidelity(R) VIP Contrafund(R) Portfolio. SERVICE
                                          CLASS               14.79                (4.00)             15.53             33.90
Franklin Income Securities Fund......... CLASS 2    9.51  to  11.29   (0.41)  to    1.18    9.52  to  11.34  31.76  to  34.01
Franklin Rising Dividends Securities
 Fund................................... CLASS 2    8.87  to  10.64    3.07   to    4.70   17.29  to  19.20  14.04  to  15.96
Invesco V.I. Diversified Dividend
 Fund (j)(l)............................ SERIES I  15.91  to  17.42   (9.12)  to   (8.47)   7.25  to   8.99  23.68  to  26.02
Invesco V.I. Global Core Equity
 Fund................................... SERIES I  11.12  to  12.45  (12.94)  to  (11.95)   7.83  to   9.55  12.80  to  14.67
Invesco V.I. Global Health Care
 Fund................................... SERIES I  17.44  to  19.51    1.05   to    2.67    2.30  to   4.03  24.11  to  26.19
Invesco V.I. Technology
 Fund................................... SERIES I   8.74  to   9.99   (7.31)  to   (6.18)  17.90  to  19.83  53.10  to  55.58

                                         --------------------  -


                                         --------------------  -
                                                 2008
                                         -------------------   -
All Asset Growth-Alt 20................. (32.35%) to  (31.19%)
AXA Aggressive Allocation............... (40.93)  to  (39.92)
AXA Conservative Allocation............. (13.46)  to  (12.08)
AXA Conservative-Plus Allocation........ (21.64)  to  (20.45)
AXA Moderate Allocation................. (26.58)  to  (25.37)
AXA Moderate-Plus Allocation............ (33.73)  to  (32.64)
Dreyfus Stock Index Fund, Inc...........
                                                      (37.89)
EQ/AllianceBernstein Small Cap
 Growth................................. (46.06)  to  (45.15)
EQ/BlackRock Basic Value Equity......... (38.34)  to  (37.30)
EQ/Boston Advisors Equity Income........              (33.00)
EQ/Boston Advisors Equity
 Income................................. (34.20)  to  (33.12)
EQ/Calvert Socially Responsible.........              (45.84)
EQ/Calvert Socially Responsible......... (46.80)  to  (45.87)
EQ/Capital Guardian Research............ (41.23)  to  (40.21)
EQ/Core Bond Index (d)(e)............... (11.31)  to   (9.77)
EQ/Equity Growth PLUS...................              (41.09)
EQ/GAMCO Mergers and
 Acquisitions........................... (16.27)  to  (14.86)
EQ/GAMCO Small Company Value............ (32.62)  to  (31.49)
EQ/Global Multi-Sector Equity........... (58.45)  to  (57.75)
EQ/Intermediate Government
 Bond (f)(i)............................                  --
EQ/Large Cap Value Index (k)(m).........                  --
EQ/Large Cap Value PLUS................. (44.60)  to  (43.67)
EQ/MFS International Growth............. (41.10)  to  (41.00)
EQ/Mid Cap Index........................ (50.59)  to  (49.76)
EQ/Mid Cap Value PLUS (a)(b)(h).........                  --
EQ/Money Market.........................  (0.58)  to    1.20
EQ/Montag & Caldwell Growth............. (34.83)  to  (33.68)
EQ/Morgan Stanley Mid Cap
 Growth................................. (48.66)  to  (47.75)
EQ/PIMCO Ultra Short
 Bond (c)...............................  (6.75)  to   (5.16)
EQ/Quality Bond
 PLUS (g)(i)............................                  --
EQ/Small Company
 Index.................................. (35.79)  to  (34.79)
EQ/T. Rowe Price Growth Stock........... (43.02)  to  (42.92)
EQ/UBS Growth &
 Income................................. (41.73)  to  (40.76)
Fidelity(R) VIP Contrafund(R) Portfolio.
                                                      (43.39)
Franklin Income Securities Fund......... (31.64)  to  (30.51)
Franklin Rising Dividends Securities
 Fund................................... (29.17)  to  (27.94)
Invesco V.I. Diversified Dividend
 Fund (j)(l)............................ (60.56)  to  (59.94)
Invesco V.I. Global Core Equity
 Fund................................... (41.87)  to  (40.85)
Invesco V.I. Global Health Care
 Fund................................... (30.62)  to  (29.47)
Invesco V.I. Technology
 Fund................................... (46.09)  to  (45.21)

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Concluded)

                                                                             AT DECEMBER 31,
                           -----------------------------------------------------------------------------------------------
                                                                             TOTAL RETURN***
                                                                            LOWEST TO HIGHEST
                           -----------------------------------------------------------------------------------------------
                              SHARES+             2012                2011                2010                2009
                           --------------- ------------------  ------------------  ------------------  ------------------
Janus Aspen Series         INSTITUTIONAL
 Balanced Portfolio.......     SHARES                   12.07%               0.26%               6.96%              24.21%
Janus Aspen Series         INSTITUTIONAL
 Enterprise Portfolio.....     SHARES                   15.70               (2.69)              24.14               42.86
Janus Aspen Series Forty   INSTITUTIONAL
 Portfolio................     SHARES                   22.48               (7.93)               5.35               44.39
Janus Aspen Series Forty
 Portfolio................ SERVICE SHARES   20.40  to   22.36   (9.57) to   (8.01)   3.50  to    5.18   41.87  to   44.21
Janus Aspen Series
 Overseas Portfolio....... SERVICE SHARES   10.04  to   11.79  (34.20) to  (33.15)  21.48  to   23.57   74.01  to   76.92
Janus Aspen Series
 Worldwide                 INSTITUTIONAL
 Portfolio................     SHARES                   18.57              (14.92)              14.32               35.87
MFS(R) Utilities Series... INITIAL CLASS    10.83  to   12.10    4.31  to    5.52   10.59  to   12.46   29.49  to   31.61
Multimanager Multi-Sector
 Bond.....................    CLASS A        2.49  to    4.08    2.34  to    4.08    3.94  to    5.64    6.82  to    8.56
Multimanager Small Cap
 Growth...................    CLASS B        8.28  to   10.09  (18.01) to  (16.72)  24.08  to   26.20   30.77  to   32.93
Oppenheimer Global
 Securities Fund/VA....... SERVICE CLASS    17.56  to   19.53  (11.01) to   (9.60)  12.49  to   14.30   35.46  to   37.71
PIMCO Variable Insurance
 Trust Global Bond
 Portfolio                 ADMINISTRATIVE
 (Unhedged)...............     CLASS         3.99  to    5.66    4.62  to    6.28    8.51  to   10.36   13.60  to   15.46
ProFund VP Bear...........     COMMON
                               SHARES      (18.60) to  (17.54) (10.97) to   (9.88) (20.14) to  (18.78) (29.85) to  (28.72)
ProFund VP Rising Rates        COMMON
 Opportunity..............     SHARES       (9.56) to   (7.84) (39.21) to  (38.34) (18.44) to  (17.05)  28.48  to   30.71
ProFund VP UltraBull......     COMMON
                               SHARES       25.34  to   27.46   (7.50) to   (6.00)  18.77  to   20.74   40.53  to   42.98

                           -------------------  -


                           -------------------  -
                                   2008
                           ------------------   -
Janus Aspen Series
 Balanced Portfolio.......             (16.97%)
Janus Aspen Series
 Enterprise Portfolio.....             (44.48)
Janus Aspen Series Forty
 Portfolio................             (44.92)
Janus Aspen Series Forty
 Portfolio................ (45.87) to  (44.94)
Janus Aspen Series
 Overseas Portfolio....... (53.56) to  (52.80)
Janus Aspen Series
 Worldwide
 Portfolio................             (45.43)
MFS(R) Utilities Series... (39.41) to  (38.41)
Multimanager Multi-Sector
 Bond..................... (25.49) to  (24.18)
Multimanager Small Cap
 Growth................... (43.75) to  (42.84)
Oppenheimer Global
 Securities Fund/VA....... (42.01) to  (41.04)
PIMCO Variable Insurance
 Trust Global Bond
 Portfolio
 (Unhedged)...............  (3.62) to   (2.04)
ProFund VP Bear...........
                            35.89  to   38.29
ProFund VP Rising Rates
 Opportunity.............. (39.71) to  (38.69)
ProFund VP UltraBull......
                           (68.31) to  (67.81)

-----------
  (a)EQ/Mid Cap Value PLUS replaced EQ/Lord Abbett Mid Cap Value due to a fund merger on September 11, 2009.
  (b)EQ/Mid Cap Value PLUS replaced EQ/Van Kampen Real Estate due to a fund merger on September 11, 2009.
  (c)EQ/PIMCO Ultra Short Bond replaced EQ/Short Duration Bond due to a fund merger on September 11, 2009.
  (d)EQ/Core Bond Index replaced EQ/Bond Index due to a fund merger on September 25, 2009.
  (e)EQ/Core Bond Index replaced EQ/Long Term Bond due to a fund merger on September 25, 2009.
  (f)EQ/Intermediate Government Bond replaced EQ/Government Securities due to a fund merger on September 25, 2009.
  (g)EQ/Quality Bond PLUS replaced EQ/Caywood Scholl High Yield Bond due to a fund merger on September 25, 2009.
  (h)Units were made available for sale on September 14, 2009.
  (i)Units were made available for sale on September 28, 2009.
  (j)Invesco V.I. Diversified Dividend Fund replaced Invesco V.I. Financial Services Fund due to a fund merger on April 29, 2011. (See Note 6))
  (k)EQ/Large Cap Value Index replaced EQ/Lord Abbett Growth & Income due to a fund merger on May 20, 2011. (See Note 6)
  (l)Units were made available for sale on May 02, 2011.
  (m)Units were made available for sale on May 23, 2011.
  (1)Represents the lowest to highest unit values of Class B shares of the Variable Investment Option in 2012 and 2011.
  (2)Represents the lowest to highest unit values of Class A shares of the Variable Investment Option in 2012 and 2011.
  (3)Represents the lowest to highest unit values of Service Class shares of the Variable Investment Option in 2012 and 2011.
  (4)Represents the lowest to highest unit values of Class 2 shares of the Variable Investment Option in 2012 and 2011.
  (5)Represents the lowest to highest unit values of Series I shares of the Variable Investment Option in 2012 and 2011.
  (6)Represents the lowest to highest unit values of Institutional shares of the Variable Investment Option in 2012 and 2011.
  (7)Represents the lowest to highest unit values of Initial class of the Variable Investment Option in 2012 and 2011.
  (8)Represents the lowest to highest unit values of Administrative class of the Variable Investment Option in 2012 and 2011.
  (9)Represents the lowest to highest unit values of Common shares of the Variable Investment Option in 2012 and 2011.
 (10)Represents the lowest to highest expense ratios of Class B shares of the Variable Investment Option in 2012 and 2011.
 (11)Represents the lowest to highest expense ratios of Class A shares of the Variable Investment Option in 2012 and 2011.
 (12)Represents the lowest to highest expense ratios of Service Class shares of the Variable Investment Option in 2012 and 2011.
 (13)Represents the lowest to highest expense ratios of Class 2 shares of the Variable Investment Option in 2012 and 2011.
 (14)Represents the lowest to highest expense ratios of Series I shares of the Variable Investment Option in 2012 and 2011.

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

DECEMBER 31, 2012

8. Financial Highlights (Concluded)

 (15)Represents the lowest to highest expense ratios of Institutional shares of the Variable Investment Option in 2012 and 2011.
 (16)Represents the lowest to highest expense ratios of Initial class of the Variable Investment Option in 2012 and 2011.
 (17)Represents the lowest to highest expense ratios of Administrative class of the Variable Investment Option in 2012 and 2011.
 (18)Represents the lowest to highest expense ratios of Common shares of the Variable Investment Option in 2012 and 2011.
  * This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Fund, net of investment advisory fees assessed by investment advisor and other expenses of the Fund, divided by the average net assets of the Variable Investment Option. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net unit value. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Fund in which the Variable Investment Option invest.
  ** This ratio represents the annual contract expenses of the Variable
     Investment Option, consisting of mortality and risk expenses, for each period indicated. The ratio includes only those expenses that result in a direct reduction to a net unit value. Charges made directly to Contractowner accounts by redemption of units and expenses of the respective Fund are excluded from this ratio.
  ***Represents the total return for the period indicated, including changes in the value of the Fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of units. The Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized. The Total Return is calculated for the respective year ended or from the commencement of operations of the Variable Investment Option.
  + Share class reflects the shares of the Portfolio that the Variable Investment Options invest in.

9. Subsequent Events

   All material subsequent transactions and events have been evaluated for the period from December 31, 2012 through the date on which the financial statements were issued.

   Reinsurance Transaction (Unaudited):

   On April 10, 2013, MLOA entered into an agreement with Protective Life Insurance Company ("Protective Life") to reinsure an in-force book of life insurance and annuity policies, written primarily prior to 2004. Upon the closing of the agreement, MLOA will receive consideration totaling $373 million. The transaction, which is subject to regulatory approvals and the satisfaction of other customary conditions, is expected to close in 2013.

   Except as noted above, it has been determined that there are no other subsequent transactions or events that require adjustment or disclosure in the financial statements.

                             FINANCIAL STATEMENTS

                         INDEX TO FINANCIAL STATEMENTS

                    MONY LIFE INSURANCE COMPANY OF AMERICA

Report of Independent Registered Public Accounting Firm.................... F-1

Financial Statements:
  Balance Sheets, December 31, 2012 and December 31, 2011.................. F-2
  Statements of Earnings (Loss), Years Ended December 31, 2012, 2011 and
   2010.................................................................... F-3
  Statements of Comprehensive Income (Loss), Years Ended December 31,
   2012, 2011 and 2010..................................................... F-4
  Statements of Shareholder's Equity, Years Ended December 31, 2012, 2011
   and 2010................................................................ F-5
  Statements of Cash Flows, Years Ended December 31, 2012, 2011 and 2010... F-6
  Notes to Financial Statements............................................ F-7

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of MONY Life Insurance Company of America

In our opinion, the accompanying balance sheets and the related statements of earnings (loss), of comprehensive income (loss), of shareholder's equity and of cash flows present fairly, in all material respects, the financial position of MONY Life Insurance Company of America ("the Company") at December 31, 2012 and 2011 and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2012 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 of the Notes to Financial Statements, as of January 1, 2012, the Company retrospectively adopted a new accounting standard that amends the accounting for costs associated with acquiring or renewing insurance contracts.

/s/
PricewaterhouseCoopers LLP
New York, New York

March 8, 2013, except for the effects of the revision discussed in Note 2 related to the overstatement of initial fee liability and understatement of deferred policy acquisition cost amortization to the financial statements, as which the date is April 23, 2013.

                    MONY LIFE INSURANCE COMPANY OF AMERICA
                                BALANCE SHEETS
                          DECEMBER 31, 2012 AND 2011

                                                                                                     2012     2011
                                                                                                   -------- --------
                                                                                                     (IN MILLIONS)
ASSETS:
Investments:
 Fixed maturities available for sale, at fair value............................................... $  2,026 $  1,967
 Mortgage loans on real estate....................................................................       45      124
 Policy loans.....................................................................................      137      134
 Other invested assets............................................................................       71       74
                                                                                                   -------- --------
   Total investments..............................................................................    2,279    2,299
Cash and cash equivalents.........................................................................      151       61
Amounts due from reinsurers.......................................................................      158      136
Deferred policy acquisition costs.................................................................      218      172
Value of business acquired........................................................................      103       97
Other assets......................................................................................       39       39
Separate Accounts' assets.........................................................................    1,640    1,604
                                                                                                   -------- --------

TOTAL ASSETS...................................................................................... $  4,588 $  4,408
                                                                                                   ======== ========

LIABILITIES
Policyholders' account balances................................................................... $  1,615 $  1,608
Future policy benefits and other policyholders liabilities........................................      397      380
Other liabilities.................................................................................       52       12
Current and deferred income taxes.................................................................      143      129
Separate Accounts' liabilities....................................................................    1,640    1,604
                                                                                                   -------- --------
   Total liabilities..............................................................................    3,847    3,733
                                                                                                   -------- --------

Commitments and contingent liabilities (Notes 2, 5, 8, 9, and 12)

SHAREHOLDER'S EQUITY
 Common Stock, $1.00 par value; 5.0 million shares authorized, 2.5 million issued and outstanding.        2        2
 Capital in excess of par value...................................................................      516      515
 Retained earnings................................................................................      141      103
 Accumulated other comprehensive income (loss)....................................................       82       55
                                                                                                   -------- --------
   Total shareholder's equity.....................................................................      741      675
                                                                                                   -------- --------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY........................................................ $  4,588 $  4,408
                                                                                                   ======== ========

                      See Notes to Financial Statements.

                    MONY LIFE INSURANCE COMPANY OF AMERICA
                         STATEMENTS OF EARNINGS (LOSS)
                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010

                                                                                   2012    2011    2010
                                                                                  ------  ------  ------
                                                                                       (IN MILLIONS)
REVENUES
Universal life and investment-type product policy fee income..................... $  117  $  123  $  122
Premiums.........................................................................     32      42      39
Net investment income (loss).....................................................    110     116     119
Investment gains (losses), net:
 Total other-than-temporary impairment losses....................................     (7)     (2)    (56)
 Portion of loss recognized in other comprehensive income (loss).................     --      --       2
                                                                                  ------  ------  ------
   Net impairment losses recognized..............................................     (7)     (2)    (54)
 Other investment gains (losses), net............................................      2       1       6
                                                                                  ------  ------  ------
     Total investment gains (losses), net........................................     (5)     (1)    (48)
                                                                                  ------  ------  ------
Other income (loss)..............................................................      7       4       8
Increase (decrease) in the fair value of the reinsurance contract asset..........     (2)      7       1
                                                                                  ------  ------  ------
     Total revenues..............................................................    259     291     241
                                                                                  ------  ------  ------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits..........................................................    103      96      93
Interest credited to policyholders' account balances.............................     61      61      68
Compensation and benefits........................................................     25      30      32
Commissions......................................................................     38      33      27
Interest expense.................................................................     --      --       1
Amortization of deferred policy acquisition costs and value of business acquired.    (27)    (12)     41
Capitalization of deferred policy acquisition costs..............................    (31)    (25)    (21)
Rent expense.....................................................................      2       3       3
Other operating costs and expenses...............................................     44      29      27
                                                                                  ------  ------  ------
     Total benefits and other deductions.........................................    215     215     271
                                                                                  ------  ------  ------
Earnings (loss), before income taxes.............................................     44      76     (30)
Income tax (expense) benefit.....................................................     (6)      1      11
                                                                                  ------  ------  ------
Net Earnings (Loss).............................................................. $   38  $   77  $  (19)
                                                                                  ======  ======  ======

                      See Notes to Financial Statements.

                    MONY LIFE INSURANCE COMPANY OF AMERICA
                   STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010

                                                                                2012  2011   2010
                                                                                ----- ----- ------
                                                                                   (IN MILLIONS)
COMPREHENSIVE INCOME (LOSS)
 Net earnings (loss)........................................................... $  38 $  77 $  (19)
                                                                                ----- ----- ------

 Other comprehensive income (loss), net of income taxes:
     Change in unrealized gains (losses), net of reclassification adjustment...    27    10     56
                                                                                ----- ----- ------
     Total other comprehensive income (loss), net of income taxes..............    27    10     56
                                                                                ----- ----- ------

Comprehensive Income (Loss).................................................... $  65 $  87 $   37
                                                                                ===== ===== ======

                      See Notes to Financial Statements.

                    MONY LIFE INSURANCE COMPANY OF AMERICA
                      STATEMENTS OF SHAREHOLDER'S EQUITY
                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010

                                                                    2012   2011   2010
                                                                   ------ ------ ------
                                                                       (IN MILLIONS)
SHAREHOLDER'S EQUITY
 Common stock, at par value, beginning and end of year............ $    2 $    2 $    2
                                                                   ------ ------ ------

 Capital in excess of par value, beginning of year................    515    514    512
 Changes in capital in excess of par value........................      1      1      2
                                                                   ------ ------ ------
 Capital in excess of par value, end of year......................    516    515    514
                                                                   ------ ------ ------

 Retained earnings, beginning of year.............................    103     26     68
 Impact of implementing new accounting guidance, net of taxes.....     --     --    (23)
                                                                   ------ ------ ------
 Retained earnings, beginning of year, as adjusted................    103     26     45
 Net earnings (loss)..............................................     38     77    (19)
                                                                   ------ ------ ------
 Retained earnings, end of year...................................    141    103     26
                                                                   ------ ------ ------

 Accumulated other comprehensive income (loss), beginning of year.     55     45    (11)
 Other comprehensive income (loss)................................     27     10     56
                                                                   ------ ------ ------
 Accumulated other comprehensive income (loss), end of year.......     82     55     45
                                                                   ------ ------ ------

TOTAL SHAREHOLDER'S EQUITY, END OF YEAR........................... $  741 $  675 $  587
                                                                   ====== ====== ======

                      See Notes to Financial Statements.

                    MONY LIFE INSURANCE COMPANY OF AMERICA
                           STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010

                                                                                                       2012   2011   2010
                                                                                                      -----  -----  -----
                                                                                                         (IN MILLIONS)
Net earnings (loss).................................................................................. $  38  $  77  $ (19)
Adjustments to reconcile net earnings (loss) to net cash provided by (used in) operating activities:
 Interest credited to policyholders' account balances................................................    61     61     68
 Universal life and investment-type product policy fee income........................................  (117)  (123)  (122)
 Change in accrued investment income.................................................................     2      1     --
 Investment (gains) losses, net......................................................................     5      1     48
 Change in deferred policy acquisition costs and value of business acquired..........................   (58)   (37)    20
 Change in the fair value of the reinsurance contract asset..........................................     2     (7)    (1)
 Change in future policy benefits....................................................................    (5)     3     (4)
 Change in other policyholders liabilities...........................................................     5     (3)     1
 Change in current and deferred income taxes.........................................................    (1)    15    (10)
 Provision for depreciation and amortization.........................................................     5      3      5
 Dividend from AllianceBernstein.....................................................................     3      4      5
 Other, net..........................................................................................    11    (18)    (1)
                                                                                                      -----  -----  -----

Net cash provided by (used in) operating activities..................................................   (49)   (23)   (10)
                                                                                                      -----  -----  -----

Cash flows from investing activities:
 Maturities and repayments of fixed maturities and mortgage loans....................................   139    156    101
 Sales of investments................................................................................    60     16    122
 Purchases of investments............................................................................  (134)  (190)  (103)
 Other, net..........................................................................................    (8)    (5)    (9)
                                                                                                      -----  -----  -----

Net cash provided by (used in) investing activities..................................................    57    (23)   111
                                                                                                      -----  -----  -----

Cash flows from financing activities:
 Policyholders' account balances:
   Deposits..........................................................................................   148    156    163
   Withdrawals and transfers to Separate Accounts....................................................   (66)  (141)  (209)
 Repayments of note to affiliate.....................................................................    --     --    (20)
                                                                                                      -----  -----  -----

Net cash provided by (used in) financing activities..................................................    82     15    (66)
                                                                                                      -----  -----  -----

Change in cash and cash equivalents..................................................................    90    (31)    35
Cash and cash equivalents, beginning of year.........................................................    61     92     57
                                                                                                      -----  -----  -----

Cash and Cash Equivalents, End of Year............................................................... $ 151  $  61  $  92
                                                                                                      =====  =====  =====

Supplemental cash flow information:
 Interest paid....................................................................................... $  --  $  --  $   1
                                                                                                      =====  =====  =====

Schedule of non-cash financing activities:
 Shared-based Programs............................................................................... $   1  $   1  $   2
                                                                                                      =====  =====  =====

                      See Notes to Financial Statements.

                    MONY LIFE INSURANCE COMPANY OF AMERICA

                         NOTES TO FINANCIAL STATEMENTS

1) ORGANIZATION

   MONY Life Insurance Company of America ("MLOA") is an Arizona stock life insurance company. MLOA's primary business is providing life insurance and annuity products to both individuals and businesses. MLOA is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY Life"). MONY Life is a wholly owned subsidiary of AXA Equitable Financial Services, LLC, which is a downstream holding company of AXA Financial, Inc. ("AXA Financial" and together with its consolidated subsidiaries "AXA Financial Group"). AXA Financial is an indirect wholly owned subsidiary of AXA, a French holding company for an international group of insurance and related financial services companies.

2) SIGNIFICANT ACCOUNTING POLICIES

   Basis of Presentation

   The preparation of the accompanying financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. The accompanying financial statements reflect all adjustments necessary in the opinion of management for a fair presentation of the financial position of MLOA and its results of operations and cash flows for the periods presented.

   The years "2012", "2011" and "2010" refer to the years ended December 31, 2012, 2011 and 2010, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the current presentation.

   Revision of Prior Period Financial Statements

   During the year ended 2012, MLOA's management identified a pre-tax $31 million ($20 million post-tax) overpayment related to its intercompany commission expenses with AXA Network resulting in an overstatement of commissions and other operating costs and expenses and a net $6 million pre-tax ($4 million post-tax) of overstatement of initial fee liability and understatement of deferred policy acquisition costs ("DAC") amortization for the years 2011 and 2010. MLOA's management does not believe these overpayments and the impact of revisions to initial fee liability and amortization of DAC to be material to MLOA's results of operations, financial position, or cash flows for any of MLOA's previously filed annual financial statements. As the correction due to the overpayment would be material to the results of operations and cash flows for 2012, MLOA's Statements of Earnings and Statements of Cash Flows for the years ended 2011 and 2010 and Balance sheet as of December 31, 2011, included herein have been revised.

   The following table presents the effects of the revision to MLOA's previously reported balance sheets:

                                                                AS PREVIOUSLY
                                                                  REPORTED     ADJUSTMENT   AS ADJUSTED
                                                               --------------- ----------  --------------
                                                                             (IN MILLIONS)
DECEMBER 31, 2011:
 ASSETS:
   Deferred policy acquisition costs.......................... $           228 $       (4) $          224
 LIABILITIES:
   Future policy benefits and other policyholders liabilities. $           390 $      (10) $          380
   Other liabilities..........................................              43        (31)             12
   Current and deferred income taxes..........................             134         13             147
 EQUITY:
   Retained earnings..........................................             113         24             137
   Total shareholder's equity.................................             685         24             709

   The following table presents the effects of the revision to MLOA's previously reported statements of earnings (loss):

                                                                     AS PREVIOUSLY
                                                                       REPORTED        ADJUSTMENT      AS ADJUSTED
                                                                    --------------  ---------------  ---------------
                                                                                      (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2011:
 Revenues:
   Universal life and investment-type product policy fee income.... $          117  $             6  $           123
 Benefits and Other Deductions:
   Commissions.....................................................             45              (12)              33
   Amortization of deferred policy acquisition costs and value of
     business acquired.............................................            (14)               2              (12)
   Other operating costs and expenses..............................             35               (6)              29
 Earnings (loss), before income taxes..............................             64               22               86
 Income tax (expense) benefit......................................              5               (7)              (2)
 Net earnings (loss)...............................................             69               15               84

YEAR ENDED DECEMBER 31, 2010:
 Revenues:
   Universal life and investment-type product policy fee income.... $          118  $             4  $           122
 Benefits and Other Deductions:
   Commissions.....................................................             35               (8)              27
   Amortization of deferred policy acquisition costs and value of
     business acquired.............................................             41                2               43
   Other operating costs and expenses..............................             30               (3)              27
 Earnings (loss), before income taxes..............................            (37)              13              (24)
 Income tax (expense) benefit......................................             14               (5)               9
 Net earnings (loss)...............................................            (23)               8              (15)

   The following table presents the effects of the revision to MLOA's previously reported statements of cash flows:

                                                                  AS PREVIOUSLY
                                                                    REPORTED      ADJUSTMENT    AS ADJUSTED
                                                                 --------------  -----------  --------------
                                                                                (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2011:
 CASH FLOWS FROM OPERATING ACTIVITIES:
   Net earnings................................................. $           69  $        15  $           84
   Universal life and investment-type product policy fee income.           (117)          (6)           (123)
   Change in deferred policy acquisition costs and value of
     business acquired..........................................            (49)           2             (47)
   Change in current and deferred income taxes..................             11            7              18
   Other, net...................................................             --          (18)            (18)

YEAR ENDED DECEMBER 31, 2010:
 CASH FLOWS FROM OPERATING ACTIVITIES:
   Net earnings................................................. $          (23) $         8  $          (15)
   Universal life and investment-type product policy fee income.           (118)          (4)           (122)
   Change in deferred policy acquisition costs and value of
     business acquired..........................................             12            2              14
   Change in current and deferred income taxes..................            (13)           5              (8)
   Other, net...................................................             10          (11)             (1)

   Retrospective Adoption of Accounting Pronouncements

   In October 2010, the Financial Accounting Standards Board ("FASB") issued authoritative guidance to address diversity in practice regarding the interpretation of which costs relating to the acquisition of new or renewal insurance contracts qualify for deferral. Under the amended guidance, an entity may defer incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts. This amended guidance was effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 and permits, but does not require, retrospective application. MLOA adopted this guidance effective January 1, 2012, and applied the retrospective method of adoption.

   The following table presents the effects of the retrospective application of the adoption of such new accounting guidance to MLOA's previously reported balance sheets:

                                       AS PREVIOUSLY REPORTED
                                        AND ADJUSTED HEREIN        ADJUSTMENT       AS ADJUSTED
                                      ------------------------- ----------------  ---------------
                                                             (IN MILLIONS)
DECEMBER 31, 2011:
 ASSETS:
   Deferred policy acquisition costs. $                     224 $            (52) $           172
 LIABILITIES:
   Current and deferred income taxes.                       147              (18)             129
 EQUITY:
   Retained earnings.................                       137              (34)             103
   Total shareholder's equity........                       709              (34)             675

   The following table presents the effects of the retrospective application of the adoption of such new accounting guidance to MLOA's previously reported statements of earnings (loss):

                                                                    AS PREVIOUSLY REPORTED
                                                                     AND ADJUSTED HEREIN   ADJUSTMENT    AS ADJUSTED
                                                                    ---------------------- ----------  --------------
                                                                                      (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2011:
 Benefits and Other Deductions:
   Amortization of deferred policy acquisition costs and value of
     business acquired............................................. $                 (12) $       --  $          (12)
   Capitalization of deferred policy acquisition costs.............                   (35)         10             (25)
 Earnings (loss), before income taxes..............................                    86         (10)             76
 Income tax (expense) benefit......................................                    (2)          3               1
 Net earnings (loss)...............................................                    84          (7)             77

YEAR ENDED DECEMBER 31, 2010:
 Benefits and Other Deductions:
   Amortization of deferred policy acquisition costs and value of
     business acquired............................................. $                  43  $       (2) $           41
   Capitalization of deferred policy acquisition costs.............                   (29)          8             (21)
 Earnings (loss), before income taxes..............................                   (24)         (6)            (30)
 Income tax (expense) benefit......................................                     9           2              11
 Net earnings (loss)...............................................                   (15)         (4)            (19)

   The following table presents the effects of the retrospective application of the adoption of such new accounting guidance to MLOA's previously reported statements of cash flows:

                                                               AS PREVIOUSLY REPORTED
                                                                AND ADJUSTED HEREIN     ADJUSTMENT    AS ADJUSTED
                                                              -----------------------  -----------  --------------
                                                                                  (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2011:
 CASH FLOWS FROM OPERATING ACTIVITIES:
   Net earnings.............................................. $                    84  $        (7) $           77
   Change in deferred policy acquisition costs and value of
     business acquired.......................................                     (47)          10             (37)
   Change in current and deferred income taxes...............                      18           (3)             15

YEAR ENDED DECEMBER 31, 2010:
 CASH FLOWS FROM OPERATING ACTIVITIES:
   Net earnings.............................................. $                   (15) $        (4) $          (19)
   Change in deferred policy acquisition costs and value of
     business acquired.......................................                      14            6              20
   Change in current and deferred income taxes...............                      (8)          (2)            (10)

   Adoption of New Accounting Pronouncements

   In September 2011, the FASB issued new guidance on testing goodwill for impairment. The guidance is intended to reduce the cost and complexity of the annual goodwill impairment test by providing entities with the option of performing a "qualitative" assessment to determine whether further impairment testing is necessary. The guidance was effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011, with early adoption permitted for certain companies. Implementation of this guidance did not have a material impact on MLOA's financial statements.

   In June 2011, the FASB issued new guidance to amend the existing alternatives for presenting Other comprehensive income (loss) ("OCI") and its components in financial statements. The amendments eliminate the current option to report OCI and its components in the statement of changes in equity. An entity can elect to present items of net earnings (loss) and OCI in one continuous statement or in two separate, but consecutive statements. This guidance will not change the items that constitute net earnings (loss) and OCI, when an item of OCI must be reclassified to net earnings (loss). The new guidance also called for reclassification adjustments from OCI to be measured and presented by income statement line item in net earnings (loss) and in OCI. This guidance was effective for interim and annual periods beginning after December 15, 2011. Consistent with this guidance, MLOA currently presents items of net earnings (loss) and OCI in two consecutive statements. In December 2011, the FASB issued new guidance to defer the portion of the guidance to present components of OCI on the face of the statement of earnings (loss).

   In May 2011, the FASB amended its guidance on fair value measurements and disclosure requirements to enhance comparability between U.S. GAAP and International Financial Reporting Standards ("IFRS"). The changes to the existing guidance include how and when the valuation premise of highest and best use applies, the application of premiums and discounts, as well as new required disclosures. This guidance was effective for reporting periods beginning after December 15, 2011, with early adoption prohibited. Implementation of this guidance did not have a material impact on MLOA's financial statements.

   In April 2011, the FASB issued new guidance for a creditor's determination of whether a restructuring is a troubled debt restructuring ("TDR"). The new guidance provided additional guidance to creditors for evaluating whether a modification or restructuring of a receivable is a TDR. The new guidance required creditors to evaluate modifications and restructurings of receivables using a more principles-based approach, which may result in more modifications and restructurings being considered TDR. The financial reporting implications of being classified as a TDR are that the creditor is required to:

     . Consider the receivable impaired when calculating the allowance for credit losses; and

     . Provide additional disclosures about its troubled debt restructuring activities in accordance with the requirements of recently issued guidance on disclosures about the credit quality of financing receivables and the allowance for credit losses.

   The new guidance was effective for the first interim or annual period beginning on or after June 15, 2011. Implementation of this guidance did not have a material impact on MLOA's financial statements.

   In July 2010, the FASB issued new and enhanced disclosure requirements about the credit quality of financing receivables and the allowance for credit losses with the objective of providing greater transparency of credit risk exposures from lending arrangements in the form of loans and receivables and of accounting policies and methodology used to estimate the allowance for credit losses. These disclosure requirements include both qualitative information about credit risk assessment and monitoring and quantitative information about credit quality during and at the end of the reporting period, including current credit indicators, agings of past-due amounts, and carrying amounts of modified, impaired, and non-accrual loans. Several new terms critical to the application of these disclosures, such as "portfolio segments" and "classes", were defined by the FASB to provide guidance with respect to the appropriate level of disaggregation for the purpose of reporting this information. Except for disclosures of reporting period activity, or, more specifically, the credit loss allowance rollforward and the disclosures about troubled debt restructurings, all other disclosures required by this standard are to be presented for the annual period ending after December 15, 2010. Disclosures of reporting period activity or, more specifically, the credit loss allowance rollforward, which are effective in the first interim reporting period beginning after December 15, 2010, have been adopted. Comparative disclosures are not required for earlier periods presented for comparative purposes at initial adoption. Implementation of the effective guidance did not have a material impact on MLOA's financial statements.

   In January 2010, the FASB issued new guidance for improving disclosures about fair value measurements. This guidance requires a reporting entity to disclose separately the amounts of significant transfers in and out of Level 1 and Level 2 fair value measurements and to describe the reasons for the transfers. In addition, for Level 3 fair value measurements, a reporting entity should present separately information about purchases, sales, issuances and settlements. This guidance was effective for interim and annual reporting periods ending on or after December 15, 2009 except for disclosures for Level 3 fair value measurements which was effective for the first quarter of 2011. These new disclosures have been included in the Notes to MLOA's financial statements, as appropriate.

   Future Adoption of New Accounting Pronouncements

   In February 2013, the FASB issued new guidance to improve the reporting of reclassifications out of accumulated other comprehensive income (loss) ("AOCI"). The amendments in this guidance require an entity to report the effect of significant reclassifications out of AOCI on the respective line items in the statement of earnings (loss) if the amount being reclassified is required to be reclassified in its entirety to net earnings (loss). For other amounts that are not required to be reclassified in their entirety to net earnings in the same reporting period, an entity is required to cross-reference other disclosures that provide additional detail about those amounts. The guidance requires disclosure of reclassification information either in the notes or the face of the financial statements provided the information is presented in one location. This guidance is effective for interim and annual periods beginning after December 31, 2012. Management does not expect that implementation of this guidance will have a material impact on MLOA's financial statements.

   In December 2011, the FASB issued new and enhanced disclosures about offsetting (netting) of financial instruments and derivatives, including repurchase/reverse repurchase agreements and securities lending/borrowing arrangements, to converge with those required by IFRS. The disclosures require presentation in tabular format of gross and net information about assets and liabilities that either are offset (presented net) on the balance sheet or are subject to master netting agreements or similar arrangements providing rights of setoff, such as global master repurchase, securities lending, and derivative clearing agreements, irrespective of whether the assets and liabilities are offset. Financial instruments subject only to collateral agreements are excluded from the scope of these requirements, however, the tabular disclosures are required to include the fair values of financial collateral, including cash, related to master netting agreements or similar arrangements. In January 2013, the FASB issued new guidance limiting the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements or
   (2) subject to an enforceable master netting arrangement or similar agreement. This guidance is effective for interim and annual periods beginning after January 1, 2013 and is to be applied retrospectively to all comparative prior periods presented. Management does not expect that implementation of this guidance will have a material impact on MLOA's financial statements.

   Investments

   The carrying values of fixed maturities classified as available-for-sale ("AFS") are reported at fair value. Changes in fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary which are recognized in Investment gains (losses), net. The redeemable preferred stock investments that are reported in fixed maturities include real estate investment trusts ("REIT"), perpetual preferred stock and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

   MLOA determines the fair values of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

   MLOA's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio and reviews AFS securities with unrealized losses for other-than-temporary impairments ("OTTI"). Integral to this review is an assessment made each quarter, on a security-by-security basis, by the Investments Under Surveillance ("IUS") Committee, of various indicators of credit deterioration to determine whether the investment security is expected to recover. This assessment includes, but is not limited to, consideration of the duration and severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, the financial strength, liquidity, and continued viability of the issuer and, for equity securities only, the intent and ability to hold the investment until recovery, and results in identification of specific securities for which OTTI is recognized.

   If there is no intent to sell or likely requirement to dispose of the fixed maturity security before its recovery, only the credit loss component of any resulting OTTI is recognized in earnings (loss) and the remainder of the fair value loss is recognized in OCI. The amount of credit loss is the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security. The present value is calculated by discounting management's best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. Projections of future cash flows are based on assumptions regarding probability of default and estimates regarding the amount and timing of recoveries. These assumptions and estimates require use of management judgment and consider internal credit analyses as well as market observable data relevant to the collectability of the security. For mortgage- and asset-backed securities, projected future cash flows also include assumptions regarding prepayments and underlying collateral value.

   Real estate held for the production of income, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in Investment gains (losses), net.

   Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

   Policy loans are stated at unpaid principal balances.

   Partnerships and joint venture interests that MLOA has control of and has a majority economic interest in (that is, greater than 50% of the economic return generated by the entity) or those that meet the requirements for consolidation under accounting guidance for consolidation of variable interest entities ("VIE") are consolidated. Those that MLOA does not have control of and does not have a majority economic interest in and those that do not meet the VIE requirements for consolidation are reported on the equity basis of accounting and are reported in Other assets. MLOA records its interest in certain of these partnerships on a one quarter lag basis.

   Equity securities, which include common stock and non-redeemable preferred stock classified as AFS securities, are carried at fair value and are included in Other invested assets with changes in fair value reported in OCI.

   Units in AllianceBernstein L.P. ("AllianceBernstein"), a subsidiary of AXA Financial, are carried on the equity method and reported in Other invested assets.

   Short-term investments are reported at amortized cost that approximates fair value and are included in Other invested assets.

   Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value is deemed to approximate fair value.

   All securities owned, including United States government and agency securities and mortgage-backed securities, are reported in the financial statements on a trade date basis.

   Valuation Allowances for Mortgage Loans:

   For commercial and agricultural loans, an allowance for credit loss is typically recommended when management believes it is probable that principal and interest will not be collected according to the contractual terms. Factors that influence management's judgment in determining allowance for credit losses include the following:

     . Loan-to-value ratio -- Derived from current loan balance divided by the fair market value of the property. An allowance for credit loss is typically recommended when the loan-to-value ratio is in excess of 100%. In the case where the loan-to-value is in excess of 100%, the allowance for credit loss is derived by taking the difference between the fair market value (less cost of sale) and the current loan balance.

     . Debt service coverage ratio -- Derived from actual net operating income divided by annual debt service. If the ratio is below 1.0x, then the income from the property does not support the debt.

     . Occupancy -- Criteria varies by property type but low or below market occupancy is an indicator of sub-par property performance.

     . Lease expirations -- The percentage of leases expiring in the upcoming 12 to 36 months are monitored as a decline in rent and/or occupancy may negatively impact the debt service coverage ratio. In the case of single-tenant properties or properties with large tenant exposure, the lease expiration is a material risk factor.

     . Maturity -- Loans that are not fully amortizing and have upcoming maturities within the next 12 to 24 months are monitored in conjunction with the capital markets to determine the borrower's ability to refinance the debt and/or pay off the balloon balance.

     . Borrower/tenant related issues -- Financial concerns, potential bankruptcy, or words or actions that indicate imminent default or abandonment of property.

     . Payment status -- current vs. delinquent -- A history of delinquent payments may be a cause for concern.

     . Property condition -- Significant deferred maintenance observed during Lender's annual site inspections.

     . Other -- Any other factors such as current economic conditions may call into question the performance of the loan.

   Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

   Mortgage loans also are individually evaluated quarterly by the IUS Committee for impairment, including an assessment of related collateral value. Commercial mortgages 60 days or more past due and agricultural mortgages 90 days or more past due, as well as all mortgages in the process of foreclosure, are identified as problem mortgages. Based on its monthly monitoring of mortgages, a class of potential problem mortgages are also identified, consisting of mortgage loans not currently classified as problems but for which management has doubts as to the ability of the borrower to comply with the present loan payment terms and which may result in the loan becoming a problem or being restructured. The decision whether to classify a performing mortgage loan as a potential problem involves significant subjective judgments by management as to likely future industry conditions and developments with respect to the borrower or the individual mortgaged property.

   For problem mortgage loans a valuation allowance is established to provide for the risk of credit losses inherent in the lending process. The allowance includes loan specific reserves for loans determined to be non-performing as a result of the loan review process. A non-performing loan is defined as a loan for which it is probable that amounts due according to the contractual terms of the loan agreement will not be collected. The loan specific portion of the loss allowance is based on AXA Financial Group's assessment as to ultimate collectability of loan principal and interest. Valuation allowances for a non-performing loan are recorded based on the present value of expected future cash flows discounted at the loan's effective interest rate or based on the fair value of the collateral if the loan is collateral dependent. The valuation allowance for mortgage loans can increase or decrease from period to period based on such factors.

   Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

   Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2012 and 2011, the carrying values of commercial and agricultural mortgage loans on real estate that had been classified as nonaccrual loans were $6 million and $7 million for commercial and $0 million and $0 million for agricultural, respectively.

   Troubled Debt Restructuring

   When a loan modification is determined to be a troubled debt restructuring, the impairment of the loan is re-measured by discounting the expected cash flows to be received based on the modified terms using the loan's original effective yield, and the allowance for loss is adjusted accordingly. Subsequent to the modification, income is recognized prospectively based on the modified terms of the loans. Additionally, the loan continues to be subject to the credit review process noted above.

   Derivatives

   MLOA uses equity options to hedge its exposure to equity linked and commodity indexed crediting rates on certain universal variable life products.

   Net Investment Income (Loss), Investment Gains (Losses), Net and Unrealized Investment Gains (Losses)

   Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment gains (losses), net.

   Unrealized investment gains (losses) on fixed maturities and equity securities designated as AFS held by MLOA are accounted for as a separate component of AOCI, net of related deferred income taxes and amounts attributable to DAC and value of business acquired ("VOBA") related to variable life and investment-type products.

   Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities classified as AFS and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

   Fair Value of Financial Instruments

   Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The accounting guidance established a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1  Unadjusted quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2  Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3  Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   MLOA defines fair value as the unadjusted quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time MLOA's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value cannot be substantiated by direct comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

   Management is responsible for the determination of the value of investments carried at fair value and the supporting methodologies and assumptions. Under the terms of various service agreements, MLOA often utilizes independent valuation service providers to gather, analyze, and interpret market information and derive fair values based upon relevant methodologies and assumptions for individual securities. These independent valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of widely accepted valuation models, provide a single fair value measurement for individual securities for which a fair value has been requested. As further described below with respect to specific asset classes, these inputs include, but are not limited to, market prices for recent trades and transactions in comparable securities, benchmark yields, interest rate yield curves, credit spreads, quoted prices for similar securities, and other market-observable information, as applicable. Specific attributes of the security being valued also are considered, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security- or issuer-specific information. When insufficient market observable information is available upon which to measure fair value, MLOA either will request brokers knowledgeable about these securities to provide a non-binding quote or will employ widely accepted internal valuation models. Fair values received from independent valuation service providers and brokers and those internally modeled or otherwise estimated are assessed for reasonableness.

   At December 31, 2012 and 2011, respectively, the fair value of public fixed maturities is approximately $1,557 million and $1,528 million or approximately 40.9% and 42.1% of MLOA's total assets measured at fair value on a recurring basis (excluding guaranteed minimum income benefits ("GMIB") reinsurance contracts measured at fair value on a recurring basis). The fair values of MLOA's public fixed maturity securities are generally based on prices obtained from independent valuation service providers and for which MLOA maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. Although each security generally is priced by multiple independent valuation service providers, MLOA ultimately uses the price received from the independent valuation service provider highest in the vendor hierarchy based on the respective asset type, with limited exception. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades. Consistent with the fair value hierarchy, public fixed maturity securities validated in this manner generally are reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, MLOA may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If as a result it is determined that the independent valuation service provider is able to reprice the security in a manner agreed as more consistent with current market observations, the security remains within Level 2. Alternatively, a Level 3 classification may result if the pricing information then is sourced from another vendor, non-binding broker quotes, or internally-developed valuations for which MLOA's own assumptions about market-participant inputs would be used in pricing the security.

   At December 31, 2012 and 2011, respectively, the fair value of private fixed maturities is approximately $469 million and $439 million or approximately 12.3% and 12.1% of MLOA's total assets measured at fair value on a recurring basis. The fair values of MLOA's private fixed maturities, which primarily are comprised of investments in private placement securities generally are determined using a discounted cash flow model. In certain cases, these models use observable inputs with a discount rate based upon the average of spread surveys collected from private market intermediaries who are active in both primary and secondary transactions, taking into account, among other factors, the credit quality and industry sector of the issuer and the reduced liquidity associated with private placements. Generally, these securities have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model may also incorporate unobservable inputs, which reflect MLOA's own assumptions about the inputs market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the fair value measurement of a security, a Level 3 classification generally is made.

   At December 31, 2012 and 2011, respectively, investments classified as Level 1 comprise approximately 47.4% and 45.9% of assets measured at fair value on a recurring basis and primarily include redeemable preferred stock, cash equivalents and Separate Accounts assets. Fair value measurements classified as Level 1 include exchange-traded prices of fixed maturities, equity securities and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. Cash equivalents classified as Level 1 include money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less, and are carried at cost as a proxy for fair value measurement due to their short-term nature.

   At December 31, 2012 and 2011, respectively, investments classified as Level 2 comprise approximately 50.6% and 52.2% of assets measured at fair value on a recurring basis and primarily include U.S. government and agency securities and certain corporate debt securities, such as public and private fixed maturities. As market quotes generally are not readily available or accessible for these securities, their fair value measures are determined utilizing relevant information generated by market transactions involving comparable securities and often are based on model pricing techniques that effectively discount prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity.

   Observable inputs generally used to measure the fair value of securities classified as Level 2 include benchmark yields, reported secondary trades, issuer spreads, benchmark securities and other reference data. Additional observable inputs are used when available, and as may be appropriate, for certain security types, such as prepayment, default, and collateral information for the purpose of measuring the fair value of mortgage- and asset-backed securities. At December 31, 2012 and 2011, respectively, approximately $20 million and $28 million of AAA-rated mortgage- and asset-backed securities are classified as Level 2 for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently contracted, market activity in these sectors.

   At December 31, 2012 and 2011, respectively, investments classified as Level 3 comprise approximately 2.0% and 1.9% of assets measured at fair value on a recurring basis and primarily include corporate debt securities. Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. Included in the Level 3 classification at December 31, 2012 and 2011, respectively, were approximately $0 million and $0 million of fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data. MLOA applies various due-diligence procedures, as considered appropriate, to validate these non-binding broker quotes for reasonableness, based on its understanding of the markets, including use of internally-developed assumptions about inputs a market participant would use to price the security. In addition, approximately $41 million and $35 million of mortgage- and asset-backed securities, including commercial mortgage-backed securities ("CMBS"), are classified as Level 3 at December 31, 2012 and 2011, respectively. At December 31, 2012, MLOA continued to apply a risk-adjusted present value technique to estimate the fair value of CMBS securities below the senior AAA tranche due to ongoing insufficient frequency and volume of observable trading activity in these securities. In applying this valuation methodology, MLOA adjusted the projected cash flows of these securities for origination year, default metrics, and level of subordination, with the objective of maximizing observable inputs, and weighted the result with a 10% attribution to pricing sourced from a third party service whose process placed significant reliance on market trading activity.

   Level 3 also includes the GMIB reinsurance contract asset which is accounted for as derivative contracts. The GMIB reinsurance contract asset's fair value reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios. The valuation of the GMIB reinsurance contract asset incorporates significant non-observable assumptions related to policyholder behavior, risk margins and projections of equity Separate Account funds consistent with the S&P 500 Index. The credit risks of the counterparty and of MLOA are considered in determining the fair values of its GMIB reinsurance contract asset, after taking into account the effects of collateral arrangements. Incremental adjustment to the swap curve, adjusted for non-performance risk, is made to the resulting fair values of the GMIB reinsurance contract asset to reflect change in the claims-paying ratings of counterparties to the reinsurance treaties. After giving consideration to collateral arrangements, MLOA made no adjustment to reduce the fair value of its GMIB asset at December 31, 2012 and 2011 to recognize incremental counterparty non-performance risk.

   Fair values for commercial mortgage loans on real estate are measured by discounting future contractual cash flows to be received on the mortgage loan using interest rates at which loans with similar characteristics and credit quality would be made. The discount rate is derived from taking the appropriate U.S. Treasury rate with a like term to the remaining term of the loan and adding a spread reflective of the risk premium associated with the specific loan. Fair values for mortgage loans anticipated to be foreclosed and problem mortgage loans are limited to the fair value of the underlying collateral, if lower.

   The fair values for MLOA's supplementary contracts not involving life contingencies ("SCNILC"), single premium deferred annuities and certain annuities, which are included in Policyholder's account balances, are estimated using projected cash flows discounted at rates reflecting current market rates. Significant unobservable inputs reflected in the cash flows include lapse rates and withdrawal rates.

   Recognition of Insurance Income and Related Expenses

   Premiums from variable life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of fees assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

   Premiums from non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

   For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

   DAC and VOBA

   DAC. Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, reflecting incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

   After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (i.e., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to earnings.

   VOBA. VOBA, which arose from MLOA's 2004 acquisition by AXA Financial, was established in accordance with purchase accounting guidance for business combinations. VOBA is the actuarially determined present value of estimated future gross profits from insurance contracts in force at the date of the acquisition. VOBA is amortized over the expected life of the contracts (up to 50 years from the date of issue) according to the type of contract using the methods described below as applicable. VOBA is subject to loss recognition testing at the end of each accounting period.

   AMORTIZATION POLICY. For universal life ("UL") products and investment-type products, DAC and VOBA are amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract life, DAC and VOBA are amortized using the present value of estimated assessments. The effect on the amortization of DAC and VOBA of revisions to estimated gross profits or assessments is reflected in earnings in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC and VOBA amortization. Conversely, an increase in expected gross profits or assessments would slow DAC and VOBA amortization. The effect on the DAC and VOBA assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in shareholders' equity as of the balance sheet date.

   A significant assumption in the amortization of DAC and VOBA on variable annuities and, to a lesser extent, on variable and interest-sensitive life insurance relates to projected future Separate Account performance. Management sets estimated future gross profit or assessment assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a reversion to the mean approach, a commonly used industry practice. This future return approach influences the projection of fees earned, as well as other sources of estimated gross profits. Returns that are higher than expectations for a given period produce higher than expected account balances, increase the fees earned resulting in higher expected future gross profits and lower DAC and VOBA amortization for the period. The opposite occurs when returns are lower than expected.

   In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance. Currently, the average gross long-term return estimate is measured from December 31, 2008. Management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At December 31, 2012, the average gross short-term and long-term annual return estimate on variable and interest-sensitive life insurance and variable annuities was 9.0% (7.37% net of product weighted average Separate Account fees), and the gross maximum and minimum short-term annual rate of return limitations were 15.0% (13.37% net of product weighted average Separate Account fees) and 0.0% (-1.63% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. These assumptions of long-term growth are subject to assessment of the reasonableness of resulting estimates of future return assumptions.

   If actual market returns continue at levels that would result in assuming future market returns of 15.0% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC and VOBA amortization. Conversely, actual market returns resulting in assumed future market returns of 0.0% for more than 5 years would result in a required deceleration of DAC and VOBA amortization. At December 31, 2012, current projections of future average gross market returns assume a 0.0% annualized return for the next two quarters, which is within the maximum and minimum limitations, grading to a reversion to the mean of 9.0% in seven quarters.

   In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC and VOBA amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC and VOBA amortization. Generally, life mortality experience has been improving in recent years.

   Other significant assumptions underlying gross profit estimates for UL and investment-type products relate to contract persistency and General Account investment spread.

   DAC and VOBA associated with non-participating traditional life policies, are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings (loss) in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy. DAC and VOBA related to these policies are subject to recoverability testing as part of AXA Financial Group's premium deficiency testing. If a premium deficiency exists, DAC and VOBA are reduced by the amount of the deficiency or to zero through a charge to current period earnings (loss). If the deficiency exceeds the DAC balance, the reserve for future policy benefits is increased by the excess, reflected in earnings (loss) in the period such deficiency occurs.

   Policyholders' Account Balances and Future Policy Benefits

   Policyholders' account balances for variable life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

   MLOA issues or has issued certain variable annuity products with a guaranteed minimum death benefit ("GMDB") feature. MLOA also issues certain variable annuity products that contain a GMIB feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a GMIB base. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC and VOBA. The determination of this estimated liability is based on models that involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC and VOBA amortization. There can be no assurance that actual experience will be consistent with management's estimates.

   For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

   For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on MLOA's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 3.0% to 6.0% for life insurance liabilities and from 3.0% to 6.0% for annuity liabilities.

   When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC and VOBA are written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings.

   Separate Accounts

   Generally, Separate Accounts established under Arizona State Insurance Law are not chargeable with liabilities that arise from any other business of MLOA. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings (loss) less fees, held primarily for the benefit of contractholders, and for which MLOA does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the balance sheets. Assets held in Separate Accounts are reported at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity.

   The investment results of Separate Accounts, including unrealized gains (losses), on which MLOA does not bear the investment risk are reflected directly in Separate Accounts liabilities and are not reported in revenues in the statements of earnings (loss). For 2012, 2011 and 2010, investment results of such Separate Accounts were gains (losses) of $196 million, $(49) million and $247 million, respectively.

   Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

   MLOA reports the General Account's interests in Separate Accounts as other invested assets in the balance sheets.

   Other Accounting Policies

   AXA Financial and certain of its consolidated subsidiaries, including MLOA, file a consolidated Federal income tax return. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

3) INVESTMENTS

   Fixed Maturities and Equity Securities

   The following table provides information relating to fixed maturities classified as AFS; no equity securities were classified as AFS.

                AVAILABLE-FOR-SALE SECURITIES BY CLASSIFICATION

                                                     GROSS        GROSS
                                       AMORTIZED   UNREALIZED   UNREALIZED                    OTTI
                                         COST        GAINS        LOSSES      FAIR VALUE   IN AOCI/(3)/
                                       --------- -------------- ----------- -------------- -----------
                                                                (IN MILLIONS)
DECEMBER 31, 2012:
Fixed Maturities:
 Corporate............................ $  1,553  $          167 $         1 $        1,719 $       --
 U.S. Treasury, government and agency.      106               7          --            113         --
 States and political subdivisions....       25               3          --             28         --
 Foreign governments..................        2              --          --              2         --
 Commercial mortgage-backed...........       57               5          27             35          2
 Residential mortgage-backed/(1)/.....       19               1          --             20         --
 Asset-backed/(2)/....................        9               2          --             11         --
 Redeemable preferred stock...........       97               2           1             98         --
                                       --------  -------------- ----------- -------------- ----------

Total at December 31, 2012............ $  1,868  $          187 $        29 $        2,026 $        2
                                       ========  ============== =========== ============== ==========

December 31, 2011:
Fixed Maturities:
 Corporate............................ $  1,554  $          147 $         8 $        1,693 $       --
 U.S. Treasury, government and agency.       99               6          --            105         --
 States and political subdivisions....       21               1          --             22         --
 Foreign governments..................        4              --          --              4         --
 Commercial mortgage-backed...........       63              --          34             29          2
 Residential mortgage-backed/(1)/.....       26               2          --             28         --
 Asset-backed/(2)/....................        9               1          --             10         --
 Redeemable preferred stock...........       81              --           5             76         --
                                       --------  -------------- ----------- -------------- ----------

Total at December 31, 2011............ $  1,857  $          157 $        47 $        1,967 $        2
                                       ========  ============== =========== ============== ==========

  /(1)/Includes publicly traded agency pass-through securities and collateralized mortgage obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans. /(3)/Amounts represent OTTI losses in AOCI, which were not included in earnings (loss) in accordance with current accounting guidance.

   The contractual maturities of AFS fixed maturities (excluding redeemable preferred stock) at December 31, 2012 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the final year of maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                      AVAILABLE-FOR-SALE FIXED MATURITIES
                  CONTRACTUAL MATURITIES AT DECEMBER 31, 2012

                                        AMORTIZED
                                          COST    FAIR VALUE
                                        --------- -----------
                                            (IN MILLIONS)
Due in one year or less................ $    346  $       356
Due in years two through five..........      516          568
Due in years six through ten...........      660          761
Due after ten years....................      164          177
                                        --------  -----------
   Subtotal............................    1,686        1,862
Commercial mortgage-backed securities..       57           35
Residential mortgage-backed securities.       19           20
Asset-backed securities................        9           11
                                        --------  -----------
Total.................................. $  1,771  $     1,928
                                        ========  ===========

   The following table shows proceeds from sales, gross gains (losses) from sales and OTTI for AFS fixed maturities during 2012, 2011 and 2010:

                                                 December 31,
                                             -------------------
                                              2012   2011   2010
                                             -----  -----  -----
                                                (IN MILLIONS)
Proceeds from sales......................... $  13  $  20  $  88
                                             =====  =====  =====
Gross gains on sales........................ $   2  $   1  $   4
                                             =====  =====  =====
Gross losses on sales....................... $  --  $   1  $   2
                                             =====  =====  =====
Total OTTI.................................. $  (7) $  (2) $ (56)
Non-credit losses recognized in OCI.........    --     --      2
                                             -----  -----  -----
Credit losses recognized in earnings (loss). $  (7) $  (2) $ (54)
                                             =====  =====  =====

   The following table sets forth the amount of credit loss impairments on fixed maturity securities held by MLOA at the dates indicated and the corresponding changes in such amounts.

                  FIXED MATURITIES -- CREDIT LOSS IMPAIRMENTS

                                                                                         2012    2011
                                                                                        ------  ------
                                                                                         (IN MILLIONS)
Balances at January 1,................................................................. $  (74) $  (83)
Previously recognized impairments on securities that matured, paid, prepaid or sold....      9      11
Recognized impairments on securities impaired to fair value this period/(1)/...........     --      --
Impairments recognized this period on securities not previously impaired...............     (6)     (2)
Additional impairments this period on securities previously impaired...................     (1)     --
Increases due to passage of time on previously recorded credit losses..................     --      --
Accretion of previously recognized impairments due to increases in expected cash flows.     --      --
                                                                                        ------  ------
Balances at December 31,............................................................... $  (72) $  (74)
                                                                                        ======  ======

   /(1)/Represents circumstances where MLOA determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.

   Net unrealized investment gains (losses) on fixed maturities and equity securities classified as AFS are included in the balance sheets as a component of AOCI. The table below presents these amounts as of the dates indicated:

                                DECEMBER 31,
                               -------------
                                2012   2011
                               ------ ------
                               (IN MILLIONS)
AFS Securities:
 Fixed maturities:
   With OTTI loss............. $    2 $   (5)
   All other..................    156    115
                               ------ ------
Net Unrealized (Gains) Losses. $  158 $  110
                               ====== ======

   Changes in net unrealized investment gains (losses) recognized in AOCI include reclassification adjustments to reflect amounts realized in Net earnings (loss) for the current period that had been part of OCI in earlier periods. The tables that follow below present a rollforward of net unrealized investment gains (losses) recognized in AOCI, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other:

      NET UNREALIZED GAINS (LOSSES) ON FIXED MATURITIES WITH OTTI LOSSES

                                                                                               AOCI GAIN
                                                             NET                                 (LOSS)
                                                         UNREALIZED              DEFERRED      RELATED TO
                                                            GAINS                 INCOME     NET UNREALIZED
                                                         (LOSSES) ON  DAC AND    TAX ASSET     INVESTMENT
                                                         INVESTMENTS   VOBA     (LIABILITY)  GAINS (LOSSES)
                                                         ----------- --------  ------------  --------------
                                                                           (IN MILLIONS)
BALANCE, JANUARY 1, 2012................................ $       (5) $      1  $          2  $          (2)
Net investment gains (losses) arising during the period.          6        --            --              6
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)......................          1        --            --              1
   Excluded from Net earnings (loss)/(1)/...............         --        --            --             --
Impact of net unrealized investment gains (losses) on:
   DAC and VOBA.........................................         --        (2)           --             (2)
   Deferred income taxes................................         --        --            (2)            (2)
                                                         ----------  --------  ------------  -------------
BALANCE, DECEMBER 31, 2012.............................. $        2  $     (1) $         --  $           1
                                                         ==========  ========  ============  =============

BALANCE, JANUARY 1, 2011................................ $       (3) $     --  $          1  $          (2)
Net investment gains (losses) arising during the period.         (2)       --            --             (2)
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)......................         --        --            --             --
   Excluded from Net earnings (loss)/(1)/...............         --        --            --             --
Impact of net unrealized investment gains (losses) on:
   DAC and VOBA.........................................         --         1            --              1
   Deferred income taxes................................         --        --             1              1
                                                         ----------  --------  ------------  -------------
BALANCE, DECEMBER 31, 2011.............................. $       (5) $      1  $          2  $          (2)
                                                         ==========  ========  ============  =============

   /(1)/Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

          ALL OTHER NET UNREALIZED INVESTMENT GAINS (LOSSES) IN AOCI

                                                                                                  AOCI GAIN
                                                             NET                                    (LOSS)
                                                         UNREALIZED                 DEFERRED      RELATED TO
                                                            GAINS                    INCOME     NET UNREALIZED
                                                         (LOSSES) ON    DAC AND     TAX ASSET     INVESTMENT
                                                         INVESTMENTS     VOBA      (LIABILITY)  GAINS (LOSSES)
                                                         ------------ -----------  ----------- ----------------
                                                                              (IN MILLIONS)
BALANCE, JANUARY 1, 2012................................ $        115 $       (27) $      (31) $             57
Net investment gains (losses) arising during the period.           37          --          --                37
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)......................            4          --          --                 4
   Excluded from Net earnings (loss)/(1)/...............           --          --          --                --
Impact of net unrealized investment gains (losses) on:
   DAC and VOBA.........................................           --          (4)         --                (4)
   Deferred income taxes................................           --          --         (13)              (13)
                                                         ------------ -----------  ----------  ----------------
BALANCE, DECEMBER 31, 2012.............................. $        156 $       (31) $      (44) $             81
                                                         ============ ===========  ==========  ================

BALANCE, JANUARY 1, 2011................................ $         77 $        (6) $      (24) $             47
Net investment gains (losses) arising during the period.           36          --          --                36
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)......................            2          --          --                 2
Impact of net unrealized investment gains (losses) on:
   DAC and VOBA.........................................           --         (21)         --               (21)
   Deferred income taxes................................           --          --          (7)               (7)
                                                         ------------ -----------  ----------  ----------------
BALANCE, DECEMBER 31, 2011.............................. $        115 $       (27) $      (31) $             57
                                                         ============ ===========  ==========  ================

   /(1)/Represents "transfers out" related to the portion of OTTI losses during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

   The following tables disclose the fair values and gross unrealized losses of the 76 issues at December 31, 2012 and the 93 issues at December 31, 2011 of fixed maturities that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:

                                          LESS THAN 12 MONTHS     12 MONTHS OR LONGER           TOTAL
                                       ------------------------  ---------------------  ---------------------
                                                       GROSS                  GROSS                  GROSS
                                                     UNREALIZED             UNREALIZED             UNREALIZED
                                        FAIR VALUE     LOSSES    FAIR VALUE   LOSSES    FAIR VALUE   LOSSES
                                       ------------- ----------  ---------- ----------  ---------- ----------
                                                                    (IN MILLIONS)
DECEMBER 31, 2012
Fixed Maturities:
 Corporate............................ $          44 $       --  $      14  $       (1) $      58  $       (1)
 U.S. Treasury, government and agency.             1         --         --          --          1          --
 States and political subdivisions....            --         --         --          --         --          --
 Foreign governments..................            --         --          2          --          2          --
 Commercial mortgage-backed...........            --         (1)        26         (26)        26         (27)
 Residential mortgage-backed..........            --         --         --          --         --          --
 Asset-backed.........................            --         --         --          --         --          --
 Redeemable preferred stock...........            14         --         30          (1)        44          (1)
                                       ------------- ----------  ---------  ----------  ---------  ----------

Total................................. $          59 $       (1) $      72  $      (28) $     131  $      (29)
                                       ============= ==========  =========  ==========  =========  ==========

                                 Less Than 12 Months      12 Months or Longer            Total
                              ------------------------  -----------------------  ---------------------
                                             Gross                     Gross                  Gross
                                           Unrealized                Unrealized             Unrealized
                              Fair Value     Losses     Fair Value     Losses    Fair Value   Losses
                              ---------- -------------  ----------- -----------  ---------- ----------
                                                            (In Millions)
December 31, 2011
Fixed Maturities:
 Corporate................... $      105 $          (6) $        13 $        (2) $      118 $       (8)
 Foreign governments.........         --            --            2          --           2         --
 Commercial mortgage-backed..          1            (2)          27         (32)         28        (34)
 Residential mortgage-backed.         --            --           --          --          --         --
 Redeemable preferred stock..         29            (2)          30          (3)         59         (5)
                              ---------- -------------  ----------- -----------  ---------- ----------

Total........................ $      135 $         (10) $        72 $       (37) $      207 $      (47)
                              ========== =============  =========== ===========  ========== ==========

   MLOA's investments in fixed maturity securities do not include concentrations of credit risk of any single issuer greater than 10% of the shareholder's equity of MLOA, other than securities of the U.S. government, U.S. government agencies and certain securities guaranteed by the U.S. government. MLOA maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of 1.2% of total investments. The largest exposures to a single issuer of corporate securities held at December 31, 2012 and 2011 were $27 million and $27 million, respectively. Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2012 and 2011, respectively, approximately $125 million and $150 million, or 6.7% and 8.1%, of the $1,868 million and $1,857 million aggregate amortized cost of fixed maturities held by MLOA were considered to be other than investment grade. These securities had net unrealized losses of $17 million and $35 million at December 31, 2012 and 2011, respectively.

   MLOA does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business. MLOA's fixed maturity investment portfolio includes residential mortgage backed securities ("RMBS") backed by subprime and Alt-A residential mortgages, comprised of loans made by banks or mortgage lenders to residential borrowers with lower credit ratings. The criteria used to categorize such subprime borrowers include Fair Isaac Credit Organization ("FICO") scores, interest rates charged, debt-to-income ratios and loan-to-value ratios. Alt-A residential mortgages are mortgage loans where the risk profile falls between prime and subprime; borrowers typically have clean credit histories but the mortgage loan has an increased risk profile due to higher loan-to-value and debt-to-income ratios and/or inadequate documentation of the borrowers' income. At December 31, 2012 and 2011, respectively, MLOA owned $4 million and $4 million in RMBS backed by subprime residential mortgage loans, and $0 million and $0 million in RMBS backed by Alt-A residential mortgage loans. RMBS backed by subprime and Alt-A residential mortgages are fixed income investments supporting General Account liabilities.

   At December 31, 2012, the carrying value of fixed maturities that were non-income producing for the twelve months preceding that date was $6 million.

   Valuation Allowances for Mortgage Loans:

   Allowances for credit losses for mortgage loans in 2012, 2011 and 2010 are as follows:

                                                    COMMERCIAL MORTGAGE LOANS
                                                    -------------------------
                                                     2012     2011     2010
                                                    -----    -----    -----
                                                         (IN MILLIONS)
ALLOWANCE FOR CREDIT LOSSES:
Beginning Balance, January 1,...................... $   3    $   2    $   2
   Charge-offs.....................................    --       --       --
   Recoveries......................................    --       --       --
   Provision.......................................     1        1       --
                                                    -----    -----    -----
Ending Balance, December 31,....................... $   4    $   3    $   2
                                                    =====    =====    =====

Ending Balance, December 31,:
   Individually Evaluated for Impairment........... $   4    $   3    $   2
                                                    =====    =====    =====
   Collectively Evaluated for Impairment........... $  --    $  --    $  --
                                                    =====    =====    =====

   Loans Acquired with Deteriorated Credit Quality. $  --    $  --    $  --
                                                    =====    =====    =====

   There were no allowances for credit losses for agricultural mortgage loans in 2012, 2011 and 2010.

   The values used in these ratio calculations were developed as part of the periodic review of the commercial and agricultural mortgage loan portfolio, which includes an evaluation of the underlying collateral value. The following tables provide information relating to the debt service coverage ratio for commercial mortgage loans at December 31, 2012 and 2011, respectively, and for agricultural mortgage loans at December 31, 2011.

       MORTGAGE LOANS BY LOAN-TO-VALUE AND DEBT SERVICE COVERAGE RATIOS
                               DECEMBER 31, 2012

                                                DEBT SERVICE COVERAGE RATIO
                                 ----------------------------------------------------------
                                                                                    LESS     TOTAL
                                  GREATER  1.8X TO   1.5X TO   1.2X TO   1.0X TO    THAN    MORTGAGE
                                 THAN 2.0X  2.0X      1.8X      1.5X      1.2X      1.0X     LOANS
LOAN-TO-VALUE RATIO:/(2)/        --------- -------- ---------- -------- --------- --------- ---------
COMMERCIAL MORTGAGE LOANS/(1)/                              (IN MILLIONS)
0% - 50%........................ $      4  $     -- $       17 $     -- $      12 $      -- $      33
50% - 70%.......................       --        --         --        6        --        --         6
70% - 90%.......................       --        --         --       --        --        --        --
90% plus........................       10        --         --       --        --        --        10
                                 --------  -------- ---------- -------- --------- --------- ---------

Total Commercial Mortgage Loans. $     14  $     -- $       17 $      6 $      12 $      -- $      49
                                 ========  ======== ========== ======== ========= ========= =========

  /(1)/The debt service coverage ratio is calculated using the most recently reported net operating income results from property operations divided by annual debt service.
  /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

       Mortgage Loans by Loan-to-Value and Debt Service Coverage Ratios
                               December 31, 2011

                                                  Debt Service Coverage Ratio
                                   ----------------------------------------------------------
                                                                                       Less    Total
                                    Greater    1.8x to   1.5x to   1.2x to  1.0x to    than   Mortgage
                                   than 2.0x    2.0x      1.8x      1.5x     1.2x      1.0x    Loans
Loan-to-Value Ratio:/(2)/          ---------- --------- ---------- -------- -------- -------- ---------
Commercial Mortgage Loans/(1)/                                (In Millions)
0% - 50%.......................... $        5 $      -- $       17 $     -- $      1 $     -- $      23
50% - 70%.........................         --        --         --       41       --       --        41
70% - 90%.........................         --        --         --        6       --       --         6
90% plus..........................         10        --         --       --       --       --        10
                                   ---------- --------- ---------- -------- -------- -------- ---------

Total Commercial Mortgage Loans... $       15 $      -- $       17 $     47 $      1 $     -- $      80
                                   ========== ========= ========== ======== ======== ======== =========

Loan-to-Value Ratio:/(2)/
Agricultural Mortgage Loans/(1)/
0% - 50%.......................... $        1 $      -- $        5 $      9 $      1 $     21 $      37
50% - 70%.........................          1        --          2        2        3        2        10
70% - 90%.........................         --        --         --       --       --       --        --
90% plus..........................         --        --         --       --       --       --        --
                                   ---------- --------- ---------- -------- -------- -------- ---------

Total Agricultural Mortgage Loans. $        2 $      -- $        7 $     11 $      4 $     23 $      47
                                   ========== ========= ========== ======== ======== ======== =========

Loan-to-Value Ratio:/(2)/
Total Mortgage Loans/(1)/
0% - 50%.......................... $        6 $      -- $       22 $      9 $      2 $     21 $      60
50% - 70%.........................          1        --          2       43        3        2        51
70% - 90%.........................         --        --         --        6       --       --         6
90% plus..........................         10        --         --       --       --       --        10
                                   ---------- --------- ---------- -------- -------- -------- ---------

Total Mortgage Loans.............. $       17 $      -- $       24 $     58 $      5 $     23 $     127
                                   ========== ========= ========== ======== ======== ======== =========

  /(1)/The debt service coverage ratio is calculated using the most recently reported net operating income results from property operations divided by annual debt service.
  /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

   The following table provides information relating to the aging analysis of past due mortgage loans at December 31, 2012 and 2011, respectively.

                    AGE ANALYSIS OF PAST DUE MORTGAGE LOANS

                                                                                         RECORDED
                                                                                        INVESTMENT
                                                                         TOTAL    (GREATER THAN) 90 DAYS
                      30-59 60-89      90 DAYS                         FINANCING           AND
                      DAYS  DAYS  OR (GREATER THAN)  TOTAL  CURRENT   RECEIVABLES        ACCRUING
                      ----- ----- ------------------ ----- ---------- ----------- ----------------------
                                                        (IN MILLIONS)
DECEMBER 31, 2012

 Commercial.......... $  -- $  -- $               -- $  -- $       49 $        49 $                   --
 Agricultural........    --    --                 --    --         --          --                     --
                      ----- ----- ------------------ ----- ---------- ----------- ----------------------
TOTAL MORTGAGE LOANS. $  -- $  -- $               -- $  -- $       49 $        49 $                   --
                      ===== ===== ================== ===== ========== =========== ======================
December 31, 2011

 Commercial.......... $  -- $  -- $               -- $  -- $       80 $        80 $                   --
 Agricultural........    --    --                 --    --         47          47                     --
                      ----- ----- ------------------ ----- ---------- ----------- ----------------------
Total Mortgage Loans. $  -- $  -- $               -- $  -- $      127 $       127 $                   --
                      ===== ===== ================== ===== ========== =========== ======================

   The following table provides information relating to impaired loans at December 31, 2012 and 2011, respectively.

                            IMPAIRED MORTGAGE LOANS

                                                      UNPAID                       AVERAGE        INTEREST
                                        RECORDED     PRINCIPAL     RELATED         RECORDED        INCOME
                                       INVESTMENT     BALANCE     ALLOWANCE     INVESTMENT/(1)/  RECOGNIZED
                                     -------------- ----------- -------------  ----------------- ----------
                                                                 (IN MILLIONS)
DECEMBER 31, 2012

With no related allowance recorded:
 Commercial mortgage loans -- other. $           -- $        -- $          --  $              -- $       --
 Agricultural mortgage loans........             --          --            --                 --         --
                                     -------------- ----------- -------------  ----------------- ----------
TOTAL............................... $           -- $        -- $          --  $              -- $       --
                                     ============== =========== =============  ================= ==========
With related allowance recorded:
 Commercial mortgage loans -- other. $           10 $        10 $          (4) $              10 $       --
 Agricultural mortgage loans........             --          --            --                 --         --
                                     -------------- ----------- -------------  ----------------- ----------
TOTAL............................... $           10 $        10 $          (4) $              10 $       --
                                     ============== =========== =============  ================= ==========
December 31, 2011

With no related allowance recorded:
 Commercial mortgage loans -- other. $           -- $        -- $          --  $              -- $       --
 Agricultural mortgage loans........             --          --            --                 --         --
                                     -------------- ----------- -------------  ----------------- ----------
Total............................... $           -- $        -- $          --  $              -- $       --
                                     ============== =========== =============  ================= ==========
With related allowance recorded:
 Commercial mortgage loans -- other. $           10 $        10 $          (3) $              10 $       --
 Agricultural mortgage loans........             --          --            --                 --         --
                                     -------------- ----------- -------------  ----------------- ----------
Total............................... $           10 $        10 $          (3) $              10 $       --
                                     ============== =========== =============  ================= ==========

  /(1)/Represents a five-quarter average of recorded amortized cost.

   Equity Investments

   MLOA holds equity in limited partnership interests and other equity method investments that primarily invest in securities considered to be other than investment grade. The carrying values at December 31, 2012 and 2011 were $2 million and $2 million, respectively.

   The following table presents MLOA's investment in 2.6 million units in AllianceBernstein, an affiliate, which is included in Other invested assets:

                                                              2012          2011
                                                          ------------  -----------
                                                                (IN MILLIONS)
Balance at January 1,.................................... $         72  $        76
Equity in net earnings (loss)............................            2           (2)
Impact of repurchase/issuance of AllianceBernstein Units.           (2)           2
Dividends received.......................................           (3)          (4)
                                                          ------------  -----------
Balance at December 31,.................................. $         69  $        72
                                                          ============  ===========

   Derivatives

   The tables below present quantitative disclosures about MLOA's derivative instruments, including those embedded in other contracts though required to be accounted for as derivative instruments.

                      DERIVATIVE INSTRUMENTS BY CATEGORY

                                                              FAIR VALUE
                                                        -----------------------
                                                                                 GAINS (LOSSES)
                                              NOTIONAL     ASSET     LIABILITY     REPORTED IN
                                               AMOUNT   DERIVATIVES DERIVATIVES  EARNINGS (LOSS)
                                             ---------- ----------- ----------- ----------------
AT OR FOR THE YEAR ENDED DECEMBER 31, 2012:                     (IN MILLIONS)
     FREESTANDING DERIVATIVES:
     Equity contracts:/(1)/
      Options............................... $       29 $        2  $        1  $             --
                                                                                ----------------
     NET INVESTMENT INCOME (LOSS)...........                                                  --
                                                                                ----------------

     EMBEDDED DERIVATIVES:
     GMIB reinsurance contracts/(2)/........         --          7          --                (2)
                                             ---------- ----------  ----------  ----------------

     Balances, December 31, 2012............ $       29 $        9  $        1  $             (2)
                                             ========== ==========  ==========  ================

At or For the Year Ended December 31, 2011:
     Freestanding derivatives:
     Equity contracts:/(1)/
      Options............................... $        3 $       --  $       --  $             --
                                                                                ----------------
     Net investment income (loss)...........                                                  --
                                                                                ----------------

     Embedded derivatives:
     GMIB reinsurance contracts/(2)/........         --          9          --                 7
                                             ---------- ----------  ----------  ----------------
     Balances, December 31, 2011............ $        3 $        9  $       --  $              7
                                             ========== ==========  ==========  ================

  /(1)/Reported in Other invested assets in MLOA's balance sheets. /(2)/Reported in Other assets in MLOA's balance sheets.

   Net Investment Income (Loss)

   The following table breaks out Net investment income (loss) by asset category:

                                    2012         2011         2010
                                -----------  -----------  ------------
                                             (IN MILLIONS)
Fixed maturities............... $        97  $       102  $        106
Mortgage loans on real estate..           9           10            10
Policy loans...................           8            8             8
Other equity investments.......          --           --            (1)
                                -----------  -----------  ------------
Gross investment income (loss).         114          120           123
Investment expenses............          (4)          (4)           (4)
                                -----------  -----------  ------------
Net Investment Income (Loss)... $       110  $       116  $        119
                                ===========  ===========  ============

   Investment Gains (Losses), Net

   Investment gains (losses), net including changes in the valuation allowances and OTTI are as follows:

                                                               2012         2011         2010
                                                            ----------  -----------  ------------
                                                                        (IN MILLIONS)
Fixed maturities........................................... $       (5) $        (2) $        (47)
Impact of (repurchase) issuance of AllianceBernstein Units.         (2)           2            (2)
Mortgage loans on real estate..............................          2           (1)            1
                                                            ----------  -----------  ------------
Investment Gains (Losses), Net............................. $       (5) $        (1) $        (48)
                                                            ==========  ===========  ============

4) VALUE OF BUSINESS ACQUIRED

   The following table presents MLOA's VOBA asset at December 31, 2012 and 2011:

                      GROSS      ACCUMULATED
                     CARRYING   AMORTIZATION
                      AMOUNT    AND OTHER/(1)/       NET
                   ------------ -------------  ---------------
                                  (IN MILLIONS)
VOBA
DECEMBER 31, 2012. $        416 $        (313) $           103
                   ============ =============  ===============
December 31, 2011. $        416 $        (319) $            97
                   ============ =============  ===============

  /(1)/Includes reactivity to unrealized investment gains (losses) and impact of the December 31, 2005 modified coinsurance ("MODCO") recapture.

   For 2012 and 2011, negative amortization expense related to VOBA was $(13) million and $(10) million. For 2010, amortization expense related to VOBA was $27 million. VOBA amortization is estimated to range between $19 million and $13 million annually through 2017.

5) FAIR VALUE DISCLOSURES

   Assets measured at fair value on a recurring basis are summarized below. Fair value measurements also are required on a non-recurring basis for certain assets, including goodwill, mortgage loans on real estate, equity real estate held for production of income, and equity real estate held for sale, only when an OTTI or other event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy. At December 31, 2012 and 2011, no assets were required to be measured at fair value on a non-recurring basis.

                            FAIR VALUE MEASUREMENTS

                                           LEVEL 1        LEVEL 2        LEVEL 3         TOTAL
                                         ------------ --------------- ------------- ---------------
DECEMBER 31, 2012
-----------------                                              (IN MILLIONS)
ASSETS:
Investments:
 Fixed maturities, available-for-sale:
   Corporate............................ $         -- $         1,684 $          35 $         1,719
   U.S. Treasury, government and agency.           --             113            --             113
   States and political subdivisions....           --              28            --              28
   Foreign governments..................           --               2            --               2
   Commercial mortgage-backed...........           --              --            35              35
   Residential mortgage-backed/(1)/.....           --              20            --              20
   Asset-backed/(2)/....................           --               5             6              11
   Redeemable preferred stock...........           37              61            --              98
                                         ------------ --------------- ------------- ---------------
     Subtotal...........................           37           1,913            76           2,026
                                         ------------ --------------- ------------- ---------------
 Other equity investments...............            1              --            --               1
Cash equivalents........................          145              --            --             145
GMIB reinsurance contracts..............           --              --             7               7
Separate Accounts' assets...............        1,623              15            --           1,638
                                         ------------ --------------- ------------- ---------------
   Total Assets......................... $      1,806 $         1,928 $          83 $         3,817
                                         ============ =============== ============= ===============

December 31, 2011
-----------------
Assets:
Investments:
 Fixed maturities, available-for-sale:
   Corporate............................ $         -- $         1,659 $          34 $         1,693
   U.S. Treasury, government and agency.           --             105            --             105
   States and political subdivisions....           --              22            --              22
   Foreign governments..................           --               4            --               4
   Commercial mortgage-backed...........           --              --            29              29
   Residential mortgage-backed/(1)/.....           --              28            --              28
   Asset-backed/(2)/....................           --               5             5              10
   Redeemable preferred stock...........           19              57            --           76102
                                         ------------ --------------- ------------- ---------------
     Subtotal...........................           19           1,880            68           1,967
                                         ------------ --------------- ------------- ---------------
 Other equity investments...............            1              --            --               1
Cash equivalents........................           57              --            --              57
GMIB reinsurance contracts..............           --              --             9               9
Separate Accounts' assets...............        1,589              15            --           1,604
                                         ------------ --------------- ------------- ---------------
   Total Assets......................... $      1,666 $         1,895 $          77 $         3,638
                                         ============ =============== ============= ===============

  /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

   In 2012, AFS fixed maturities with fair values of $3 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 0.4% of total equity at December 31, 2012.

   In 2011, AFS fixed maturities with fair values of $5 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $22 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 4.0% of total equity at December 31, 2011.

   The table below presents a reconciliation for all Level 3 assets at December 31, 2012 and 2011, respectively.

                              LEVEL 3 INSTRUMENTS
                            FAIR VALUE MEASUREMENTS

                                                                     COMMERCIAL               REDEEMABLE     GMIB
                                                                     MORTGAGE-      ASSET-    PREFERRED   REINSURANCE
                                                     CORPORATE         BACKED       BACKED      STOCK      CONTRACTS
                                                  ---------------  -------------  ----------- ----------- -----------
                                                                             (IN MILLIONS)
BALANCE, JANUARY 1, 2012......................... $            34  $          29  $         5 $        -- $         9
Total gains (losses), realized and unrealized,
  included in:
   Earnings (loss) as:
     Net investment income (loss)................              --             --           --          --          --
     Investment gains (losses), net..............               1             (7)          --          --          --
     Increase (decrease) in the fair value of
       reinsurance contracts.....................              --             --           --          --          (2)
                                                  ---------------  -------------  ----------- ----------- -----------
       Subtotal..................................               1             (7)          --          --          (2)
                                                  ---------------  -------------  ----------- ----------- -----------
Other comprehensive income (loss)................              --             13            1          --          --
Purchases........................................              --             --           --          --          --
Sales............................................              (3)            --           --          --          --
Transfers into Level 3/(2)/......................               3             --           --          --          --
                                                  ---------------  -------------  ----------- ----------- -----------
BALANCE, DECEMBER 31, 2012/(1)/.................. $            35  $          35  $         6 $        -- $         7
                                                  ===============  =============  =========== =========== ===========

BALANCE, JANUARY 1, 2011......................... $            19  $          36  $         5 $        -- $         2
Total gains (losses), realized and unrealized
  included in:
   Earnings (loss) as:
     Net investment income (loss)................              --             --           --          --          --
     Investment gains (losses), net..............              --             (1)          --          --          --
     Increase (decrease) in the fair value of
       reinsurance contracts.....................              --             --           --          --           7
                                                  ---------------  -------------  ----------- ----------- -----------
       Subtotal.................................. $            --  $          (1) $        -- $        -- $         7
                                                  ---------------  -------------  ----------- ----------- -----------
Other comprehensive income (loss)................              (2)            (3)          --          --          --
Sales............................................              (1)            (3)          --          --          --
Transfers into Level 3/(2)/......................              22             --           --          --          --
Transfers out of Level 3/(2)/....................              (4)            --           --          --          --
                                                  ---------------  -------------  ----------- ----------- -----------
BALANCE, DECEMBER 31, 2011/(1)/.................. $            34  $          29  $         5 $        -- $         9
                                                  ===============  =============  =========== =========== ===========

   /(1)/There were no U.S. Treasury, government and agency; State and political subdivisions; Foreign governments; Residential mortgage-backed securities; Other equity investments; or Separate Accounts' assets classified as Level 3 at December 31, 2012 and 2011.
   /(2)/Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

   The table below details changes in unrealized gains (losses) for 2012 and 2011 by category for Level 3 assets still held at December 31, 2012 and 2011, respectively.

                                                                       EARNINGS (LOSS)
                                                   ------------------------------------------------------
                                                                              INCREASE
                                                      NET      INVESTMENT (DECREASE) IN THE
                                                   INVESTMENT    GAINS      FAIR VALUE OF
                                                     INCOME    (LOSSES),     REINSURANCE
                                                     (LOSS)       NET         CONTRACTS           OCI
                                                   ----------- ---------- -----------------  ------------
                                                                        (IN MILLIONS)
LEVEL 3 INSTRUMENTS
FULL YEAR 2012
STILL HELD AT DECEMBER 31, 2012:/(1)/
 Change in unrealized gains (losses):
   Fixed maturities, available-for-sale:
     Commercial mortgage-backed...................          --         --                --            13
     Other fixed maturities, available-for-sale...          --         --                --             1
                                                   ----------- ---------- -----------------  ------------
       Subtotal................................... $        -- $       -- $              --  $         14
                                                   ----------- ---------- -----------------  ------------
   GMIB reinsurance contracts.....................          --         --                (2)           --
                                                   ----------- ---------- -----------------  ------------
       Total...................................... $        -- $       -- $              (2) $         14
                                                   =========== ========== =================  ============
Level 3 Instruments
Full Year 2011
Still Held at December 31, 2011:/(1)/
 Change in unrealized gains (losses):
   Fixed maturities, available-for-sale:
     Commercial mortgage-backed...................          --         --                --            (4)
     Other fixed maturities, available-for-sale...          --         --                --            (2)
                                                   ----------- ---------- -----------------  ------------
       Subtotal................................... $        -- $       -- $              --  $         (6)
                                                   ----------- ---------- -----------------  ------------
     GMIB reinsurance contracts...................          --         --                 7            --
                                                   ----------- ---------- -----------------  ------------
       Total...................................... $        -- $       -- $               7  $         (6)
                                                   =========== ========== =================  ============

   /(1)/There were no Equity securities classified as AFS, Other equity investments, Cash equivalents and Separate Accounts' assets at December 31, 2012 and 2011.

   The following table discloses quantitative information about Level 3 fair value measurements by category for assets and liabilities as of December 31, 2012.

        QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS
                               DECEMBER 31, 2012

                                           FAIR           VALUATION                   SIGNIFICANT
                                           VALUE          TECHNIQUE               UNOBSERVABLE INPUT                RANGE
                                        ------------ --------------------- ---------------------------------- -----------------
                                                                             (IN MILLIONS)
ASSETS:
Investments:
 Fixed maturities, available-for-sale:
   Corporate........................... $         11 Matrix pricing model  Spread over the industry-specific benchmark yield curve  600 BPS - 650 BPS
-------------------------------------------------------------------------------------------------------------------------------
   Commercial mortgage-backed..........           35 Discounted Cash flow              Constant default rate    3.0% - 25.0%
                                                                                      Probability of default        55.0%
                                                                                               Loss severity        49.0%
                                                                                               Discount rate   3.72% - 13.42%
-------------------------------------------------------------------------------------------------------------------------------
GMIB reinsurance contracts.............            7 Discounted Cash flow                        Lapse Rates    2.5% - 27.5%
                                                                                            Withdrawal Rates        3.5%
                                                                                      GMIB Utilization Rates    0.0% - 15.0%
                                                                                        Non-performance risk      13.5 BPS
                                                                                  Volatility rates -- Equity    24.0% - 36.0%
-------------------------------------------------------------------------------------------------------------------------------

   Excluded from the table above are approximately $30 million Level 3 fair value measurements of investments for which the underlying quantitative inputs are not developed by MLOA and are not reasonably available. The fair value measurements of these Level 3 investments comprise approximately 39.5% of total assets classified as Level 3 and represent only 0.8% of total assets measured at fair value on a recurring basis. These investments primarily consist of certain privately placed debt securities with limited trading activity, including asset-backed instruments, and their fair values generally reflect unadjusted prices obtained from independent valuation service providers and indicative, non-binding quotes obtained from third-party broker-dealers recognized as market participants. Significant increases or decreases in the fair value amounts received from these pricing sources may result in MLOA's reporting significantly higher or lower fair value measurements for these Level 3 investments.

   Included in the table above are approximately $11 million fair value of privately placed, available-for-sale corporate debt securities classified as Level 3 at December 31, 2012 that is determined by application of a matrix pricing model, representing approximately 31.4% of the total fair value of Level 3 securities in the corporate fixed maturities asset class. The significant unobservable input to the matrix pricing model is the spread over the industry-specific benchmark yield curve. Generally, an increase or decrease in spreads would lead to directionally inverse movement in the fair value measurements of these securities.

   Commercial mortgage-backed securities classified as Level 3 consist of holdings subordinate to the AAA-tranche position and for which MLOA applies a discounted cash flow methodology to measure fair value. The process for determining fair value first adjusts the contractual principal and interest payments to reflect performance expectations and then discounts the securities' cash flows to reflect an appropriate risk-adjusted return. The significant unobservable inputs used in these fair value measurements are default rate and probability, loss severity, and the discount rate. An increase either in the cumulative default rate, probability of default, or loss severity would result in a decrease in the fair value of these securities; generally, those assumptions would change in a directionally similar manner. A decrease in the discount rate would result in directionally inverse movement in the fair value measurement of these securities.

   Significant unobservable inputs with respect to the fair value measurement of the Level 3 GMIB reinsurance contract asset and the Level 3 liabilities identified in the table above are developed using Company data. Validations of unobservable inputs are performed to the extent MLOA has experience. When an input is changed the model is updated and the results of each step of the model are analyzed for reasonableness.

   The significant unobservable inputs used in the fair value measurement of MLOA's GMIB reinsurance contract asset are lapse rates, withdrawal rates and GMIB utilization rates. Significant increases in GMIB utilization rates or decreases in lapse or withdrawal rates in isolation would tend to increase the GMIB reinsurance contract asset.

   Fair value measurement of the GMIB reinsurance contract asset includes dynamic lapse and GMIB utilization assumptions whereby projected contractual lapses and GMIB utilization reflect the projected net amount of risks of the contract. As the net amount of risk of a contract increases, the assumed lapse rate decreases and the GMIB utilization increases. Increases in volatility would increase the asset.

   The carrying values and fair values at December 31, 2012 and December 31, 2011 for financial instruments not otherwise disclosed in Note 3 are presented in the table below. Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts and pension and other postretirement obligations.

                                                                       DECEMBER 31, 2012
                                                 --------------------------------------------------------------
                                                                                 FAIR VALUE
                                                   CARRYING   -------------------------------------------------
                                                    VALUE       LEVEL 1     LEVEL 2      LEVEL 3       TOTAL
                                                 ------------ ----------- ------------ ------------ -----------
                                                                         (IN MILLIONS)
Mortgage loans on real estate................... $         45 $        -- $         -- $         46 $        46
Policyholders liabilities: Investment contracts.          200          --           --          223         223

                                                        December 31, 2011
                                                   ----------------------------
                                                      Carrying        Fair
                                                       Value          Value
                                                   -------------- -------------
                                                          (In Millions)
Mortgage loans on real estate..................... $          124 $         130
Policyholders liabilities -- Investment contracts.            229           242

6) GMDB, GMIB AND NO LAPSE GUARANTEE FEATURES

   A) Variable Annuity Contracts -- GMDB and GMIB

   MLOA has certain variable annuity contracts with GMDB and GMIB features-in-force that guarantee one of the following:

     . Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

     . Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

     . Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages; or

     . Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit which may include a five year or an annual reset.

   The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders' liabilities:

                                   GMDB             GMIB           TOTAL
                              --------------  ---------------  -------------
                                               (IN MILLIONS)
Balance at January 1, 2010... $            5  $             3  $           8
 Paid guarantee benefits.....             (2)              --             (2)
 Other changes in reserve....              3               (1)             2
                              --------------  ---------------  -------------
Balance at December 31, 2010.              6                2              8
 Paid guarantee benefits.....             (2)              --             (2)
 Other changes in reserve....              3               --              3
                              --------------  ---------------  -------------
Balance at December 31, 2011.              7                2              9
 Paid guarantee benefits.....             (2)              --             (2)
 Other changes in reserve....              3               --              3
                              --------------  ---------------  -------------
Balance at December 31, 2012. $            8  $             2  $          10
                              ==============  ===============  =============

   Related GMDB reinsurance ceded amounts were:

                                  GMDB
                              -------------
                              (IN MILLIONS)
Balance at January 1, 2010... $          3
 Paid guarantee benefits.....           (1)
 Other changes in reserve....            1
                              ------------
Balance at December 31, 2010.            3
 Other changes in reserve....            1
                              ------------
Balance at December 31, 2011.            4
 Paid guarantee benefits.....           --
 Other changes in reserve....            1
                              ------------
Balance at December 31, 2012. $          5
                              ============

   The GMIB reinsurance contracts are considered derivatives and are reported at fair value.

   The December 31, 2012 values for variable annuity contracts in-force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:

                                                          RETURN OF
                                                           PREMIUM       RATCHET     ROLL-UP     COMBO       TOTAL
                                                       --------------  ----------  ----------  --------  ------------
                                                                            (DOLLARS IN MILLIONS)
GMDB:
 Account values invested in:
   General Account.................................... $          121  $      186  $      N/A  $     30  $        337
   Separate Accounts.................................. $          309  $      391  $      N/A  $     59  $        759
 Net amount at risk, gross............................ $            5  $       48  $      N/A  $     17  $         70
 Net amount at risk, net of amounts reinsured......... $            5  $       43  $      N/A  $     --  $         48
 Average attained age of contractholders..............           66.1        66.4         N/A      66.1          66.3
 Percentage of contractholders over age 70............           25.6%       25.7%        N/A      25.0%         25.6%
 Contractually specified interest rates...............            N/A         N/A         N/A       5.0%          5.0%

GMIB:
 Account values invested in:
   General Account....................................            N/A         N/A  $       30  $    N/A  $         30
   Separate Accounts..................................            N/A         N/A  $       59  $    N/A  $         59
 Net amount at risk, gross............................            N/A         N/A  $        3  $    N/A  $          3
 Net amount at risk, net of amounts reinsured.........            N/A         N/A  $       --  $    N/A  $         --
 Weighted average years remaining until annuitization.            N/A         N/A         1.7       N/A           1.7
 Contractually specified interest rates...............            N/A         N/A         5.0%      N/A           5.0%

   B) Separate Account Investments by Investment Category Underlying GMDB and GMIB Features

   The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option, which is part of the General Account and variable investment options that invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

              INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                   DECEMBER 31,
              ----------------------
                 2012        2011
              ----------- ----------
                  (IN MILLIONS)
GMDB:
Equity....... $       643 $      685
Fixed income.          73         89
Balanced.....          15         16
Other........          28         34
              ----------- ----------
Total........ $       759 $      824
              =========== ==========

GMIB:
Equity....... $        47 $       54
Fixed income.           9         12
Other........           3          4
              ----------- ----------
Total........ $        59 $       70
              =========== ==========

   C) Variable and Interest-Sensitive Life Insurance Policies - No Lapse
      Guarantee

   The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements. At
   December 31, 2012 and 2011, MLOA had liabilities of $1 million and $1 million, respectively, for no lapse guarantees reflected in the General Account in future policy benefits and other policyholders' liabilities.

7) REINSURANCE

   MLOA reinsures most of its new variable life policies on an excess of retention basis. MLOA maintains a maximum of $4 million on single-life policies and $6 million on second-to-die policies. For amounts applied for in excess of those limits, reinsurance is ceded to AXA Equitable Life Insurance Company ("AXA Equitable"), an affiliate and wholly-owned subsidiary of AXA Financial, up to a combined maximum of $20 million on single-life policies and $25 million on second-to-die policies. For amounts applied in excess of those limits, MLOA seeks reinsurance from unaffiliated third parties. A contingent liability exists with respect to reinsurance ceded should the reinsurers be unable to meet their obligations. For its variable annuity products, MLOA retained 100% of the risk in connection with the return of premium death benefit. The benefits in connection with GMDB in excess of the return of premium benefit, which are offered under certain of MLOA's annuity contracts, were 100% reinsured up to specified limits. Benefits in connection with the earnings increase benefit rider were similarly reinsured. The GMIB was 100% reinsured up to individual and aggregate limits as well as limits that are based on benefit utilization.

   Based on management's estimates of future contract cash flows and experience, the estimated fair values of the GMIB reinsurance contracts, considered derivatives at December 31, 2012 and 2011 were $7 million and $9 million, respectively. The increases (decreases) in estimated fair value were $(2) million, $7 million and $1 million for 2012, 2011 and 2010, respectively.

   At December 31, 2012 and 2011, respectively, reinsurance recoverables related to insurance contracts amounted to $158 million and $136 million, of which $53 million in 2012 and $56 million in 2011 related to one specific reinsurer, which is rated AA- with the remainder of the reinsurers rated BBB and above or not rated. A contingent liability exists with respect to reinsurance should the reinsurers be unable to meet their obligations. MLOA evaluates the financial condition of its reinsurers in an effort to minimize its exposure to significant losses from reinsurer insolvencies.

   The following table summarizes the effect of reinsurance:

                                                                       2012         2011         2010
                                                                   -----------  -----------  -----------
                                                                               (IN MILLIONS)
Direct premiums................................................... $        56  $        68  $        66
Assumed...........................................................           2            2            2
Reinsurance ceded.................................................         (26)         (28)         (29)
                                                                   -----------  -----------  -----------
Premiums.......................................................... $        32  $        42  $        39
                                                                   ===========  ===========  ===========
Variable Life and Investment-type Product Policy Fee Income Ceded. $        29  $        31  $        31
                                                                   ===========  ===========  ===========
Policyholders' Benefits Ceded..................................... $        84  $        39  $        43
                                                                   ===========  ===========  ===========

8) RELATED PARTY TRANSACTIONS

   In August 2012, MLOA sold its entire portfolio of agricultural mortgage loans on real estate to AXA Equitable, an affiliate, in exchange for $42 million dollars in cash. MLOA recorded a pre-tax net realized gain of $3 million related to the sale.

   Under its service agreement with AXA Equitable, personnel services, employee benefits, facilities, supplies and equipment are provided to MLOA to conduct its business. The associated costs related to the service agreement are allocated to MLOA based on methods that management believes are reasonable, including a review of the nature of such costs and activities performed to support MLOA. As a result of such allocations, MLOA incurred expenses of $57 million, $54 million and $53 million for 2012, 2011 and 2010, respectively. At December 31, 2012 and 2011, respectively, MLOA reported a $23 million and $11 million payable to AXA Equitable in connection with its service agreement.

   Various AXA affiliates cede a portion of their life, health and catastrophe insurance business through reinsurance agreements to AXA Global Life in 2010 (and AXA Cessions in 2009 and prior), AXA affiliated reinsurers. Beginning in 2008 AXA Global Life, in turn, retrocedes a quota share portion of these risks to MLOA on a one-year term basis. Premiums and experience refunds earned in 2012, 2011 and 2010 under this arrangement totaled approximately $1 million, $2 million and $2 million, respectively. Claims and expenses paid in 2012, 2011 and 2010 were $1 million, $1 million and $2 million, respectively.

   MLOA cedes a portion of its life business through excess of retention treaties to AXA Equitable on a yearly renewal term basis. Premiums paid in 2012, 2011 and 2010 to AXA Equitable totaled approximately $570,437, $426,414 and $395,877, respectively. Claims and expenses in 2012, 2011 and 2010 were $0, $0 and $894,972, respectively.

   As more fully described in Note 7, MLOA ceded new variable life policies on an excess of retention basis with AXA Equitable and reinsured the no lapse guarantee riders through AXA RE Arizona Company (formerly AXA Bermuda, which during second quarter 2012, redomesticated from Bermuda to Arizona and changed its name to AXA RE Arizona Company) ("AXA Arizona"). MLOA reported $317,488, $334,772 and $361,422 of ceded premiums for 2012, 2011 and 2010, respectively.

   In 2012, 2011 and 2010, respectively, MLOA paid AXA Distribution and its subsidiaries $11 million, $36 million and $31 million of commissions and fees for sales of insurance products. MLOA charged AXA Distribution's subsidiaries $25 million, $3 million and $3 million, respectively, for their applicable share of operating expenses in 2012, 2011 and 2010, pursuant to the Agreements for Services.

   In addition to the AXA Equitable service agreement, MLOA has various other service and investment advisory agreements with affiliates. The amount of expenses incurred by MLOA related to these agreements were $2 million, $2 million and $2 million for 2012, 2011 and 2010, respectively.

9) SHARE-BASED COMPENSATION

   For 2012, 2011 and 2010, respectively, MLOA recognized compensation costs of $3 million, $1 million and $3 million, for share-based payment arrangements and approximately $177,000, $280,000 and $431,000 related to employee stock options.

   At December 31, 2012, approximately $117,000 of unrecognized compensation cost related to unvested employee stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by MLOA over a weighted average period of 0.8 years.

   AXA MILES PROGRAM. On March 16, 2012, under the terms of the AXA Miles Program 2012, AXA granted 50 AXA ordinary shares ("AXA Miles") to every employee and eligible financial professional of AXA Group for the purpose of enhancing long-term employee-shareholder engagement. Each AXA Mile represents a phantom share of AXA stock that will convert to an actual AXA ordinary share at the end of a four-year vesting period provided the employee or financial professional remains in the employ of the company or has retired. Half of each AXA Miles grant, or 25 AXA Miles, are further subject to vesting conditions based on achievement of improvements in specific AXA performance metrics. The total fair value of these AXA Miles awards of approximately $6 million, net of expected forfeitures, is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible and is updated to reflect change in respect of the expectation for meeting the predefined performance conditions. In 2012, the expense associated with the March 16, 2012 grant of AXA Miles was approximately $94,300.

   On July 1, 2007, under the terms of the AXA Miles Program 2007, AXA granted 50 AXA Miles to every employee and financial professional of AXA for the purpose of enhancing long-term employee-shareholder engagement. Each AXA Mile represents the right to receive one unrestricted AXA ordinary share on July 1, 2011, conditional only upon continued employment with AXA at the close of the four-year cliff vesting period with exceptions for retirement, death, and disability. The grant date fair value of approximately 449,400 AXA Miles awarded to employees and financial professionals of AXA Financial's subsidiaries was approximately $700,000, measured as the market equivalent of a vested AXA ordinary share. Beginning on July 1, 2007, the total fair value of this award, net of expected forfeitures, has been expensed over the shorter of the vesting term or to the date at which the participant becomes retirement eligible. For 2011 and 2010, respectively, MLOA recognized compensation expense of approximately $53,000 and $113,000 in respect of this grant of AXA Miles.

10)INCOME TAXES

   A summary of the income tax (expense) benefit in the statements of earnings
   (loss) follows:

                                  2012         2011        2010
                               ----------  -----------  ---------
                                          (IN MILLIONS)
Income tax (expense) benefit:
 Current (expense) benefit.... $       (4) $        39  $     (24)
 Deferred (expense) benefit...         (2)         (38)        35
                               ----------  -----------  ---------
Total......................... $       (6) $         1  $      11
                               ==========  ===========  =========

   The Federal income taxes attributable to operations are different from the amounts determined by multiplying the earnings (loss), before income taxes by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects are as follows:

                                   2012          2011       2010
                              -------------  -----------  ---------
                                          (IN MILLIONS)
Tax at statutory rate........ $         (15) $       (26) $      10
Dividends received deduction.             2            2          1
Tax settlement...............             9            7         --
Valuation allowance..........            --           19         --
Other........................            (2)          (1)        --
                              -------------  -----------  ---------
Income Tax (Expense) Benefit. $          (6) $         1  $      11
                              =============  ===========  =========

   MLOA recognized a tax benefit in 2012 of $9 million related to the settlement with the IRS of the audit for tax years 2004 - 2007. The tax benefit for 2011 reflected a benefit in the amount of $19 million related to the determination that the valuation allowance previously established on deferred tax assets related to net operating loss carry forwards was no longer necessary and a $7 million benefit in settlement of refund claims for tax years 1994 - 1997.

   The components of the net deferred income taxes are as follows:

                                         DECEMBER 31, 2012        December 31, 2011
                                      ------------------------ -----------------------
                                         ASSETS    LIABILITIES   Assets    Liabilities
                                      ------------ ----------- ----------- -----------
                                                       (IN MILLIONS)
Reserves and reinsurance............. $         -- $        21 $        -- $       37
DAC..................................           --          46          --         26
VOBA.................................           --          34          --         34
Investments..........................           --          25          --          6
Goodwill and other intangible assets.           --           9          --          7
NOL and Credits......................           --          --           6         --
Other................................            8          --          --          6
                                      ------------ ----------- ----------- ----------
Total................................ $          8 $       135 $         6 $      116
                                      ============ =========== =========== ==========

   MLOA does not provide income taxes on the undistributed earnings related to its investment in AllianceBernstein units except to the extent that such earnings are not permanently invested outside the United States. As of December 31, 2012, $6 million of accumulated undistributed earnings related to its investment in AllianceBernstein units were permanently invested. At existing applicable income tax rates, additional taxes of approximately $2 million would need to be provided if such earnings were remitted.

   At December 31, 2012 and 2011, respectively, the total amount of unrecognized tax benefits were $5 million and $20 million, all of which would affect the effective tax rate.

   MLOA recognizes accrued interest and penalties related to unrecognized tax benefits in tax (expense) benefit. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2012 and 2011 were $1 million and $3 million, respectively. Tax (expense) benefit for 2012 reflected a benefit of $2 million in interest expense related to unrecognized tax benefits.

   A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

                                                 2012       2011      2010
                                             -----------  --------- ---------
                                                      (IN MILLIONS)
Balance, beginning of year.................. $        17  $      16 $      15
Additions for tax positions of prior years..           1          1         1
Reductions for tax positions of prior years.          (2)        --        --
Settlements with tax authorities............         (12)        --        --
                                             -----------  --------- ---------
Balance, End of Year........................ $         4  $      17 $      16
                                             ===========  ========= =========

   In 2012, the IRS concluded its examination of the tax returns of MONY Life and its subsidiaries from the date of its acquisition by AXA Financial in 2004 through 2007. The completion of this examination resulted in the release of $12 million of unrecognized tax benefits for MLOA. It is reasonably possible that the total amounts of unrecognized tax benefits will change within the next 12 months. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

11)ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

   AOCI represents cumulative gains (losses) on investments that are not reflected in earnings (loss). The balances for the past three years follow:

                                                                       DECEMBER 31,
                                                              -------------------------------
                                                                2012       2011       2010
                                                              --------- ---------- ----------
                                                                       (IN MILLIONS)
Unrealized gains (losses) on investments, net of adjustments. $      82 $       55 $       45
                                                              --------- ---------- ----------
Total Accumulated Other Comprehensive Income (Loss).......... $      82 $       55 $       45
                                                              ========= ========== ==========

   The components of OCI for the past three years follow:

                                                                                     DECEMBER 31,
                                                                        -------------------------------------
                                                                           2012         2011          2010
                                                                        ----------  ------------  -----------
                                                                                    (IN MILLIONS)
Net unrealized gains (losses) on investments:
 Net unrealized gains (losses) arising during the year................. $       43  $         34  $        51
 (Gains) losses reclassified into net earnings (loss) during the year..          5             2           47
                                                                        ----------  ------------  -----------
Net unrealized gains (losses) on investments...........................         48            36           98
Adjustments for DAC and VOBA and deferred income tax (expense) benefit.        (21)          (26)         (42)
                                                                        ----------  ------------  -----------
Other Comprehensive Income (Loss)...................................... $       27  $         10  $        56
                                                                        ==========  ============  ===========

12)LITIGATION

   INSURANCE LITIGATION

   MLOA is involved in various legal actions and proceedings in connection with its business. Some of the actions and proceedings have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on MLOA's financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.

   INSURANCE REGULATORY MATTERS

   MLOA is subject to various statutory and regulatory requirements concerning the payment of death benefits and the reporting and escheatment of unclaimed property, and is subject to audit and examination for compliance with these requirements. MLOA, along with other life insurance industry companies, has been the subject of various inquiries regarding its death claim, escheatment, and unclaimed property procedures and is cooperating with these inquiries. For example, MLOA is under audit by a third party auditor acting on behalf of a number of U.S. state jurisdictions reviewing compliance with unclaimed property laws of those jurisdictions. In addition, a number of life insurance industry companies have received a multistate targeted market conduct examination notice issued on behalf of various U.S. state insurance departments reviewing use of the U.S. Social Security Administration's Death Master File or similar database, claims processing and payments to beneficiaries. In December 2012, MLOA received an examination notice on behalf of at least six insurance departments. The audits and related inquiries have resulted in the payment of death benefits and changes to MLOA's relevant procedures. MLOA expects it will also result in the reporting and escheatment of unclaimed death benefits, including potential interest on such payments, and the payment of examination costs. In addition, MLOA, along with other life insurance industry companies, is subject to lawsuits that may be filed by state regulatory agencies or other litigants.

   In addition to the matters descried above, a number of lawsuits, claims and assessments have been filed against life and health insurers in the jurisdictions in which MLOA does business involving insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration and other matters. Some of the matters have resulted in the award of substantial judgments against other insurers, including material amounts of punitive damages, or in substantial settlements. In some states, juries have substantial discretion in awarding punitive damages. MLOA, like other life and health insurers, from time to time is involved in such matters. Some of these matters filed against MLOA have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on MLOA's financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.

   Although the outcome of litigation and regulatory matters cannot be predicted with certainty, MLOA's management believes that the ultimate resolution of the matters described above should not have a material adverse effect on the financial position of MLOA. MLOA's management cannot make an estimate of loss, if any, or predict whether or not such litigations and regulatory matters will have a material adverse effect on MLOA's results of operations in any particular period.

13)STATUTORY FINANCIAL INFORMATION

   MLOA is restricted as to the amounts it may pay as dividends to MONY Life. Under Arizona Insurance Law, a domestic life insurer may, without prior approval of the Superintendent, pay a dividend to its shareholder not exceeding an amount calculated based on a statutory formula. For 2012, 2011 and 2010, MLOA's statutory net income (loss) was $33 million, $35 million and $(19) million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $295 million and $225 million at December 31, 2012 and 2011, respectively. There were no shareholder dividends paid to MONY Life by MLOA in 2012, 2011 and 2010.

   At December 31, 2012, MLOA, in accordance with various government and state regulations, had $5 million of securities on deposit with such government or state agencies.

   At December 31, 2012 and for the year then ended, there were no differences in net income (loss) and capital and surplus resulting from practices prescribed and permitted by the State of Arizona Insurance Department (the "AID") and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2012.

   Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from U.S. GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholder's equity under U.S. GAAP are primarily:
   (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from U.S. GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under U.S. GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under U.S. GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and U.S. GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in Alliance Units under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under U.S. GAAP;
   (g) computer software development costs are capitalized under U.S. GAAP but expensed under SAP; (h) certain assets, primarily pre-paid assets, are not admissible under SAP but are admissible under U.S. GAAP and (i) the fair valuing of all acquired assets and liabilities including VOBA assets required for U.S. GAAP purchase accounting.

14)SUBSEQUENT EVENT (UNAUDITED)

   On April 10, 2013, MLOA entered into an agreement with Protective Life Insurance Company ("Protective Life") to reinsure an in-force book of life insurance and annuity policies, written primarily prior to 2004. Upon the closing of the agreement, MLOA will receive consideration totaling $373 million. The transaction, which is subject to regulatory approvals and the satisfaction of other customary conditions, is expected to close in 2013.

MONY Life Insurance Company of America

SUPPLEMENT DATED MAY 1, 2013 TO THE CURRENT PROSPECTUSES FOR

MONY CUSTOM MASTER
THE MONYMASTER
MONY CUSTOM EQUITY MASTER
THE MONYEQUITY MASTER

--------------------------------------------------------------------------------

This Supplement modifies certain information in each above-referenced prospectus, supplements to prospectus and statement of additional information (together the "Prospectus") offered by MONY Life Insurance Company of America. You should read this Supplement in conjunction with your Prospectus and retain it for future reference. This Supplement incorporates the Prospectus by reference. Unless otherwise indicated, all other information included in your Prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in your Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in your Prospectus.

On April 10, 2013, MONY Life Insurance Company of America ("MONY America"), an indirect wholly-owned subsidiary of AXA Financial, Inc., entered into a reinsurance transaction with Protective Life Insurance Company ("Protective"), whereby Protective will reinsure a substantial portion of MONY America's life insurance and annuity business (the "Reinsured Business"). Your contract is included in the Reinsured Business.

The structure of this transaction, which is common in the insurance industry, is designed to provide strong protection of assets supporting policyholder benefits. Following the closing of the transaction, Protective will reinsure all of the insurance risks of the Reinsured Business and will be responsible for customer service and administration for all policies comprising the Reinsured Business. However, MONY America will continue as your insurer and the terms, features and benefits of your insurance contract will NOT change as a result of the transaction.

The transaction, which is subject to regulatory approvals and the satisfaction of other customary conditions, is expected to close in the second half of 2013. If required by law, you will receive further notice at the time of completion of the transaction.




Co-distributed by affiliates AXA Advisors, LLC and AXA Distributors, LLC, 1290
                  Avenue of the Americas, New York, NY 10104.

  Copyright 2013 MONY Life Insurance Company of America. All rights reserved.

                    MONY Life Insurance Company of America
                          1290 Avenue of the Americas
                              New York, NY 10104
                                 212-554-1234

                   Custom Master, Custom Equity
                   Master, MONYMaster,
                   MONYEquity Master IF                                 #519839

                                    PART C

                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

    (a) The following Financial Statements are included in Part B of the Registration Statement:

         The financial statements of MONY Life Insurance Company of America and MONY America Variable Account A are included in the Statement of Additional Information.

    (b)  The following exhibits correspond to those required by paragraph
         (b) of item 24 as to exhibits in Form N-4:

         (1) Resolutions of Board of Directors of MONY Life Insurance Company of America authorizing the establishment of MONY America Variable Account A, adopted March 27, 1987, incorporated herein by reference to post-effective amendment no. 7 to the registration statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

         (2) Not applicable.

         (3)(a) Underwriting Agreement among MONY Life Insurance Company of America, MONY Securities Corporation, and MONY Series Fund, Inc. dated November 1, 1990, incorporated herein by reference to post-effective amendment no. 6 to the registration statement on Form N-4 (File No. 333-72632) filed on May 3, 2004.

         (b) Wholesale Distribution Agreement dated April 1, 2005 by and between MONY Life Insurance Company of America, MONY Securities Corporation, and AXA Distributors, LLC, is incorporated herein by reference to the Registration Statement on Form S-3 (File No. 333-177419) filed on October 20, 2011.

         (c) Form of Brokerage General Agent Sales Agreement with Schedule and Amendment to Brokerage General Agent Sales Agreement among [Brokerage General Agent] and AXA Distributors, LLC, AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC, and AXA Distributors Insurance Agency of Massachusetts, LLC, incorporated herein by reference to Exhibit no. 3.(i) to Registration Statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

         (d) Form of Wholesale Broker-Dealer Supervisor and Sales Agreement among [Broker-Dealer] and AXA Distributors, LLC, incorporated herein by reference to Exhibit no. 3.(j) to Registration Statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

         (e) General Agent Sales Agreement dated June 6, 2005, by and between MONY Life Insurance Company of America and AXA Network, LLC, incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form S-1 (File No. 333-180068), filed on March 13, 2012.

         (e)(i) First Amendment dated as of August 1, 2006 to General Agent Sales Agreement dated as of August 1, 2006 by and between MONY Life Insurance Company of America and AXA Network, incorporated herein by reference to Exhibit (c)(9) to the Registration Statement on Form N-6 (File No. 333-134304) filed on March 1, 2012.

         (e)(ii) Second Amendment dated as of April 1, 2008 to General Agent Sales Agreement dated as of April 1, 2008 by and between MONY Life Insurance Company of America and AXA Network, LLC, is incorporated herein by reference to Exhibit (d) (ii) to the Registration Statement on Form S-1 (File No. 333-180068) filed on March 13, 2012.

         (f) Broker-Dealer Distribution and Servicing Agreement dated June 6, 2005, made by and between MONY Life Insurance Company of America and AXA Advisors, LLC, is incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form S-1 (File No. 333-180068), filed on March 13, 2012.

         (4)(a) Form of flexible payment variable annuity contract, incorporated herein by reference to post-effective amendment no. 32 to the registration statement on Form N-4 (File No. 33-20453) filed on April 22, 2005.

         (5) Form of application for flexible payment variable annuity contract, incorporated herein by reference to post-effective amendment no. 32 to the registration statement on Form N-4 (File No. 33-20453) filed on April 22, 2005.

         (6)(a) Articles of Restatement of the Articles of Incorporation of MONY Life Insurance Company of America (as Amended July 22, 2004), incorporated herein by reference to post-effective amendment no. 7 to the registration statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

         (6)(b) By-Laws of MONY Life Insurance Company of America (as Amended July 22, 2004), incorporated herein by reference to post-effective amendment no. 8 to the registration statement on Form N-4 (File No. 333-72632) filed on May 4, 2005.

         (7) Reinsurance Contract. Not applicable.

         (8)(a) Participation Agreement among EQ Advisors Trust, MONY Life Insurance Company of America, AXA Distributors, LLC and AXA Advisors, LLC, incorporated herein by reference to post-effective amendment no. 7 to the registration statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

         (b) Amended and Restated Services Agreement between MONY Life Insurance Company of America and AXA Equitable Life Insurance Company dated as of February 1, 2005, incorporated herein by reference to Exhibit 10.2 to Registration Statement (File No. 333-65423) on Form 10-K, filed on
    March 31, 2005.

         (9)(a) Opinion and Consent of Dodie Kent, MONY Life Insurance Company of America, as to the legality of the securities being registered, filed herewith.

         (10)(a) Consent of PricewaterhouseCoopers LLP, independent registered public accounting firm for MONY Life Insurance Company of America, filed herewith.

         (b) Powers of Attorney, filed herewith.

         (11) Not applicable.

         (12) Not applicable.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

      * The business address for all officers and directors of MONY America is 1290 Avenue of the Americas, New York, New York 10104.

 NAME AND PRINCIPAL                     POSITIONS AND OFFICES
 BUSINESS ADDRESS                       WITH MONY AMERICA
 ------------------                     ---------------------
 DIRECTORS

 Henri de Castries                      Director
 AXA
 25, Avenue Matignon
 75008 Paris, France

 Denis Duverne                          Director
 AXA
 25, Avenue Matignon
 75008 Paris, France

 Barbara Fallon-Walsh                   Director
 113 Waterford Circle
 Berwyn, PA 19312

 Danny L. Hale                          Director
 900 20th Avenue South
 Nashville, TN 37212

 Anthony J. Hamilton                    Director
 AXA UK plc
 5 Old Broad Street
 London, England EC2N 1AD

 Peter S. Kraus                         Director
 AllianceBernstein Corporation
 1345 Avenue of the Americas
 New York, NY 10105

 Ramon de Oliveira                      Director
 Investment Audit Practice, LLC
 70 South Fifth Street
 Park Ridge, NJ 07656

 Bertram L. Scott                       Director
 Affinity Health Plans
 2500 Halsey Street, #2
 Bronx, NY 10461

 Lorie A. Slutsky                       Director
 The New York Community Trust
 909 Third Avenue
 New York, NY 10022

Richard C. Vaughan                  Director
764 Lynnmore Lane
Naples, FL 34108-7522

OFFICER-DIRECTOR

*Mark Pearson                       Director, Chairman of the Board and Chief
                                    Executive Officer

*Andrew J. McMahon                  Director and President

OTHER OFFICERS

*Andrea M. Nitzan                   Executive Vice President and Chief
                                    Accounting Officer

*Anders B. Malmstrom                Senior Executive Vice President and Chief
                                    Financial Officer

*Michael B. Healy                   Executive Vice President and Chief
                                    Information Officer

*Salvatore Piazzolla                Senior Executive Vice President

*Mary Fernald                       Senior Vice President and Chief
                                    Underwriting Officer

*David Kam                          Senior Vice President and Actuary

*Anthony F. Recine                  Senior Vice President, Chief Compliance
                                    Officer and Deputy General Counsel

*Karen Field Hazin                  Vice President, Secretary and Associate
                                    General Counsel

*Dave S. Hattem                     Senior Vice President and General Counsel

*Michel Perrin                      Senior Vice President and Actuary

*Naomi J. Weinstein                 Vice President

*Charles A. Marino                  Executive Vice President and Chief Actuary

*Nicholas B. Lane                   Senior Executive Vice President and
                                    President, Retirement Savings

*Robert O. Wright, Jr.              Executive Vice President

*Amy J. Radin                       Senior Executive Vice President and Chief
                                    Marketing Officer

*Joshua E. Braverman                Executive Vice President and Treasurer

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

         No person is directly or indirectly controlled by the Registrant. The Registrant is a separate account of MONY Life Insurance Company of America, a wholly-owned subsidiary of MONY Life Insurance Company ("MONY").

         (a) The 2012 AXA Group Organizational Charts are incorporated herein by reference to Exhibit 26 to Registration Statement (File No. 333-182903) on Form N-4 filed November 27, 2012.

         (b) The AXA Financial, Inc. - Subsidiary Organization Chart: Q4-2012 is incorporated herein by reference to Exhibit 26(b) to Registration Statement (File No. 333-186807) on Form N-4 filed February 22, 2013.

ITEM 27. NUMBER OF CONTRACT OWNERS:

         As of March 31, 2013 there were 115 owners of Qualified Contracts and 8,904 owners of Non-Qualified Contracts of the MONYMaster contracts offered by the Registrant under this Registration Statement.

ITEM 28. INDEMNIFICATION

         The By-Laws of MONY Life Insurance Company of America provide, in
Article VI as follows:

              SECTION 1. NATURE OF INDEMNITY. The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that he or she is or was or has agreed to become a director or officer of the Corporation, or is or was serving or has agreed to serve at the request of the Corporation as a director or officer of another corporation, partnership, joint venture, trust or other enterprise, or by reason of any action alleged to have been taken or omitted in such capacity, and may indemnify any person who was or is a party or is threatened to be made a party to such an action, suit or proceeding by reason of the fact that he or she is or was or has agreed to become an employee or agent of the Corporation, or is or was serving or has agreed to serve at the request of the Corporation as an employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him or her or on his or her behalf in connection with such action, suit or proceeding and any appeal therefrom, if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding had no reasonable cause to believe his or her conduct was unlawful; except that in the case of an action or suit by or in the right of the Corporation to procure a judgment in its favor (1) such indemnification shall be limited to expenses (including attorneys' fees) actually and reasonably incurred by such person in the defense or settlement of such action or suit, and (2) no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation unless and only to the extent that the court in which such action or suit was brought or other court of competent jurisdiction shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity.

              The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of no contest or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he or she reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his or her conduct was unlawful.

              SECTION 6. SURVIVAL; PRESERVATION OF OTHER RIGHTS. The foregoing indemnification provisions shall be deemed to be a contract between the Corporation and each director, officer, employee and agent who serves in any such capacity at any time while these provisions as well as the relevant provisions of Title 10, Arizona Revised Statutes are in effect and any repeal or modification thereof shall not affect any right or obligation then existing with respect to any state of facts then or previously existing or any action, suit or proceeding previously or thereafter brought or threatened based in whole or in part upon any such state of facts. Such a "contract right" may not be modified retroactively without the consent of such director, officer, employee or agent.

              The indemnification provided by this Article shall not be deemed exclusive of any other right to which those indemnified may be entitled under any by-law, agreement, vote of stockholders or disinterested directors or otherwise, both as to action in his or her official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person.

              SECTION 7. INSURANCE. The Corporation may purchase and maintain insurance on behalf of any person who is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against any liability asserted against such person and incurred by such person in any such capacity or arising out of his or her status as such, whether or not the Corporation would have the power to indemnify such person against such liability under the provisions of this By-Law.

              The directors and officers of MONY Life Insurance Company of America are insured under policies issued by X.L. Insurance Company, Zurich Insurance Company, Arch Insurance Company, Endurance Specialty Insurance Company, U.S. Specialty Insurance, Chubb Insurance Company, AXIS Insurance Company and St. Paul Travelers. The annual limit on such policies is $150 million, and the policies insure officers and directors against certain liabilities arising out of their conduct in such capacities.

              Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification for such liabilities (other than the payment by the Registrant of expense incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant, will (unless in the opinion of its counsel the matter has been settled by controlling precedent) submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

     (a) The principal underwriters for the MONY and MONY America Variable Accounts are AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors").

     (b) AXA Advisors and AXA Distributors, both affiliates of AXA Equitable, MONY Life Insurance Company and MONY Life Insurance Company of America, are the principal underwriters for Separate Accounts 49 and FP of AXA Equitable, EQ Advisors Trust and AXA Premier VIP Trust, and of MONY Variable Account A, MONY Variable Account L and MONY America Variable Account L. In addition, AXA Advisors is the principal underwriter for AXA Equitable's Separate Accounts 45,301, A, I, and MONY's Variable Account S and Keynote. The principal business address of AXA Advisors and AXA Distributors is 1290 Avenue of the Americas, New York, NY 10104.

     (c) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC and AXA Distributors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC or AXA Distributors, LLC, as applicable.

(i) AXA ADVISORS, LLC

 NAME AND PRINCIPAL                     POSITIONS AND OFFICES WITH UNDERWRITER
 BUSINESS ADDRESS                       (AXA ADVISORS LLC)
 ------------------                     --------------------------------------

 *Andrew J. McMahon                     Director and Chief Financial
                                        Protection & Wealth Management Officer

 *Christine Nigro                       Senior Vice President and Divisional
                                        President

 *Manish Agarwal                        Director

 *Nicholas B. Lane                      Director and Chief Retirement Savings
                                        Officer

 *Robert O. Wright, Jr.                 Director and Chairman of the Board

 *Frank Massa                           President and Chief Operating Officer

 *Philip Pescatore                      Chief Risk Officer

 *William Degnan                        Senior Vice President

 *George Papazicos                      Senior Vice President

 *Vincent Parascandola                  Senior Vice President, Divisional
                                        President and Chief Sales Officer

 *Robert P. Walsh                       Vice President and Chief Anti-Money
                                        Laundering Officer

 *Maurya Keating                        Vice President, Chief Broker Dealer
                                        Counsel and Acting Investment
                                        Advisors Chief Compliance Officer

 *Francesca Divone                      Secretary

 *Denise Tedeschi                       Assistant Vice President and
                                        Assistant Secretary

 *Nicholas Gismondi                     Vice President and Controller

 *Susan LaVallee                        Senior Vice President

 *Mary Jean Bonadonna                   Vice President and Broker-Dealer
                                        Compliance Officer

 *John C. Taroni                        Vice President and Treasurer

 *Amy J. Radin                          Director

 *Anders B. Malmstrom                   Director


(ii) AXA DISTRIBUTORS, LLC

NAME AND PRINCIPAL                 POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                   (AXA DISTRIBUTORS, LLC)
------------------                 --------------------------------------------

*Nicholas B. Lane                  Director, Chairman of the Board, President,
                                   Chief Executive Officer and Chief Retirement
                                   Savings Officer

*Andrew J. McMahon                 Director and Chief Financial Protection &
                                   Wealth Management Officer

*Michael P. McCarthy               Director, Senior Vice President and
                                   National Sales Manager

*David W. O'Leary                  Executive Vice President

*Nelida Garcia                     Senior Vice President

*Peter D. Golden                   Senior Vice President

*Kevin M. Kennedy                  Senior Vice President

*Harvey T. Fladeland               Senior Vice President

*Windy Lawrence                    Senior Vice President

*Mark Teitelbaum                   Senior Vice President

*Timothy P. O'Hara                 Senior Vice President

*Mark D. Scalercio                 Senior Vice President

*Michael Schumacher                Senior Vice President

*John C. Taroni                    Vice President and Treasurer

*Nicholas Gismondi                 Vice President and Chief Financial Officer

*Denise Tedeschi                   Assistant Vice President and Assistant
                                   Secretary

*Gregory Lashinsky                 Assistant Vice President - Financial
                                   Operations Principal

*Robert P. Walsh                   Vice President and Chief AML Officer

*Todd Solash                       Senior Vice President

*Nicholas D. Huth                  Vice President and General Counsel

*Francesca Divone                  Secretary

     (c) The information under "Distribution of the Contracts" in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

         Accounts, books, and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by MONY Life Insurance Company of America, in whole or in part, at its principal offices at 1290 Avenue of the Americas, New York, New York 10104 or at its Operations Center at 100 Madison St., Syracuse, New York 13202.

ITEM 31. MANAGEMENT SERVICES

         Not applicable.

ITEM 32. UNDERTAKINGS

         (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

         (b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

         (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

                   REPRESENTATIONS RELATING TO SECTION 26 OF
                      THE INVESTMENT COMPANY ACT OF 1940

         Registrant and MONY Life Insurance Company of America represent that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by MONY Life Insurance Company of America.

                                  SIGNATURES

   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 25th day of April, 2013.


                              MONY America Variable Account A of
                              MONY Life Insurance Company of America
                                         (Registrant)

                              By:  MONY Life Insurance Company of America
                                    (Depositor)

                              By:  /s/ Dodie Kent
                                   ---------------------------------------------
                                   Dodie Kent
                                   Vice President and Associate General Counsel

                                  SIGNATURES

   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 25th day of April, 2013.

                               MONY Life Insurance Company of America
                                            (Depositor)

                               By:  /s/ Dodie Kent
                                    --------------------------------------------
                                    Dodie Kent
                                    Vice President and Associate General Counsel

   As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson                            Chairman of the Board, Chief
                                         Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Anders Malmstrom                        Senior Executive Vice President and
                                         Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Andrea M. Nitzan                        Executive Vice President and Chief
                                         Accounting Officer

*DIRECTORS:

Mark Pearson                 Anthony J. Hamilton  Bertram Scott
Denis Duverne                Peter S. Kraus       Lorie A. Slutsky
Barbara Fallon-Walsh         Andrew J. McMahon    Richard C. Vaughan
Danny L. Hale                Ramon de Oliveira

*By:  /s/ Dodie Kent
      -------------------------
      Dodie Kent
      Attorney-in-Fact
      April 25, 2013

                                 EXHIBIT INDEX

EXHIBIT NO.                       DESCRIPTION                        TAG VALUES
-----------                       -----------                        ----------

  9(a)       Opinion and Consent of Counsel                          EX-99.9a
  10(a)      Consent of PricewaterhouseCoopers LLP                   EX-99.10a
  10(b)      Powers of Attorney                                      EX-99.10b